UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Domestic
Equity Funds
Semi-Annual Report
April 30, 2023 (Unaudited)

■ The Hartford Capital Appreciation Fund
■ Hartford Core Equity Fund
■ The Hartford Dividend and Growth Fund
■ The Hartford Equity Income Fund
■ The Hartford Growth Opportunities Fund
■ The Hartford Healthcare Fund
■ The Hartford MidCap Fund
■ The Hartford MidCap Value Fund
■ Hartford Quality Value Fund
■ The Hartford Small Cap Growth Fund
■ Hartford Small Cap Value Fund
■ The Hartford Small Company Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2022 through April 30, 2023.
Market Review
During the six months ended April 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 8.63%. The mixed results for the period seemed to reflect a deep ambivalence from equity investors over the prospect of a looming recession, a possible credit slowdown within the U.S. banking sector, and continued uncertainty over how soon the U.S. Federal Reserve (Fed) may be ready to pause or even end its year-long campaign of interest-rate increases.
At the start of the semi-annual period, most major equity indices were rising in response to a succession of Consumer Price Index (CPI)2 reports showing that inflation, after peaking in June 2022, had fallen to an annual rate of 5.6% by March 2023. However, the late-period bank-sector turmoil spawned by the collapse of Silicon Valley Bank provided a somewhat negative end to a volatile up-and-down six-month period.
The Federal Open Market Committee’s (FOMC) monthly rate-setting decisions during the period seemed to fall in line with the apparent inflation slowdown. The FOMC reduced the amount of its rate hike to a half-percent increase in December 2022, followed by two consecutive quarter-percent hikes in February 2023 and March 2023.
Nonetheless, most of Fed Chair Jerome Powell’s public statements provided a consistent theme, telling investors that interest rates would still need to stay “higher for longer” as long as economic data continued to show evidence of stubbornly persistent price inflation. Sentiment remained volatile as equities soared in January 2023 but pulled back in February 2023 and March 2023. The question of whether the Fed’s rate-hiking campaign might throw the economy into recession remained top-of-mind during the period.
The volatility in the banking sector fed a growing narrative that a possible credit crunch could help accelerate a slowdown in economic growth and force the Fed to pause interest-rate hikes sooner rather than later.  As the period came to an end, consumers seemed to be just managing to hold back a recession as U.S. inflation-adjusted gross domestic product rose 1.1% for the first quarter of 2023, down from a 2.6% rate in the last quarter of 2022, according to the U.S. Commerce Department.
As we move toward mid-year, recession and credit concerns are likely to keep surfacing as investors scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Domestic Equity Funds

The Hartford Capital Appreciation Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	7.34%	0.61%	8.34%	9.85%
Class A3	1.43%	-4.93%	7.12%	9.23%
Class C2	6.87%	-0.22%	7.50%	9.03%
Class C4	5.89%	-1.13%	7.50%	9.03%
Class I2	7.46%	0.86%	8.63%	10.17%
Class R3[2]	7.15%	0.24%	7.95%	9.48%
Class R4[2]	7.30%	0.56%	8.29%	9.82%
Class R5[2]	7.45%	0.84%	8.61%	10.15%
Class R6[2]	7.50%	0.94%	8.72%	10.25%
Class Y2	7.46%	0.85%	8.65%	10.22%
Class F2	7.51%	0.96%	8.73%	10.23%
Russell 3000 Index	7.30%	1.50%	10.60%	11.67%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.04%	1.04%
Class C	1.83%	1.83%
Class I	0.77%	0.77%
Class R3	1.41%	1.41%
Class R4	1.10%	1.10%
Class R5	0.79%	0.79%
Class R6	0.69%	0.69%
Class Y	0.80%	0.80%
Class F	0.69%	0.69%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund’s strategy for allocating assets among portfolio management teams may not work as intended. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.0%
Consumer Discretionary	11.9
Consumer Staples	7.4
Energy	2.8
Financials	14.5
Health Care	17.3
Industrials	13.3
Information Technology	17.0
Materials	3.8
Real Estate	2.2
Utilities	0.9
Total	97.1%
Short-Term Investments	0.6
Other Assets & Liabilities	2.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Core Equity Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 04/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	6.26%	1.41%	10.41%	12.17%
Class A3	0.42%	-4.17%	9.16%	11.54%
Class C2	5.88%	0.66%	9.59%	11.35%
Class C4	4.88%	-0.32%	9.59%	11.35%
Class I2	6.40%	1.66%	10.69%	12.41%
Class R3[2]	6.07%	1.03%	10.01%	11.82%
Class R4[2]	6.25%	1.39%	10.39%	12.19%
Class R5[2]	6.38%	1.66%	10.68%	12.49%
Class R6[2]	6.46%	1.78%	10.79%	12.58%
Class Y2	6.39%	1.69%	10.72%	12.54%
Class F2	6.44%	1.75%	10.79%	12.47%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.70%	0.70%
Class C	1.45%	1.45%
Class I	0.46%	0.46%
Class R3	1.08%	1.08%
Class R4	0.76%	0.76%
Class R5	0.46%	0.46%
Class R6	0.36%	0.36%
Class Y	0.45%	0.45%
Class F	0.36%	0.36%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.2%
Consumer Discretionary	9.8
Consumer Staples	7.5
Energy	3.5
Financials	12.9
Health Care	18.3
Industrials	9.4
Information Technology	24.7
Materials	1.2
Real Estate	1.8
Utilities	3.4
Total	99.7%
Short-Term Investments	0.1
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

The Hartford Dividend and Growth Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	4.48%	0.18%	10.23%	10.69%
Class A3	-1.26%	-5.33%	8.99%	10.06%
Class C2	4.07%	-0.63%	9.37%	9.85%
Class C4	3.09%	-1.58%	9.37%	9.85%
Class I2	4.57%	0.40%	10.50%	10.95%
Class R3[2]	4.27%	-0.23%	9.82%	10.30%
Class R4[2]	4.42%	0.09%	10.15%	10.64%
Class R5[2]	4.58%	0.39%	10.49%	10.97%
Class R6[2]	4.61%	0.48%	10.59%	11.07%
Class Y2	4.57%	0.42%	10.55%	11.05%
Class F2	4.62%	0.50%	10.60%	11.01%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%
Russell 1000 Value Index	4.54%	1.21%	7.75%	9.13%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.96%	0.96%
Class C	1.74%	1.74%
Class I	0.72%	0.72%
Class R3	1.34%	1.34%
Class R4	1.04%	1.04%
Class R5	0.73%	0.73%
Class R6	0.63%	0.63%
Class Y	0.74%	0.72%
Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.8%
Consumer Discretionary	5.4
Consumer Staples	6.9
Energy	6.2
Financials	16.5
Health Care	16.9
Industrials	8.3
Information Technology	17.0
Materials	3.2
Real Estate	3.4
Utilities	4.3
Total	96.9%
Short-Term Investments	1.2
Other Assets & Liabilities	1.9
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

The Hartford Equity Income Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 08/28/2003 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	2.66%	2.59%	9.30%	9.64%
Class A3	-2.98%	-3.05%	8.07%	9.03%
Class C2	2.28%	1.78%	8.47%	8.83%
Class C4	1.36%	0.87%	8.47%	8.83%
Class I2	2.81%	2.86%	9.57%	9.93%
Class R3[2]	2.47%	2.18%	8.90%	9.25%
Class R4[2]	2.61%	2.48%	9.22%	9.59%
Class R5[2]	2.80%	2.80%	9.56%	9.92%
Class R6[2]	2.84%	2.94%	9.67%	10.03%
Class Y2	2.84%	2.85%	9.60%	9.99%
Class F2	2.85%	2.91%	9.66%	9.99%
Russell 1000 Value Index	4.54%	1.21%	7.75%	9.13%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.97%	0.97%
Class C	1.74%	1.74%
Class I	0.74%	0.74%
Class R3	1.35%	1.35%
Class R4	1.06%	1.06%
Class R5	0.75%	0.75%
Class R6	0.64%	0.64%
Class Y	0.73%	0.73%
Class F	0.64%	0.64%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.7%
Consumer Discretionary	5.2
Consumer Staples	9.9
Energy	7.7
Financials	20.1
Health Care	17.9
Industrials	10.2
Information Technology	9.4
Materials	4.2
Real Estate	4.9
Utilities	7.4
Total	98.6%
Short-Term Investments	0.3
Other Assets & Liabilities	1.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Growth Opportunities Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 03/31/1963 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	12.40%	-1.32%	9.25%	12.46%
Class A3	6.22%	-6.75%	8.02%	11.83%
Class C2	11.98%	-2.05%	8.43%	11.63%
Class C4	10.98%	-3.03%	8.43%	11.63%
Class I2	12.53%	-1.04%	9.53%	12.74%
Class R3[2]	12.18%	-1.66%	8.87%	12.08%
Class R4[2]	12.38%	-1.33%	9.20%	12.43%
Class R5[2]	12.55%	-1.04%	9.52%	12.76%
Class R6[2]	12.56%	-0.97%	9.63%	12.87%
Class Y2	12.55%	-1.04%	9.56%	12.83%
Class F2	12.60%	-0.96%	9.64%	12.81%
Russell 3000 Growth Index	10.77%	2.25%	13.14%	14.05%
Russell 1000 Growth Index	11.51%	2.34%	13.80%	14.46%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.08%	1.08%
Class C	1.85%	1.85%
Class I	0.83%	0.83%
Class R3	1.45%	1.45%
Class R4	1.14%	1.14%
Class R5	0.84%	0.84%
Class R6	0.74%	0.74%
Class Y	0.83%	0.83%
Class F	0.73%	0.73%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	13.0%
Consumer Discretionary	16.2
Consumer Staples	2.8
Energy	1.9
Financials	5.9
Health Care	20.1
Industrials	8.7
Information Technology	28.8
Materials	0.9
Total	98.3%
Short-Term Investments	0.9
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

The Hartford Healthcare Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	3.13%	3.70%	8.85%	11.74%
Class A3	-2.54%	-2.00%	7.62%	11.11%
Class C2	2.73%	2.90%	8.02%	10.91%
Class C4	1.73%	1.90%	8.02%	10.91%
Class I2	3.26%	3.97%	9.15%	12.05%
Class R3[2]	2.95%	3.36%	8.48%	11.38%
Class R4[2]	3.10%	3.66%	8.81%	11.72%
Class R5[2]	3.26%	3.96%	9.13%	12.04%
Class R6[2]	3.31%	4.09%	9.24%	12.16%
Class Y2	3.25%	3.96%	9.17%	12.12%
Class F2	3.31%	4.08%	9.25%	12.12%
S&P Composite 1500 Health Care Index	1.38%	3.75%	11.85%	12.96%
S&P 500 Index	8.63%	2.66%	11.45%	12.20%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 02/28/2019 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.26%	1.26%
Class C	2.03%	2.03%
Class I	1.00%	1.00%
Class R3	1.61%	1.61%
Class R4	1.30%	1.30%
Class R5	1.01%	1.01%
Class R6	0.90%	0.90%
Class Y	1.00%	1.00%
Class F	0.89%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Risks of focusing investments on the healthcare related sector include regulatory and legal developments, changes in funding or subsidies, patent and intellectual property considerations, intense competitive pressures, rapid technological changes, long and costly process for obtaining product approval by government agencies, potential product obsolescence, rising cost of medical products and services, and liquidity risk. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets.
Composition by Subsector(1)
as of 04/30/2023
Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	15.2%
Health Care Equipment & Supplies	18.7
Health Care Providers & Services	23.4
Life Sciences Tools & Services	11.2
Pharmaceuticals	30.5
Total	99.0%
Short-Term Investments	1.3
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

7

The Hartford MidCap Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 12/31/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.73%	-2.10%	5.04%	9.48%
Class A3	-0.09%	-7.48%	3.86%	8.86%
Class C2	5.31%	-2.88%	4.24%	8.66%
Class C4	4.42%	-3.70%	4.24%	8.66%
Class I2	5.86%	-1.84%	5.30%	9.74%
Class R3[2]	5.53%	-2.45%	4.67%	9.10%
Class R4[2]	5.71%	-2.14%	5.00%	9.45%
Class R5[2]	5.85%	-1.85%	5.32%	9.77%
Class R6[2]	5.91%	-1.76%	5.42%	9.89%
Class Y2	5.86%	-1.82%	5.37%	9.86%
Class F2	5.95%	-1.72%	5.42%	9.82%
S&P MidCap 400 Index	3.24%	1.33%	7.56%	9.64%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.10%	1.10%
Class C	1.86%	1.86%
Class I	0.87%	0.87%
Class R3	1.46%	1.46%
Class R4	1.16%	1.16%
Class R5	0.86%	0.86%
Class R6	0.74%	0.74%
Class Y	0.84%	0.84%
Class F	0.74%	0.74%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.1%
Consumer Discretionary	12.6
Consumer Staples	1.4
Energy	5.8
Financials	12.0
Health Care	20.0
Industrials	23.1
Information Technology	15.4
Materials	5.7
Real Estate	1.0
Utilities	0.9
Total	100.0%
Short-Term Investments	1.8
Other Assets & Liabilities	(1.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

8

The Hartford MidCap Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 04/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.06%	0.15%	6.85%	8.17%
Class A3	-0.72%	-5.35%	5.64%	7.56%
Class C2	4.60%	-0.63%	6.02%	7.37%
Class C4	3.68%	-1.50%	6.02%	7.37%
Class I2	5.23%	0.44%	7.19%	8.50%
Class R3[2]	4.87%	-0.15%	6.53%	7.87%
Class R4[2]	5.02%	0.12%	6.84%	8.20%
Class R5[2]	5.18%	0.41%	7.16%	8.52%
Class R6[2]	5.25%	0.61%	7.30%	8.59%
Class Y2	5.25%	0.49%	7.21%	8.59%
Class F2	5.25%	0.58%	7.29%	8.59%
Russell Midcap Value Index	2.26%	-3.47%	6.43%	8.68%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 06/22/2022 and performance for Class R6 shares prior to 06/22/2022 reflects the performance of Class F shares from 02/28/2017 through 06/21/2022 and Class I shares prior to 02/28/2017. Class F shares commenced operations on 02/28/2017 and performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.17%	1.17%
Class C	1.95%	1.95%
Class I	0.86%	0.86%
Class R3	1.49%	1.49%
Class R4	1.19%	1.19%
Class R5	0.89%	0.89%
Class R6	0.77%	0.77%
Class Y	0.88%	0.88%
Class F	0.77%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	2.6%
Consumer Discretionary	9.7
Consumer Staples	5.8
Energy	6.2
Financials	17.5
Health Care	12.3
Industrials	20.0
Information Technology	7.9
Materials	4.9
Real Estate	6.7
Utilities	4.8
Total	98.4%
Short-Term Investments	0.3
Other Assets & Liabilities	1.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Quality Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 01/02/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	2.00%	-1.42%	7.97%	8.56%
Class A3	-3.61%	-6.84%	6.76%	7.95%
Class C2	1.60%	-2.21%	7.14%	7.75%
Class C4	0.64%	-3.13%	7.14%	7.75%
Class I2	2.12%	-1.14%	8.32%	8.91%
Class R3[2]	1.83%	-1.68%	7.71%	8.27%
Class R4[2]	2.02%	-1.38%	8.02%	8.61%
Class R5[2]	2.20%	-1.09%	8.34%	8.91%
Class R6[2]	2.23%	-0.93%	8.48%	9.04%
Class Y2	2.17%	-1.04%	8.36%	8.97%
Class F2	2.25%	-0.95%	8.47%	9.00%
Russell 1000 Value Index	4.54%	1.21%	7.75%	9.13%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
The returns include the Fund’s performance when the Fund pursued a different investment objective and principal investment strategy prior to 11/01/2017.
Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.95%	0.95%
Class C	1.78%	1.71%
Class I	0.65%	0.65%
Class R3	1.27%	1.18%
Class R4	0.95%	0.88%
Class R5	0.67%	0.63%
Class R6	0.55%	0.46%
Class Y	0.66%	0.57%
Class F	0.55%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.1%
Consumer Discretionary	7.2
Consumer Staples	8.7
Energy	7.9
Financials	18.1
Health Care	17.0
Industrials	9.9
Information Technology	9.2
Materials	3.7
Real Estate	4.5
Utilities	4.8
Total	98.1%
Short-Term Investments	0.3
Other Assets & Liabilities	1.6
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

The Hartford Small Cap Growth Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 01/04/1988 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-0.24%	-4.12%	3.17%	7.82%
Class A3	-5.73%	-9.40%	2.01%	7.21%
Class C2	-0.65%	-4.85%	2.46%	7.07%
Class C4	-1.64%	-5.80%	2.46%	7.07%
Class I2	-0.07%	-3.76%	3.55%	8.17%
Class R3[2]	-0.39%	-4.37%	2.90%	7.53%
Class R4[2]	-0.23%	-4.09%	3.21%	7.87%
Class R5[2]	-0.07%	-3.77%	3.53%	8.20%
Class R6[2]	-0.02%	-3.70%	3.64%	8.29%
Class Y2	-0.07%	-3.75%	3.59%	8.27%
Class F2	-0.02%	-3.69%	3.64%	8.24%
Russell 2000 Growth Index	-0.29%	0.72%	4.00%	8.44%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.25%	1.25%
Class C	1.98%	1.98%
Class I	0.89%	0.89%
Class R3	1.52%	1.52%
Class R4	1.22%	1.22%
Class R5	0.92%	0.92%
Class R6	0.81%	0.81%
Class Y	0.91%	0.87%
Class F	0.80%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class Y. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.0%
Consumer Discretionary	12.0
Consumer Staples	6.0
Energy	5.8
Financials	5.8
Health Care	23.0
Industrials	22.9
Information Technology	16.2
Materials	4.7
Real Estate	2.0
Total	99.4%
Short-Term Investments	0.7
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Small Cap Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 01/01/2005 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-1.76%	-2.53%	5.19%	6.93%
Class A3	-7.16%	-7.89%	4.00%	6.33%
Class C2	-2.20%	-3.20%	4.41%	6.13%
Class C4	-3.09%	-4.08%	4.41%	6.13%
Class I2	-1.64%	-2.15%	5.54%	7.22%
Class R3[2]	-1.88%	-2.69%	5.04%	6.74%
Class R4[2]	-1.73%	-2.46%	5.28%	7.02%
Class R5[2]	-1.63%	-2.12%	5.61%	7.35%
Class R6[2]	-1.45%	-1.94%	5.71%	7.43%
Class Y2	-1.50%	-1.99%	5.66%	7.40%
Class F2	-1.44%	-1.96%	5.71%	7.31%
Russell 2000 Value Index	-6.72%	-7.99%	3.66%	6.96%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class I shares commenced operations on 03/31/2015 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 02/28/2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017. Performance for Class F shares prior to 02/28/2017 reflects the performance of Class I shares from 03/31/2015 through 02/27/2017 and Class A shares (excluding sales charges) prior to 03/31/2015. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
Performance prior to 11/01/2018 reflects when the Fund pursued different strategies.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.29%	1.29%
Class C	2.10%	2.05%
Class I	0.98%	0.98%
Class R3	1.57%	1.50%
Class R4	1.26%	1.20%
Class R5	0.97%	0.90%
Class R6	0.85%	0.80%
Class Y	0.96%	0.85%
Class F	0.85%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.0%
Consumer Staples	4.8
Energy	5.0
Financials	35.9
Health Care	8.6
Industrials	16.1
Information Technology	7.8
Materials	2.7
Real Estate	2.7
Utilities	1.9
Total	99.5%
Short-Term Investments	0.2
Other Assets & Liabilities	0.3
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

The Hartford Small Company Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 07/22/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-2.58%	-8.85%	6.57%	8.35%
Class A3	-7.94%	-13.86%	5.38%	7.74%
Class C2	-3.09%	-9.64%	5.71%	7.52%
Class C4	-4.06%	-10.54%	5.71%	7.52%
Class I2	-2.49%	-8.61%	6.88%	8.64%
Class R3[2]	-2.76%	-9.16%	6.28%	8.09%
Class R4[2]	-2.58%	-8.86%	6.60%	8.42%
Class R5[2]	-2.47%	-8.60%	6.92%	8.75%
Class R6[2]	-2.39%	-8.48%	7.01%	8.84%
Class Y2	-2.49%	-8.67%	6.93%	8.80%
Class F2	-2.41%	-8.47%	7.01%	8.73%
Russell 2000 Growth Index	-0.29%	0.72%	4.00%	8.44%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Class R6 shares commenced operations on 11/07/2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.
You cannot invest directly in an index.
See “Benchmark Glossary” for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.27%	1.27%
Class C	2.10%	2.10%
Class I	0.99%	0.99%
Class R3	1.59%	1.59%
Class R4	1.29%	1.29%
Class R5	0.99%	0.99%
Class R6	0.87%	0.87%
Class Y	0.95%	0.95%
Class F	0.87%	0.87%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.2%
Consumer Discretionary	12.6
Consumer Staples	3.8
Energy	5.9
Financials	7.5
Health Care	22.8
Industrials	22.0
Information Technology	14.7
Materials	3.3
Real Estate	2.8
Total	98.6%
Short-Term Investments	2.2
Other Assets & Liabilities	(0.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Domestic Equity Funds
Benchmark Glossary (Unaudited)

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on their market capitalization.
Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

14

Hartford Domestic Equity Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2022 through April 30, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Capital Appreciation Fund
Class A	$ 1,000.00	$ 1,073.40	$ 5.40	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class C	$ 1,000.00	$ 1,068.70	$ 9.54	$ 1,000.00	$ 1,015.57	$ 9.30	1.86%
Class I	$ 1,000.00	$ 1,074.60	$ 4.06	$ 1,000.00	$ 1,020.88	$ 3.96	0.79%
Class R3	$ 1,000.00	$ 1,071.50	$ 7.24	$ 1,000.00	$ 1,017.80	$ 7.05	1.41%
Class R4	$ 1,000.00	$ 1,073.00	$ 5.71	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class R5	$ 1,000.00	$ 1,074.50	$ 4.17	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class R6	$ 1,000.00	$ 1,075.00	$ 3.60	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Class Y	$ 1,000.00	$ 1,074.60	$ 4.17	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class F	$ 1,000.00	$ 1,075.10	$ 3.60	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Hartford Core Equity Fund
Class A	$ 1,000.00	$ 1,062.60	$ 3.63	$ 1,000.00	$ 1,021.27	$ 3.56	0.71%
Class C	$ 1,000.00	$ 1,058.80	$ 7.45	$ 1,000.00	$ 1,017.55	$ 7.30	1.46%
Class I	$ 1,000.00	$ 1,063.80	$ 2.35	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class R3	$ 1,000.00	$ 1,060.70	$ 5.47	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
Class R4	$ 1,000.00	$ 1,062.50	$ 3.78	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R5	$ 1,000.00	$ 1,063.80	$ 2.41	$ 1,000.00	$ 1,022.46	$ 2.36	0.47%
Class R6	$ 1,000.00	$ 1,064.60	$ 1.89	$ 1,000.00	$ 1,022.96	$ 1.86	0.37%
Class Y	$ 1,000.00	$ 1,063.90	$ 2.35	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class F	$ 1,000.00	$ 1,064.40	$ 1.84	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
15

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford Dividend and Growth Fund
Class A	$ 1,000.00	$ 1,044.80	$ 4.87	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%
Class C	$ 1,000.00	$ 1,040.40	$ 8.80	$ 1,000.00	$ 1,016.17	$ 8.70	1.74%
Class I	$ 1,000.00	$ 1,045.70	$ 3.65	$ 1,000.00	$ 1,021.22	$ 3.61	0.72%
Class R3	$ 1,000.00	$ 1,042.70	$ 6.78	$ 1,000.00	$ 1,018.15	$ 6.71	1.34%
Class R4	$ 1,000.00	$ 1,044.20	$ 5.27	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Class R5	$ 1,000.00	$ 1,045.80	$ 3.75	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R6	$ 1,000.00	$ 1,046.40	$ 3.20	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class Y	$ 1,000.00	$ 1,045.70	$ 3.50	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class F	$ 1,000.00	$ 1,046.20	$ 3.20	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
The Hartford Equity Income Fund
Class A	$ 1,000.00	$ 1,027.20	$ 4.88	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class C	$ 1,000.00	$ 1,023.30	$ 8.73	$ 1,000.00	$ 1,016.17	$ 8.70	1.74%
Class I	$ 1,000.00	$ 1,028.10	$ 3.72	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class R3	$ 1,000.00	$ 1,025.20	$ 6.78	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class R4	$ 1,000.00	$ 1,026.60	$ 5.32	$ 1,000.00	$ 1,019.54	$ 5.31	1.06%
Class R5	$ 1,000.00	$ 1,028.00	$ 3.77	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class R6	$ 1,000.00	$ 1,028.40	$ 3.27	$ 1,000.00	$ 1,021.57	$ 3.26	0.65%
Class Y	$ 1,000.00	$ 1,028.40	$ 3.72	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
Class F	$ 1,000.00	$ 1,029.00	$ 3.22	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
The Hartford Growth Opportunities Fund
Class A	$ 1,000.00	$ 1,124.00	$ 5.79	$ 1,000.00	$ 1,019.34	$ 5.51	1.10%
Class C	$ 1,000.00	$ 1,119.80	$ 9.93	$ 1,000.00	$ 1,015.42	$ 9.44	1.89%
Class I	$ 1,000.00	$ 1,125.30	$ 4.48	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 1,121.80	$ 7.63	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 1,123.50	$ 6.00	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R5	$ 1,000.00	$ 1,125.20	$ 4.53	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 1,125.90	$ 3.95	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class Y	$ 1,000.00	$ 1,125.30	$ 4.48	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 1,125.70	$ 3.90	$ 1,000.00	$ 1,021.12	$ 3.71	0.74%
The Hartford Healthcare Fund
Class A	$ 1,000.00	$ 1,031.30	$ 6.40	$ 1,000.00	$ 1,018.50	$ 6.36	1.27%
Class C	$ 1,000.00	$ 1,027.30	$ 10.36	$ 1,000.00	$ 1,014.58	$ 10.29	2.06%
Class I	$ 1,000.00	$ 1,032.60	$ 5.09	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R3	$ 1,000.00	$ 1,029.80	$ 8.10	$ 1,000.00	$ 1,016.81	$ 8.05	1.61%
Class R4	$ 1,000.00	$ 1,031.30	$ 6.65	$ 1,000.00	$ 1,018.25	$ 6.61	1.32%
Class R5	$ 1,000.00	$ 1,032.60	$ 5.14	$ 1,000.00	$ 1,019.74	$ 5.11	1.02%
Class R6	$ 1,000.00	$ 1,033.30	$ 4.54	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class Y	$ 1,000.00	$ 1,032.70	$ 5.09	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class F	$ 1,000.00	$ 1,033.40	$ 4.54	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
The Hartford MidCap Fund
Class A	$ 1,000.00	$ 1,057.30	$ 5.66	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class C	$ 1,000.00	$ 1,053.10	$ 9.63	$ 1,000.00	$ 1,015.42	$ 9.44	1.89%
Class I	$ 1,000.00	$ 1,058.60	$ 4.34	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 1,055.30	$ 7.44	$ 1,000.00	$ 1,017.55	$ 7.30	1.46%
Class R4	$ 1,000.00	$ 1,056.70	$ 5.81	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R5	$ 1,000.00	$ 1,058.50	$ 4.39	$ 1,000.00	$ 1,020.53	$ 4.31	0.86%
Class R6	$ 1,000.00	$ 1,059.10	$ 3.83	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class Y	$ 1,000.00	$ 1,058.60	$ 4.24	$ 1,000.00	$ 1,020.68	$ 4.16	0.83%
Class F	$ 1,000.00	$ 1,059.50	$ 3.83	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
16

Hartford Domestic Equity Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
The Hartford MidCap Value Fund
Class A	$ 1,000.00	$ 1,050.60	$ 5.85	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class C	$ 1,000.00	$ 1,046.00	$ 9.89	$ 1,000.00	$ 1,015.12	$ 9.74	1.95%
Class I	$ 1,000.00	$ 1,052.30	$ 4.32	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 1,048.70	$ 7.46	$ 1,000.00	$ 1,017.50	$ 7.35	1.47%
Class R4	$ 1,000.00	$ 1,050.20	$ 6.00	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R5	$ 1,000.00	$ 1,052.40	$ 4.48	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R6	$ 1,000.00	$ 1,052.50	$ 3.87	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Class Y	$ 1,000.00	$ 1,051.90	$ 4.43	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class F	$ 1,000.00	$ 1,052.50	$ 3.87	$ 1,000.00	$ 1,021.03	$ 3.81	0.76%
Hartford Quality Value Fund
Class A	$ 1,000.00	$ 1,020.00	$ 4.71	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class C	$ 1,000.00	$ 1,016.00	$ 8.55	$ 1,000.00	$ 1,016.31	$ 8.55	1.71%
Class I	$ 1,000.00	$ 1,021.20	$ 3.21	$ 1,000.00	$ 1,021.62	$ 3.21	0.64%
Class R3	$ 1,000.00	$ 1,018.30	$ 5.90	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class R4	$ 1,000.00	$ 1,020.60	$ 4.41	$ 1,000.00	$ 1,020.43	$ 4.41	0.88%
Class R5	$ 1,000.00	$ 1,021.60	$ 3.16	$ 1,000.00	$ 1,021.67	$ 3.16	0.63%
Class R6	$ 1,000.00	$ 1,022.30	$ 2.31	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class Y	$ 1,000.00	$ 1,021.70	$ 2.86	$ 1,000.00	$ 1,021.97	$ 2.86	0.57%
Class F	$ 1,000.00	$ 1,022.50	$ 2.31	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
The Hartford Small Cap Growth Fund
Class A	$ 1,000.00	$ 997.60	$ 6.44	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class C	$ 1,000.00	$ 993.50	$ 10.33	$ 1,000.00	$ 1,014.43	$ 10.44	2.09%
Class I	$ 1,000.00	$ 999.50	$ 4.66	$ 1,000.00	$ 1,020.13	$ 4.71	0.94%
Class R3	$ 1,000.00	$ 996.40	$ 7.67	$ 1,000.00	$ 1,017.11	$ 7.75	1.55%
Class R4	$ 1,000.00	$ 997.70	$ 6.24	$ 1,000.00	$ 1,018.55	$ 6.31	1.26%
Class R5	$ 1,000.00	$ 999.30	$ 4.71	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class R6	$ 1,000.00	$ 1,000.00	$ 4.22	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class Y	$ 1,000.00	$ 999.50	$ 4.51	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class F	$ 1,000.00	$ 999.80	$ 4.17	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Hartford Small Cap Value Fund
Class A	$ 1,000.00	$ 982.40	$ 6.39	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class C	$ 1,000.00	$ 978.00	$ 10.05	$ 1,000.00	$ 1,014.63	$ 10.24	2.05%
Class I	$ 1,000.00	$ 983.60	$ 4.92	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R3	$ 1,000.00	$ 981.20	$ 7.37	$ 1,000.00	$ 1,017.36	$ 7.50	1.50%
Class R4	$ 1,000.00	$ 982.70	$ 5.90	$ 1,000.00	$ 1,018.84	$ 6.01	1.20%
Class R5	$ 1,000.00	$ 983.70	$ 4.43	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class R6	$ 1,000.00	$ 985.50	$ 3.94	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class Y	$ 1,000.00	$ 985.00	$ 4.19	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 985.60	$ 3.94	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
The Hartford Small Company Fund
Class A	$ 1,000.00	$ 973.60	$ 6.41	$ 1,000.00	$ 1,018.30	$ 6.56	1.31%
Class C	$ 1,000.00	$ 969.10	$ 10.45	$ 1,000.00	$ 1,014.18	$ 10.69	2.14%
Class I	$ 1,000.00	$ 975.10	$ 4.95	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R3	$ 1,000.00	$ 972.40	$ 7.82	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class R4	$ 1,000.00	$ 973.80	$ 6.36	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class R5	$ 1,000.00	$ 975.30	$ 4.90	$ 1,000.00	$ 1,019.84	$ 5.01	1.00%
Class R6	$ 1,000.00	$ 975.70	$ 4.36	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class Y	$ 1,000.00	$ 975.10	$ 4.75	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class F	$ 1,000.00	$ 975.90	$ 4.36	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
17

The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 0.3%
44,271	Tesla, Inc.*	$ 7,274,168
70,681	Visteon Corp.*	9,922,906
		17,197,074
	Banks - 2.4%
734,355	Bank of Nova Scotia	36,651,658
611,392	Cadence Bank	12,362,346
264,045	JP Morgan Chase & Co.	36,501,581
211,041	M&T Bank Corp.	26,548,958
682,900	New York Community Bancorp, Inc.	7,300,201
227,382	SouthState Corp.	15,684,810
		135,049,554
	Capital Goods - 9.0%
361,034	AerCap Holdings NV*	20,347,876
102,045	Airbus SE	14,289,839
179,035	AMETEK, Inc.	24,694,298
61,085	Axon Enterprise, Inc.*	12,871,220
229,618	Builders FirstSource, Inc.*	21,760,898
244,151	Curtiss-Wright Corp.	41,464,164
111,679	Esab Corp.	6,517,586
399,851	Fortune Brands Innovations, Inc.	25,866,361
134,487	HEICO Corp.	22,679,888
806,800	HF Global, Inc.*(1)(2)	20,863,848
320,901	Honeywell International, Inc.	64,128,856
108,191	IDEX Corp.	22,321,967
174,234	John Bean Technologies Corp.	18,940,978
309,846	Johnson Controls International PLC	18,541,185
30,493	Lockheed Martin Corp.	14,162,474
138,859	Middleby Corp.*	19,562,456
96,765	Northrop Grumman Corp.	44,634,792
475,378	Otis Worldwide Corp.	40,549,743
102,878	Snap-on, Inc.	26,687,582
348,197	Spirit AeroSystems Holdings, Inc. Class A	10,362,343
121,605	Vicor Corp.*	5,225,367
153,418	Westinghouse Air Brake Technologies Corp.	14,984,336
94,100	Zurn Elkay Water Solutions Corp. Class C	2,027,855
		513,485,912
	Commercial & Professional Services - 2.6%
94,574	Clean Harbors, Inc.*	13,728,362
384,322	Copart, Inc.*	30,380,654
261,432	CoStar Group, Inc.*	20,117,192
329,772	Genpact Ltd.	14,691,343
252,323	Leidos Holdings, Inc.	23,531,643
70,556	Paycom Software, Inc.*	20,487,346
133,573	Verisk Analytics, Inc.	25,927,855
		148,864,395
	Consumer Discretionary Distribution & Retail - 5.8%
779,776	Amazon.com, Inc.*	82,227,379
10,388	AutoZone, Inc.*	27,666,464
429,534	Chewy, Inc. Class A*(3)	13,319,849
119,555	Etsy, Inc.*	12,078,642
814,674	LKQ Corp.	47,031,130
240,189	Monro, Inc.	11,740,438
107,563	Ross Stores, Inc.	11,480,199
940,603	TJX Cos., Inc.	74,138,329
316,327	Tory Burch LLC*(1)(2)	13,576,741
26,395	Ulta Beauty, Inc.*	14,554,995
644,757	Valvoline, Inc.	22,276,355
		330,090,521
	Consumer Durables & Apparel - 2.7%
31,899	Deckers Outdoor Corp.*	15,290,467
72,102	Lululemon Athletica, Inc.*	27,393,713
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Consumer Durables & Apparel - 2.7% - (continued)
562,404	NIKE, Inc. Class B	$ 71,267,835
2,725	NVR, Inc.*	15,914,000
682,286	Steven Madden Ltd.	23,907,301
		153,773,316
	Consumer Services - 3.1%
119,859	Airbnb, Inc. Class A*	14,343,527
789,209	Aramark	27,385,552
7,179	Booking Holdings, Inc.*	19,285,019
1,312,726	Denny's Corp.*	14,715,658
685,534	DraftKings, Inc. Class A*	15,020,050
270,158	Las Vegas Sands Corp.*	17,249,588
190,501	McDonald's Corp.	56,340,671
126,926	Wyndham Hotels & Resorts, Inc.	8,658,892
		172,998,957
	Consumer Staples Distribution & Retail - 0.4%
622,864	U.S. Foods Holding Corp.*	23,917,978
	Energy - 2.8%
60,219	Cheniere Energy, Inc.	9,213,507
251,188	Chevron Corp.	42,345,273
157,999	Diamondback Energy, Inc.	22,467,458
89,700	EOG Resources, Inc.	10,716,459
705,441	Marathon Oil Corp.	17,043,454
157,605	Targa Resources Corp.	11,903,906
721,687	TotalEnergies SE ADR	46,137,450
		159,827,507
	Equity Real Estate Investment Trusts (REITs) - 2.2%
310,505	American Tower Corp. REIT	63,464,117
323,880	Gaming & Leisure Properties, Inc. REIT	16,841,760
948,952	VICI Properties, Inc. REIT	32,207,431
146,543	Welltower, Inc. REIT	11,609,136
		124,122,444
	Financial Services - 7.7%
501,277	American Express Co.	80,876,031
546,535	Bank of New York Mellon Corp.	23,276,926
36,301	BlackRock, Inc.	24,365,231
421,895	Block, Inc.*	25,646,997
288,580	Bread Financial Holdings, Inc.	7,964,808
47,327	Mastercard, Inc. Class A	17,985,680
84,441	Moody's Corp.	26,440,166
317,015	Morgan Stanley	28,521,840
213,943	T Rowe Price Group, Inc.	24,032,217
443,761	Tradeweb Markets, Inc. Class A	31,245,212
408,055	Visa, Inc. Class A	94,966,640
323,401	Voya Financial, Inc.	24,733,709
1,263,609	Western Union Co.	13,811,246
86,895	WEX, Inc.*	15,410,828
		439,277,531
	Food, Beverage & Tobacco - 4.8%
897,309	Coca-Cola Co.	57,562,372
302,408	General Mills, Inc.	26,802,421
413,453	Kraft Heinz Co.	16,236,299
180,217	Lamb Weston Holdings, Inc.	20,150,063
261,867	Monster Beverage Corp.*	14,664,552
338,206	PepsiCo, Inc.	64,560,143
494,458	Philip Morris International, Inc.	49,430,966
371,464	Tyson Foods, Inc. Class A	23,212,786
		272,619,602
	Health Care Equipment & Services - 9.5%
384,405	agilon health, Inc.*	9,329,509
43,483	Align Technology, Inc.*	14,145,020

The accompanying notes are an integral part of these financial statements.
18

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Health Care Equipment & Services - 9.5% - (continued)
171,649	Dexcom, Inc.*	$ 20,827,890
34,299	Elevance Health, Inc.	16,074,226
240,637	Encompass Health Corp.	15,436,863
147,959	Hologic, Inc.*	12,725,954
21,742	Humana, Inc.	11,533,913
138,450	Insulet Corp.*	44,032,638
330,852	Integra LifeSciences Holdings Corp.*	18,302,733
189,489	Intuitive Surgical, Inc.*	57,077,876
933,323	Medtronic PLC	84,885,727
92,880	Molina Healthcare, Inc.*	27,668,023
201,381	Stryker Corp.	60,343,817
241,431	UnitedHealth Group, Inc.	118,805,781
177,186	Veeva Systems, Inc. Class A*	31,730,469
		542,920,439
	Household & Personal Products - 2.2%
883,175	Colgate-Palmolive Co.	70,477,365
362,328	Procter & Gamble Co.	56,660,853
		127,138,218
	Insurance - 4.4%
5,302,292	Aegon NV	24,019,383
413,489	Brown & Brown, Inc.	26,624,557
448,540	Chubb Ltd.	90,407,722
526,873	Kemper Corp.	25,632,371
351,877	Marsh & McLennan Cos., Inc.	63,404,717
282,494	Principal Financial Group, Inc.	21,099,477
		251,188,227
	Materials - 3.8%
64,417	Albemarle Corp.	11,946,777
397,286	Celanese Corp. Class A	42,207,665
341,916	Ecolab, Inc.	57,387,181
297,531	FMC Corp.	36,768,881
179,385	Linde PLC	66,273,788
		214,584,292
	Media & Entertainment - 6.0%
144,137	Activision Blizzard, Inc.*	11,200,886
1,709,642	Alphabet, Inc. Class A*	183,512,972
393,846	Cargurus, Inc.*	6,474,828
181,931	Meta Platforms, Inc. Class A*	43,721,658
11,088	Netflix, Inc.*	3,658,264
667,508	Omnicom Group, Inc.	60,456,200
180,546	Roku, Inc.*	10,148,491
136,338	Walt Disney Co.*	13,974,645
350,533	ZoomInfo Technologies, Inc. Class A*	7,680,178
		340,828,122
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
161,613	Agilent Technologies, Inc.	21,887,249
52,866	Alnylam Pharmaceuticals, Inc.*	10,530,907
97,289	Apellis Pharmaceuticals, Inc.*	8,116,821
624,803	AstraZeneca PLC ADR	45,748,076
330,651	Danaher Corp.	78,334,529
88,898	Eli Lilly & Co.	35,191,162
442,362	Exact Sciences Corp.*	28,342,133
93,483	Jazz Pharmaceuticals PLC*	13,131,557
250,866	Johnson & Johnson	41,066,764
203,723	Merck & Co., Inc.	23,523,895
1,688,881	Pfizer, Inc.	65,680,582
249,501	PTC Therapeutics, Inc.*	13,757,485
585,085	Syneos Health, Inc.*	22,970,437
40,916	United Therapeutics Corp.*	9,415,999
80,256	Vertex Pharmaceuticals, Inc.*	27,345,627
		445,043,223
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Semiconductors & Semiconductor Equipment - 3.3%
42,824	Broadcom, Inc.	$ 26,829,236
125,418	First Solar, Inc.*	22,898,818
213,631	MKS Instruments, Inc.	17,917,232
219,911	NVIDIA Corp.	61,023,103
47,911	SolarEdge Technologies, Inc.*	13,684,819
243,801	Synaptics, Inc.*	21,591,017
155,240	Texas Instruments, Inc.	25,956,128
		189,900,353
	Software & Services - 9.6%
186,728	Accenture PLC Class A	52,337,991
1,079,675	Cognizant Technology Solutions Corp. Class A	64,467,394
162,247	Datadog, Inc. Class A*	10,932,203
334,888	DocuSign, Inc.*	16,556,863
356,823	Dynatrace, Inc.*	15,086,476
62,091	Intuit, Inc.	27,565,299
602,026	Microsoft Corp.	184,978,509
54,464	MongoDB, Inc. Class A*	13,069,181
160,245	Okta, Inc.*	10,981,590
11,816	Rubicon Earnout Shares*(1)(2)	591
157,544	Rubicon Technology, Inc. Class B*(1)(2)	70,895
157,544	Rubicon Technology, Inc. Class V*(1)(2)	—
157,544	Rubicon TRA Placeholder(1)(2)	17,330
171,381	Salesforce, Inc.*	33,996,849
51,042	ServiceNow, Inc.*	23,449,716
12,640	Sharecare, Inc. Earnout*(1)(2)	1,947
546,521	Shopify, Inc. Class A*	26,478,942
67,245	Synopsys, Inc.*	24,969,413
209,843	Workday, Inc. Class A*	39,060,176
		544,021,365
	Technology Hardware & Equipment - 4.1%
461,638	Apple, Inc.	78,330,736
249,521	Arista Networks, Inc.*	39,963,283
207,058	CDW Corp.	35,114,966
247,078	Coherent Corp.*	8,435,243
101,063	F5, Inc.*	13,578,825
1,948,992	Flex Ltd.*	40,090,765
370,414	Lumentum Holdings, Inc.*	17,872,476
		233,386,294
	Transportation - 1.7%
83,398	JB Hunt Transport Services, Inc.	14,618,835
1,415,007	Southwest Airlines Co.	42,860,562
444,450	Uber Technologies, Inc.*	13,800,173
123,950	Union Pacific Corp.	24,257,015
		95,536,585
	Utilities - 0.9%
199,200	American Electric Power Co., Inc.	18,410,064
80,476	Dominion Energy, Inc.	4,598,399
348,159	Eversource Energy	27,020,620
		50,029,083
	Total Common Stocks (cost $4,735,634,376)	$ 5,525,800,992
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)	$ 889,597
77,707	Lookout, Inc. Series F*(1)(2)	623,210
	Total Convertible Preferred Stocks (cost $1,783,654)	$ 1,512,807

The accompanying notes are an integral part of these financial statements.
19

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
7,739	iShares Russell 1000 Growth ETF		$ 1,910,217
	Total Exchange-Traded Funds (cost $1,636,542)		$ 1,910,217
	Total Long-Term Investments (cost $4,739,054,572)		$ 5,529,224,016
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 30,701,079	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $30,713,334; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $31,315,105		$ 30,701,079
	Securities Lending Collateral - 0.0%
231,459	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		231,459
771,528	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		771,528
231,458	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		231,458
231,458	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		231,458
			1,465,903
	Total Short-Term Investments (cost $32,166,982)		$ 32,166,982
	Total Investments (cost $4,771,221,554)	97.7%	$ 5,561,390,998
	Other Assets and Liabilities	2.3%	129,927,463
	Total Net Assets	100.0%	$ 5,691,318,461
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $36,044,159 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 889,597
06/2015	HF Global, Inc.	806,800	10,846,942	20,863,848
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	623,210
09/2015	Rubicon Earnout Shares	11,816	—	591
09/2015	Rubicon Technology, Inc. Class V	157,544	—	—
09/2015	Rubicon Technology, Inc. Class B	157,544	673,447	70,895
09/2015	Rubicon TRA Placeholder	157,544	—	17,330
07/2021	Sharecare, Inc. Earnout	12,640	—	1,947
11/2013	Tory Burch LLC	316,327	24,792,580	13,576,741
			38,096,623	36,044,159

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	465	06/16/2023	$ 123,878,325	$ 6,389,637
Total futures contracts				$ 6,389,637
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
20

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 17,197,074	$ 17,197,074	$ —	$ —
Banks	135,049,554	135,049,554	—	—
Capital Goods	513,485,912	478,332,225	14,289,839	20,863,848
Commercial & Professional Services	148,864,395	148,864,395	—	—
Consumer Discretionary Distribution & Retail	330,090,521	316,513,780	—	13,576,741
Consumer Durables & Apparel	153,773,316	153,773,316	—	—
Consumer Services	172,998,957	172,998,957	—	—
Consumer Staples Distribution & Retail	23,917,978	23,917,978	—	—
Energy	159,827,507	159,827,507	—	—
Equity Real Estate Investment Trusts (REITs)	124,122,444	124,122,444	—	—
Financial Services	439,277,531	439,277,531	—	—
Food, Beverage & Tobacco	272,619,602	272,619,602	—	—
Health Care Equipment & Services	542,920,439	542,920,439	—	—
Household & Personal Products	127,138,218	127,138,218	—	—
Insurance	251,188,227	251,188,227	—	—
Materials	214,584,292	214,584,292	—	—
Media & Entertainment	340,828,122	340,828,122	—	—
Pharmaceuticals, Biotechnology & Life Sciences	445,043,223	445,043,223	—	—
Semiconductors & Semiconductor Equipment	189,900,353	189,900,353	—	—
Software & Services	544,021,365	543,930,602	—	90,763
Technology Hardware & Equipment	233,386,294	233,386,294	—	—
Transportation	95,536,585	95,536,585	—	—
Utilities	50,029,083	50,029,083	—	—
Convertible Preferred Stocks	1,512,807	—	—	1,512,807
Exchange-Traded Funds	1,910,217	1,910,217	—	—
Short-Term Investments	32,166,982	1,465,903	30,701,079	—
Futures Contracts(2)	6,389,637	6,389,637	—	—
Total	$ 5,567,780,635	$ 5,486,745,558	$ 44,990,918	$ 36,044,159

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
21

Hartford Core Equity Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.0%
4,776,555	Ford Motor Co.	$ 56,745,473
232,418	Tesla, Inc.*	38,188,602
		94,934,075
	Banks - 4.7%
4,787,261	Bank of America Corp.	140,171,002
1,713,872	JP Morgan Chase & Co.	236,925,665
545,783	PNC Financial Services Group, Inc.	71,088,236
		448,184,903
	Capital Goods - 7.9%
834,721	AMETEK, Inc.	115,133,068
339,443	Deere & Co.	128,316,243
825,382	Fortune Brands Innovations, Inc.	53,393,962
421,604	IDEX Corp.	86,985,337
480,394	Illinois Tool Works, Inc.	116,226,524
1,651,105	Johnson Controls International PLC	98,802,123
1,607,229	Raytheon Technologies Corp.	160,562,177
		759,419,434
	Commercial & Professional Services - 1.5%
791,608	Leidos Holdings, Inc.	73,825,362
500,043	Republic Services, Inc.	72,316,219
		146,141,581
	Consumer Discretionary Distribution & Retail - 5.4%
3,386,687	Amazon.com, Inc.*	357,126,144
1,987,694	TJX Cos., Inc.	156,670,041
		513,796,185
	Consumer Durables & Apparel - 1.6%
1,202,751	NIKE, Inc. Class B	152,412,607
	Consumer Services - 1.8%
567,002	McDonald's Corp.	167,690,842
	Consumer Staples Distribution & Retail - 1.1%
1,403,002	Sysco Corp.	107,666,373
	Energy - 3.5%
1,084,562	ConocoPhillips	111,590,584
1,351,138	EOG Resources, Inc.	161,420,457
1,250,446	Schlumberger NV	61,709,510
		334,720,551
	Equity Real Estate Investment Trusts (REITs) - 1.8%
407,385	AvalonBay Communities, Inc. REIT	73,480,033
803,953	Prologis, Inc. REIT	100,695,113
		174,175,146
	Financial Services - 4.9%
626,573	American Express Co.	101,091,288
507,486	Mastercard, Inc. Class A	192,859,905
1,935,057	Morgan Stanley	174,097,078
		468,048,271
	Food, Beverage & Tobacco - 2.8%
605,551	Constellation Brands, Inc. Class A	138,955,788
2,336,262	Monster Beverage Corp.*	130,830,672
		269,786,460
	Health Care Equipment & Services - 8.1%
1,300,793	Abbott Laboratories	143,698,603
516,333	Becton Dickinson & Co.	136,471,975
1,426,576	Hologic, Inc.*	122,699,802
360,431	Laboratory Corp. of America Holdings	81,713,312
592,735	UnitedHealth Group, Inc.	291,678,966
		776,262,658
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Household & Personal Products - 3.6%
1,330,937	Colgate-Palmolive Co.	$ 106,208,773
1,496,509	Procter & Gamble Co.	234,024,077
		340,232,850
	Insurance - 3.3%
1,179,453	Arch Capital Group Ltd.*	88,541,536
591,841	Chubb Ltd.	119,291,472
791,117	Progressive Corp.	107,908,359
		315,741,367
	Materials - 1.2%
836,254	PPG Industries, Inc.	117,292,986
	Media & Entertainment - 7.2%
4,100,290	Alphabet, Inc. Class A*	440,125,129
513,582	Meta Platforms, Inc. Class A*	123,424,026
1,259,307	Walt Disney Co.*	129,078,967
		692,628,122
	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
492,611	Danaher Corp.	116,704,472
472,710	Eli Lilly & Co.	187,126,980
1,190,062	Merck & Co., Inc.	137,416,459
3,577,456	Pfizer, Inc.	139,127,264
134,843	Regeneron Pharmaceuticals, Inc.*	108,115,769
302,273	Thermo Fisher Scientific, Inc.	167,731,288
357,688	Vertex Pharmaceuticals, Inc.*	121,875,032
		978,097,264
	Semiconductors & Semiconductor Equipment - 5.4%
959,432	Advanced Micro Devices, Inc.*	85,744,438
298,484	KLA Corp.	115,376,005
238,471	NVIDIA Corp.	66,173,318
801,030	QUALCOMM, Inc.	93,560,304
901,263	Texas Instruments, Inc.	150,691,174
		511,545,239
	Software & Services - 9.6%
978,455	GoDaddy, Inc. Class A*	74,049,474
1,974,084	Microsoft Corp.	606,557,050
353,858	Palo Alto Networks, Inc.*	64,564,931
532,659	Salesforce, Inc.*	105,663,566
364,011	Workday, Inc. Class A*	67,757,007
		918,592,028
	Technology Hardware & Equipment - 9.7%
3,432,169	Apple, Inc.	582,370,436
601,673	CDW Corp.	102,037,724
2,615,047	Corning, Inc.	86,871,862
541,108	Motorola Solutions, Inc.	157,678,871
		928,958,893
	Utilities - 3.4%
1,517,041	American Electric Power Co., Inc.	140,204,929
1,181,862	Duke Energy Corp.	116,862,515
921,335	Eversource Energy	71,504,809
		328,572,253
	Total Common Stocks (cost $6,354,898,014)	$ 9,544,900,088

The accompanying notes are an integral part of these financial statements.
22

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 8,552,271	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $8,555,685; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $8,723,353		$ 8,552,271
	Total Short-Term Investments (cost $8,552,271)		$ 8,552,271
	Total Investments (cost $6,363,450,285)	99.8%	$ 9,553,452,359
	Other Assets and Liabilities	0.2%	21,383,481
	Total Net Assets	100.0%	$ 9,574,835,840
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 94,934,075	$ 94,934,075	$ —	$ —
Banks	448,184,903	448,184,903	—	—
Capital Goods	759,419,434	759,419,434	—	—
Commercial & Professional Services	146,141,581	146,141,581	—	—
Consumer Discretionary Distribution & Retail	513,796,185	513,796,185	—	—
Consumer Durables & Apparel	152,412,607	152,412,607	—	—
Consumer Services	167,690,842	167,690,842	—	—
Consumer Staples Distribution & Retail	107,666,373	107,666,373	—	—
Energy	334,720,551	334,720,551	—	—
Equity Real Estate Investment Trusts (REITs)	174,175,146	174,175,146	—	—
Financial Services	468,048,271	468,048,271	—	—
Food, Beverage & Tobacco	269,786,460	269,786,460	—	—
Health Care Equipment & Services	776,262,658	776,262,658	—	—
Household & Personal Products	340,232,850	340,232,850	—	—
Insurance	315,741,367	315,741,367	—	—
Materials	117,292,986	117,292,986	—	—
Media & Entertainment	692,628,122	692,628,122	—	—
Pharmaceuticals, Biotechnology & Life Sciences	978,097,264	978,097,264	—	—
Semiconductors & Semiconductor Equipment	511,545,239	511,545,239	—	—
Software & Services	918,592,028	918,592,028	—	—
Technology Hardware & Equipment	928,958,893	928,958,893	—	—
Utilities	328,572,253	328,572,253	—	—
Short-Term Investments	8,552,271	—	8,552,271	—
Total	$ 9,553,452,359	$ 9,544,900,088	$ 8,552,271	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
23

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 5.4%
5,188,234	Bank of America Corp.	$ 151,911,492
3,267,599	JP Morgan Chase & Co.	451,712,886
990,693	PNC Financial Services Group, Inc.	129,037,763
2,808,747	Wells Fargo & Co.	111,647,693
		844,309,834
	Capital Goods - 6.6%
1,488,761	Airbus SE(1)	208,478,172
452,038	General Dynamics Corp.	98,697,977
3,163,558	Johnson Controls International PLC	189,307,310
345,860	Lockheed Martin Corp.	160,634,677
2,715,046	Otis Worldwide Corp.	231,593,424
1,419,730	Westinghouse Air Brake Technologies Corp.	138,665,029
		1,027,376,589
	Consumer Discretionary Distribution & Retail - 3.2%
504,559	Home Depot, Inc.	151,640,162
623,075	Lowe's Cos., Inc.	129,493,677
2,728,190	TJX Cos., Inc.	215,035,936
		496,169,775
	Consumer Services - 2.2%
1,184,666	Hilton Worldwide Holdings, Inc.	170,615,597
491,748	Marriott International, Inc. Class A	83,272,606
275,765	McDonald's Corp.	81,557,499
		335,445,702
	Consumer Staples Distribution & Retail - 1.9%
1,325,033	Sysco Corp.	101,683,032
1,237,916	Walmart, Inc.	186,888,179
		288,571,211
	Energy - 6.2%
1,502,824	Chevron Corp.	253,346,070
2,216,298	ConocoPhillips	228,034,901
1,082,619	Diamondback Energy, Inc.	153,948,422
5,330,544	TotalEnergies SE ADR	340,781,678
		976,111,071
	Equity Real Estate Investment Trusts (REITs) - 3.4%
1,238,321	American Tower Corp. REIT	253,100,429
7,604,358	Host Hotels & Resorts, Inc. REIT	122,962,469
525,311	Public Storage REIT	154,877,442
		530,940,340
	Financial Services - 7.4%
1,193,176	American Express Co.	192,507,016
186,953	BlackRock, Inc.	125,482,854
1,655,685	Charles Schwab Corp.	86,492,984
2,448,380	Morgan Stanley	220,280,749
647,100	S&P Global, Inc.	234,625,518
1,288,035	Visa, Inc. Class A	299,764,385
		1,159,153,506
	Food, Beverage & Tobacco - 2.9%
3,713,866	Keurig Dr Pepper, Inc.	121,443,418
2,545,608	Mondelez International, Inc. Class A	195,299,046
774,689	Philip Morris International, Inc.	77,445,659
1,018,654	Tyson Foods, Inc. Class A	63,655,689
		457,843,812
	Health Care Equipment & Services - 7.9%
808,203	Becton Dickinson & Co.	213,616,135
473,342	Elevance Health, Inc.	221,831,728
615,312	HCA Healthcare, Inc.	176,797,597
2,871,701	Medtronic PLC	261,181,206
736,480	UnitedHealth Group, Inc.	362,414,443
		1,235,841,109
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Household & Personal Products - 2.1%
1,245,963	Colgate-Palmolive Co.	$ 99,427,848
4,228,612	Unilever PLC ADR	234,814,824
		334,242,672
	Insurance - 3.7%
2,703,269	American International Group, Inc.	143,381,388
1,209,961	Chubb Ltd.	243,879,739
1,158,580	MetLife, Inc.	71,055,711
1,566,339	Principal Financial Group, Inc.	116,989,860
		575,306,698
	Materials - 3.2%
1,673,745	Celanese Corp. Class A	177,818,669
1,461,014	FMC Corp.	180,552,110
1,036,622	PPG Industries, Inc.	145,396,602
		503,767,381
	Media & Entertainment - 7.8%
8,228,677	Alphabet, Inc. Class A*	883,266,189
8,168,423	Comcast Corp. Class A	337,927,660
		1,221,193,849
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
1,244,515	Agilent Technologies, Inc.	168,544,666
3,333,644	AstraZeneca PLC ADR	244,089,414
3,314,458	Bristol-Myers Squibb Co.	221,306,361
2,315,587	Merck & Co., Inc.	267,380,831
2,044,724	Novartis AG ADR	209,727,341
7,732,697	Pfizer, Inc.	300,724,586
		1,411,773,199
	Semiconductors & Semiconductor Equipment - 3.2%
345,375	Broadcom, Inc.	216,377,438
1,479,753	Micron Technology, Inc.	95,236,903
1,096,056	Texas Instruments, Inc.	183,260,563
		494,874,904
	Software & Services - 9.3%
637,265	Accenture PLC Class A	178,619,007
5,022,196	Cognizant Technology Solutions Corp. Class A	299,875,323
3,192,985	Microsoft Corp.	981,076,571
		1,459,570,901
	Technology Hardware & Equipment - 4.5%
2,415,545	Apple, Inc.	409,869,675
6,161,104	Cisco Systems, Inc.	291,112,164
		700,981,839
	Telecommunication Services - 1.0%
4,173,641	Verizon Communications, Inc.	162,062,480
	Transportation - 1.7%
2,792,232	Ryanair Holdings PLC ADR*	266,909,457
	Utilities - 4.3%
887,734	American Electric Power Co., Inc.	82,044,376
1,207,580	Constellation Energy Corp.	93,466,692
1,729,300	Duke Energy Corp.	170,993,184
3,762,067	Exelon Corp.	159,662,124
1,092,661	Sempra Energy	169,897,859
		676,064,235
	Total Common Stocks (cost $10,639,683,217)	$ 15,158,510,564

The accompanying notes are an integral part of these financial statements.
24

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.5%
$ 82,969,608	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $83,002,727; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $84,629,002		$ 82,969,608
	Securities Lending Collateral - 0.7%
15,632,263	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		15,632,263
52,107,544	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)		52,107,544
15,632,263	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		15,632,263
15,632,263	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		15,632,263
			99,004,333
	Total Short-Term Investments (cost $181,973,941)		$ 181,973,941
	Total Investments (cost $10,821,657,158)	98.1%	$ 15,340,484,505
	Other Assets and Liabilities	1.9%	293,121,413
	Total Net Assets	100.0%	$ 15,633,605,918
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 844,309,834	$ 844,309,834	$ —	$ —
Capital Goods	1,027,376,589	818,898,417	208,478,172	—
Consumer Discretionary Distribution & Retail	496,169,775	496,169,775	—	—
Consumer Services	335,445,702	335,445,702	—	—
Consumer Staples Distribution & Retail	288,571,211	288,571,211	—	—
Energy	976,111,071	976,111,071	—	—
Equity Real Estate Investment Trusts (REITs)	530,940,340	530,940,340	—	—
Financial Services	1,159,153,506	1,159,153,506	—	—
Food, Beverage & Tobacco	457,843,812	457,843,812	—	—
Health Care Equipment & Services	1,235,841,109	1,235,841,109	—	—
Household & Personal Products	334,242,672	334,242,672	—	—
Insurance	575,306,698	575,306,698	—	—
Materials	503,767,381	503,767,381	—	—
Media & Entertainment	1,221,193,849	1,221,193,849	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,411,773,199	1,411,773,199	—	—
Semiconductors & Semiconductor Equipment	494,874,904	494,874,904	—	—
Software & Services	1,459,570,901	1,459,570,901	—	—
Technology Hardware & Equipment	700,981,839	700,981,839	—	—
Telecommunication Services	162,062,480	162,062,480	—	—
Transportation	266,909,457	266,909,457	—	—
Utilities	676,064,235	676,064,235	—	—
Short-Term Investments	181,973,941	99,004,333	82,969,608	—
Total	$ 15,340,484,505	$ 15,049,036,725	$ 291,447,780	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
25

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Banks - 6.9%
896,303	JP Morgan Chase & Co.	$ 123,904,927
651,026	M&T Bank Corp.	81,899,071
2,713,360	New York Community Bancorp, Inc.	29,005,818
3,422,971	Regions Financial Corp.	62,503,450
697,491	Royal Bank of Canada	69,247,160
		366,560,426
	Capital Goods - 9.2%
359,491	Eaton Corp. PLC	60,078,136
788,635	Emerson Electric Co.	65,661,750
363,159	General Dynamics Corp.	79,292,136
241,454	Honeywell International, Inc.	48,252,167
1,171,476	Johnson Controls International PLC	70,101,124
239,050	L3Harris Technologies, Inc.	46,650,608
519,653	Raytheon Technologies Corp.	51,913,335
399,979	Siemens AG	65,929,461
		487,878,717
	Consumer Discretionary Distribution & Retail - 4.2%
347,720	Home Depot, Inc.	104,503,769
966,021	LKQ Corp.	55,768,392
823,627	TJX Cos., Inc.	64,918,280
		225,190,441
	Consumer Durables & Apparel - 1.0%
465,527	Lennar Corp. Class A	52,516,101
	Energy - 7.7%
1,266,838	ConocoPhillips	130,344,962
2,915,676	Coterra Energy, Inc.	74,641,305
898,442	EOG Resources, Inc.	107,336,866
411,428	Phillips 66	40,731,372
1,306,147	TC Energy Corp.	54,285,816
		407,340,321
	Equity Real Estate Investment Trusts (REITs) - 4.9%
548,282	Crown Castle, Inc. REIT	67,488,031
1,569,233	Gaming & Leisure Properties, Inc. REIT	81,600,116
2,948,844	Host Hotels & Resorts, Inc. REIT	47,682,808
836,381	Welltower, Inc. REIT	66,258,103
		263,029,058
	Financial Services - 9.0%
1,240,998	Ares Management Corp. Class A	108,699,015
594,128	Blackstone, Inc.	53,073,454
1,745,290	Equitable Holdings, Inc.	45,360,087
813,255	Fidelity National Information Services, Inc.	47,754,334
166,401	Goldman Sachs Group, Inc.	57,148,759
1,067,329	Morgan Stanley	96,027,590
773,028	Raymond James Financial, Inc.	69,982,225
		478,045,464
	Food, Beverage & Tobacco - 7.3%
757,694	Archer-Daniels-Midland Co.	59,160,748
745,499	Kellogg Co.	52,013,465
1,776,469	Keurig Dr Pepper, Inc.	58,090,536
677,047	Mondelez International, Inc. Class A	51,943,046
241,723	Pernod Ricard SA	55,825,704
1,095,713	Philip Morris International, Inc.	109,538,429
		386,571,928
	Health Care Equipment & Services - 4.4%
301,197	Becton Dickinson & Co.	79,609,379
146,841	Elevance Health, Inc.	68,817,035
176,472	UnitedHealth Group, Inc.	86,840,106
		235,266,520
	Household & Personal Products - 2.6%
262,774	Kimberly-Clark Corp.	38,073,325
1,768,627	Unilever PLC ADR	98,211,857
		136,285,182
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Insurance - 4.2%
1,050,051	American International Group, Inc.	$ 55,694,705
347,067	Chubb Ltd.	69,954,825
1,595,798	MetLife, Inc.	97,870,291
		223,519,821
	Materials - 4.2%
266,408	Celanese Corp. Class A	28,303,186
662,418	LyondellBasell Industries NV Class A	62,671,367
582,567	PPG Industries, Inc.	81,710,847
825,424	Rio Tinto PLC ADR	52,818,882
		225,504,282
	Media & Entertainment - 1.7%
2,162,074	Comcast Corp. Class A	89,445,001
	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
1,070,492	AstraZeneca PLC ADR	78,381,424
170,998	Eli Lilly & Co.	67,691,268
748,040	Gilead Sciences, Inc.	61,496,369
823,049	Johnson & Johnson	134,733,121
1,302,610	Merck & Co., Inc.	150,412,377
4,193,262	Pfizer, Inc.	163,075,959
191,949	Roche Holding AG	60,106,938
		715,897,456
	Semiconductors & Semiconductor Equipment - 4.4%
314,214	Analog Devices, Inc.	56,520,814
103,664	Broadcom, Inc.	64,945,496
347,494	NXP Semiconductors NV	56,898,668
484,451	QUALCOMM, Inc.	56,583,877
		234,948,855
	Software & Services - 0.7%
433,952	Amdocs Ltd.	39,598,120
	Technology Hardware & Equipment - 4.3%
2,211,538	Cisco Systems, Inc.	104,495,170
1,961,589	Corning, Inc.	65,163,987
479,428	TE Connectivity Ltd.	58,667,604
		228,326,761
	Transportation - 1.0%
447,750	Canadian National Railway Co.	53,372,421
	Utilities - 7.4%
844,354	American Electric Power Co., Inc.	78,035,197
641,958	Atmos Energy Corp.	73,273,086
2,215,724	Exelon Corp.	94,035,327
866,173	NextEra Energy, Inc.	66,374,837
528,986	Sempra Energy	82,252,033
		393,970,480
	Total Common Stocks (cost $4,262,165,300)	$ 5,243,267,355

The accompanying notes are an integral part of these financial statements.
26

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 17,501,166	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $17,508,152; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $17,851,246		$ 17,501,166
	Total Short-Term Investments (cost $17,501,166)		$ 17,501,166
	Total Investments (cost $4,279,666,466)	98.9%	$ 5,260,768,521
	Other Assets and Liabilities	1.1%	58,623,679
	Total Net Assets	100.0%	$ 5,319,392,200
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 366,560,426	$ 366,560,426	$ —	$ —
Capital Goods	487,878,717	421,949,256	65,929,461	—
Consumer Discretionary Distribution & Retail	225,190,441	225,190,441	—	—
Consumer Durables & Apparel	52,516,101	52,516,101	—	—
Energy	407,340,321	407,340,321	—	—
Equity Real Estate Investment Trusts (REITs)	263,029,058	263,029,058	—	—
Financial Services	478,045,464	478,045,464	—	—
Food, Beverage & Tobacco	386,571,928	330,746,224	55,825,704	—
Health Care Equipment & Services	235,266,520	235,266,520	—	—
Household & Personal Products	136,285,182	136,285,182	—	—
Insurance	223,519,821	223,519,821	—	—
Materials	225,504,282	225,504,282	—	—
Media & Entertainment	89,445,001	89,445,001	—	—
Pharmaceuticals, Biotechnology & Life Sciences	715,897,456	655,790,518	60,106,938	—
Semiconductors & Semiconductor Equipment	234,948,855	234,948,855	—	—
Software & Services	39,598,120	39,598,120	—	—
Technology Hardware & Equipment	228,326,761	228,326,761	—	—
Transportation	53,372,421	53,372,421	—	—
Utilities	393,970,480	393,970,480	—	—
Short-Term Investments	17,501,166	—	17,501,166	—
Total	$ 5,260,768,521	$ 5,061,405,252	$ 199,363,269	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
27

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Automobiles & Components - 0.7%
180,492	Tesla, Inc.*	$ 29,656,641
	Capital Goods - 3.0%
304,427	Airbus SE(1)	42,630,338
1,311,850	Johnson Controls International PLC	78,501,104
		121,131,442
	Commercial & Professional Services - 4.6%
616,358	Copart, Inc.*	48,723,100
826,617	CoStar Group, Inc.*	63,608,178
259,179	Paycom Software, Inc.*	75,257,806
		187,589,084
	Consumer Discretionary Distribution & Retail - 9.2%
2,671,985	Amazon.com, Inc.*	281,760,818
354,136	Ross Stores, Inc.	37,796,936
171,581	Tory Burch LLC*(2)(3)	7,364,255
85,375	Ulta Beauty, Inc.*	47,078,336
		374,000,345
	Consumer Durables & Apparel - 1.2%
103,257	Deckers Outdoor Corp.*	49,495,210
	Consumer Services - 5.1%
1,180,829	Aramark	40,974,766
23,941	Booking Holdings, Inc.*	64,312,948
2,150,508	DraftKings, Inc. Class A*	47,117,630
833,322	Las Vegas Sands Corp.*	53,207,610
		205,612,954
	Energy - 1.9%
232,930	Cheniere Energy, Inc.	35,638,290
343,491	EOG Resources, Inc.	41,036,870
		76,675,160
	Financial Services - 5.2%
955,393	Block, Inc.*	58,078,340
166,600	Mastercard, Inc. Class A	63,312,998
1,284,187	Tradeweb Markets, Inc. Class A	90,419,607
		211,810,945
	Food, Beverage & Tobacco - 2.8%
591,125	Lamb Weston Holdings, Inc.	66,093,686
836,520	Monster Beverage Corp.*	46,845,120
		112,938,806
	Health Care Equipment & Services - 11.7%
1,226,778	agilon health, Inc.*	29,773,902
138,742	Align Technology, Inc.*	45,132,773
560,681	Dexcom, Inc.*	68,033,033
480,307	Hologic, Inc.*	41,311,205
79,483	Humana, Inc.	42,164,937
279,405	Insulet Corp.*	88,861,966
276,809	Intuitive Surgical, Inc.*	83,380,407
421,506	Veeva Systems, Inc. Class A*	75,483,294
		474,141,517
	Materials - 0.9%
205,408	Albemarle Corp.	38,094,968
	Media & Entertainment - 13.0%
455,254	Activision Blizzard, Inc.*	35,377,788
2,305,214	Alphabet, Inc. Class A*	247,441,671
650,473	Meta Platforms, Inc. Class A*	156,321,671
38,701	Netflix, Inc.*	12,768,621
434,393	Walt Disney Co.*	44,525,283
1,453,907	ZoomInfo Technologies, Inc. Class A*	31,855,102
		528,290,136
	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
558,998	Agilent Technologies, Inc.	75,705,099
304,494	Eli Lilly & Co.	120,536,995
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.4% - (continued)
816,743	Exact Sciences Corp.*	$ 52,328,724
154,945	United Therapeutics Corp.*	35,657,493
165,969	Vertex Pharmaceuticals, Inc.*	56,550,617
		340,778,928
	Semiconductors & Semiconductor Equipment - 7.2%
193,137	First Solar, Inc.*	35,262,953
752,527	NVIDIA Corp.	208,818,717
162,825	SolarEdge Technologies, Inc.*	46,507,705
		290,589,375
	Software & Services - 17.0%
1,122,659	DocuSign, Inc.*	55,504,261
764,631	Microsoft Corp.	234,940,521
635,703	Okta, Inc.*	43,564,727
164,787	Rubicon Earnout Shares*(2)(3)	8,239
2,197,165	Rubicon Technology, Inc. Class B*(2)(3)	988,724
2,197,165	Rubicon Technology, Inc. Class V*(2)(3)	—
2,197,165	Rubicon TRA Placeholder(2)(3)	241,688
560,824	Salesforce, Inc.*	111,250,657
169,333	ServiceNow, Inc.*	77,794,967
883,545	Shopify, Inc. Class A*	42,807,755
655,828	Workday, Inc. Class A*	122,075,824
		689,177,363
	Technology Hardware & Equipment - 4.2%
836,276	Arista Networks, Inc.*	133,937,964
1,710,006	Flex Ltd.*	35,174,824
		169,112,788
	Transportation - 1.1%
1,462,961	Uber Technologies, Inc.*	45,424,939
	Total Common Stocks (cost $3,677,663,593)	$ 3,944,520,601
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Software & Services - 0.4%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)	$ 8,899,945
743,470	Lookout, Inc. Series F*(2)(3)	5,962,630
	Total Convertible Preferred Stocks (cost $17,456,734)	$ 14,862,575
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
125,507	iShares Russell 1000 Growth ETF	$ 30,978,893
	Total Exchange-Traded Funds (cost $28,052,095)	$ 30,978,893
	Total Long-Term Investments (cost $3,723,172,422)	$ 3,990,362,069
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.4%
$ 13,778,441	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $13,783,941; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $14,054,057	$ 13,778,441
	Securities Lending Collateral - 0.5%
3,265,875	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)	3,265,875

The accompanying notes are an integral part of these financial statements.
28

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.5% - (continued)
10,886,250	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		$ 10,886,250
3,265,875	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		3,265,875
3,265,875	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		3,265,875
			20,683,875
	Total Short-Term Investments (cost $34,462,316)		$ 34,462,316
	Total Investments (cost $3,757,634,738)	99.2%	$ 4,024,824,385
	Other Assets and Liabilities	0.8%	34,176,415
	Total Net Assets	100.0%	$ 4,059,000,800
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $23,465,481 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 8,899,945
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	5,962,630
09/2015	Rubicon Earnout Shares	164,787	—	8,239
09/2015	Rubicon Technology, Inc. Class V	2,197,165	—	—
09/2015	Rubicon Technology, Inc. Class B	2,197,165	9,392,114	988,724
09/2015	Rubicon TRA Placeholder	2,197,165	—	241,688
11/2013	Tory Burch LLC	171,581	13,447,917	7,364,255
			40,296,765	23,465,481

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
29

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 29,656,641	$ 29,656,641	$ —	$ —
Capital Goods	121,131,442	78,501,104	42,630,338	—
Commercial & Professional Services	187,589,084	187,589,084	—	—
Consumer Discretionary Distribution & Retail	374,000,345	366,636,090	—	7,364,255
Consumer Durables & Apparel	49,495,210	49,495,210	—	—
Consumer Services	205,612,954	205,612,954	—	—
Energy	76,675,160	76,675,160	—	—
Financial Services	211,810,945	211,810,945	—	—
Food, Beverage & Tobacco	112,938,806	112,938,806	—	—
Health Care Equipment & Services	474,141,517	474,141,517	—	—
Materials	38,094,968	38,094,968	—	—
Media & Entertainment	528,290,136	528,290,136	—	—
Pharmaceuticals, Biotechnology & Life Sciences	340,778,928	340,778,928	—	—
Semiconductors & Semiconductor Equipment	290,589,375	290,589,375	—	—
Software & Services	689,177,363	687,938,712	—	1,238,651
Technology Hardware & Equipment	169,112,788	169,112,788	—	—
Transportation	45,424,939	45,424,939	—	—
Convertible Preferred Stocks	14,862,575	—	—	14,862,575
Exchange-Traded Funds	30,978,893	30,978,893	—	—
Short-Term Investments	34,462,316	20,683,875	13,778,441	—
Total	$ 4,024,824,385	$ 3,944,950,125	$ 56,408,779	$ 23,465,481

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
30

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Biotechnology - 15.2%
417,787	Abcam PLC ADR*	$ 6,805,750
120,017	Alkermes PLC*	3,426,485
27,551	Alnylam Pharmaceuticals, Inc.*	5,488,159
51,316	Apellis Pharmaceuticals, Inc.*	4,281,294
14,950	Argenx SE ADR*	5,798,806
56,745	Ascendis Pharma AS ADR*	3,969,880
45,371	Biogen, Inc.*	13,803,219
39,197	Blueprint Medicines Corp.*	2,001,007
99,472	Celldex Therapeutics, Inc.*	3,127,400
164,670	Cytokinetics, Inc.*	6,158,658
116,068	Exact Sciences Corp.*	7,436,477
14,269	Genmab AS*	5,864,052
135,975	Genus PLC	4,597,360
72,780	Gilead Sciences, Inc.	5,983,244
75,012	Immunocore Holdings PLC ADR*(1)	4,354,447
43,286	Karuna Therapeutics, Inc.*	8,589,674
146,500	Merus NV*	2,809,870
39,172	Moderna, Inc.*	5,205,567
56,222	Morphic Holding, Inc.*	2,657,052
57,000	Prothena Corp. PLC*	2,999,340
96,753	PTC Therapeutics, Inc.*	5,334,960
13,195	Regeneron Pharmaceuticals, Inc.*	10,579,619
88,409	Revolution Medicines, Inc.*	2,076,727
117,396	Sage Therapeutics, Inc.*	5,734,795
24,640	Sarepta Therapeutics, Inc.*	3,025,053
18,688	Seagen, Inc.*	3,737,600
128,674	Syndax Pharmaceuticals, Inc.*	2,644,251
49,716	Ultragenyx Pharmaceutical, Inc.*	2,171,098
43,012	United Therapeutics Corp.*	9,898,351
71,255	Vaxcyte, Inc.*	3,051,852
187,216	Veracyte, Inc.*	4,238,570
80,438	Vertex Pharmaceuticals, Inc.*	27,407,640
1,508,400	Zai Lab Ltd.*	5,281,060
		190,539,317
	Health Care Distributors - 1.9%
446,343	AdaptHealth Corp.*	5,302,555
98,747	AmerisourceBergen Corp.	16,475,937
176,748	Owens & Minor, Inc.*	2,746,664
		24,525,156
	Health Care Equipment - 18.7%
168,365	Abbott Laboratories	18,599,281
95,147	Becton Dickinson & Co.	25,148,304
619,647	Boston Scientific Corp.*	32,296,002
168,412	Dexcom, Inc.*	20,435,112
53,851	DiaSorin SpA	5,848,903
281,762	Edwards Lifesciences Corp.*	24,789,421
135,178	Glaukos Corp.*	6,422,307
145,492	Hologic, Inc.*	12,513,767
92,950	Inari Medical, Inc.*	6,173,739
42,414	Insulet Corp.*	13,489,348
42,758	QuidelOrtho Corp.*	3,846,082
30,198	Shockwave Medical, Inc.*	8,762,252
493,496	Smith & Nephew PLC	8,127,762
120,999	Stryker Corp.	36,257,350
42,499	Teleflex, Inc.	11,581,827
		234,291,457
	Health Care Facilities - 4.8%
151,202	Acadia Healthcare Co., Inc.*	10,930,393
169,534	Encompass Health Corp.	10,875,606
105,169	HCA Healthcare, Inc.	30,218,209
223,676	Surgery Partners, Inc.*	8,870,990
		60,895,198
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Health Care Services - 2.1%
75,280	Addus HomeCare Corp.*	$ 6,153,387
255,074	agilon health, Inc.*	6,190,646
42,692	Amedisys, Inc.*	3,428,168
48,983	Laboratory Corp. of America Holdings	11,104,936
		26,877,137
	Life Sciences Tools & Services - 11.2%
171,767	Agilent Technologies, Inc.	23,262,405
233,904	Avantor, Inc.*	4,556,450
64,461	Bio-Techne Corp.	5,149,145
209,848	Danaher Corp.	49,715,090
27,032	ICON PLC*	5,208,796
73,430	Illumina, Inc.*	15,094,271
462,358	NanoString Technologies, Inc.*	4,531,108
46,380	Repligen Corp.*	7,032,599
281,260	Syneos Health, Inc.*	11,042,267
12,835	Tecan Group AG*	5,593,140
30,099	Waters Corp.*	9,040,536
		140,225,807
	Managed Health Care - 14.6%
432,319	Centene Corp.*	29,799,749
3,085,275	Hapvida Participacoes e Investimentos SA*(2)	1,707,237
71,364	Humana, Inc.	37,857,888
70,606	Molina Healthcare, Inc.*	21,032,821
188,764	UnitedHealth Group, Inc.	92,888,877
		183,286,572
	Pharmaceuticals - 30.5%
227,548	Aclaris Therapeutics, Inc.*	2,022,902
533,400	Astellas Pharma, Inc.	8,035,435
267,360	AstraZeneca PLC ADR	19,576,099
179,747	Bristol-Myers Squibb Co.	12,001,707
342,600	Chugai Pharmaceutical Co. Ltd.	8,841,011
465,625	Daiichi Sankyo Co. Ltd.	15,977,738
188,795	Eisai Co. Ltd.	10,894,095
549,880	Elanco Animal Health, Inc.*	5,207,364
194,695	Eli Lilly & Co.	77,071,963
391,285	GSK PLC	7,056,108
253,882	Hikma Pharmaceuticals PLC	5,880,102
139,684	Intra-Cellular Therapies, Inc.*	8,681,360
665,566	Merck & Co., Inc.	76,852,906
95,940	Novartis AG	9,814,074
153,005	Ono Pharmaceutical Co. Ltd.	3,080,770
1,507,146	Pfizer, Inc.	58,612,908
140,556	UCB SA(1)	13,065,748
326,823	Verona Pharma PLC ADR*(1)	6,846,942
188,434	Zoetis, Inc.	33,122,928
		382,642,160
	Total Common Stocks (cost $992,046,315)	$ 1,243,282,804
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(3)	$ 7,565
	Total Rights (cost $7,565)	$ 7,565
	Total Long-Term Investments (cost $992,053,880)	$ 1,243,290,369

The accompanying notes are an integral part of these financial statements.
31

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Repurchase Agreements - 0.2%
$ 2,779,745	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $2,780,855; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $2,835,368		$ 2,779,745
	Securities Lending Collateral - 1.1%
2,156,221	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		2,156,221
7,187,406	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		7,187,406
2,156,222	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		2,156,222
2,156,222	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		2,156,222
			13,656,071
	Total Short-Term Investments (cost $16,435,816)		$ 16,435,816
	Total Investments (cost $1,008,489,696)	100.3%	$ 1,259,726,185
	Other Assets and Liabilities	(0.3)%	(4,016,173)
	Total Net Assets	100.0%	$ 1,255,710,012
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of this security was $1,707,237, representing 0.1% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 190,539,317	$ 174,796,845	$ 15,742,472	$ —
Health Care Distributors	24,525,156	24,525,156	—	—
Health Care Equipment	234,291,457	220,314,792	13,976,665	—
Health Care Facilities	60,895,198	60,895,198	—	—
Health Care Services	26,877,137	26,877,137	—	—
Life Sciences Tools & Services	140,225,807	134,632,667	5,593,140	—
Managed Health Care	183,286,572	183,286,572	—	—
Pharmaceuticals	382,642,160	299,997,079	82,645,081	—
Rights	7,565	—	—	7,565
Short-Term Investments	16,435,816	13,656,071	2,779,745	—
Total	$ 1,259,726,185	$ 1,138,981,517	$ 120,737,103	$ 7,565

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
32

The Hartford MidCap Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Automobiles & Components - 1.0%
496,711	Visteon Corp.*	$ 69,733,257
	Banks - 0.5%
271,963	M&T Bank Corp.	34,212,945
	Capital Goods - 13.5%
670,803	Axon Enterprise, Inc.*	141,344,900
763,994	Builders FirstSource, Inc.*	72,403,711
971,437	Graco, Inc.	77,025,240
472,030	IDEX Corp.	97,389,230
1,741,991	Ingersoll Rand, Inc.	99,328,327
375,087	Lennox International, Inc.	105,740,776
393,913	Lincoln Electric Holdings, Inc.	66,098,602
286,849	Middleby Corp.*	40,411,287
228,529	Nordson Corp.	49,433,108
219,185	Watsco, Inc.	75,921,300
1,033,600	Westinghouse Air Brake Technologies Corp.	100,951,712
		926,048,193
	Commercial & Professional Services - 4.0%
293,670	Ceridian HCM Holding, Inc.*	18,642,172
1,205,131	Dun & Bradstreet Holdings, Inc.	13,461,313
2,841,961	Genpact Ltd.	126,609,363
1,111,021	GFL Environmental, Inc.	40,330,062
460,417	Robert Half International, Inc.	33,610,441
556,521	TransUnion	38,294,210
		270,947,561
	Consumer Discretionary Distribution & Retail - 3.9%
1,148,167	CarMax, Inc.*	80,406,135
2,848,266	Chewy, Inc. Class A*(1)	88,324,729
948,788	Etsy, Inc.*	95,856,051
		264,586,915
	Consumer Durables & Apparel - 4.1%
26,276	NVR, Inc.*	153,451,840
4,928,480	Vizio Holding Corp. Class A*	42,237,074
2,169,418	YETI Holdings, Inc.*	85,583,540
		281,272,454
	Consumer Services - 3.6%
799,437	Choice Hotels International, Inc.	101,944,206
538,599	Hyatt Hotels Corp. Class A*	61,561,866
402,202	Wingstop, Inc.	80,484,642
		243,990,714
	Consumer Staples Distribution & Retail - 0.6%
552,612	BJ's Wholesale Club Holdings, Inc.*	42,202,978
	Energy - 5.8%
2,791,658	Coterra Energy, Inc.	71,466,445
3,358,217	Marathon Oil Corp.	81,134,523
1,635,326	Ovintiv, Inc.	59,002,562
1,137,523	PDC Energy, Inc.	73,995,871
1,476,978	Targa Resources Corp.	111,556,148
		397,155,549
	Equity Real Estate Investment Trusts (REITs) - 1.0%
2,136,445	Host Hotels & Resorts, Inc. REIT	34,546,315
575,971	Rexford Industrial Realty, Inc. REIT	32,121,903
		66,668,218
	Financial Services - 8.9%
242,643	Credit Acceptance Corp.*(1)	118,773,748
501,747	Hamilton Lane, Inc. Class A	36,968,719
2,752,905	Nuvei Corp.*	111,905,588
2,059,218	Shift4 Payments, Inc. Class A*	139,553,204
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Financial Services - 8.9% - (continued)
869,929	Tradeweb Markets, Inc. Class A	$ 61,251,701
796,397	WEX, Inc.*	141,241,008
		609,693,968
	Food, Beverage & Tobacco - 0.8%
578,906	Post Holdings, Inc.*	52,385,204
	Health Care Equipment & Services - 6.2%
1,700,189	Inari Medical, Inc.*	112,926,553
486,264	Insulet Corp.*	154,651,403
967,421	Integra LifeSciences Holdings Corp.*	53,517,730
213,325	Teleflex, Inc.	58,135,329
275,106	Veeva Systems, Inc. Class A*	49,265,982
		428,496,997
	Insurance - 2.6%
89,493	Markel Corp.*	122,473,855
559,276	W R Berkley Corp.	32,952,542
18,225	White Mountains Insurance Group Ltd.	26,100,752
		181,527,149
	Materials - 5.7%
572,748	Ball Corp.	30,458,739
328,716	Celanese Corp. Class A	34,922,788
5,114,554	Element Solutions, Inc.	92,829,155
657,207	FMC Corp.	81,217,641
1,406,602	Graphic Packaging Holding Co.	34,686,805
1,828,391	Silgan Holdings, Inc.	90,066,541
229,983	Steel Dynamics, Inc.	23,906,733
		388,088,402
	Media & Entertainment - 2.1%
87,449	Cable One, Inc.	66,322,196
2,401,415	Cargurus, Inc.*	39,479,263
721,609	Roku, Inc.*	40,561,642
		146,363,101
	Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
276,890	Alnylam Pharmaceuticals, Inc.*	55,156,488
658,029	Apellis Pharmaceuticals, Inc.*	54,899,359
1,305,262	Bio-Techne Corp.	104,264,328
1,643,395	Exact Sciences Corp.*	105,292,318
318,778	ICON PLC*	61,425,333
756,640	Jazz Pharmaceuticals PLC*	106,285,221
535,798	Neurocrine Biosciences, Inc.*	54,137,030
1,357,820	PTC Therapeutics, Inc.*	74,870,195
525,312	Repligen Corp.*	79,653,059
876,827	Sage Therapeutics, Inc.*	42,832,999
306,185	Sarepta Therapeutics, Inc.*	37,590,332
1,311,645	Ultragenyx Pharmaceutical, Inc.*	57,279,537
502,507	United Therapeutics Corp.*	115,641,936
		949,328,135
	Semiconductors & Semiconductor Equipment - 3.6%
465,249	First Solar, Inc.*	84,945,163
143,501	MKS Instruments, Inc.	12,035,429
105,221	Monolithic Power Systems, Inc.	48,608,945
9,200	Onto Innovation, Inc.*	738,457
384,877	Silicon Laboratories, Inc.*	53,613,366
540,979	Synaptics, Inc.*	47,909,100
		247,850,460
	Software & Services - 8.4%
1,035,816	Datadog, Inc. Class A*	69,793,282
2,277,695	Dynatrace, Inc.*	96,300,945
113,818	Fair Isaac Corp.*	82,853,813
444,832	Guidewire Software, Inc.*	33,891,750
3,855,356	Informatica, Inc. Class A*	59,603,804

The accompanying notes are an integral part of these financial statements.
33

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Software & Services - 8.4% - (continued)
389,377	MongoDB, Inc. Class A*	$ 93,434,905
3,328,090	Olo, Inc. Class A*	22,797,416
1,642,153	Q2 Holdings, Inc.*	40,429,807
353,766	VeriSign, Inc.*	78,465,299
		577,571,021
	Technology Hardware & Equipment - 3.4%
344,298	CDW Corp.	58,389,498
1,380,439	Coherent Corp.*	47,128,188
376,436	F5, Inc.*	50,577,941
1,455,681	Flex Ltd.*	29,943,358
946,969	Lumentum Holdings, Inc.*	45,691,254
		231,730,239
	Transportation - 5.6%
686,030	CH Robinson Worldwide, Inc.	69,199,846
646,167	Expeditors International of Washington, Inc.	73,559,651
467,944	JB Hunt Transport Services, Inc.	82,025,904
1,413,389	Knight-Swift Transportation Holdings, Inc.	79,602,069
1,471,803	U-Haul Holding Co.	79,624,542
		384,012,012
	Utilities - 0.9%
247,575	Atmos Energy Corp.	28,258,211
1,087,505	NiSource, Inc.	30,950,392
		59,208,603
	Total Common Stocks (cost $5,628,756,681)	$ 6,853,074,075
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 0.0%
$ 2,205,861	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $2,206,742; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $2,250,076	$ 2,205,861
	Securities Lending Collateral - 1.8%
19,618,252	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)	19,618,252
65,394,176	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)	65,394,176
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Securities Lending Collateral - 1.8% - (continued)
19,618,252	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		$ 19,618,252
19,618,252	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		19,618,252
			124,248,932
	Total Short-Term Investments (cost $126,454,793)		$ 126,454,793
	Total Investments (cost $5,755,211,474)	101.8%	$ 6,979,528,868
	Other Assets and Liabilities	(1.8)%	(124,690,790)
	Total Net Assets	100.0%	$ 6,854,838,078
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
34

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 69,733,257	$ 69,733,257	$ —	$ —
Banks	34,212,945	34,212,945	—	—
Capital Goods	926,048,193	926,048,193	—	—
Commercial & Professional Services	270,947,561	270,947,561	—	—
Consumer Discretionary Distribution & Retail	264,586,915	264,586,915	—	—
Consumer Durables & Apparel	281,272,454	281,272,454	—	—
Consumer Services	243,990,714	243,990,714	—	—
Consumer Staples Distribution & Retail	42,202,978	42,202,978	—	—
Energy	397,155,549	397,155,549	—	—
Equity Real Estate Investment Trusts (REITs)	66,668,218	66,668,218	—	—
Financial Services	609,693,968	609,693,968	—	—
Food, Beverage & Tobacco	52,385,204	52,385,204	—	—
Health Care Equipment & Services	428,496,997	428,496,997	—	—
Insurance	181,527,149	181,527,149	—	—
Materials	388,088,402	388,088,402	—	—
Media & Entertainment	146,363,101	146,363,101	—	—
Pharmaceuticals, Biotechnology & Life Sciences	949,328,135	949,328,135	—	—
Semiconductors & Semiconductor Equipment	247,850,460	247,850,460	—	—
Software & Services	577,571,021	577,571,021	—	—
Technology Hardware & Equipment	231,730,239	231,730,239	—	—
Transportation	384,012,012	384,012,012	—	—
Utilities	59,208,603	59,208,603	—	—
Short-Term Investments	126,454,793	124,248,932	2,205,861	—
Total	$ 6,979,528,868	$ 6,977,323,007	$ 2,205,861	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
35

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.8%
390,761	Gentex Corp.	$ 10,781,096
43,564	Visteon Corp.*	6,115,950
		16,897,046
	Banks - 5.4%
381,333	Cadence Bank	7,710,553
154,096	M&T Bank Corp.	19,385,277
457,300	New York Community Bancorp, Inc.	4,888,537
147,383	SouthState Corp.	10,166,479
267,772	Synovus Financial Corp.	8,247,378
		50,398,224
	Capital Goods - 15.4%
303,883	AerCap Holdings NV*	17,126,846
155,495	Builders FirstSource, Inc.*	14,736,261
73,435	Curtiss-Wright Corp.	12,471,466
265,683	Fortune Brands Innovations, Inc.	17,187,033
193,077	Howmet Aerospace, Inc.	8,551,380
109,141	John Bean Technologies Corp.	11,864,718
153,040	Johnson Controls International PLC	9,157,914
41,488	L3Harris Technologies, Inc.	8,096,383
103,628	Middleby Corp.*	14,599,113
237,001	Spirit AeroSystems Holdings, Inc. Class A	7,053,150
17,036	United Rentals, Inc.	6,151,870
142,669	Vicor Corp.*	6,130,487
121,756	Westinghouse Air Brake Technologies Corp.	11,891,908
		145,018,529
	Commercial & Professional Services - 2.7%
64,395	Clean Harbors, Inc.*	9,347,578
175,305	Leidos Holdings, Inc.	16,348,945
		25,696,523
	Consumer Discretionary Distribution & Retail - 2.7%
93,108	Ross Stores, Inc.	9,937,417
447,888	Valvoline, Inc.	15,474,530
		25,411,947
	Consumer Durables & Apparel - 3.1%
142,489	Lennar Corp. Class A	16,074,184
363,544	Steven Madden Ltd.	12,738,582
		28,812,766
	Consumer Services - 2.1%
119,146	Las Vegas Sands Corp.*	7,607,472
183,502	Wyndham Hotels & Resorts, Inc.	12,518,507
		20,125,979
	Consumer Staples Distribution & Retail - 3.3%
94,835	Dollar Tree, Inc.*	14,577,088
436,741	U.S. Foods Holding Corp.*	16,770,854
		31,347,942
	Energy - 6.2%
538,469	Cenovus Energy, Inc.	9,046,279
500,210	Coterra Energy, Inc.	12,805,376
142,077	Diamondback Energy, Inc.	20,203,349
681,466	Marathon Oil Corp.	16,464,219
		58,519,223
	Equity Real Estate Investment Trusts (REITs) - 6.7%
387,066	Essential Properties Realty Trust, Inc. REIT	9,579,883
220,933	Gaming & Leisure Properties, Inc. REIT	11,488,516
603,039	Kimco Realty Corp. REIT	11,572,318
102,277	Ryman Hospitality Properties, Inc. REIT	9,170,156
273,026	Welltower, Inc. REIT	21,629,120
		63,439,993
	Financial Services - 3.5%
96,932	Ares Management Corp. Class A	8,490,274
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Financial Services - 3.5% - (continued)
39,053	FleetCor Technologies, Inc.*	$ 8,354,218
212,030	Voya Financial, Inc.	16,216,054
		33,060,546
	Food, Beverage & Tobacco - 2.5%
259,288	Keurig Dr Pepper, Inc.	8,478,718
242,048	Tyson Foods, Inc. Class A	15,125,579
		23,604,297
	Health Care Equipment & Services - 9.8%
229,144	Centene Corp.*	15,794,896
289,883	Dentsply Sirona, Inc.	12,154,794
157,014	Encompass Health Corp.	10,072,448
73,822	ICU Medical, Inc.*	13,962,693
244,745	Integra LifeSciences Holdings Corp.*	13,539,294
61,425	Molina Healthcare, Inc.*	18,297,893
31,298	Teleflex, Inc.	8,529,331
		92,351,349
	Insurance - 8.6%
4,089,972	Aegon NV	18,527,573
112,693	Allstate Corp.	13,045,342
73,264	Arthur J Gallagher & Co.	15,243,308
39,467	Everest Re Group Ltd.	14,918,526
387,716	Kemper Corp.	18,862,383
		80,597,132
	Materials - 4.9%
144,133	Celanese Corp. Class A	15,312,690
86,984	FMC Corp.	10,749,483
129,006	Ingevity Corp.*	9,254,890
44,090	Reliance Steel & Aluminum Co.	10,925,502
		46,242,565
	Media & Entertainment - 2.6%
294,620	Cargurus, Inc.*	4,843,553
104,017	Electronic Arts, Inc.	13,239,284
185,716	Match Group, Inc.*	6,852,920
		24,935,757
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
383,030	Avantor, Inc.*	7,461,424
406,356	Syneos Health, Inc.*	15,953,537
		23,414,961
	Semiconductors & Semiconductor Equipment - 4.2%
58,831	Cirrus Logic, Inc.*	5,047,112
140,744	MKS Instruments, Inc.	11,804,199
175,371	ON Semiconductor Corp.*	12,619,697
111,869	Synaptics, Inc.*	9,907,119
		39,378,127
	Technology Hardware & Equipment - 3.7%
61,075	F5, Inc.*	8,206,037
667,322	Flex Ltd.*	13,726,814
274,025	Lumentum Holdings, Inc.*	13,221,706
		35,154,557
	Transportation - 1.9%
666,385	JetBlue Airways Corp.*	4,757,989
232,864	Knight-Swift Transportation Holdings, Inc.	13,114,900
		17,872,889
	Utilities - 4.8%
226,794	Alliant Energy Corp.	12,505,421
91,072	Atmos Energy Corp.	10,394,958
213,310	Evergy, Inc.	13,248,684
59,077	Sempra Energy	9,185,883
		45,334,946
	Total Common Stocks (cost $822,426,829)	$ 927,615,298

The accompanying notes are an integral part of these financial statements.
36

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 3,091,631	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $3,092,865; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $3,153,522		$ 3,091,631
	Total Short-Term Investments (cost $3,091,631)		$ 3,091,631
	Total Investments (cost $825,518,460)	98.7%	$ 930,706,929
	Other Assets and Liabilities	1.3%	11,979,877
	Total Net Assets	100.0%	$ 942,686,806
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 16,897,046	$ 16,897,046	$ —	$ —
Banks	50,398,224	50,398,224	—	—
Capital Goods	145,018,529	145,018,529	—	—
Commercial & Professional Services	25,696,523	25,696,523	—	—
Consumer Discretionary Distribution & Retail	25,411,947	25,411,947	—	—
Consumer Durables & Apparel	28,812,766	28,812,766	—	—
Consumer Services	20,125,979	20,125,979	—	—
Consumer Staples Distribution & Retail	31,347,942	31,347,942	—	—
Energy	58,519,223	58,519,223	—	—
Equity Real Estate Investment Trusts (REITs)	63,439,993	63,439,993	—	—
Financial Services	33,060,546	33,060,546	—	—
Food, Beverage & Tobacco	23,604,297	23,604,297	—	—
Health Care Equipment & Services	92,351,349	92,351,349	—	—
Insurance	80,597,132	80,597,132	—	—
Materials	46,242,565	46,242,565	—	—
Media & Entertainment	24,935,757	24,935,757	—	—
Pharmaceuticals, Biotechnology & Life Sciences	23,414,961	23,414,961	—	—
Semiconductors & Semiconductor Equipment	39,378,127	39,378,127	—	—
Technology Hardware & Equipment	35,154,557	35,154,557	—	—
Transportation	17,872,889	17,872,889	—	—
Utilities	45,334,946	45,334,946	—	—
Short-Term Investments	3,091,631	—	3,091,631	—
Total	$ 930,706,929	$ 927,615,298	$ 3,091,631	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
37

Hartford Quality Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Banks - 8.0%
135,005	Bank of America Corp.	$ 3,952,946
55,854	Bank of Nova Scotia	2,787,673
59,233	JP Morgan Chase & Co.	8,188,370
21,035	PNC Financial Services Group, Inc.	2,739,809
44,256	Wells Fargo & Co.	1,759,176
		19,427,974
	Capital Goods - 8.4%
21,819	Curtiss-Wright Corp.	3,705,521
17,432	Honeywell International, Inc.	3,483,611
56,479	Johnson Controls International PLC	3,379,703
6,296	Lockheed Martin Corp.	2,924,177
35,129	Otis Worldwide Corp.	2,996,504
39,327	Westinghouse Air Brake Technologies Corp.	3,841,068
		20,330,584
	Consumer Discretionary Distribution & Retail - 3.7%
55,293	LKQ Corp.	3,192,065
10,547	Lowe's Cos., Inc.	2,191,983
45,037	TJX Cos., Inc.	3,549,816
		8,933,864
	Consumer Services - 3.5%
45,773	Aramark	1,588,323
21,974	Hilton Worldwide Holdings, Inc.	3,164,695
7,838	Marriott International, Inc. Class A	1,327,287
8,206	McDonald's Corp.	2,426,925
		8,507,230
	Consumer Staples Distribution & Retail - 2.4%
36,208	Sysco Corp.	2,778,602
20,719	Walmart, Inc.	3,127,947
		5,906,549
	Energy - 7.9%
37,638	Chevron Corp.	6,345,014
46,330	EOG Resources, Inc.	5,535,045
113,541	TotalEnergies SE ADR	7,258,676
		19,138,735
	Equity Real Estate Investment Trusts (REITs) - 4.5%
15,124	American Tower Corp. REIT	3,091,194
141,430	Host Hotels & Resorts, Inc. REIT	2,286,923
8,247	Public Storage REIT	2,431,463
87,706	VICI Properties, Inc. REIT	2,976,742
		10,786,322
	Financial Services - 3.6%
27,361	American Express Co.	4,414,424
28,956	Charles Schwab Corp.	1,512,661
30,867	Morgan Stanley	2,777,104
		8,704,189
	Food, Beverage & Tobacco - 4.4%
43,258	Keurig Dr Pepper, Inc.	1,414,537
49,605	Mondelez International, Inc. Class A	3,805,695
45,278	Philip Morris International, Inc.	4,526,442
15,928	Tyson Foods, Inc. Class A	995,341
		10,742,015
	Health Care Equipment & Services - 8.7%
18,632	Becton Dickinson & Co.	4,924,624
10,208	Elevance Health, Inc.	4,783,979
59,251	Medtronic PLC	5,388,879
12,090	UnitedHealth Group, Inc.	5,949,368
		21,046,850
	Household & Personal Products - 1.9%
82,073	Unilever PLC ADR	4,557,514
	Insurance - 6.5%
47,565	American International Group, Inc.	2,522,848
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Insurance - 6.5% - (continued)
22,025	Chubb Ltd.	$ 4,439,359
19,054	Marsh & McLennan Cos., Inc.	3,433,340
32,109	MetLife, Inc.	1,969,245
44,770	Principal Financial Group, Inc.	3,343,871
		15,708,663
	Materials - 3.7%
28,042	Celanese Corp. Class A	2,979,182
26,982	FMC Corp.	3,334,435
19,295	PPG Industries, Inc.	2,706,317
		9,019,934
	Media & Entertainment - 5.9%
54,264	Alphabet, Inc. Class A*	5,824,698
128,339	Comcast Corp. Class A	5,309,384
35,038	Omnicom Group, Inc.	3,173,392
		14,307,474
	Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
75,542	AstraZeneca PLC ADR	5,531,185
48,007	Merck & Co., Inc.	5,543,368
32,473	Novartis AG ADR	3,330,756
144,158	Pfizer, Inc.	5,606,305
		20,011,614
	Semiconductors & Semiconductor Equipment - 4.0%
5,039	Broadcom, Inc.	3,156,933
80,042	Intel Corp.	2,486,105
23,589	Texas Instruments, Inc.	3,944,081
		9,587,119
	Software & Services - 3.5%
13,233	Accenture PLC Class A	3,709,077
77,529	Cognizant Technology Solutions Corp. Class A	4,629,257
		8,338,334
	Technology Hardware & Equipment - 1.7%
88,076	Cisco Systems, Inc.	4,161,591
	Telecommunication Services - 1.2%
73,497	Verizon Communications, Inc.	2,853,888
	Transportation - 1.5%
122,175	Southwest Airlines Co.	3,700,681
	Utilities - 4.8%
20,818	American Electric Power Co., Inc.	1,924,000
31,910	Duke Energy Corp.	3,155,261
33,376	Eversource Energy	2,590,311
25,437	Sempra Energy	3,955,199
		11,624,771
	Total Common Stocks (cost $194,585,399)	$ 237,395,895

The accompanying notes are an integral part of these financial statements.
38

Hartford Quality Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 782,973	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $783,286; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $798,655		$ 782,973
	Total Short-Term Investments (cost $782,973)		$ 782,973
	Total Investments (cost $195,368,372)	98.4%	$ 238,178,868
	Other Assets and Liabilities	1.6%	3,848,691
	Total Net Assets	100.0%	$ 242,027,559
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 19,427,974	$ 19,427,974	$ —	$ —
Capital Goods	20,330,584	20,330,584	—	—
Consumer Discretionary Distribution & Retail	8,933,864	8,933,864	—	—
Consumer Services	8,507,230	8,507,230	—	—
Consumer Staples Distribution & Retail	5,906,549	5,906,549	—	—
Energy	19,138,735	19,138,735	—	—
Equity Real Estate Investment Trusts (REITs)	10,786,322	10,786,322	—	—
Financial Services	8,704,189	8,704,189	—	—
Food, Beverage & Tobacco	10,742,015	10,742,015	—	—
Health Care Equipment & Services	21,046,850	21,046,850	—	—
Household & Personal Products	4,557,514	4,557,514	—	—
Insurance	15,708,663	15,708,663	—	—
Materials	9,019,934	9,019,934	—	—
Media & Entertainment	14,307,474	14,307,474	—	—
Pharmaceuticals, Biotechnology & Life Sciences	20,011,614	20,011,614	—	—
Semiconductors & Semiconductor Equipment	9,587,119	9,587,119	—	—
Software & Services	8,338,334	8,338,334	—	—
Technology Hardware & Equipment	4,161,591	4,161,591	—	—
Telecommunication Services	2,853,888	2,853,888	—	—
Transportation	3,700,681	3,700,681	—	—
Utilities	11,624,771	11,624,771	—	—
Short-Term Investments	782,973	—	782,973	—
Total	$ 238,178,868	$ 237,395,895	$ 782,973	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
39

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 2.7%
44,231	Fox Factory Holding Corp.*	$ 4,903,891
23,031	Patrick Industries, Inc.	1,580,618
35,634	Visteon Corp.*	5,002,657
		11,487,166
	Banks - 1.0%
69,213	Synovus Financial Corp.	2,131,761
41,072	Triumph Financial, Inc.*	2,134,101
		4,265,862
	Capital Goods - 13.5%
38,289	Ameresco, Inc. Class A*	1,592,822
49,184	Applied Industrial Technologies, Inc.	6,672,301
111,392	AZEK Co., Inc.*	3,023,179
29,076	Boise Cascade Co.	1,986,182
29,992	Chart Industries, Inc.*	3,991,935
26,538	Curtiss-Wright Corp.	4,506,949
101,308	Fluor Corp.*	2,944,011
17,955	Herc Holdings, Inc.	1,795,859
313,495	Hillman Solutions Corp.*	2,633,358
46,005	ITT, Inc.	3,884,662
44,805	John Bean Technologies Corp.	4,870,752
40,003	Rush Enterprises, Inc. Class A	2,124,559
150,414	Shoals Technologies Group, Inc. Class A*	3,142,148
59,494	SPX Technologies, Inc.*	3,788,578
240,426	Stem, Inc.*(1)	1,017,002
105,113	WillScot Mobile Mini Holdings Corp.*	4,772,130
238,518	Zurn Elkay Water Solutions Corp. Class C	5,140,063
		57,886,490
	Commercial & Professional Services - 9.4%
30,383	ASGN, Inc.*	2,175,119
15,555	CACI International, Inc. Class A*	4,873,693
51,287	Casella Waste Systems, Inc. Class A*	4,564,543
26,924	Ceridian HCM Holding, Inc.*	1,709,136
19,418	Clean Harbors, Inc.*	2,818,717
25,363	ExlService Holdings, Inc.*	4,524,252
24,205	Exponent, Inc.	2,228,070
40,358	Insperity, Inc.	4,942,241
72,424	KBR, Inc.	4,108,613
7,558	Tetra Tech, Inc.	1,045,800
19,187	TriNet Group, Inc.*	1,780,170
319,315	Verra Mobility Corp.*	5,412,389
		40,182,743
	Consumer Discretionary Distribution & Retail - 0.5%
186,070	Leslie's, Inc.*	2,018,860
	Consumer Durables & Apparel - 3.4%
9,500	Century Communities, Inc.	639,730
56,039	Crocs, Inc.*	6,930,343
4,266	Deckers Outdoor Corp.*	2,044,864
126,579	YETI Holdings, Inc.*	4,993,542
		14,608,479
	Consumer Services - 5.4%
13,704	Churchill Downs, Inc.	4,008,831
11,542	European Wax Center, Inc. Class A*	217,451
74,470	Penn Entertainment, Inc.*	2,218,461
60,239	Texas Roadhouse, Inc.	6,663,638
35,895	Wingstop, Inc.	7,182,949
44,146	Wyndham Hotels & Resorts, Inc.	3,011,640
		23,302,970
	Consumer Staples Distribution & Retail - 0.5%
31,892	Performance Food Group Co.*	1,999,310
	Energy - 5.8%
44,459	Cactus, Inc. Class A	1,799,700
36,594	Chord Energy Corp.	5,208,424
90,389	Helmerich & Payne, Inc.	2,997,299
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Energy - 5.8% - (continued)
234,586	Magnolia Oil & Gas Corp. Class A	$ 4,954,456
65,339	Ovintiv, Inc.	2,357,431
64,470	PDC Energy, Inc.	4,193,774
123,199	SM Energy Co.	3,459,428
		24,970,512
	Equity Real Estate Investment Trusts (REITs) - 2.0%
35,938	Agree Realty Corp. REIT	2,443,424
127,268	Phillips Edison & Co., Inc. REIT	4,014,033
26,001	Ryman Hospitality Properties, Inc. REIT	2,331,250
		8,788,707
	Financial Services - 3.5%
295,257	MGIC Investment Corp.	4,390,472
37,438	Shift4 Payments, Inc. Class A*	2,537,173
69,309	Stifel Financial Corp.	4,156,461
21,067	WEX, Inc.*	3,736,232
		14,820,338
	Food, Beverage & Tobacco - 4.9%
6,184	Boston Beer Co., Inc. Class A*	1,963,482
63,534	Celsius Holdings, Inc.*	6,071,944
46,912	Freshpet, Inc.*	3,235,521
18,020	Lancaster Colony Corp.	3,768,342
77,444	Simply Good Foods Co.*	2,816,638
196,359	Sovos Brands, Inc.*	3,367,557
		21,223,484
	Health Care Equipment & Services - 11.0%
15,813	Amedisys, Inc.*	1,269,784
63,889	AtriCure, Inc.*	2,810,477
78,150	Encompass Health Corp.	5,013,322
30,152	Ensign Group, Inc.	2,927,458
60,978	Glaukos Corp.*	2,897,065
33,067	Globus Medical, Inc. Class A*	1,922,515
55,667	Haemonetics Corp.*	4,659,885
59,815	HealthEquity, Inc.*	3,197,112
47,029	Inari Medical, Inc.*	3,123,666
12,809	Inspire Medical Systems, Inc.*	3,428,073
69,072	Integra LifeSciences Holdings Corp.*	3,821,063
22,611	Lantheus Holdings, Inc.*	1,932,110
47,226	Omnicell, Inc.*	2,869,924
90,246	Owens & Minor, Inc.*	1,402,423
21,263	QuidelOrtho Corp.*	1,912,607
14,396	Shockwave Medical, Inc.*	4,177,143
		47,364,627
	Household & Personal Products - 0.6%
216,963	Beauty Health Co.*	2,486,396
	Insurance - 0.4%
76,933	James River Group Holdings Ltd.	1,497,886
	Materials - 4.7%
151,846	Axalta Coating Systems Ltd.*	4,793,778
72,518	Cabot Corp.	5,203,892
33,085	Ingevity Corp.*	2,373,518
224,287	Livent Corp.*	4,900,671
49,184	Louisiana-Pacific Corp.	2,938,252
		20,210,111
	Media & Entertainment - 1.0%
104,159	Bumble, Inc. Class A*	1,896,735
35,343	Ziff Davis, Inc.*	2,584,987
		4,481,722
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
123,311	Aclaris Therapeutics, Inc.*	1,096,235
104,807	Alkermes PLC*	2,992,240
18,703	Apellis Pharmaceuticals, Inc.*	1,560,391
38,079	Bioxcel Therapeutics, Inc.*	785,189

The accompanying notes are an integral part of these financial statements.
40

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0% - (continued)
54,537	Blueprint Medicines Corp.*	$ 2,784,114
37,254	Celldex Therapeutics, Inc.*	1,171,266
80,432	Crinetics Pharmaceuticals, Inc.*	1,571,641
171,904	Cytek Biosciences, Inc.*	1,973,458
60,759	Cytokinetics, Inc.*	2,272,387
76,962	Denali Therapeutics, Inc.*	1,911,736
524,484	Geron Corp.*	1,290,231
399,318	ImmunoGen, Inc.*	2,152,324
32,313	Intellia Therapeutics, Inc.*	1,219,816
55,067	Intra-Cellular Therapies, Inc.*	3,422,414
49,528	IVERIC bio, Inc.*	1,628,976
17,664	Karuna Therapeutics, Inc.*	3,505,244
42,177	Kymera Therapeutics, Inc.*	1,330,262
44,723	Morphic Holding, Inc.*	2,113,609
34,065	PTC Therapeutics, Inc.*	1,878,344
83,337	Revance Therapeutics, Inc.*	2,652,617
79,582	Revolution Medicines, Inc.*	1,869,381
36,750	Sage Therapeutics, Inc.*	1,795,237
75,710	Syndax Pharmaceuticals, Inc.*	1,555,840
64,318	Vaxcyte, Inc.*	2,754,740
36,193	Ventyx Biosciences, Inc.*(1)	1,360,857
64,108	Veracyte, Inc.*	1,451,405
63,431	Zentalis Pharmaceuticals, Inc.*	1,397,385
		51,497,339
	Semiconductors & Semiconductor Equipment - 4.1%
26,741	Axcelis Technologies, Inc.*	3,163,460
27,084	Cirrus Logic, Inc.*	2,323,537
28,564	MKS Instruments, Inc.	2,395,663
58,835	Power Integrations, Inc.	4,282,011
49,983	Rambus, Inc.*	2,216,246
23,461	Silicon Laboratories, Inc.*	3,268,117
		17,649,034
	Software & Services - 8.1%
66,131	Alarm.com Holdings, Inc.*	3,153,787
51,517	Blackbaud, Inc.*	3,572,962
49,743	DigitalOcean Holdings, Inc.*(1)	1,568,894
183,621	EngageSmart, Inc.*	3,152,773
24,154	Five9, Inc.*	1,566,145
72,361	Grid Dynamics Holdings, Inc.*	786,564
36,363	Guidewire Software, Inc.*	2,770,497
20,930	Manhattan Associates, Inc.*	3,467,683
35,957	Perficient, Inc.*	2,334,329
114,809	PowerSchool Holdings, Inc. Class A*	2,397,212
22,589	Rapid7, Inc.*	1,098,051
52,023	Sprout Social, Inc. Class A*	2,562,653
98,544	Squarespace, Inc. Class A*	3,064,718
36,817	Workiva, Inc.*	3,439,444
		34,935,712
	Technology Hardware & Equipment - 4.0%
43,709	Fabrinet *	4,150,170
32,455	Insight Enterprises, Inc.*	3,925,432
9,946	Littelfuse, Inc.	2,409,319
29,272	Novanta, Inc.*	4,473,932
19,809	Super Micro Computer, Inc.*	2,088,463
		17,047,316
	Total Common Stocks (cost $359,498,298)	$ 422,725,064
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.9%
	Other Investment Pools & Funds - 0.9%
17,147	iShares Russell 2000 Growth ETF (1)		$ 3,844,357
	Total Exchange-Traded Funds (cost $3,656,812)		$ 3,844,357
	Total Long-Term Investments (cost $363,155,110)		$ 426,569,421
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.1%
$ 557,192	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $557,414; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $568,423		$ 557,192
	Securities Lending Collateral - 0.6%
424,431	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		424,431
1,414,772	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)		1,414,772
424,432	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		424,432
424,432	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		424,432
			2,688,067
	Total Short-Term Investments (cost $3,245,259)		$ 3,245,259
	Total Investments (cost $366,400,369)	100.1%	$ 429,814,680
	Other Assets and Liabilities	(0.1)%	(573,608)
	Total Net Assets	100.0%	$ 429,241,072
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
41

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 11,487,166	$ 11,487,166	$ —	$ —
Banks	4,265,862	4,265,862	—	—
Capital Goods	57,886,490	57,886,490	—	—
Commercial & Professional Services	40,182,743	40,182,743	—	—
Consumer Discretionary Distribution & Retail	2,018,860	2,018,860	—	—
Consumer Durables & Apparel	14,608,479	14,608,479	—	—
Consumer Services	23,302,970	23,302,970	—	—
Consumer Staples Distribution & Retail	1,999,310	1,999,310	—	—
Energy	24,970,512	24,970,512	—	—
Equity Real Estate Investment Trusts (REITs)	8,788,707	8,788,707	—	—
Financial Services	14,820,338	14,820,338	—	—
Food, Beverage & Tobacco	21,223,484	21,223,484	—	—
Health Care Equipment & Services	47,364,627	47,364,627	—	—
Household & Personal Products	2,486,396	2,486,396	—	—
Insurance	1,497,886	1,497,886	—	—
Materials	20,210,111	20,210,111	—	—
Media & Entertainment	4,481,722	4,481,722	—	—
Pharmaceuticals, Biotechnology & Life Sciences	51,497,339	51,497,339	—	—
Semiconductors & Semiconductor Equipment	17,649,034	17,649,034	—	—
Software & Services	34,935,712	34,935,712	—	—
Technology Hardware & Equipment	17,047,316	17,047,316	—	—
Exchange-Traded Funds	3,844,357	3,844,357	—	—
Short-Term Investments	3,245,259	2,688,067	557,192	—
Total	$ 429,814,680	$ 429,257,488	$ 557,192	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
42

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 14.4%
53,853	Bank OZK	$ 1,923,629
64,328	Berkshire Hills Bancorp, Inc.	1,368,257
107,026	Cadence Bank	2,164,066
68,976	First Hawaiian, Inc.	1,318,131
79,870	First Interstate BancSystem, Inc. Class A	2,043,873
155,651	FNB Corp.	1,786,873
104,340	Home BancShares, Inc.	2,271,482
87,061	Pacific Premier Bancorp, Inc.	1,936,237
74,756	Sandy Spring Bancorp, Inc.	1,680,515
		16,493,063
	Capital Goods - 10.2%
48,745	Air Lease Corp.	1,960,524
27,887	EnerSys	2,313,785
84,391	Kennametal, Inc.	2,190,790
20,042	McGrath RentCorp	1,781,333
144,929	REV Group, Inc.	1,555,088
60,750	Spirit AeroSystems Holdings, Inc. Class A	1,807,920
		11,609,440
	Commercial & Professional Services - 5.9%
154,449	BrightView Holdings, Inc.*	854,103
190,928	CoreCivic, Inc.*	1,678,257
59,978	Deluxe Corp.	908,667
55,394	Loomis AB	1,773,094
89,991	MillerKnoll, Inc.	1,530,747
		6,744,868
	Consumer Discretionary Distribution & Retail - 2.0%
46,466	Monro, Inc.	2,271,258
	Consumer Durables & Apparel - 8.2%
21,520	Carter's, Inc.	1,501,450
19,041	Helen of Troy Ltd.*	1,910,574
38,697	Kontoor Brands, Inc.	1,747,944
61,761	Steven Madden Ltd.	2,164,105
35,255	Sturm Ruger & Co., Inc.	2,029,278
		9,353,351
	Consumer Services - 3.8%
53,709	Adtalem Global Education, Inc.*	2,178,974
20,471	Cracker Barrel Old Country Store, Inc.	2,173,201
		4,352,175
	Energy - 5.0%
68,672	ChampionX Corp.	1,859,638
82,135	DMC Global, Inc.*	1,555,637
165,275	TechnipFMC PLC*	2,262,614
		5,677,889
	Equity Real Estate Investment Trusts (REITs) - 2.7%
124,425	Pebblebrook Hotel Trust REIT	1,770,568
206,244	Piedmont Office Realty Trust, Inc. Class A, REIT	1,342,648
		3,113,216
	Financial Services - 13.0%
72,727	Bread Financial Holdings, Inc.	2,007,265
15,463	Federal Agricultural Mortgage Corp. Class C	2,061,063
161,686	Greenhill & Co., Inc.	1,147,971
99,909	Navient Corp.	1,652,495
51,708	PRA Group, Inc.*	1,875,449
77,455	PROG Holdings, Inc.*	2,341,465
92,345	Radian Group, Inc.	2,241,213
189,911	Rithm Capital Corp. REIT	1,549,674
		14,876,595
	Health Care Equipment & Services - 6.6%
86,849	NextGen Healthcare, Inc.*	1,453,852
47,668	NuVasive, Inc.*	2,051,631
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Health Care Equipment & Services - 6.6% - (continued)
34,553	Omnicell, Inc.*		$ 2,099,786
58,657	Premier, Inc. Class A		1,955,038
			7,560,307
	Household & Personal Products - 4.8%
49,691	Edgewell Personal Care Co.		2,170,006
62,582	Energizer Holdings, Inc.		2,092,116
13,294	Medifast, Inc.		1,218,395
			5,480,517
	Insurance - 6.8%
36,402	Kemper Corp.		1,770,957
279,097	Lancashire Holdings Ltd.		2,151,235
88,931	ProAssurance Corp.		1,597,201
259,328	SiriusPoint Ltd.*		2,253,561
			7,772,954
	Materials - 2.7%
41,432	Compass Minerals International, Inc.		1,356,070
91,052	Mativ Holdings, Inc.		1,763,677
			3,119,747
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
48,951	Pacira BioSciences, Inc.*		2,217,970
	Semiconductors & Semiconductor Equipment - 2.9%
59,374	Ichor Holdings Ltd.*		1,653,566
25,588	Silicon Motion Technology Corp. ADR		1,628,420
			3,281,986
	Software & Services - 4.9%
229,363	Adeia, Inc.		1,752,333
30,356	InterDigital, Inc.		2,056,316
189,498	Xperi, Inc.*		1,798,336
			5,606,985
	Utilities - 1.9%
42,318	Portland General Electric Co.		2,142,137
	Total Common Stocks (cost $110,297,916)		$ 111,674,458
EXCHANGE-TRADED FUNDS - 1.7%
	Other Investment Pools & Funds - 1.7%
15,061	iShares Russell 2000 Value ETF		$ 2,011,547
	Total Exchange-Traded Funds (cost $2,105,648)		$ 2,011,547
	Total Long-Term Investments (cost $112,403,564)		$ 113,686,005
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 176,843	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $176,914; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $180,444		$ 176,843
	Total Short-Term Investments (cost $176,843)		$ 176,843
	Total Investments (cost $112,580,407)	99.7%	$ 113,862,848
	Other Assets and Liabilities	0.3%	361,651
	Total Net Assets	100.0%	$ 114,224,499
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
43

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 16,493,063	$ 16,493,063	$ —	$ —
Capital Goods	11,609,440	11,609,440	—	—
Commercial & Professional Services	6,744,868	4,971,774	1,773,094	—
Consumer Discretionary Distribution & Retail	2,271,258	2,271,258	—	—
Consumer Durables & Apparel	9,353,351	9,353,351	—	—
Consumer Services	4,352,175	4,352,175	—	—
Energy	5,677,889	5,677,889	—	—
Equity Real Estate Investment Trusts (REITs)	3,113,216	3,113,216	—	—
Financial Services	14,876,595	14,876,595	—	—
Health Care Equipment & Services	7,560,307	7,560,307	—	—
Household & Personal Products	5,480,517	5,480,517	—	—
Insurance	7,772,954	5,621,719	2,151,235	—
Materials	3,119,747	3,119,747	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,217,970	2,217,970	—	—
Semiconductors & Semiconductor Equipment	3,281,986	3,281,986	—	—
Software & Services	5,606,985	5,606,985	—	—
Utilities	2,142,137	2,142,137	—	—
Exchange-Traded Funds	2,011,547	2,011,547	—	—
Short-Term Investments	176,843	—	176,843	—
Total	$ 113,862,848	$ 109,761,676	$ 4,101,172	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
44

The Hartford Small Company Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Automobiles & Components - 1.0%
45,059	Visteon Corp.*	$ 6,325,833
	Banks - 0.8%
229,545	Cadence Bank	4,641,400
	Capital Goods - 15.0%
25,954	Acuity Brands, Inc.	4,084,641
121,790	Ameresco, Inc. Class A*	5,066,464
97,558	Applied Industrial Technologies, Inc.	13,234,718
359,080	AZEK Co., Inc.*	9,745,431
62,163	Comfort Systems USA, Inc.	9,292,747
48,611	Curtiss-Wright Corp.	8,255,606
371,254	Fluor Corp.*	10,788,641
41,001	Middleby Corp.*	5,776,221
104,774	Rush Enterprises, Inc. Class A	5,564,547
295,813	Shoals Technologies Group, Inc. Class A*	6,179,534
35,364	WESCO International, Inc.	5,092,416
339,953	Zurn Elkay Water Solutions Corp. Class C	7,325,987
		90,406,953
	Commercial & Professional Services - 7.0%
214,874	Aris Water Solutions, Inc. Class A	1,562,134
82,874	Casella Waste Systems, Inc. Class A*	7,375,786
65,557	ExlService Holdings, Inc.*	11,694,057
82,024	TriNet Group, Inc.*	7,610,187
843,086	Verra Mobility Corp.*	14,290,308
		42,532,472
	Consumer Discretionary Distribution & Retail - 0.2%
26,907	Tory Burch LLC*(1)(2)	1,154,868
	Consumer Durables & Apparel - 4.7%
106,234	Crocs, Inc.*	13,137,959
137,396	Skyline Champion Corp.*	10,190,661
128,977	YETI Holdings, Inc.*	5,088,143
		28,416,763
	Consumer Services - 6.7%
127,460	Boyd Gaming Corp.	8,845,724
229,358	European Wax Center, Inc. Class A*	4,321,105
164,710	H&R Block, Inc.	5,585,316
58,498	Texas Roadhouse, Inc.	6,471,049
77,404	Wingstop, Inc.	15,489,314
		40,712,508
	Energy - 5.9%
191,172	Cactus, Inc. Class A	7,738,643
76,480	Chord Energy Corp.	10,885,398
283,379	Sitio Royalties Corp. Class A(3)	7,194,993
329,938	Viper Energy Partners LP	9,713,375
		35,532,409
	Equity Real Estate Investment Trusts (REITs) - 2.8%
235,868	Phillips Edison & Co., Inc. REIT	7,439,277
102,631	Ryman Hospitality Properties, Inc. REIT	9,201,895
		16,641,172
	Financial Services - 1.9%
209,051	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,932,867
80,910	PJT Partners, Inc. Class A	5,564,181
		11,497,048
	Food, Beverage & Tobacco - 2.1%
88,530	Celsius Holdings, Inc.*	8,460,812
80,181	TreeHouse Foods, Inc.*	4,269,638
		12,730,450
	Health Care Equipment & Services - 10.6%
80,938	Acadia Healthcare Co., Inc.*	5,851,008
289,492	Cross Country Healthcare, Inc.*	6,363,034
161,998	Glaukos Corp.*	7,696,525
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Health Care Equipment & Services - 10.6% - (continued)
112,478	Haemonetics Corp.*	$ 9,415,533
85,892	HealthEquity, Inc.*	4,590,927
108,020	Inari Medical, Inc.*	7,174,689
48,226	Inspire Medical Systems, Inc.*	12,906,724
20,883	Lantheus Holdings, Inc.*	1,784,452
28,990	Shockwave Medical, Inc.*	8,411,739
		64,194,631
	Household & Personal Products - 1.7%
107,429	elf Beauty, Inc.*	9,965,114
	Materials - 3.3%
170,425	Cabot Corp.	12,229,698
352,600	Livent Corp.*	7,704,310
		19,934,008
	Media & Entertainment - 3.2%
205,229	Cargurus, Inc.*	3,373,965
188,680	Criteo SA ADR*	5,933,986
448,809	Eventbrite, Inc. Class A*	3,262,841
93,675	Ziff Davis, Inc.*	6,851,390
		19,422,182
	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
177,475	Aclaris Therapeutics, Inc.*	1,577,753
103,299	Adicet Bio, Inc.*(3)	603,266
42,173	Akero Therapeutics, Inc.*	1,886,820
230,448	Amicus Therapeutics, Inc.*	2,659,370
49,783	Apellis Pharmaceuticals, Inc.*	4,153,396
14,414	Ascendis Pharma AS ADR*	1,008,403
63,097	Bioxcel Therapeutics, Inc.*(3)	1,301,060
55,463	Blueprint Medicines Corp.*	2,831,386
65,338	Celldex Therapeutics, Inc.*	2,054,227
133,669	Crinetics Pharmaceuticals, Inc.*	2,611,892
127,914	Cytokinetics, Inc.*	4,783,984
247,039	Immatics NV*(3)	1,766,329
54,796	Immunocore Holdings PLC ADR*(3)	3,180,908
82,833	Intellia Therapeutics, Inc.*	3,126,946
95,164	Intra-Cellular Therapies, Inc.*	5,914,442
32,287	Karuna Therapeutics, Inc.*	6,407,032
63,677	Kymera Therapeutics, Inc.*	2,008,372
103,293	Merus NV*	1,981,160
55,498	Prothena Corp. PLC*	2,920,305
79,067	PTC Therapeutics, Inc.*	4,359,754
76,281	Revance Therapeutics, Inc.*	2,428,024
92,083	Revolution Medicines, Inc.*	2,163,030
129,826	Rocket Pharmaceuticals, Inc.*	2,326,482
107,500	Syndax Pharmaceuticals, Inc.*	2,209,125
92,506	Vaxcyte, Inc.*	3,962,032
167,039	Verona Pharma PLC ADR*(3)	3,499,467
		73,724,965
	Semiconductors & Semiconductor Equipment - 3.0%
52,149	Lattice Semiconductor Corp.*	4,156,275
25,333	MKS Instruments, Inc.	2,124,679
38,688	SiTime Corp.*	4,196,487
84,150	Synaptics, Inc.*	7,452,324
		17,929,765
	Software & Services - 9.2%
208,980	Clearwater Analytics Holdings, Inc. Class A*	3,220,382
42,585	CyberArk Software Ltd.*	5,306,091
293,534	DoubleVerify Holdings, Inc.*	8,635,770
65,779	Five9, Inc.*	4,265,110
376,420	Jamf Holding Corp.*	7,121,866
59,564	Manhattan Associates, Inc.*	9,868,564
44,481	Perficient, Inc.*	2,887,707
383,273	PowerSchool Holdings, Inc. Class A*	8,002,740

The accompanying notes are an integral part of these financial statements.
45

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.8% - (continued)
	Software & Services - 9.2% - (continued)
54,191	RingCentral, Inc. Class A*		$ 1,493,504
92,330	Sprout Social, Inc. Class A*		4,548,176
			55,349,910
	Technology Hardware & Equipment - 2.5%
150,716	Calix, Inc.*		6,887,721
52,434	Novanta, Inc.*		8,014,013
			14,901,734
	Total Common Stocks (cost $533,557,838)		$ 566,014,185
EXCHANGE-TRADED FUNDS - 4.8%
	Other Investment Pools & Funds - 4.8%
129,172	iShares Russell 2000 Growth ETF (3)		$ 28,960,363
	Total Exchange-Traded Funds (cost $28,854,006)		$ 28,960,363
	Total Long-Term Investments (cost $562,411,844)		$ 594,974,548
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 0.3%
$ 1,735,418	Fixed Income Clearing Corp. Repurchase Agreement dated 04/28/2023 at 4.79%, due on 05/01/2023 with a maturity value of $1,736,111; collateralized by U.S. Treasury Note at 4.00%, maturing 10/31/2029, with a market value of $1,770,188		$ 1,735,418
	Securities Lending Collateral - 1.9%
1,824,729	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		1,824,729
6,082,429	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		6,082,429
1,824,729	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		1,824,729
1,824,729	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		1,824,729
			11,556,616
	Total Short-Term Investments (cost $13,292,034)		$ 13,292,034
	Total Investments (cost $575,703,878)	100.8%	$ 608,266,582
	Other Assets and Liabilities	(0.8)%	(4,991,247)
	Total Net Assets	100.0%	$ 603,275,335
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,154,868 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 1,154,868

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
46

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 6,325,833	$ 6,325,833	$ —	$ —
Banks	4,641,400	4,641,400	—	—
Capital Goods	90,406,953	90,406,953	—	—
Commercial & Professional Services	42,532,472	42,532,472	—	—
Consumer Discretionary Distribution & Retail	1,154,868	—	—	1,154,868
Consumer Durables & Apparel	28,416,763	28,416,763	—	—
Consumer Services	40,712,508	40,712,508	—	—
Energy	35,532,409	35,532,409	—	—
Equity Real Estate Investment Trusts (REITs)	16,641,172	16,641,172	—	—
Financial Services	11,497,048	11,497,048	—	—
Food, Beverage & Tobacco	12,730,450	12,730,450	—	—
Health Care Equipment & Services	64,194,631	64,194,631	—	—
Household & Personal Products	9,965,114	9,965,114	—	—
Materials	19,934,008	19,934,008	—	—
Media & Entertainment	19,422,182	19,422,182	—	—
Pharmaceuticals, Biotechnology & Life Sciences	73,724,965	73,724,965	—	—
Semiconductors & Semiconductor Equipment	17,929,765	17,929,765	—	—
Software & Services	55,349,910	55,349,910	—	—
Technology Hardware & Equipment	14,901,734	14,901,734	—	—
Exchange-Traded Funds	28,960,363	28,960,363	—	—
Short-Term Investments	13,292,034	11,556,616	1,735,418	—
Total	$ 608,266,582	$ 605,376,296	$ 1,735,418	$ 1,154,868

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
47

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
48

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$ 5,530,689,919	$ 9,544,900,088	$ 15,257,514,897	$ 5,243,267,355	$ 4,011,045,944	$ 1,256,946,440
Repurchase agreements	30,701,079	8,552,271	82,969,608	17,501,166	13,778,441	2,779,745
Cash	120,778,500	33,582,008	324,970,556	68,318,859	54,188,177	10,920,010
Cash collateral due from broker on futures contracts	7,812,000	—	—	—	—	—
Cash collateral held for securities on loan	77,153	—	5,210,755	—	1,088,625	718,740
Foreign currency	2,090,189	—	3,415,057	770,062	513,236	382,402
Receivables:
Investment securities sold	103,711,827	—	75,149,377	41,313,693	90,191,477	199,228
Fund shares sold	695,018	8,473,322	22,450,325	8,621,048	2,728,543	383,901
Dividends and interest	2,902,822	8,524,225	15,747,039	3,612,431	100,462	888,451
Securities lending income	259	—	15,726	6,647	3,286	573
Variation margin on futures contracts	827,699	—	—	—	—	—
Tax reclaims	496,062	—	5,745,353	1,828,113	55,282	408,501
Other assets	93,502	178,198	242,324	214,293	109,456	84,738
Total assets	5,800,876,029	9,604,210,112	15,793,431,017	5,385,453,667	4,173,802,929	1,273,712,729
Liabilities:
Obligation to return securities lending collateral	1,543,056	—	104,215,088	—	21,772,500	14,374,811
Payables:
Investment securities purchased	99,970,880	15,370,238	29,559,697	57,257,129	84,479,383	1,299,258
Fund shares redeemed	3,254,478	9,223,016	15,671,369	5,105,957	4,982,423	1,006,899
Investment management fees	3,111,817	2,605,705	7,574,668	2,653,819	2,342,962	884,426
Transfer agent fees	969,094	1,167,625	1,437,354	541,294	719,585	246,105
Accounting services fees	370,190	621,201	960,297	314,015	283,761	89,383
Board of Directors' fees	25,351	44,634	60,681	17,568	22,376	5,774
Distribution fees	153,051	113,851	182,208	83,761	88,311	34,891
Accrued expenses	159,651	228,002	163,737	87,924	110,828	61,170
Total liabilities	109,557,568	29,374,272	159,825,099	66,061,467	114,802,129	18,002,717
Net assets	$ 5,691,318,461	$ 9,574,835,840	$ 15,633,605,918	$ 5,319,392,200	$ 4,059,000,800	$ 1,255,710,012
Summary of Net Assets:
Capital stock and paid-in-capital	$ 5,018,114,022	$ 6,427,736,373	$ 11,306,395,853	$ 4,256,831,928	$ 4,641,553,367	$ 1,016,171,632
Distributable earnings (loss)	673,204,439	3,147,099,467	4,327,210,065	1,062,560,272	(582,552,567)	239,538,380
Net assets	$ 5,691,318,461	$ 9,574,835,840	$ 15,633,605,918	$ 5,319,392,200	$ 4,059,000,800	$ 1,255,710,012
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0010	$ 0.0001	$ 0.0010
Class A: Net asset value per share	$ 35.00	$ 41.36	$ 30.13	$ 20.05	$ 34.27	$ 35.40
Maximum offering price per share	37.04	43.77	31.88	21.22	36.26	37.46
Shares outstanding	121,690,098	36,010,238	149,149,637	93,574,424	60,953,088	19,923,918
Net Assets	$ 4,259,018,578	$ 1,489,502,041	$ 4,493,171,996	$ 1,875,705,360	$ 2,088,782,258	$ 705,285,275
Class C: Net asset value per share	$ 21.86	$ 37.18	$ 28.76	$ 19.93	$ 8.60	$ 24.70
Shares outstanding	3,558,147	11,148,045	6,429,353	6,516,890	13,796,737	2,779,071
Net Assets	$ 77,798,183	$ 414,501,536	$ 184,919,989	$ 129,858,319	$ 118,604,185	$ 68,633,997
Class I: Net asset value per share	$ 35.27	$ 41.48	$ 29.93	$ 19.88	$ 38.00	$ 38.55
Shares outstanding	13,855,034	79,477,972	129,128,923	85,212,853	23,428,110	7,666,408
Net Assets	$ 488,677,509	$ 3,296,755,347	$ 3,864,990,108	$ 1,693,862,770	$ 890,235,748	$ 295,539,515
Class R3: Net asset value per share	$ 40.52	$ 42.03	$ 30.69	$ 20.10	$ 33.70	$ 36.16
Shares outstanding	736,090	1,311,683	1,762,935	1,413,381	888,304	672,197
Net Assets	$ 29,825,294	$ 55,132,332	$ 54,101,211	$ 28,404,715	$ 29,934,228	$ 24,303,730
Class R4: Net asset value per share	$ 42.78	$ 42.84	$ 30.97	$ 20.13	$ 37.93	$ 39.44
Shares outstanding	627,321	3,414,148	2,931,206	2,092,754	1,129,142	379,128
Net Assets	$ 26,836,068	$ 146,250,709	$ 90,773,514	$ 42,137,522	$ 42,833,074	$ 14,952,562
Class R5: Net asset value per share	$ 43.95	$ 41.85	$ 31.13	$ 20.27	$ 41.78	$ 42.63
Shares outstanding	518,716	3,464,160	5,580,290	3,710,730	308,643	218,959
Net Assets	$ 22,800,065	$ 144,982,510	$ 173,691,056	$ 75,224,711	$ 12,896,125	$ 9,333,786
The accompanying notes are an integral part of these financial statements.
49

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R6: Net asset value per share	$ 44.32	$ 42.05	$ 31.13	$ 20.34	$ 43.10	$ 43.59
Shares outstanding	559,198	27,102,469	24,965,742	6,903,968	878,175	1,301,595
Net Assets	$ 24,786,362	$ 1,139,534,047	$ 777,063,974	$ 140,434,892	$ 37,850,264	$ 56,730,962
Class Y: Net asset value per share	$ 44.30	$ 42.04	$ 31.13	$ 20.35	$ 42.94	$ 43.43
Shares outstanding	1,553,755	11,821,716	16,604,522	5,876,873	2,002,093	1,133,244
Net Assets	$ 68,837,491	$ 496,952,380	$ 516,918,943	$ 119,581,125	$ 85,978,201	$ 49,217,148
Class F: Net asset value per share	$ 35.26	$ 41.51	$ 29.90	$ 19.88	$ 38.33	$ 38.84
Shares outstanding	19,646,871	57,606,755	183,186,125	61,086,055	19,613,779	816,557
Net Assets	$ 692,738,911	$ 2,391,224,938	$ 5,477,975,127	$ 1,214,182,786	$ 751,886,717	$ 31,713,037
Cost of investments	$ 4,771,221,554	$ 6,363,450,285	$ 10,821,657,158	$ 4,279,666,466	$ 3,757,634,738	$ 1,008,489,696
Cost of foreign currency	$ 2,067,857	$ —	$ 3,384,527	$ 767,458	$ 514,004	$ 370,985
(1) Includes Investment in securities on loan, at market value	$ 1,480,914	$ —	$ 100,542,394	$ —	$ 21,005,205	$ 13,556,223
The accompanying notes are an integral part of these financial statements.
50

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$ 6,977,323,007	$ 927,615,298	$ 237,395,895	$ 429,257,488	$ 113,686,005	$ 606,531,164
Repurchase agreements	2,205,861	3,091,631	782,973	557,192	176,843	1,735,418
Cash	8,663,522	12,106,484	3,064,223	2,174,810	786,258	6,795,860
Cash collateral held for securities on loan	6,539,417	—	—	141,477	—	608,243
Receivables:
From affiliates	—	—	3,242	—	3,106	—
Investment securities sold	8,784,450	12,754,009	1,087,463	3,503,248	584,119	3,612,580
Fund shares sold	4,526,077	1,163,969	40,099	681,055	62,984	634,454
Dividends and interest	1,481,089	258,492	243,342	39,392	59,491	27,130
Securities lending income	29,501	—	—	2,238	—	7,211
Tax reclaims	—	—	76,797	—	—	—
Other assets	135,881	109,489	74,634	70,058	63,685	72,179
Total assets	7,009,688,805	957,099,372	242,768,668	436,426,958	115,422,491	620,024,239
Liabilities:
Obligation to return securities lending collateral	130,788,349	—	—	2,829,544	—	12,164,859
Payables:
Investment securities purchased	4,250,346	12,877,777	463,907	3,433,246	1,058,376	3,267,519
Fund shares redeemed	13,682,775	751,771	94,882	466,055	21,275	688,306
Investment management fees	4,058,159	543,064	89,727	278,084	66,635	403,192
Transfer agent fees	1,006,004	101,789	54,477	109,276	24,990	105,698
Accounting services fees	507,943	63,180	19,274	38,973	9,842	49,105
Board of Directors' fees	41,833	3,089	936	2,575	536	3,052
Distribution fees	104,398	14,572	6,289	5,972	1,674	11,158
Accrued expenses	410,920	57,324	11,617	22,161	14,664	56,015
Total liabilities	154,850,727	14,412,566	741,109	7,185,886	1,197,992	16,748,904
Net assets	$ 6,854,838,078	$ 942,686,806	$ 242,027,559	$ 429,241,072	$ 114,224,499	$ 603,275,335
Summary of Net Assets:
Capital stock and paid-in-capital	$ 5,697,120,702	$ 829,543,094	$ 202,462,989	$ 383,380,772	$ 116,794,913	$ 737,117,286
Distributable earnings (loss)	1,157,717,376	113,143,712	39,564,570	45,860,300	(2,570,414)	(133,841,951)
Net assets	$ 6,854,838,078	$ 942,686,806	$ 242,027,559	$ 429,241,072	$ 114,224,499	$ 603,275,335
Shares authorized	1,105,000,000	485,000,000	22,110,000,000	22,100,000,000	860,000,000	525,000,000
Par value	$ 0.0050	$ 0.0010	$ 0.0001	$ 0.0001	$ 0.0010	$ 0.0010
Class A: Net asset value per share	$ 23.63	$ 15.30	$ 22.72	$ 36.98	$ 10.22	$ 15.87
Maximum offering price per share	25.01	16.19	24.04	39.13	10.81	16.79
Shares outstanding	94,560,207	25,746,745	7,433,362	4,211,530	4,779,297	18,696,670
Net Assets	$ 2,234,700,805	$ 394,026,589	$ 168,863,896	$ 155,749,626	$ 48,841,665	$ 296,684,119
Class C: Net asset value per share	$ 12.34	$ 11.33	$ 18.88	$ 20.01	$ 8.58	$ 7.22
Shares outstanding	14,470,791	581,394	201,848	71,855	189,645	480,429
Net Assets	$ 178,586,136	$ 6,590,006	$ 3,811,190	$ 1,437,854	$ 1,627,825	$ 3,469,291
Class I: Net asset value per share	$ 25.08	$ 15.51	$ 22.34	$ 40.15	$ 10.24	$ 17.61
Shares outstanding	54,111,681	2,630,228	1,423,776	1,411,281	1,974,721	1,678,553
Net Assets	$ 1,357,256,109	$ 40,799,022	$ 31,811,911	$ 56,659,302	$ 20,220,965	$ 29,563,618
Class R3: Net asset value per share	$ 27.52	$ 16.33	$ 23.16	$ 35.86	$ 10.72	$ 17.94
Shares outstanding	2,212,726	372,151	38,974	162,083	64,229	577,860
Net Assets	$ 60,899,197	$ 6,077,156	$ 902,818	$ 5,811,833	$ 688,708	$ 10,366,225
Class R4: Net asset value per share	$ 29.63	$ 16.83	$ 23.44	$ 39.21	$ 10.90	$ 20.05
Shares outstanding	2,349,972	292,879	192,310	284,434	11,407	427,094
Net Assets	$ 69,640,656	$ 4,930,236	$ 4,506,796	$ 11,153,724	$ 124,359	$ 8,561,647
Class R5: Net asset value per share	$ 31.29	$ 17.15	$ 23.69	$ 42.91	$ 10.86	$ 22.10
Shares outstanding	2,167,925	120,125	14,588	395,244	166,839	186,920
Net Assets	$ 67,828,721	$ 2,059,717	$ 345,536	$ 16,959,613	$ 1,812,594	$ 4,130,440
Class R6: Net asset value per share	$ 31.89	$ 15.51	$ 23.75	$ 43.99	$ 10.86	$ 22.87
Shares outstanding	18,535,963	724	537,598	963,765	709,128	313,742
Net Assets	$ 591,171,208	$ 11,226	$ 12,766,064	$ 42,393,096	$ 7,698,858	$ 7,174,964
The accompanying notes are an integral part of these financial statements.
51

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Class Y: Net asset value per share	$ 31.79	$ 17.20	$ 23.71	$ 43.92	$ 10.84	$ 22.76
Shares outstanding	12,196,240	409,592	303,494	2,549,339	266,213	361,545
Net Assets	$ 387,724,661	$ 7,044,066	$ 7,195,805	$ 111,958,158	$ 2,885,004	$ 8,230,081
Class F: Net asset value per share	$ 25.28	$ 15.51	$ 22.22	$ 40.49	$ 10.23	$ 17.83
Shares outstanding	75,450,558	31,019,469	532,078	669,734	2,965,337	13,187,813
Net Assets	$ 1,907,030,585	$ 481,148,788	$ 11,823,543	$ 27,117,866	$ 30,324,521	$ 235,094,950
Cost of investments	$ 5,755,211,474	$ 825,518,460	$ 195,368,372	$ 366,400,369	$ 112,580,407	$ 575,703,878
(1) Includes Investment in securities on loan, at market value	$ 132,245,172	$ —	$ —	$ 2,627,814	$ —	$ 11,952,015
The accompanying notes are an integral part of these financial statements.
52

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$ 42,844,141	$ 78,295,271	$ 182,031,715	$ 81,563,201	$ 10,097,752	$ 6,856,909
Interest	2,575,713	1,491,070	8,349,631	3,401,109	1,368,517	351,698
Securities lending	12,870	—	25,975	22,530	31,774	7,928
Foreign withholding tax reclaims	1,888,107	—	1,491,582	—	—	—
Less: Foreign tax withheld	(453,766)	—	(3,627,844)	(1,229,325)	(129,406)	(110,397)
Total investment income, net	46,867,065	79,786,341	188,271,059	83,757,515	11,368,637	7,106,138
Expenses:
Investment management fees	18,897,161	15,790,526	46,078,368	15,873,026	14,193,277	5,471,066
Transfer agent fees
Class A	2,332,734	680,664	1,914,519	743,203	1,158,000	421,633
Class C	67,225	199,007	101,016	68,443	89,227	58,612
Class I	227,917	1,696,668	1,761,543	740,229	490,024	170,231
Class R3	31,985	58,718	57,276	28,963	30,454	25,566
Class R4	20,998	118,630	75,952	32,531	32,452	12,274
Class R5	14,886	74,893	112,333	38,701	7,460	5,624
Class R6	490	15,579	12,498	1,996	774	639
Class Y	39,173	234,255	309,585	56,479	106,672	27,666
Class F	1,880	14,328	21,368	5,310	5,646	261
Distribution fees
Class A	5,274,943	1,808,113	5,536,947	2,356,434	2,480,353	874,580
Class C	412,451	2,078,851	929,107	672,256	612,905	381,265
Class R3	74,676	135,545	133,215	70,910	73,629	60,872
Class R4	33,313	185,571	113,859	49,536	53,291	18,851
Custodian fees	9,460	17,400	37,543	10,010	8,308	7,296
Registration and filing fees	86,326	128,322	287,971	170,018	112,150	65,359
Accounting services fees	421,943	709,857	1,118,284	368,850	317,346	103,392
Board of Directors' fees	77,614	132,160	208,693	68,351	57,186	17,816
Audit and tax fees	21,576	10,502	10,582	11,137	18,899	12,767
Other expenses	261,114	417,521	609,369	209,544	223,557	75,437
Total expenses (before waivers, reimbursements and fees paid indirectly)	28,307,865	24,507,110	59,430,028	21,575,927	20,071,610	7,811,207
Transfer agent fee waivers	—	—	(91,944)	—	—	—
Distribution fee reimbursements	(95,721)	(37,110)	(55,491)	(8,164)	(76,498)	(11,629)
Commission recapture	(26,775)	(1,092)	(52,433)	(8,606)	(17,806)	(7,661)
Total waivers, reimbursements and fees paid indirectly	(122,496)	(38,202)	(199,868)	(16,770)	(94,304)	(19,290)
Total expenses	28,185,369	24,468,908	59,230,160	21,559,157	19,977,306	7,791,917
Net Investment Income (Loss)	18,681,696	55,317,433	129,040,899	62,198,358	(8,608,669)	(685,779)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(65,850,049)	(65,678,832)	(197,608,653)	69,680,000	(172,219,861)	(5,223,748)
In-Kind Redemptions	—	—	(7,936,735) (1)	—	(32,684,108) (1)	—
Futures contracts	2,217,557	—	—	—	—	—
Other foreign currency transactions	11,190	—	(61,905)	87,954	(94,679)	35,917
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(63,621,302)	(65,678,832)	(205,607,293)	69,767,954	(204,998,648)	(5,187,831)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	440,844,704	600,275,793	786,416,215	7,247,250	695,388,162	45,433,982
Futures contracts	10,278,705	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	65,426	—	30,914	124,706	(690)	41,463
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	451,188,835	600,275,793	786,447,129	7,371,956	695,387,472	45,475,445
The accompanying notes are an integral part of these financial statements.
53

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	387,567,533	534,596,961	580,839,836	77,139,910	490,388,824	40,287,614
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 406,249,229	$ 589,914,394	$ 709,880,735	$ 139,338,268	$ 481,780,155	$ 39,601,835

(1)	See Note 13 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
54

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$ 27,750,161	$ 7,465,046	$ 3,526,497	$ 1,663,583	$ 1,640,088	$ 2,900,377
Interest	104,286	184,205	75,270	126,043	16,578	206,445
Securities lending	211,024	—	—	6,971	299	39,428
Less: Foreign tax withheld	(4,311)	(6,201)	(81,141)	—	—	—
Total investment income, net	28,061,160	7,643,050	3,520,626	1,796,597	1,656,965	3,146,250
Expenses:
Investment management fees	25,952,305	3,274,611	554,289	1,794,229	433,810	2,527,475
Transfer agent fees
Class A	1,327,968	275,959	129,735	175,603	49,022	268,289
Class C	138,605	6,649	4,048	2,289	2,268	5,068
Class I	724,914	17,711	15,662	29,141	14,614	18,914
Class R3	67,219	6,530	966	6,401	816	10,924
Class R4	65,237	7,471	3,955	9,395	50	7,183
Class R5	47,725	1,178	208	10,308	990	2,543
Class R6	12,264	—	226	985	151	128
Class Y	222,264	4,197	3,562	71,416	1,546	7,778
Class F	25,047	3,005	106	161	171	1,866
Distribution fees
Class A	2,843,841	485,624	215,148	198,685	64,262	381,382
Class C	971,540	35,221	21,313	9,149	9,053	20,249
Class R3	155,382	15,441	2,247	14,619	1,851	25,807
Class R4	95,831	11,408	6,361	14,304	133	10,894
Custodian fees	26,663	2,284	1,025	1,446	1,902	9,949
Registration and filing fees	98,203	87,281	62,395	61,520	59,836	67,478
Accounting services fees	568,825	73,077	23,639	44,237	12,113	56,623
Board of Directors' fees	103,497	11,976	3,297	6,611	1,683	8,710
Audit and tax fees	11,072	10,706	10,552	11,063	10,649	15,484
Other expenses	552,176	88,867	18,566	32,894	14,485	77,903
Total expenses (before waivers, reimbursements and fees paid indirectly)	34,010,578	4,419,196	1,077,300	2,494,456	679,405	3,524,647
Expense waivers	—	—	(16,380)	—	(17,009)	—
Transfer agent fee waivers	(69,091)	—	—	(25,903)	—	—
Distribution fee reimbursements	(37,683)	(4,144)	(4,764)	(7,889)	(2,119)	(7,908)
Commission recapture	(11,692)	(5,417)	(812)	(2,656)	(114)	(7,314)
Total waivers, reimbursements and fees paid indirectly	(118,466)	(9,561)	(21,956)	(36,448)	(19,242)	(15,222)
Total expenses	33,892,112	4,409,635	1,055,344	2,458,008	660,163	3,509,425
Net Investment Income (Loss)	(5,830,952)	3,233,415	2,465,282	(661,411)	996,802	(363,175)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	82,597,203	28,632,207	(5,570,559)	19,484,042	51,563	(35,870,787)
Other foreign currency transactions	—	(262)	450	—	(982)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	82,597,203	28,631,945	(5,570,109)	19,484,042	50,581	(35,870,787)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	333,458,922	14,439,864	8,197,422	(18,757,078)	(2,593,895)	19,260,585
Investments in affiliated investments	23,178,144	—	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	356,637,066	14,439,864	8,197,422	(18,757,078)	(2,593,895)	19,260,585
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	439,234,269	43,071,809	2,627,313	726,964	(2,543,314)	(16,610,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 433,403,317	$ 46,305,224	$ 5,092,595	$ 65,553	$ (1,546,512)	$ (16,973,377)
The accompanying notes are an integral part of these financial statements.
55

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 18,681,696	$ 24,090,543	$ 55,317,433	$ 104,381,385
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(63,621,302)	286,153,003	(65,678,832)	261,921,622
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	451,188,835	(1,620,161,903)	600,275,793	(2,322,465,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	406,249,229	(1,309,918,357)	589,914,394	(1,956,162,631)
Distributions to Shareholders:
Class A	(242,164,996)	(796,677,684)	(52,995,084)	(51,017,295)
Class C	(7,178,623)	(29,128,173)	(13,816,209)	(16,212,320)
Class I	(29,801,322)	(102,158,238)	(133,686,743)	(152,148,957)
Class R3	(1,411,714)	(5,487,633)	(1,727,395)	(1,879,952)
Class R4	(1,257,346)	(4,376,163)	(5,257,666)	(6,771,984)
Class R5	(1,351,241)	(4,206,771)	(5,321,873)	(6,967,996)
Class R6	(1,166,798)	(4,348,041)	(42,907,817)	(34,560,184)
Class Y	(3,487,697)	(14,390,368)	(20,188,549)	(28,782,055)
Class F	(41,511,983)	(127,204,207)	(93,707,829)	(106,456,492)
Total distributions	(329,331,720)	(1,087,977,278)	(369,609,165)	(404,797,235)
Capital Share Transactions:
Sold	114,634,763	311,222,644	845,378,291	2,598,490,371
Issued on reinvestment of distributions	319,310,255	1,052,622,491	353,594,768	386,652,441
Redeemed	(542,650,837)	(978,028,941)	(1,509,164,930)	(3,624,085,413)
Net increase (decrease) from capital share transactions	(108,705,819)	385,816,194	(310,191,871)	(638,942,601)
Net Increase (Decrease) in Net Assets	(31,788,310)	(2,012,079,441)	(89,886,642)	(2,999,902,467)
Net Assets:
Beginning of period	5,723,106,771	7,735,186,212	9,664,722,482	12,664,624,949
End of period	$ 5,691,318,461	$ 5,723,106,771	$ 9,574,835,840	$ 9,664,722,482
The accompanying notes are an integral part of these financial statements.
56

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 129,040,899	$ 210,694,682	$ 62,198,358	$ 98,590,191
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(205,607,293)	694,901,386	69,767,954	529,625,401
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	786,447,129	(1,873,667,525)	7,371,956	(613,039,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	709,880,735	(968,071,457)	139,338,268	15,175,878
Distributions to Shareholders:
Class A	(236,251,506)	(269,880,132)	(207,567,276)	(162,568,145)
Class C	(9,727,726)	(9,041,795)	(14,357,150)	(12,492,883)
Class I	(207,622,721)	(200,183,734)	(175,410,862)	(124,787,388)
Class R3	(2,730,237)	(3,403,765)	(3,061,775)	(2,733,877)
Class R4	(4,811,179)	(5,762,217)	(4,271,565)	(3,872,094)
Class R5	(12,415,647)	(15,325,417)	(8,577,288)	(7,100,587)
Class R6	(35,915,908)	(29,887,062)	(12,029,554)	(7,472,847)
Class Y	(37,955,713)	(53,664,884)	(13,185,015)	(10,565,778)
Class F	(291,816,484)	(301,110,451)	(128,568,420)	(103,493,641)
Total distributions	(839,247,121)	(888,259,457)	(567,028,905)	(435,087,240)
Capital Share Transactions:
Sold	1,876,998,044	5,411,538,165	835,629,522	1,130,238,868
Issued on reinvestment of distributions	798,816,194	846,009,458	546,983,621	420,406,777
Redeemed	(2,540,847,264)	(3,440,313,459)	(662,226,719)	(999,150,768)
Net increase (decrease) from capital share transactions	134,966,974	2,817,234,164	720,386,424	551,494,877
Net Increase (Decrease) in Net Assets	5,600,588	960,903,250	292,695,787	131,583,515
Net Assets:
Beginning of period	15,628,005,330	14,667,102,080	5,026,696,413	4,895,112,898
End of period	$ 15,633,605,918	$ 15,628,005,330	$ 5,319,392,200	$ 5,026,696,413
The accompanying notes are an integral part of these financial statements.
57

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ (8,608,669)	$ (38,976,574)	$ (685,779)	$ (3,361,967)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(204,998,648)	(609,210,536)	(5,187,831)	12,375,056
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	695,387,472	(2,276,286,253)	45,475,445	(233,122,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	481,780,155	(2,924,473,363)	39,601,835	(224,109,570)
Distributions to Shareholders:
Class A	—	(697,296,082)	(7,331,092)	(86,099,036)
Class C	—	(147,140,068)	(1,219,667)	(17,656,083)
Class I	—	(370,501,893)	(3,098,841)	(41,655,813)
Class R3	—	(10,091,141)	(254,124)	(3,035,400)
Class R4	—	(13,268,156)	(149,762)	(2,247,542)
Class R5	—	(4,087,401)	(87,212)	(1,042,154)
Class R6	—	(11,501,636)	(471,423)	(497,706)
Class Y	—	(90,278,847)	(442,850)	(9,938,908)
Class F	—	(210,961,202)	(315,373)	(4,255,546)
Total distributions	—	(1,555,126,426)	(13,370,344)	(166,428,188)
Capital Share Transactions:
Sold	266,381,400	858,424,489	69,827,412	186,449,080
Issued on reinvestment of distributions	—	1,448,388,944	12,726,329	157,999,398
Redeemed	(897,829,639)	(1,702,013,695)	(171,173,463)	(364,441,921)
Net increase (decrease) from capital share transactions	(631,448,239)	604,799,738	(88,619,722)	(19,993,443)
Net Increase (Decrease) in Net Assets	(149,668,084)	(3,874,800,051)	(62,388,231)	(410,531,201)
Net Assets:
Beginning of period	4,208,668,884	8,083,468,935	1,318,098,243	1,728,629,444
End of period	$ 4,059,000,800	$ 4,208,668,884	$ 1,255,710,012	$ 1,318,098,243
The accompanying notes are an integral part of these financial statements.
58

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ (5,830,952)	$ (18,862,259)	$ 3,233,415	$ 4,321,020
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	82,597,203	673,996,076	28,631,945	73,489,920
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	356,637,066	(3,639,407,278)	14,439,864	(114,419,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	433,403,317	(2,984,273,461)	46,305,224	(36,608,786)
Distributions to Shareholders:
Class A	(205,996,880)	(400,817,525)	(37,390,881)	(25,970,524)
Class C	(32,168,949)	(68,607,269)	(914,580)	(795,151)
Class I	(138,502,339)	(448,017,894)	(3,955,638)	(1,896,364)
Class R3	(4,852,488)	(9,696,452)	(564,683)	(473,508)
Class R4	(5,481,785)	(17,297,892)	(833,118)	(688,694)
Class R5	(6,560,710)	(27,009,142)	(188,828)	(143,466)
Class R6	(52,179,245)	(146,841,604)	(1,104)	—
Class Y	(28,916,935)	(87,412,620)	(726,194)	(1,035,457)
Class F	(164,693,840)	(329,341,310)	(46,573,065)	(32,934,199)
Total distributions	(639,353,171)	(1,535,041,708)	(91,148,091)	(63,937,363)
Capital Share Transactions:
Sold	394,940,006	1,224,843,197	98,080,713	201,258,916
Issued on reinvestment of distributions	619,263,258	1,475,446,801	90,819,161	63,651,091
Redeemed	(1,552,759,249)	(4,507,922,919)	(88,492,338)	(152,585,797)
Net increase (decrease) from capital share transactions	(538,555,985)	(1,807,632,921)	100,407,536	112,324,210
Net Increase (Decrease) in Net Assets	(744,505,839)	(6,326,948,090)	55,564,669	11,778,061
Net Assets:
Beginning of period	7,599,343,917	13,926,292,007	887,122,137	875,344,076
End of period	$ 6,854,838,078	$ 7,599,343,917	$ 942,686,806	$ 887,122,137
The accompanying notes are an integral part of these financial statements.
59

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Quality Value Fund		The Hartford Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 2,465,282	$ 3,955,583	$ (661,411)	$ (2,983,813)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(5,570,109)	11,495,589	19,484,042	(32,221,344)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,197,422	(26,414,806)	(18,757,078)	(197,748,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,092,595	(10,963,634)	65,553	(232,953,394)
Distributions to Shareholders:
Class A	(10,472,859)	(11,405,295)	—	(47,491,758)
Class C	(294,202)	(212,434)	—	(2,240,437)
Class I	(1,949,822)	(1,405,148)	—	(21,579,489)
Class R3	(52,932)	(64,011)	—	(1,607,651)
Class R4	(307,026)	(276,389)	—	(3,548,265)
Class R5	(21,401)	(19,958)	—	(12,344,930)
Class R6	(753,437)	(16,459)	—	(13,516,765)
Class Y	(428,437)	(108,987)	—	(42,116,476)
Class F	(833,308)	(807,377)	—	(6,354,143)
Total distributions	(15,113,424)	(14,316,058)	—	(150,799,914)
Capital Share Transactions:
Sold	19,658,436	57,551,280	32,538,355	121,488,714
Issued on reinvestment of distributions	14,915,711	14,094,650	—	143,128,875
Redeemed	(27,399,872)	(33,771,339)	(103,800,791)	(271,010,011)
Net increase (decrease) from capital share transactions	7,174,275	37,874,591	(71,262,436)	(6,392,422)
Net Increase (Decrease) in Net Assets	(2,846,554)	12,594,899	(71,196,883)	(390,145,730)
Net Assets:
Beginning of period	244,874,113	232,279,214	500,437,955	890,583,685
End of period	$ 242,027,559	$ 244,874,113	$ 429,241,072	$ 500,437,955
The accompanying notes are an integral part of these financial statements.
60

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Value Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 996,802	$ 1,890,548	$ (363,175)	$ (4,021,328)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	50,581	8,029,638	(35,870,787)	(125,644,852)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,593,895)	(22,441,354)	19,260,585	(162,580,738)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,546,512)	(12,521,168)	(16,973,377)	(292,246,918)
Distributions to Shareholders:
Class A	(4,515,050)	(3,964,811)	—	(107,539,494)
Class C	(170,604)	(206,679)	—	(3,410,978)
Class I	(1,930,669)	(2,259,354)	—	(11,875,080)
Class R3	(63,190)	(57,161)	—	(2,994,326)
Class R4	(4,769)	(3,408)	—	(2,607,622)
Class R5	(155,981)	(1,609)	—	(1,072,566)
Class R6	(679,555)	(216,927)	—	(945,537)
Class Y	(255,729)	(122,885)	—	(7,555,025)
Class F	(3,460,472)	(5,116,335)	—	(66,272,191)
Total distributions	(11,236,019)	(11,949,169)	—	(204,272,819)
Capital Share Transactions:
Sold	8,148,697	40,824,744	51,027,791	174,178,611
Issued on reinvestment of distributions	11,131,051	11,837,402	—	202,875,469
Redeemed	(18,390,672)	(78,738,919)	(96,430,654)	(208,785,813)
Net increase (decrease) from capital share transactions	889,076	(26,076,773)	(45,402,863)	168,268,267
Net Increase (Decrease) in Net Assets	(11,893,455)	(50,547,110)	(62,376,240)	(328,251,470)
Net Assets:
Beginning of period	126,117,954	176,665,064	665,651,575	993,903,045
End of period	$ 114,224,499	$ 126,117,954	$ 603,275,335	$ 665,651,575
The accompanying notes are an integral part of these financial statements.
61

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 34.53	$ 0.10	$ 2.37	$ 2.47	$ (0.12)	$ (1.88)	$ (2.00)	$ 35.00	7.34% (4)	$ 4,259,019	1.06% (5)	1.05% (5)	0.60% (5)	33%
C	22.26	(0.02)	1.50	1.48	—	(1.88)	(1.88)	21.86	6.87 (4)	77,798	1.86 (5)	1.86 (5)	(0.20) (5)	33
I	34.84	0.15	2.38	2.53	(0.22)	(1.88)	(2.10)	35.27	7.46 (4)	488,678	0.79 (5)	0.79 (5)	0.87 (5)	33
R3	39.62	0.05	2.73	2.78	—	(1.88)	(1.88)	40.52	7.15 (4)	29,825	1.41 (5)	1.41 (5)	0.24 (5)	33
R4	41.74	0.11	2.88	2.99	(0.07)	(1.88)	(1.95)	42.78	7.30 (4)	26,836	1.11 (5)	1.11 (5)	0.55 (5)	33
R5	42.91	0.18	2.94	3.12	(0.20)	(1.88)	(2.08)	43.95	7.45 (4)	22,800	0.81 (5)	0.81 (5)	0.85 (5)	33
R6	43.28	0.20	2.97	3.17	(0.25)	(1.88)	(2.13)	44.32	7.50 (4)	24,786	0.70 (5)	0.70 (5)	0.95 (5)	33
Y	43.22	0.18	2.97	3.15	(0.19)	(1.88)	(2.07)	44.30	7.46 (4)	68,837	0.81 (5)	0.81 (5)	0.85 (5)	33
F	34.85	0.16	2.38	2.54	(0.25)	(1.88)	(2.13)	35.26	7.51 (4)	692,739	0.70 (5)	0.70 (5)	0.96 (5)	33
For the Year Ended October 31, 2022
A	$ 48.89	$ 0.12	$ (7.60)	$ (7.48)	$ (0.05)	$ (6.83)	$ (6.88)	$ 34.53	(17.73)%	$ 4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
For the Year Ended October 31, 2021
A	$ 38.39	$ 0.05	$ 12.59	$ 12.64	$ (0.15)	$ (1.99)	$ (2.14)	$ 48.89	33.83%	$ 5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (6)	12.84 (6)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (6)	14.81 (6)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (6)	15.31 (6)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
For the Year Ended October 31, 2020
A	$ 37.12	$ 0.18	$ 2.90	$ 3.08	$ (0.17)	$ (1.64)	$ (1.81)	$ 38.39	8.57%	$ 4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
The accompanying notes are an integral part of these financial statements.
62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2019
A	$ 37.88	$ 0.15	$ 4.81	$ 4.96	$ (0.11)	$ (5.61)	$ (5.72)	$ 37.12	16.32%	$ 4,831,749	1.07%	1.07%	0.42%	68%
C	29.30	(0.09)	3.48	3.39	—	(5.61)	(5.61)	27.08	15.45	278,394	1.83	1.83	(0.33)	68
I	38.08	0.25	4.84	5.09	(0.20)	(5.61)	(5.81)	37.36	16.66	658,302	0.79	0.79	0.70	68
R3	41.62	0.03	5.43	5.46	—	(5.61)	(5.61)	41.47	15.91	50,957	1.42	1.42	0.07	68
R4	42.94	0.16	5.63	5.79	(0.06)	(5.61)	(5.67)	43.06	16.27	38,634	1.11	1.11	0.39	68
R5	43.80	0.28	5.75	6.03	(0.18)	(5.61)	(5.79)	44.04	16.64	38,808	0.80	0.80	0.68	68
R6	44.07	0.33	5.78	6.11	(0.23)	(5.61)	(5.84)	44.34	16.74	80,535	0.70	0.70	0.78	68
Y	44.06	0.32	5.77	6.09	(0.22)	(5.61)	(5.83)	44.32	16.71	187,754	0.78	0.74	0.75	68
F	38.09	0.28	4.83	5.11	(0.23)	(5.61)	(5.84)	37.36	16.75	776,505	0.70	0.70	0.79	68
For the Year Ended October 31, 2018
A	$ 41.86	$ 0.15	$ 1.45	$ 1.60	$ (0.26)	$ (5.32)	$ (5.58)	$ 37.88	3.92%	$ 4,742,846	1.07%	1.06%	0.38%	108%
C	33.62	(0.11)	1.16	1.05	(0.05)	(5.32)	(5.37)	29.30	3.15	426,256	1.81	1.81	(0.34)	108
I	42.04	0.26	1.44	1.70	(0.34)	(5.32)	(5.66)	38.08	4.19	734,580	0.78	0.78	0.66	108
R3	45.39	0.02	1.56	1.58	(0.03)	(5.32)	(5.35)	41.62	3.57	61,882	1.42	1.41	0.04	108
R4	46.69	0.15	1.62	1.77	(0.20)	(5.32)	(5.52)	42.94	3.87	51,635	1.10	1.10	0.34	108
R5	47.54	0.30	1.63	1.93	(0.35)	(5.32)	(5.67)	43.80	4.18	34,288	0.80	0.80	0.65	108
R6	47.80	0.35	1.64	1.99	(0.40)	(5.32)	(5.72)	44.07	4.29	70,935	0.70	0.70	0.75	108
Y	47.78	0.34	1.64	1.98	(0.38)	(5.32)	(5.70)	44.06	4.28	175,731	0.71	0.71	0.74	108
F	42.06	0.30	1.45	1.75	(0.40)	(5.32)	(5.72)	38.09	4.28	880,110	0.70	0.70	0.75	108
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 40.38	$ 0.19	$ 2.27	$ 2.46	$ (0.36)	$ (1.12)	$ (1.48)	$ 41.36	6.26% (4)	$ 1,489,502	0.71% (5)	0.71% (5)	0.97% (5)	7%
C	36.27	0.04	2.06	2.10	(0.07)	(1.12)	(1.19)	37.18	5.88 (4)	414,502	1.46 (5)	1.46 (5)	0.22 (5)	7
I	40.55	0.24	2.27	2.51	(0.46)	(1.12)	(1.58)	41.48	6.38 (4)	3,296,755	0.46 (5)	0.46 (5)	1.22 (5)	7
R3	40.90	0.12	2.31	2.43	(0.18)	(1.12)	(1.30)	42.03	6.07 (4)	55,132	1.08 (5)	1.07 (5)	0.61 (5)	7
R4	41.74	0.20	2.35	2.55	(0.33)	(1.12)	(1.45)	42.84	6.25 (4)	146,251	0.77 (5)	0.74 (5)	0.95 (5)	7
R5	40.89	0.24	2.30	2.54	(0.46)	(1.12)	(1.58)	41.85	6.38 (4)	144,983	0.47 (5)	0.47 (5)	1.21 (5)	7
R6	41.10	0.27	2.31	2.58	(0.51)	(1.12)	(1.63)	42.05	6.46 (4)	1,139,534	0.37 (5)	0.37 (5)	1.31 (5)	7
Y	41.07	0.25	2.30	2.55	(0.46)	(1.12)	(1.58)	42.04	6.39 (4)	496,952	0.46 (5)	0.46 (5)	1.23 (5)	7
F	40.60	0.26	2.28	2.54	(0.51)	(1.12)	(1.63)	41.51	6.44 (4)	2,391,225	0.36 (5)	0.36 (5)	1.32 (5)	7
For the Year Ended October 31, 2022
A	$ 49.41	$ 0.33	$ (7.87)	$ (7.54)	$ (0.24)	$ (1.25)	$ (1.49)	$ 40.38	(15.79)%	$ 1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00) (7)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00) (8)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
The accompanying notes are an integral part of these financial statements.
63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$ 36.04	$ 0.23	$ 13.36	$ 13.59	$ (0.22)	$ —	$ (0.22)	$ 49.41	37.85%	$ 1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$ 33.40	$ 0.26	$ 3.23	$ 3.49	$ (0.23)	$ (0.62)	$ (0.85)	$ 36.04	10.58%	$ 1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
For the Year Ended October 31, 2019
A	$ 30.17	$ 0.27	$ 4.40	$ 4.67	$ (0.21)	$ (1.23)	$ (1.44)	$ 33.40	16.60%	$ 881,587	0.74%	0.73%	0.88%	15%
C	27.53	0.04	4.01	4.05	—	(1.23)	(1.23)	30.35	15.71	366,553	1.47	1.47	0.14	15
I	30.26	0.35	4.40	4.75	(0.28)	(1.23)	(1.51)	33.50	16.91	1,740,669	0.47	0.47	1.14	15
R3	30.52	0.16	4.48	4.64	(0.07)	(1.23)	(1.30)	33.86	16.18	34,158	1.10	1.10	0.52	15
R4	31.03	0.28	4.54	4.82	(0.18)	(1.23)	(1.41)	34.44	16.59	150,159	0.77	0.74	0.88	15
R5	30.47	0.35	4.44	4.79	(0.28)	(1.23)	(1.51)	33.75	16.90	231,879	0.49	0.49	1.13	15
R6	30.61	0.38	4.46	4.84	(0.31)	(1.23)	(1.54)	33.91	17.01	259,706	0.38	0.38	1.22	15
Y	30.61	0.37	4.45	4.82	(0.30)	(1.23)	(1.53)	33.90	16.94	371,580	0.46	0.43	1.18	15
F	30.28	0.38	4.40	4.78	(0.31)	(1.23)	(1.54)	33.52	17.00	1,655,619	0.38	0.38	1.21	15
For the Year Ended October 31, 2018
A	$ 28.53	$ 0.22	$ 2.42	$ 2.64	$ (0.25)	$ (0.75)	$ (1.00)	$ 30.17	9.41%	$ 666,354	0.74%	0.74%	0.73%	22%
C	26.13	—	2.22	2.22	(0.07)	(0.75)	(0.82)	27.53	8.61	293,064	1.48	1.48	—	22
I	28.60	0.30	2.43	2.73	(0.32)	(0.75)	(1.07)	30.26	9.72	1,130,600	0.47	0.47	1.00	22
R3	28.85	0.12	2.44	2.56	(0.14)	(0.75)	(0.89)	30.52	9.02	34,765	1.10	1.10	0.38	22
R4	29.32	0.22	2.48	2.70	(0.24)	(0.75)	(0.99)	31.03	9.37	144,866	0.79	0.76	0.72	22
R5	28.81	0.30	2.44	2.74	(0.33)	(0.75)	(1.08)	30.47	9.69	201,510	0.49	0.49	0.99	22
R6	28.93	0.33	2.45	2.78	(0.35)	(0.75)	(1.10)	30.61	9.80	146,643	0.39	0.39	1.08	22
Y	28.93	0.32	2.45	2.77	(0.34)	(0.75)	(1.09)	30.61	9.77	216,788	0.42	0.42	1.06	22
F	28.63	0.33	2.42	2.75	(0.35)	(0.75)	(1.10)	30.28	9.80	635,245	0.39	0.39	1.09	22
The accompanying notes are an integral part of these financial statements.
64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 30.41	$ 0.22	$ 1.12	$ 1.34	$ (0.25)	$ (1.37)	$ (1.62)	$ 30.13	4.48% (4)	$ 4,493,172	0.96% (5)	0.96% (5)	1.48% (5)	13%
C	29.11	0.10	1.06	1.16	(0.14)	(1.37)	(1.51)	28.76	4.04 (4)	184,920	1.74 (5)	1.74 (5)	0.71 (5)	13
I	30.23	0.25	1.11	1.36	(0.29)	(1.37)	(1.66)	29.93	4.57 (4)	3,864,990	0.72 (5)	0.72 (5)	1.72 (5)	13
R3	30.95	0.17	1.13	1.30	(0.19)	(1.37)	(1.56)	30.69	4.27 (4)	54,101	1.34 (5)	1.34 (5)	1.10 (5)	13
R4	31.22	0.21	1.15	1.36	(0.24)	(1.37)	(1.61)	30.97	4.42 (4)	90,774	1.04 (5)	1.04 (5)	1.40 (5)	13
R5	31.37	0.26	1.15	1.41	(0.28)	(1.37)	(1.65)	31.13	4.58 (4)	173,691	0.74 (5)	0.74 (5)	1.69 (5)	13
R6	31.37	0.28	1.15	1.43	(0.30)	(1.37)	(1.67)	31.13	4.64 (4)	777,064	0.63 (5)	0.63 (5)	1.80 (5)	13
Y	31.38	0.27	1.14	1.41	(0.29)	(1.37)	(1.66)	31.13	4.57 (4)	516,919	0.72 (5)	0.69 (5)	1.73 (5)	13
F	30.20	0.27	1.10	1.37	(0.30)	(1.37)	(1.67)	29.90	4.62 (4)	5,477,975	0.63 (5)	0.63 (5)	1.81 (5)	13
For the Year Ended October 31, 2022
A	$ 34.32	$ 0.38	$ (2.34)	$ (1.96)	$ (0.33)	$ (1.62)	$ (1.95)	$ 30.41	(6.11)%	$ 4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
For the Year Ended October 31, 2021
A	$ 24.26	$ 0.33	$ 10.63	$ 10.96	$ (0.33)	$ (0.57)	$ (0.90)	$ 34.32	46.01%	$ 4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$ 25.93	$ 0.39	$ (0.94)	$ (0.55)	$ (0.37)	$ (0.75)	$ (1.12)	$ 24.26	(2.20)%	$ 3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
The accompanying notes are an integral part of these financial statements.
65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2019
A	$ 25.63	$ 0.40	$ 2.63	$ 3.03	$ (0.38)	$ (2.35)	$ (2.73)	$ 25.93	13.75%	$ 3,739,696	1.00%	0.99%	1.65%	22%
C	24.75	0.21	2.53	2.74	(0.18)	(2.35)	(2.53)	24.96	12.92	192,715	1.77	1.77	0.89	22
I	25.51	0.46	2.63	3.09	(0.45)	(2.35)	(2.80)	25.80	14.08	1,079,962	0.73	0.73	1.89	22
R3	25.97	0.32	2.67	2.99	(0.29)	(2.35)	(2.64)	26.32	13.33	66,115	1.36	1.35	1.30	22
R4	26.14	0.40	2.69	3.09	(0.36)	(2.35)	(2.71)	26.52	13.71	111,451	1.04	1.04	1.61	22
R5	26.25	0.47	2.71	3.18	(0.44)	(2.35)	(2.79)	26.64	14.05	193,707	0.74	0.74	1.89	22
R6	26.25	0.50	2.71	3.21	(0.47)	(2.35)	(2.82)	26.64	14.16	119,159	0.64	0.64	1.98	22
Y	26.25	0.49	2.70	3.19	(0.45)	(2.35)	(2.80)	26.64	14.10	696,309	0.71	0.68	1.96	22
F	25.50	0.49	2.61	3.10	(0.47)	(2.35)	(2.82)	25.78	14.15	2,844,206	0.64	0.64	2.00	22
For the Year Ended October 31, 2018
A	$ 27.46	$ 0.39	$ 0.80	$ 1.19	$ (0.38)	$ (2.64)	$ (3.02)	$ 25.63	4.38%	$ 3,521,062	0.99%	0.99%	1.49%	31%
C	26.62	0.19	0.77	0.96	(0.19)	(2.64)	(2.83)	24.75	3.58	228,076	1.76	1.75	0.76	31
I	27.35	0.46	0.79	1.25	(0.45)	(2.64)	(3.09)	25.51	4.68	847,646	0.73	0.73	1.75	31
R3	27.78	0.30	0.81	1.11	(0.28)	(2.64)	(2.92)	25.97	4.03	72,723	1.35	1.35	1.13	31
R4	27.95	0.39	0.80	1.19	(0.36)	(2.64)	(3.00)	26.14	4.32	131,649	1.04	1.04	1.44	31
R5	28.05	0.47	0.82	1.29	(0.45)	(2.64)	(3.09)	26.25	4.65	146,918	0.74	0.74	1.74	31
R6	28.05	0.49	0.82	1.31	(0.47)	(2.64)	(3.11)	26.25	4.76	74,795	0.64	0.64	1.84	31
Y	28.05	0.49	0.81	1.30	(0.46)	(2.64)	(3.10)	26.25	4.72	616,454	0.68	0.68	1.80	31
F	27.33	0.48	0.80	1.28	(0.47)	(2.64)	(3.11)	25.50	4.77	2,591,584	0.64	0.64	1.84	31
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 21.83	$ 0.23	$ 0.40	$ 0.63	$ (0.25)	$ (2.16)	$ (2.41)	$ 20.05	2.72% (4)	$ 1,875,705	0.97% (5)	0.97% (5)	2.25% (5)	13%
C	21.71	0.15	0.40	0.55	(0.17)	(2.16)	(2.33)	19.93	2.33 (4)	129,858	1.75 (5)	1.74 (5)	1.49 (5)	13
I	21.67	0.25	0.40	0.65	(0.28)	(2.16)	(2.44)	19.88	2.81 (4)	1,693,863	0.74 (5)	0.74 (5)	2.50 (5)	13
R3	21.88	0.19	0.41	0.60	(0.22)	(2.16)	(2.38)	20.10	2.52 (4)	28,405	1.35 (5)	1.35 (5)	1.87 (5)	13
R4	21.91	0.22	0.40	0.62	(0.24)	(2.16)	(2.40)	20.13	2.66 (4)	42,138	1.06 (5)	1.06 (5)	2.17 (5)	13
R5	22.05	0.26	0.40	0.66	(0.28)	(2.16)	(2.44)	20.27	2.80 (4)	75,225	0.75 (5)	0.75 (5)	2.48 (5)	13
R6	22.12	0.27	0.39	0.66	(0.28)	(2.16)	(2.44)	20.34	2.84 (4)	140,435	0.65 (5)	0.65 (5)	2.58 (5)	13
Y	22.12	0.26	0.41	0.67	(0.28)	(2.16)	(2.44)	20.35	2.84 (4)	119,581	0.74 (5)	0.74 (5)	2.48 (5)	13
F	21.66	0.26	0.40	0.66	(0.28)	(2.16)	(2.44)	19.88	2.90 (4)	1,214,183	0.64 (5)	0.64 (5)	2.58 (5)	13
For the Year Ended October 31, 2022
A	$ 23.85	$ 0.42	$ (0.38)	$ 0.04	$ (0.40)	$ (1.66)	$ (2.06)	$ 21.83	0.12%	$ 1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
The accompanying notes are an integral part of these financial statements.
66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2021
A	$ 17.55	$ 0.34	$ 6.50	$ 6.84	$ (0.34)	$ (0.20)	$ (0.54)	$ 23.85	39.45%	$ 1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$ 19.99	$ 0.34	$ (1.21)	$ (0.87)	$ (0.31)	$ (1.26)	$ (1.57)	$ 17.55	(4.68)%	$ 1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
For the Year Ended October 31, 2019
A	$ 19.39	$ 0.38	$ 2.02	$ 2.40	$ (0.36)	$ (1.44)	$ (1.80)	$ 19.99	13.88%	$ 1,565,663	1.00%	1.00%	2.01%	21%
C	19.29	0.24	2.00	2.24	(0.21)	(1.44)	(1.65)	19.88	13.00	292,388	1.76	1.76	1.27	21
I	19.29	0.43	2.01	2.44	(0.41)	(1.44)	(1.85)	19.88	14.17	959,142	0.75	0.75	2.26	21
R3	19.41	0.32	2.02	2.34	(0.29)	(1.44)	(1.73)	20.02	13.48	43,474	1.36	1.36	1.66	21
R4	19.44	0.37	2.04	2.41	(0.35)	(1.44)	(1.79)	20.06	13.85	53,957	1.07	1.07	1.96	21
R5	19.54	0.43	2.04	2.47	(0.41)	(1.44)	(1.85)	20.16	14.14	81,758	0.76	0.76	2.25	21
R6	19.58	0.45	2.05	2.50	(0.43)	(1.44)	(1.87)	20.21	14.29	52,201	0.66	0.66	2.33	21
Y	19.58	0.45	2.05	2.50	(0.42)	(1.44)	(1.86)	20.22	14.21	105,015	0.73	0.71	2.34	21
F	19.29	0.44	2.01	2.45	(0.43)	(1.44)	(1.87)	19.87	14.24	922,012	0.66	0.66	2.34	21
For the Year Ended October 31, 2018
A	$ 20.64	$ 0.38	$ (0.24)	$ 0.14	$ (0.35)	$ (1.04)	$ (1.39)	$ 19.39	0.49%	$ 1,508,580	1.00%	1.00%	1.90%	22%
C	20.53	0.23	(0.23)	—	(0.20)	(1.04)	(1.24)	19.29	(0.22)	330,741	1.75	1.75	1.16	22
I	20.54	0.43	(0.24)	0.19	(0.40)	(1.04)	(1.44)	19.29	0.77	1,157,708	0.74	0.74	2.14	22
R3	20.66	0.31	(0.25)	0.06	(0.27)	(1.04)	(1.31)	19.41	0.12	46,820	1.36	1.36	1.53	22
R4	20.69	0.37	(0.24)	0.13	(0.34)	(1.04)	(1.38)	19.44	0.43	70,446	1.06	1.06	1.83	22
R5	20.78	0.43	(0.23)	0.20	(0.40)	(1.04)	(1.44)	19.54	0.78	79,557	0.76	0.76	2.13	22
R6	20.83	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.58	0.83	34,957	0.66	0.66	2.22	22
Y	20.83	0.45	(0.25)	0.20	(0.41)	(1.04)	(1.45)	19.58	0.79	140,057	0.70	0.70	2.19	22
F	20.54	0.45	(0.24)	0.21	(0.42)	(1.04)	(1.46)	19.29	0.85	774,529	0.65	0.65	2.23	22
The accompanying notes are an integral part of these financial statements.
67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 30.49	$ (0.09)	$ 3.87	$ 3.78	$ —	$ —	$ —	$ 34.27	12.40% (4)	$ 2,088,782	1.11% (5)	1.10% (5)	(0.54)% (5)	51%
C	7.68	(0.05)	0.97	0.92	—	—	—	8.60	11.98 (4)	118,604	1.89 (5)	1.89 (5)	(1.32) (5)	51
I	33.77	(0.05)	4.28	4.23	—	—	—	38.00	12.53 (4)	890,236	0.85 (5)	0.85 (5)	(0.29) (5)	51
R3	30.04	(0.14)	3.80	3.66	—	—	—	33.70	12.18 (4)	29,934	1.45 (5)	1.45 (5)	(0.89) (5)	51
R4	33.76	(0.10)	4.27	4.17	—	—	—	37.93	12.35 (4)	42,833	1.15 (5)	1.14 (5)	(0.58) (5)	51
R5	37.13	(0.06)	4.71	4.65	—	—	—	41.78	12.52 (4)	12,896	0.86 (5)	0.86 (5)	(0.29) (5)	51
R6	38.28	(0.04)	4.86	4.82	—	—	—	43.10	12.59 (4)	37,850	0.75 (5)	0.75 (5)	(0.18) (5)	51
Y	38.16	(0.05)	4.83	4.78	—	—	—	42.94	12.53 (4)	85,978	0.85 (5)	0.85 (5)	(0.25) (5)	51
F	34.05	(0.03)	4.31	4.28	—	—	—	38.33	12.57 (4)	751,887	0.74 (5)	0.74 (5)	(0.18) (5)	51
For the Year Ended October 31, 2022
A	$ 62.10	$ (0.31)	$ (19.34)	$ (19.65)	$ —	$ (11.96)	$ (11.96)	$ 30.49	(38.47)%	$ 1,981,665	1.09%	1.08%	(0.79)%	95%
C	25.14	(0.16)	(5.34)	(5.50)	—	(11.96)	(11.96)	7.68	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
For the Year Ended October 31, 2021
A	$ 54.65	$ (0.47)	$ 15.83	$ 15.36	$ —	$ (7.91)	$ (7.91)	$ 62.10	30.45%	$ 3,650,083	1.07%	1.06%	(0.80)%	87%
C	26.47	(0.38)	6.96	6.58	—	(7.91)	(7.91)	25.14	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
For the Year Ended October 31, 2020
A	$ 39.45	$ (0.30)	$ 18.03	$ 17.73	$ —	$ (2.53)	$ (2.53)	$ 54.65	47.69%	$ 2,939,376	1.10%	1.09%	(0.66)%	118%
C	20.50	(0.31)	8.81	8.50	—	(2.53)	(2.53)	26.47	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
The accompanying notes are an integral part of these financial statements.
68

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2019
A	$ 45.89	$ (0.25)	$ 4.35	$ 4.10	$ —	$ (10.54)	$ (10.54)	$ 39.45	13.64%	$ 2,089,246	1.12%	1.11%	(0.64)%	66%
C	29.36	(0.29)	1.97	1.68	—	(10.54)	(10.54)	20.50	12.79	281,545	1.86	1.86	(1.39)	66
I	47.99	(0.16)	4.66	4.50	—	(10.54)	(10.54)	41.95	13.94	1,500,756	0.85	0.85	(0.38)	66
R3	45.98	(0.39)	4.36	3.97	—	(10.54)	(10.54)	39.41	13.25	44,757	1.47	1.46	(1.00)	66
R4	48.38	(0.29)	4.71	4.42	—	(10.54)	(10.54)	42.26	13.57	67,104	1.15	1.15	(0.69)	66
R5	50.48	(0.17)	5.01	4.84	—	(10.54)	(10.54)	44.78	13.92	25,396	0.85	0.85	(0.39)	66
R6	51.18	(0.13)	5.12	4.99	—	(10.54)	(10.54)	45.63	14.03	22,765	0.75	0.75	(0.29)	66
Y	51.18	(0.15)	5.13	4.98	—	(10.54)	(10.54)	45.62	14.00	164,390	0.83	0.79	(0.33)	66
F	48.07	(0.12)	4.68	4.56	—	(10.54)	(10.54)	42.09	14.07	526,379	0.74	0.74	(0.28)	66
For the Year Ended October 31, 2018
A	$ 46.20	$ (0.29)	$ 3.86	$ 3.57	$ —	$ (3.88)	$ (3.88)	$ 45.89	8.31%	$ 2,013,200	1.11%	1.11%	(0.61)%	122%
C	31.15	(0.41)	2.50	2.09	—	(3.88)	(3.88)	29.36	7.49	321,653	1.85	1.85	(1.35)	122
I	48.01	(0.17)	4.03	3.86	—	(3.88)	(3.88)	47.99	8.62	1,674,141	0.84	0.84	(0.34)	122
R3	46.43	(0.45)	3.88	3.43	—	(3.88)	(3.88)	45.98	7.94	47,707	1.46	1.45	(0.95)	122
R4	48.52	(0.32)	4.06	3.74	—	(3.88)	(3.88)	48.38	8.28	79,229	1.15	1.15	(0.65)	122
R5	50.31	(0.18)	4.23	4.05	—	(3.88)	(3.88)	50.48	8.60	19,708	0.86	0.86	(0.35)	122
R6	50.91	(0.14)	4.29	4.15	—	(3.88)	(3.88)	51.18	8.71	12,061	0.75	0.75	(0.26)	122
Y	50.92	(0.15)	4.29	4.14	—	(3.88)	(3.88)	51.18	8.68	127,721	0.78	0.78	(0.28)	122
F	48.05	(0.12)	4.02	3.90	—	(3.88)	(3.88)	48.07	8.71	401,565	0.75	0.75	(0.25)	122
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 34.67	$ (0.03)	$ 1.12	$ 1.09	$ —	$ (0.36)	$ (0.36)	$ 35.40	3.13% (4)	$ 705,285	1.27% (5)	1.27% (5)	(0.16)% (5)	18%
C	24.39	(0.11)	0.78	0.67	—	(0.36)	(0.36)	24.70	2.73 (4)	68,634	2.06 (5)	2.06 (5)	(0.94) (5)	18
I	37.68	0.02	1.21	1.23	—	(0.36)	(0.36)	38.55	3.26 (4)	295,540	1.01 (5)	1.01 (5)	0.11 (5)	18
R3	35.46	(0.09)	1.15	1.06	—	(0.36)	(0.36)	36.16	2.98 (4)	24,304	1.61 (5)	1.61 (5)	(0.50) (5)	18
R4	38.59	(0.04)	1.25	1.21	—	(0.36)	(0.36)	39.44	3.13 (4)	14,953	1.32 (5)	1.32 (5)	(0.20) (5)	18
R5	41.63	0.02	1.34	1.36	—	(0.36)	(0.36)	42.63	3.26 (4)	9,334	1.02 (5)	1.02 (5)	0.10 (5)	18
R6	42.53	0.04	1.38	1.42	—	(0.36)	(0.36)	43.59	3.33 (4)	56,731	0.90 (5)	0.90 (5)	0.21 (5)	18
Y	42.40	0.02	1.37	1.39	—	(0.36)	(0.36)	43.43	3.27 (4)	49,217	1.01 (5)	1.01 (5)	0.10 (5)	18
F	37.93	0.04	1.23	1.27	—	(0.36)	(0.36)	38.84	3.34 (4)	31,713	0.90 (5)	0.90 (5)	0.21 (5)	18
For the Year Ended October 31, 2022
A	$ 44.57	$ (0.10)	$ (5.43)	$ (5.53)	$ —	$ (4.37)	$ (4.37)	$ 34.67	(13.39)%	$ 710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00) (7)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (7)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
The accompanying notes are an integral part of these financial statements.
69

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2021
A	$ 40.91	$ (0.15)	$ 8.98	$ 8.83	$ —	$ (5.17)	$ (5.17)	$ 44.57	22.88%	$ 883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00) (7)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00) (8)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00) (7)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00) (8)	51
For the Year Ended October 31, 2020
A	$ 35.63	$ (0.13)	$ 7.77	$ 7.64	$ —	$ (2.36)	$ (2.36)	$ 40.91	22.17%	$ 746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
For the Year Ended October 31, 2019
A	$ 34.38	$ (0.10)	$ 3.83	$ 3.73	$ —	$ (2.48)	$ (2.48)	$ 35.63	12.02%	$ 666,181	1.30%	1.30%	(0.30)%	35%
C	27.98	(0.28)	3.02	2.74	—	(2.48)	(2.48)	28.24	11.17	138,539	2.05	2.05	(1.06)	35
I	36.11	0.00 (7)	4.05	4.05	—	(2.48)	(2.48)	37.68	12.36	297,000	1.01	1.01	(0.01)	35
R3	35.32	(0.21)	3.93	3.72	—	(2.48)	(2.48)	36.56	11.66	33,948	1.62	1.62	(0.62)	35
R4	37.12	(0.12)	4.17	4.05	—	(2.48)	(2.48)	38.69	12.00	26,699	1.32	1.32	(0.32)	35
R5	38.82	(0.01)	4.38	4.37	—	(2.48)	(2.48)	40.71	12.32	6,170	1.02	1.02	(0.04)	35
R6 (9)	39.22	0.02	2.04	2.06	—	—	—	41.28	5.25 (4)	1,341	0.91 (5)	0.91 (5)	0.06 (5)	35
Y	39.29	0.01	4.45	4.46	—	(2.48)	(2.48)	41.27	12.40	72,515	0.97	0.96	0.03	35
F	36.17	0.02	4.08	4.10	—	(2.48)	(2.48)	37.79	12.48	29,108	0.91	0.91	0.06	35
For the Year Ended October 31, 2018
A	$ 34.86	$ (0.14)	$ 1.45	$ 1.31	$ —	$ (1.79)	$ (1.79)	$ 34.38	3.86%	$ 682,175	1.28%	1.28%	(0.40)%	27%
C	28.90	(0.33)	1.20	0.87	—	(1.79)	(1.79)	27.98	3.10	160,084	2.03	2.02	(1.13)	27
I	36.43	(0.04)	1.51	1.47	—	(1.79)	(1.79)	36.11	4.15	379,392	1.00	1.00	(0.11)	27
R3	35.87	(0.26)	1.50	1.24	—	(1.79)	(1.79)	35.32	3.55	38,412	1.61	1.61	(0.72)	27
R4	37.50	(0.16)	1.57	1.41	—	(1.79)	(1.79)	37.12	3.86	32,373	1.30	1.30	(0.42)	27
R5	39.03	(0.05)	1.63	1.58	—	(1.79)	(1.79)	38.82	4.15	7,757	1.02	1.02	(0.13)	27
Y	39.45	(0.01)	1.64	1.63	—	(1.79)	(1.79)	39.29	4.24	52,896	0.92	0.92	(0.03)	27
F	36.45	—	1.51	1.51	—	(1.79)	(1.79)	36.17	4.26	76,003	0.90	0.90	(0.01)	27
The accompanying notes are an integral part of these financial statements.
70

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 24.51	$ (0.04)	$ 1.41	$ 1.37	$ —	$ (2.25)	$ (2.25)	$ 23.63	5.73% (4)	$ 2,234,701	1.12% (5)	1.11% (5)	(0.34)% (5)	10%
C	13.88	(0.07)	0.78	0.71	—	(2.25)	(2.25)	12.34	5.31 (4)	178,586	1.89 (5)	1.89 (5)	(1.12) (5)	10
I	25.85	(0.01)	1.49	1.48	—	(2.25)	(2.25)	25.08	5.86 (4)	1,357,256	0.85 (5)	0.85 (5)	(0.07) (5)	10
R3	28.24	(0.10)	1.63	1.53	—	(2.25)	(2.25)	27.52	5.53 (4)	60,899	1.47 (5)	1.46 (5)	(0.69) (5)	10
R4	30.20	(0.05)	1.73	1.68	—	(2.25)	(2.25)	29.63	5.67 (4)	69,641	1.17 (5)	1.14 (5)	(0.37) (5)	10
R5	31.72	(0.01)	1.83	1.82	—	(2.25)	(2.25)	31.29	5.85 (4)	67,829	0.86 (5)	0.86 (5)	(0.09) (5)	10
R6	32.27	(0.00) (7)	1.87	1.87	—	(2.25)	(2.25)	31.89	5.91 (4)	591,171	0.75 (5)	0.75 (5)	0.02 (5)	10
Y	32.19	(0.01)	1.86	1.85	—	(2.25)	(2.25)	31.79	5.86 (4)	387,725	0.86 (5)	0.83 (5)	(0.05) (5)	10
F	26.02	(0.00) (7)	1.51	1.51	—	(2.25)	(2.25)	25.28	5.95 (4)	1,907,031	0.75 (5)	0.75 (5)	0.02 (5)	10
For the Year Ended October 31, 2022
A	$ 37.01	$ (0.10)	$ (8.08)	$ (8.18)	$ (0.16)	$ (4.16)	$ (4.32)	$ 24.51	(24.83)%	$ 2,303,790	1.09%	1.09%	(0.35)%	44%
C	22.89	(0.19)	(4.62)	(4.81)	(0.04)	(4.16)	(4.20)	13.88	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00) (7)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00) (8)	44
For the Year Ended October 31, 2021
A	$ 30.63	$ 0.10	$ 10.24	$ 10.34	$ —	$ (3.96)	$ (3.96)	$ 37.01	35.51%	$ 3,446,674	1.08%	1.08%	0.28%	28%
C	20.34	(0.12)	6.63	6.51	—	(3.96)	(3.96)	22.89	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$ 30.34	$ (0.08)	$ 2.00	$ 1.92	$ —	$ (1.63)	$ (1.63)	$ 30.63	6.48%	$ 2,724,316	1.11%	1.11%	(0.27)%	45%
C	20.83	(0.20)	1.34	1.14	—	(1.63)	(1.63)	20.34	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (7)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (8)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
The accompanying notes are an integral part of these financial statements.
71

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2019
A	$ 30.03	$ (0.09)	$ 3.80	$ 3.71	$ —	$ (3.40)	$ (3.40)	$ 30.34	14.93%	$ 2,820,971	1.11%	1.10%	(0.32)%	31%
C	21.90	(0.22)	2.55	2.33	—	(3.40)	(3.40)	20.83	14.10	498,057	1.86	1.86	(1.08)	31
I	30.91	(0.02)	3.94	3.92	—	(3.40)	(3.40)	31.43	15.25	4,168,592	0.85	0.85	(0.06)	31
R3	33.31	(0.22)	4.29	4.07	—	(3.40)	(3.40)	33.98	14.54	96,409	1.45	1.45	(0.67)	31
R4	34.59	(0.12)	4.50	4.38	—	(3.40)	(3.40)	35.57	14.89	266,390	1.16	1.14	(0.36)	31
R5	35.55	(0.02)	4.64	4.62	—	(3.40)	(3.40)	36.77	15.23	497,712	0.84	0.84	(0.07)	31
R6	35.90	0.02	4.70	4.72	—	(3.40)	(3.40)	37.22	15.37	1,731,890	0.74	0.74	0.04	31
Y	35.87	0.00 (7)	4.70	4.70	—	(3.40)	(3.40)	37.17	15.32	1,571,851	0.82	0.78	0.01	31
F	30.96	0.01	3.95	3.96	—	(3.40)	(3.40)	31.52	15.36	2,259,594	0.74	0.74	0.04	31
For the Year Ended October 31, 2018
A	$ 30.36	$ (0.12)	$ 1.20	$ 1.08	$ —	$ (1.41)	$ (1.41)	$ 30.03	3.63%	$ 2,592,610	1.11%	1.10%	(0.39)%	37%
C	22.67	(0.27)	0.91	0.64	—	(1.41)	(1.41)	21.90	2.84	580,708	1.85	1.85	(1.14)	37
I	31.12	(0.03)	1.23	1.20	—	(1.41)	(1.41)	30.91	3.91	3,666,464	0.82	0.82	(0.11)	37
R3	33.64	(0.26)	1.34	1.08	—	(1.41)	(1.41)	33.31	3.23	102,632	1.46	1.46	(0.75)	37
R4	34.78	(0.16)	1.38	1.22	—	(1.41)	(1.41)	34.59	3.57	289,049	1.16	1.15	(0.43)	37
R5	35.59	(0.05)	1.42	1.37	—	(1.41)	(1.41)	35.55	3.89	468,146	0.85	0.85	(0.13)	37
R6	35.90	(0.01)	1.42	1.41	—	(1.41)	(1.41)	35.90	3.97	1,014,518	0.75	0.75	(0.04)	37
Y	35.88	(0.02)	1.42	1.40	—	(1.41)	(1.41)	35.87	3.95	1,934,520	0.78	0.78	(0.06)	37
F	31.15	(0.01)	1.23	1.22	—	(1.41)	(1.41)	30.96	3.97	1,648,425	0.75	0.75	(0.03)	37
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 16.14	$ 0.04	$ 0.75	$ 0.79	$ (0.05)	$ (1.58)	$ (1.63)	$ 15.30	5.06% (4)	$ 394,027	1.15% (5)	1.15% (5)	0.49% (5)	48%
C	12.36	(0.02)	0.57	0.55	—	(1.58)	(1.58)	11.33	4.60 (4)	6,590	1.95 (5)	1.95 (5)	(0.29) (5)	48
I	16.36	0.06	0.76	0.82	(0.09)	(1.58)	(1.67)	15.51	5.23 (4)	40,799	0.85 (5)	0.85 (5)	0.79 (5)	48
R3	17.10	0.01	0.80	0.81	—	(1.58)	(1.58)	16.33	4.87 (4)	6,077	1.47 (5)	1.47 (5)	0.18 (5)	48
R4	17.59	0.04	0.82	0.86	(0.04)	(1.58)	(1.62)	16.83	5.02 (4)	4,930	1.18 (5)	1.18 (5)	0.47 (5)	48
R5	17.91	0.07	0.84	0.91	(0.09)	(1.58)	(1.67)	17.15	5.24 (4)	2,060	0.88 (5)	0.88 (5)	0.77 (5)	48
R6	16.37	0.07	0.76	0.83	(0.11)	(1.58)	(1.69)	15.51	5.25 (4)	11	0.76 (5)	0.76 (5)	0.88 (5)	48
Y	17.96	0.07	0.83	0.90	(0.08)	(1.58)	(1.66)	17.20	5.19 (4)	7,044	0.87 (5)	0.87 (5)	0.79 (5)	48
F	16.37	0.07	0.76	0.83	(0.11)	(1.58)	(1.69)	15.51	5.25 (4)	481,149	0.76 (5)	0.76 (5)	0.88 (5)	48
For the Year Ended October 31, 2022
A	$ 18.14	$ 0.05	$ (0.75)	$ (0.70)	$ (0.01)	$ (1.29)	$ (1.30)	$ 16.14	(4.34)%	$ 368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (10)	15.38	0.03	0.96 (11)	0.99	—	—	—	16.37	6.47 (4)	11	0.77 (5)	0.77 (5)	0.50 (5)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
The accompanying notes are an integral part of these financial statements.
72

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2021
A	$ 12.21	$ (0.00) (7)	$ 5.97	$ 5.97	$ (0.04)	$ —	$ (0.04)	$ 18.14	48.99%	$ 363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00) (7)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$ 14.43	$ 0.07	$ (1.86)	$ (1.79)	$ (0.09)	$ (0.34)	$ (0.43)	$ 12.21	(12.86)%	$ 245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00) (7)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
For the Year Ended October 31, 2019
A	$ 14.54	$ 0.08	$ 1.44	$ 1.52	$ (0.04)	$ (1.59)	$ (1.63)	$ 14.43	12.74%	$ 309,996	1.23%	1.23%	0.61%	55%
C	11.97	(0.02)	1.15	1.13	—	(1.59)	(1.59)	11.51	11.99	15,910	1.99	1.99	(0.14)	55
I	14.68	0.13	1.46	1.59	(0.08)	(1.59)	(1.67)	14.60	13.20	31,173	0.89	0.89	0.95	55
R3	15.23	0.05	1.53	1.58	—	(1.59)	(1.59)	15.22	12.42	8,034	1.52	1.52	0.33	55
R4	15.55	0.09	1.57	1.66	(0.04)	(1.59)	(1.63)	15.58	12.77	11,865	1.21	1.21	0.64	55
R5	15.76	0.16	1.57	1.73	(0.08)	(1.59)	(1.67)	15.82	13.14	1,592	0.92	0.92	1.06	55
Y	15.80	0.15	1.60	1.75	(0.09)	(1.59)	(1.68)	15.87	13.23	12,624	0.89	0.85	0.98	55
F	14.69	0.14	1.46	1.60	(0.10)	(1.59)	(1.69)	14.60	13.27	314,566	0.80	0.80	1.03	55
For the Year Ended October 31, 2018
A	$ 15.62	$ 0.03	$ (0.72)	$ (0.69)	$ —	$ (0.39)	$ (0.39)	$ 14.54	(4.56)%	$ 284,646	1.22%	1.22%	0.18%	49%
C	13.03	(0.07)	(0.60)	(0.67)	—	(0.39)	(0.39)	11.97	(5.26)	17,909	1.98	1.97	(0.57)	49
I	15.72	0.08	(0.73)	(0.65)	—	(0.39)	(0.39)	14.68	(4.27)	34,656	0.90	0.90	0.50	49
R3	16.39	(0.02)	(0.75)	(0.77)	—	(0.39)	(0.39)	15.23	(4.84)	9,555	1.52	1.52	(0.13)	49
R4	16.68	0.03	(0.77)	(0.74)	—	(0.39)	(0.39)	15.55	(4.52)	11,639	1.22	1.22	0.18	49
R5	16.88	0.08	(0.78)	(0.70)	(0.03)	(0.39)	(0.42)	15.76	(4.32)	8,087	0.91	0.91	0.48	49
Y	16.93	0.09	(0.79)	(0.70)	(0.04)	(0.39)	(0.43)	15.80	(4.23)	11,371	0.86	0.86	0.52	49
F	15.76	0.10	(0.73)	(0.63)	(0.05)	(0.39)	(0.44)	14.69	(4.18)	252,917	0.80	0.80	0.61	49
Hartford Quality Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 23.65	$ 0.22	$ 0.28	$ 0.50	$ (0.31)	$ (1.12)	$ (1.43)	$ 22.72	2.00% (4)	$ 168,864	0.95% (5)	0.94% (5)	1.92% (5)	16%
C	19.79	0.11	0.23	0.34	(0.13)	(1.12)	(1.25)	18.88	1.60 (4)	3,811	1.74 (5)	1.71 (5)	1.14 (5)	16
I	23.32	0.25	0.27	0.52	(0.38)	(1.12)	(1.50)	22.34	2.12 (4)	31,812	0.64 (5)	0.64 (5)	2.21 (5)	16
R3	24.07	0.19	0.28	0.47	(0.26)	(1.12)	(1.38)	23.16	1.83 (4)	903	1.26 (5)	1.18 (5)	1.67 (5)	16
R4	24.36	0.23	0.30	0.53	(0.33)	(1.12)	(1.45)	23.44	2.06 (4)	4,507	0.95 (5)	0.88 (5)	1.98 (5)	16
R5	24.64	0.27	0.28	0.55	(0.38)	(1.12)	(1.50)	23.69	2.16 (4)	346	0.67 (5)	0.63 (5)	2.24 (5)	16
R6	24.72	0.29	0.28	0.57	(0.42)	(1.12)	(1.54)	23.75	2.23 (4)	12,766	0.55 (5)	0.46 (5)	2.40 (5)	16
Y	24.67	0.27	0.29	0.56	(0.40)	(1.12)	(1.52)	23.71	2.17 (4)	7,196	0.65 (5)	0.57 (5)	2.29 (5)	16
F	23.22	0.27	0.27	0.54	(0.42)	(1.12)	(1.54)	22.22	2.25 (4)	11,824	0.55 (5)	0.46 (5)	2.41 (5)	16
The accompanying notes are an integral part of these financial statements.
73

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Quality Value Fund – (continued)
For the Year Ended October 31, 2022
A	$ 26.27	$ 0.39	$ (1.41)	$ (1.02)	$ (0.35)	$ (1.25)	$ (1.60)	$ 23.65	(4.19)%	$ 173,358	0.95%	0.94%	1.59%	24%
C	22.22	0.17	(1.20)	(1.03)	(0.15)	(1.25)	(1.40)	19.79	(4.95)	3,439	1.78	1.71	0.82	24
I	25.93	0.46	(1.40)	(0.94)	(0.42)	(1.25)	(1.67)	23.32	(3.92)	30,598	0.65	0.65	1.91	24
R3	26.71	0.34	(1.44)	(1.10)	(0.29)	(1.25)	(1.54)	24.07	(4.41)	939	1.27	1.18	1.35	24
R4	27.02	0.42	(1.46)	(1.04)	(0.37)	(1.25)	(1.62)	24.36	(4.15)	5,111	0.95	0.88	1.67	24
R5	27.30	0.50	(1.48)	(0.98)	(0.43)	(1.25)	(1.68)	24.64	(3.88)	337	0.67	0.63	1.99	24
R6	27.38	0.53	(1.47)	(0.94)	(0.47)	(1.25)	(1.72)	24.72	(3.71)	11,834	0.55	0.46	2.13	24
Y	27.34	0.50	(1.47)	(0.97)	(0.45)	(1.25)	(1.70)	24.67	(3.85)	6,763	0.66	0.57	2.03	24
F	25.84	0.49	(1.39)	(0.90)	(0.47)	(1.25)	(1.72)	23.22	(3.78)	12,495	0.55	0.46	2.07	24
For the Year Ended October 31, 2021
A	$ 18.61	$ 0.34	$ 7.76	$ 8.10	$ (0.44)	$ —	$ (0.44)	$ 26.27	44.08%	$ 188,344	0.97%	0.94%	1.44%	21%
C	15.78	0.14	6.57	6.71	(0.27)	—	(0.27)	22.22	42.97	3,397	1.80	1.71	0.71	21
I	18.37	0.41	7.65	8.06	(0.50)	—	(0.50)	25.93	44.56	20,153	0.65	0.63	1.73	21
R3	18.92	0.29	7.89	8.18	(0.39)	—	(0.39)	26.71	43.73	1,098	1.27	1.17	1.22	21
R4	19.13	0.37	7.97	8.34	(0.45)	—	(0.45)	27.02	44.20	4,775	0.97	0.88	1.50	21
R5	19.32	0.43	8.06	8.49	(0.51)	—	(0.51)	27.30	44.59	320	0.67	0.62	1.76	21
R6	19.38	0.48	8.06	8.54	(0.54)	—	(0.54)	27.38	44.79	257	0.56	0.46	1.95	21
Y	19.35	0.44	8.07	8.51	(0.52)	—	(0.52)	27.34	44.65	1,753	0.66	0.57	1.74	21
F	18.31	0.45	7.62	8.07	(0.54)	—	(0.54)	25.84	44.84	12,182	0.56	0.46	1.92	21
For the Year Ended October 31, 2020
A	$ 21.11	$ 0.42	$ (1.85)	$ (1.43)	$ (0.48)	$ (0.59)	$ (1.07)	$ 18.61	(7.34)%	$ 140,154	1.03%	0.91%	2.19%	26%
C	18.05	0.23	(1.59)	(1.36)	(0.32)	(0.59)	(0.91)	15.78	(8.09)	3,673	1.82	1.71	1.38	26
I	20.85	0.48	(1.82)	(1.34)	(0.55)	(0.59)	(1.14)	18.37	(7.02)	10,927	0.67	0.56	2.53	26
R3	21.45	0.38	(1.89)	(1.51)	(0.43)	(0.59)	(1.02)	18.92	(7.56)	855	1.29	1.16	1.91	26
R4	21.68	0.44	(1.91)	(1.47)	(0.49)	(0.59)	(1.08)	19.13	(7.34)	3,887	0.98	0.87	2.21	26
R5	21.87	0.50	(1.92)	(1.42)	(0.54)	(0.59)	(1.13)	19.32	(7.05)	220	0.69	0.58	2.53	26
R6	21.93	0.50	(1.89)	(1.39)	(0.57)	(0.59)	(1.16)	19.38	(6.92)	485	0.58	0.46	2.53	26
Y	21.91	0.51	(1.93)	(1.42)	(0.55)	(0.59)	(1.14)	19.35	(7.05)	382	0.68	0.57	2.53	26
F	20.83	0.50	(1.82)	(1.32)	(0.61)	(0.59)	(1.20)	18.31	(6.94)	8,975	0.58	0.46	2.64	26
For the Year Ended October 31, 2019
A	$ 20.00	$ 0.38	$ 1.99	$ 2.37	$ (0.28)	$ (0.98)	$ (1.26)	$ 21.11	13.10%	$ 169,771	1.00%	0.90%	1.95%	23%
C	17.12	0.20	1.71	1.91	—	(0.98)	(0.98)	18.05	12.23	6,834	1.76	1.67	1.21	23
I	19.78	0.45	1.94	2.39	(0.34)	(0.98)	(1.32)	20.85	13.49	12,796	0.65	0.56	2.30	23
R3	20.29	0.34	2.01	2.35	(0.21)	(0.98)	(1.19)	21.45	12.78	1,240	1.27	1.16	1.69	23
R4	20.49	0.40	2.04	2.44	(0.27)	(0.98)	(1.25)	21.68	13.17	6,014	0.95	0.86	1.99	23
R5	20.67	0.47	2.04	2.51	(0.33)	(0.98)	(1.31)	21.87	13.46	230	0.67	0.58	2.33	23
R6	20.74	0.47	2.06	2.53	(0.36)	(0.98)	(1.34)	21.93	13.57	34	0.56	0.46	2.26	23
Y	20.72	0.47	2.05	2.52	(0.35)	(0.98)	(1.33)	21.91	13.50	622	0.64	0.55	2.29	23
F	19.77	0.48	1.92	2.40	(0.36)	(0.98)	(1.34)	20.83	13.58	11,040	0.55	0.46	2.52	23
The accompanying notes are an integral part of these financial statements.
74

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Quality Value Fund – (continued)
For the Year Ended October 31, 2018
A	$ 20.49	$ 0.31	$ 0.16	$ 0.47	$ (0.20)	$ (0.76)	$ (0.96)	$ 20.00	2.25%	$ 164,325	1.06%	1.04%	1.52%	85%
C	17.67	0.14	0.15	0.29	(0.08)	(0.76)	(0.84)	17.12	1.53	9,082	1.81	1.79	0.80	85
I	20.25	0.38	0.16	0.54	(0.25)	(0.76)	(1.01)	19.78	2.60	12,974	0.71	0.69	1.87	85
R3	20.70	0.26	0.17	0.43	(0.08)	(0.76)	(0.84)	20.29	2.03	1,075	1.34	1.30	1.26	85
R4	20.95	0.33	0.16	0.49	(0.19)	(0.76)	(0.95)	20.49	2.29	6,014	1.04	1.01	1.55	85
R5	21.13	0.38	0.17	0.55	(0.25)	(0.76)	(1.01)	20.67	2.57	504	0.74	0.72	1.76	85
R6 (12)	20.99	0.28	(0.53) (11)	(0.25)	—	—	—	20.74	(1.19) (4)	10	0.61 (5)	0.59 (5)	1.95 (5)	85
Y	21.19	0.40	0.17	0.57	(0.28)	(0.76)	(1.04)	20.72	2.65	601	0.68	0.66	1.90	85
F	20.26	0.39	0.17	0.56	(0.29)	(0.76)	(1.05)	19.77	2.71	88,336	0.62	0.60	1.94	85
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 37.07	$ (0.10)	$ 0.01	$ (0.09)	$ —	$ —	$ —	$ 36.98	(0.24)% (4)	$ 155,750	1.31% (5)	1.30% (5)	(0.53)% (5)	23%
C	20.14	(0.13)	—	(0.13)	—	—	—	20.01	(0.65) (4)	1,438	2.09 (5)	2.09 (5)	(1.29) (5)	23
I	40.17	(0.03)	0.01	(0.02)	—	—	—	40.15	(0.05) (4)	56,659	0.94 (5)	0.94 (5)	(0.16) (5)	23
R3	35.99	(0.14)	0.01	(0.13)	—	—	—	35.86	(0.36) (4)	5,812	1.56 (5)	1.55 (5)	(0.78) (5)	23
R4	39.30	(0.09)	—	(0.09)	—	—	—	39.21	(0.23) (4)	11,154	1.26 (5)	1.26 (5)	(0.48) (5)	23
R5	42.94	(0.04)	0.01	(0.03)	—	—	—	42.91	(0.07) (4)	16,960	0.95 (5)	0.95 (5)	(0.17) (5)	23
R6	43.99	(0.01)	0.01	—	—	—	—	43.99	(0.00) (4)	42,393	0.85 (5)	0.85 (5)	(0.06) (5)	23
Y	43.94	(0.03)	0.01	(0.02)	—	—	—	43.92	(0.05) (4)	111,958	0.95 (5)	0.91 (5)	(0.14) (5)	23
F	40.50	(0.02)	0.01	(0.01)	—	—	—	40.49	(0.02) (4)	27,118	0.84 (5)	0.84 (5)	(0.08) (5)	23
For the Year Ended October 31, 2022
A	$ 64.88	$ (0.30)	$ (15.38)	$ (15.68)	$ —	$ (12.13)	$ (12.13)	$ 37.07	(28.75)%	$ 163,293	1.25%	1.24%	(0.72)%	42%
C	41.34	(0.36)	(8.71)	(9.07)	—	(12.13)	(12.13)	20.14	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$ 51.35	$ (0.42)	$ 18.27	$ 17.85	$ —	$ (4.32)	$ (4.32)	$ 64.88	35.73%	$ 256,061	1.18%	1.18%	(0.67)%	48%
C	34.22	(0.55)	11.99	11.44	—	(4.32)	(4.32)	41.34	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
The accompanying notes are an integral part of these financial statements.
75

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$ 45.71	$ (0.28)	$ 6.67	$ 6.39	$ —	$ (0.75)	$ (0.75)	$ 51.35	14.06%	$ 198,430	1.26%	1.25%	(0.60)%	58%
C	30.90	(0.39)	4.46	4.07	—	(0.75)	(0.75)	34.22	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
For the Year Ended October 31, 2019
A	$ 55.20	$ (0.21)	$ 2.62	$ 2.41	$ —	$ (11.90)	$ (11.90)	$ 45.71	8.99%	$ 195,314	1.24%	1.24%	(0.46)%	48%
C	41.81	(0.34)	1.33	0.99	—	(11.90)	(11.90)	30.90	8.27	15,722	1.89	1.89	(1.11)	48
I	57.17	(0.02)	2.80	2.78	—	(11.90)	(11.90)	48.05	9.41	191,482	0.83	0.83	(0.05)	48
R3	54.70	(0.31)	2.56	2.25	—	(11.90)	(11.90)	45.05	8.72	10,036	1.47	1.47	(0.69)	48
R4	56.99	(0.18)	2.78	2.60	—	(11.90)	(11.90)	47.69	9.05	42,296	1.17	1.17	(0.39)	48
R5	59.48	(0.03)	3.02	2.99	—	(11.90)	(11.90)	50.57	9.40	82,624	0.85	0.85	(0.07)	48
R6	60.16	(0.00) (7)	3.10	3.10	—	(11.90)	(11.90)	51.36	9.49	66,260	0.76	0.76	0.01	48
Y	60.20	(0.01)	3.10	3.09	—	(11.90)	(11.90)	51.39	9.44	365,867	0.82	0.80	(0.01)	48
F	57.30	0.01	2.82	2.83	—	(11.90)	(11.90)	48.23	9.49	46,533	0.76	0.76	0.02	48
For the Year Ended October 31, 2018
A	$ 57.24	$ (0.33)	$ 1.03	$ 0.70	$ —	$ (2.74)	$ (2.74)	$ 55.20	1.20%	$ 203,297	1.21%	1.20%	(0.56)%	66%
C	44.29	(0.55)	0.81	0.26	—	(2.74)	(2.74)	41.81	0.53	23,212	1.88	1.88	(1.22)	66
I	58.97	(0.10)	1.04	0.94	—	(2.74)	(2.74)	57.17	1.59	243,340	0.82	0.82	(0.16)	66
R3	56.89	(0.48)	1.03	0.55	—	(2.74)	(2.74)	54.70	0.94	13,210	1.47	1.47	(0.82)	66
R4	58.98	(0.31)	1.06	0.75	—	(2.74)	(2.74)	56.99	1.26	69,097	1.15	1.15	(0.50)	66
R5	61.26	(0.12)	1.08	0.96	—	(2.74)	(2.74)	59.48	1.56	94,887	0.85	0.85	(0.20)	66
R6	61.87	(0.09)	1.12	1.03	—	(2.74)	(2.74)	60.16	1.66	44,278	0.75	0.75	(0.14)	66
Y	61.93	(0.09)	1.10	1.01	—	(2.74)	(2.74)	60.20	1.63	358,049	0.79	0.79	(0.14)	66
F	59.06	(0.06)	1.04	0.98	—	(2.74)	(2.74)	57.30	1.66	47,999	0.75	0.75	(0.10)	66
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 11.40	$ 0.07	$ (0.24)	$ (0.17)	$ (0.16)	$ (0.85)	$ (1.01)	$ 10.22	(1.76)% (4)	$ 48,842	1.30% (5)	1.30% (5)	1.37% (5)	20%
C	9.69	0.03	(0.21)	(0.18)	(0.08)	(0.85)	(0.93)	8.58	(2.20) (4)	1,628	2.11 (5)	2.05 (5)	0.61 (5)	20
I	11.44	0.09	(0.25)	(0.16)	(0.19)	(0.85)	(1.04)	10.24	(1.64) (4)	20,221	1.00 (5)	1.00 (5)	1.66 (5)	20
R3	11.90	0.07	(0.26)	(0.19)	(0.14)	(0.85)	(0.99)	10.72	(1.88) (4)	689	1.58 (5)	1.50 (5)	1.21 (5)	20
R4	12.10	0.06	(0.24)	(0.18)	(0.17)	(0.85)	(1.02)	10.90	(1.73) (4)	124	1.21 (5)	1.20 (5)	1.05 (5)	20
R5	12.08	0.10	(0.27)	(0.17)	(0.20)	(0.85)	(1.05)	10.86	(1.63) (4)	1,813	0.97 (5)	0.90 (5)	1.75 (5)	20
R6	12.07	0.11	(0.26)	(0.15)	(0.21)	(0.85)	(1.06)	10.86	(1.45) (4)	7,699	0.87 (5)	0.80 (5)	1.87 (5)	20
Y	12.05	0.10	(0.25)	(0.15)	(0.21)	(0.85)	(1.06)	10.84	(1.50) (4)	2,885	0.97 (5)	0.85 (5)	1.81 (5)	20
F	11.43	0.10	(0.24)	(0.14)	(0.21)	(0.85)	(1.06)	10.23	(1.44) (4)	30,325	0.86 (5)	0.80 (5)	1.90 (5)	20
The accompanying notes are an integral part of these financial statements.
76

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$ 13.36	$ 0.13	$ (1.22)	$ (1.09)	$ (0.09)	$ (0.78)	$ (0.87)	$ 11.40	(8.86)%	$ 51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$ 8.29	$ 0.10	$ 5.06	$ 5.16	$ (0.09)	$ —	$ (0.09)	$ 13.36	62.61%	$ 59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00) (7)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$ 10.35	$ 0.09	$ (1.49)	$ (1.40)	$ (0.08)	$ (0.58)	$ (0.66)	$ 8.29	(14.57)%	$ 32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00) (7)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
For the Year Ended October 31, 2019
A	$ 13.65	$ 0.10	$ (0.04)	$ 0.06	$ (0.03)	$ (3.33)	$ (3.36)	$ 10.35	3.46%	$ 47,037	1.37%	1.27%	0.98%	140%
C	12.35	0.02	(0.08)	(0.06)	—	(3.33)	(3.33)	8.96	2.60	3,719	2.14	2.04	0.26	140
I	13.68	0.14	(0.05)	0.09	(0.07)	(3.33)	(3.40)	10.37	3.77	4,354	1.00	0.90	1.34	140
R3	14.02	0.09	(0.03)	0.06	(0.02)	(3.33)	(3.35)	10.73	3.31	609	1.62	1.42	0.82	140
R4	14.16	0.11	(0.03)	0.08	(0.02)	(3.33)	(3.35)	10.89	3.52	69	1.31	1.20	1.01	140
R5	14.16	0.16	(0.05)	0.11	(0.07)	(3.33)	(3.40)	10.87	3.82	11	1.01	0.90	1.44	140
R6	14.15	0.15	(0.02)	0.13	(0.08)	(3.33)	(3.41)	10.87	3.99	103	0.89	0.80	1.39	140
Y	14.15	0.16	(0.04)	0.12	(0.08)	(3.33)	(3.41)	10.86	3.94	572	0.97	0.85	1.43	140
F	13.68	0.15	(0.04)	0.11	(0.08)	(3.33)	(3.41)	10.38	3.99	48,425	0.89	0.80	1.43	140
The accompanying notes are an integral part of these financial statements.
77

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2018
A	$ 14.13	$ 0.04	$ 0.10	$ 0.14	$ (0.02)	$ (0.60)	$ (0.62)	$ 13.65	1.00%	$ 52,406	1.35%	1.29%	0.28%	68%
C	12.91	(0.06)	0.10	0.04	—	(0.60)	(0.60)	12.35	0.27	6,444	2.13	2.04	(0.44)	68
I	14.15	0.09	0.10	0.19	(0.06)	(0.60)	(0.66)	13.68	1.33	3,756	1.02	0.95	0.62	68
R3	14.50	0.03	0.09	0.12	—	(0.60)	(0.60)	14.02	0.82	529	1.62	1.43	0.18	68
R4	14.61	0.06	0.10	0.16	(0.01)	(0.60)	(0.61)	14.16	1.07	48	1.32	1.20	0.41	68
R5	14.63	0.10	0.10	0.20	(0.07)	(0.60)	(0.67)	14.16	1.39	36	1.02	0.90	0.71	68
R6 (12)	13.99	0.05	0.11	0.16	—	—	—	14.15	1.14 (4)	10	0.91 (5)	0.84 (5)	0.47 (5)	68
Y	14.66	0.11	0.10	0.21	(0.12)	(0.60)	(0.72)	14.15	1.42	646	0.96	0.85	0.74	68
F	14.16	0.11	0.09	0.20	(0.08)	(0.60)	(0.68)	13.68	1.42	38,087	0.90	0.84	0.80	68
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 16.30	$ (0.02)	$ (0.41)	$ (0.43)	$ —	$ —	$ —	$ 15.87	(2.64)% (4)	$ 296,684	1.31% (5)	1.31% (5)	(0.30)% (5)	32%
C	7.45	(0.04)	(0.19)	(0.23)	—	—	—	7.22	(3.09) (4)	3,469	2.14 (5)	2.14 (5)	(1.11) (5)	32
I	18.06	(0.00) (7)	(0.45)	(0.45)	—	—	—	17.61	(2.49) (4)	29,564	1.01 (5)	1.01 (5)	(0.00) (5)(8)	32
R3	18.45	(0.05)	(0.46)	(0.51)	—	—	—	17.94	(2.76) (4)	10,366	1.60 (5)	1.60 (5)	(0.60) (5)	32
R4	20.59	(0.03)	(0.51)	(0.54)	—	—	—	20.05	(2.62) (4)	8,562	1.30 (5)	1.30 (5)	(0.30) (5)	32
R5	22.66	(0.00) (7)	(0.56)	(0.56)	—	—	—	22.10	(2.47) (4)	4,130	1.00 (5)	1.00 (5)	(0.00) (5)(8)	32
R6	23.44	0.01	(0.58)	(0.57)	—	—	—	22.87	(2.43) (4)	7,175	0.89 (5)	0.89 (5)	0.12 (5)	32
Y	23.34	0.03	(0.61)	(0.58)	—	—	—	22.76	(2.49) (4)	8,230	0.97 (5)	0.97 (5)	0.22 (5)	32
F	18.27	0.01	(0.45)	(0.44)	—	—	—	17.83	(2.41) (4)	235,095	0.89 (5)	0.89 (5)	0.12 (5)	32
For the Year Ended October 31, 2022
A	$ 30.24	$ (0.13)	$ (7.28)	$ (7.41)	$ —	$ (6.53)	$ (6.53)	$ 16.30	(30.20)%	$ 319,971	1.27%	1.26%	(0.69)%	90%
C	17.65	(0.14)	(3.53)	(3.67)	—	(6.53)	(6.53)	7.45	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$ 25.50	$ (0.30)	$ 7.82	$ 7.52	$ —	$ (2.78)	$ (2.78)	$ 30.24	30.50%	$ 502,923	1.23%	1.22%	(1.02)%	123%
C	15.97	(0.33)	4.79	4.46	—	(2.78)	(2.78)	17.65	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
The accompanying notes are an integral part of these financial statements.
78

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2020
A	$ 20.35	$ (0.14)	$ 6.57	$ 6.43	$ —	$ (1.28)	$ (1.28)	$ 25.50	33.21%	$ 389,496	1.32%	1.31%	(0.66)%	104%
C	13.30	(0.20)	4.15	3.95	—	(1.28)	(1.28)	15.97	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104
For the Year Ended October 31, 2019
A	$ 22.20	$ (0.13)	$ 2.28	$ 2.15	$ —	$ (4.00)	$ (4.00)	$ 20.35	14.08%	$ 311,742	1.33%	1.32%	(0.66)%	91%
C	16.11	(0.19)	1.38	1.19	—	(4.00)	(4.00)	13.30	13.24	9,929	2.14	2.13	(1.46)	91
I	23.28	(0.08)	2.45	2.37	—	(4.00)	(4.00)	21.65	14.48	26,939	1.04	1.03	(0.37)	91
R3	23.95	(0.19)	2.53	2.34	—	(4.00)	(4.00)	22.29	13.84	14,142	1.62	1.55	(0.89)	91
R4	25.28	(0.14)	2.74	2.60	—	(4.00)	(4.00)	23.88	14.20	14,261	1.32	1.25	(0.59)	91
R5	26.53	(0.07)	2.94	2.87	—	(4.00)	(4.00)	25.40	14.56	3,239	1.02	0.95	(0.29)	91
R6	27.02	(0.06)	3.01	2.95	—	(4.00)	(4.00)	25.97	14.60	206	0.90	0.90	(0.23)	91
Y	27.01	(0.06)	3.00	2.94	—	(4.00)	(4.00)	25.95	14.56	32,472	0.94	0.93	(0.26)	91
F	23.35	(0.05)	2.46	2.41	—	(4.00)	(4.00)	21.76	14.63	193,242	0.90	0.90	(0.23)	91
For the Year Ended October 31, 2018
A	$ 20.34	$ (0.20)	$ 2.06	$ 1.86	$ —	$ —	$ —	$ 22.20	9.20%	$ 283,912	1.34%	1.33%	(0.87)%	104%
C	14.87	(0.27)	1.51	1.24	—	—	—	16.11	8.34	11,729	2.12	2.10	(1.64)	104
I	21.27	(0.14)	2.15	2.01	—	—	—	23.28	9.45	28,540	1.07	1.05	(0.60)	104
R3	21.98	(0.27)	2.24	1.97	—	—	—	23.95	8.92	16,386	1.63	1.55	(1.09)	104
R4	23.14	(0.20)	2.34	2.14	—	—	—	25.28	9.25	15,295	1.32	1.25	(0.79)	104
R5	24.21	(0.14)	2.46	2.32	—	—	—	26.53	9.58	2,678	1.03	0.95	(0.51)	104
R6	24.64	(0.12)	2.50	2.38	—	—	—	27.02	9.66	144	0.91	0.90	(0.42)	104
Y	24.64	(0.12)	2.49	2.37	—	—	—	27.01	9.66	35,351	0.92	0.90	(0.44)	104
F	21.30	(0.11)	2.16	2.05	—	—	—	23.35	9.63	115,365	0.91	0.90	(0.45)	104

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021 Annual Report to reflect a non-material change of $0.01 to these amounts.
(7)	Amount is less than $0.01 per share.
(8)	Amount is less than 0.01%.
(9)	Commenced operations on February 28, 2019.
(10)	Commenced operations on June 22, 2022.
(11)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(12)	Commenced operations on February 28, 2018.
The accompanying notes are an integral part of these financial statements.
79

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2023 (Unaudited)

1.	Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-seven and fifteen series, respectively, as of April 30, 2023. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")
Hartford Core Equity Fund (the "Core Equity Fund")
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")
The Hartford Equity Income Fund (the "Equity Income Fund")
The Hartford Healthcare Fund (the "Healthcare Fund")
The Hartford MidCap Fund (the "MidCap Fund")
The Hartford MidCap Value Fund (the "MidCap Value Fund")
Hartford Small Cap Value Fund (the "Small Cap Value Fund")
The Hartford Small Company Fund (the "Small Company Fund")

The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")
Hartford Quality Value Fund (the "Quality Value Fund")
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.
80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order
81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
The Capital Appreciation Fund and the Dividend and Growth Fund filed claims to recover taxes withheld on prior year reclaims (EU reclaims) related to French taxes withheld on dividend income from 2009, 2010 and 2011. The Dividend and Growth Fund has recorded a receivable and EU reclaim income in the amount of $614,495 based on a positive decision for the French Tax authorities which is recorded on the Statement of Assets and Liabilities as tax reclaim under receivables and on the Statement of Operations as Foreign withholding tax reclaims. The Capital Appreciation Fund and the Dividend and Growth Fund received EU reclaims with related interest in the amount of $1,888,107 and $1,491,582, respectively, which is recorded on the Statement of Operations as Foreign withholding tax reclaims.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business
82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

During the six-month period ended April 30, 2023, the Capital Appreciation Fund had used futures contracts.
b)	Additional Derivative Instrument Information:
Capital Appreciation Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 6,389,637	$ —	$ 6,389,637
Total	$ —	$ —	$ —	$ 6,389,637	$ —	$ 6,389,637

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 2,217,557	$ —	$ 2,217,557
Total	$ —	$ —	$ —	$ 2,217,557	$ —	$ 2,217,557
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 10,278,705	$ —	$ 10,278,705
Total	$ —	$ —	$ —	$ 10,278,705	$ —	$ 10,278,705
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	436
c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2023:

Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 6,389,637	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,389,637	—
Derivatives not subject to a MNA	(6,389,637)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes
85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Growth Opportunities Fund	$ 595,028,032	$ —
Small Cap Growth Fund	30,958,156	—
Small Company Fund	120,498,544	—
The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2022.
During the year ended October 31, 2022, Growth Opportunities Fund deferred $29,895,044, Healthcare Fund deferred $2,429,134, MidCap Fund deferred $15,748,050, Small Cap Growth Fund deferred $2,394,791 and Small Company Fund deferred $3,130,725 late year ordinary losses.
c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$ 4,771,221,554	$ 1,026,083,839	$ (229,524,758)	$ 796,559,081
Core Equity Fund	6,363,450,285	3,389,752,135	(199,750,061)	3,190,002,074
Dividend and Growth Fund	10,821,657,158	4,663,923,959	(145,096,612)	4,518,827,347
Equity Income Fund	4,279,666,466	1,078,283,900	(97,181,845)	981,102,055
Growth Opportunities Fund	3,757,634,738	633,047,383	(365,857,736)	267,189,647
Healthcare Fund	1,008,489,696	344,334,600	(93,098,111)	251,236,489
MidCap Fund	5,755,211,474	1,756,589,824	(532,272,430)	1,224,317,394
MidCap Value Fund	825,518,460	134,438,278	(29,249,809)	105,188,469
Quality Value Fund	195,368,372	48,759,523	(5,949,027)	42,810,496
Small Cap Growth Fund	366,400,369	90,796,371	(27,382,060)	63,414,311
Small Cap Value Fund	112,580,407	14,678,102	(13,395,661)	1,282,441
Small Company Fund	575,703,878	84,017,137	(51,454,433)	32,562,704
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion
86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Fund	Management Fee Rates
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Quality Value Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)	Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2023, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), until February 29, 2024 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	0.96%	1.71%	0.66%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2023, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.05%	1.86%	0.79%	1.41%	1.10%	0.81%	0.70%	0.81%	0.70%
Core Equity Fund	0.71%	1.46%	0.46%	1.07%	0.74%	0.47%	0.37%	0.46%	0.36%
Dividend and Growth Fund	0.96%	1.73%	0.72%	1.34%	1.04%	0.74%	0.63%	0.69%	0.63%
Equity Income Fund	0.97%	1.74%	0.73%	1.35%	1.06%	0.74%	0.65%	0.74%	0.64%
Growth Opportunities Fund	1.10%	1.89%	0.85%	1.45%	1.14%	0.86%	0.75%	0.84%	0.74%
Healthcare Fund	1.27%	2.05%	1.01%	1.61%	1.31%	1.02%	0.90%	1.01%	0.90%
MidCap Fund	1.11%	1.89%	0.85%	1.46%	1.14%	0.86%	0.75%	0.83%	0.75%
MidCap Value Fund	1.15%	1.95%	0.85%	1.47%	1.17%	0.88%	0.76%	0.87%	0.76%
Quality Value Fund	0.94%	1.71%	0.64%	1.18%	0.88%	0.63%	0.46%	0.57%	0.46%
Small Cap Growth Fund	1.30%	2.09%	0.94%	1.55%	1.26%	0.95%	0.85%	0.91%	0.84%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%
Small Company Fund	1.30%	2.13%	1.01%	1.59%	1.30%	1.00%	0.89%	0.97%	0.88%
e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2023, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$ 533,119	$ 7,167
Core Equity Fund	673,391	22,687
Dividend and Growth Fund	1,518,277	41,131
Equity Income Fund	834,148	13,858
Growth Opportunities Fund	550,156	9,685
Healthcare Fund	153,950	1,699
MidCap Fund	483,330	7,976
MidCap Value Fund	237,256	815
Quality Value Fund	37,961	420
Small Cap Growth Fund	21,085	93
Small Cap Value Fund	17,523	243
Small Company Fund	133,455	3,073
88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2023, a portion of each Company’s Chief Compliance Officer’s ("CCO") compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$ 3,250
Core Equity Fund	5,388
Dividend and Growth Fund	8,768
Equity Income Fund	3,008
Growth Opportunities Fund	2,217
Healthcare Fund	718
MidCap Fund	4,147
MidCap Value Fund	557
Quality Value Fund	141
Small Cap Growth Fund	267
Small Cap Value Fund	74
Small Company Fund	360
g)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C", formerly known as DST Asset Manager Solutions, Inc.) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Effective March 1, 2023, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 29, 2024, unless the Board of Directors approves its earlier termination.
Fund	Class Y
Dividend and Growth Fund	0.09%
Small Cap Growth Fund	0.07%
From November 1, 2022 through February 28, 2023, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Dividend and Growth Fund	N/A	0.06%
MidCap Fund	0.12%	0.06%
Small Cap Growth Fund	N/A	0.07%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.11%	0.16%	0.09%	0.21%	0.16%	0.11%	0.00% *	0.11%	0.00% *
Core Equity Fund	0.09%	0.10%	0.10%	0.22%	0.16%	0.11%	0.00% *	0.09%	0.00% *
Dividend and Growth Fund	0.09%	0.11%	0.09%	0.21%	0.17%	0.12%	0.00% *	0.07%	0.00% *
Equity Income Fund	0.08%	0.10%	0.09%	0.20%	0.16%	0.10%	0.00% *	0.09%	0.00% *
Growth Opportunities Fund	0.12%	0.15%	0.11%	0.21%	0.15%	0.11%	0.00% *	0.10%	0.00% *
Healthcare Fund	0.12%	0.15%	0.11%	0.21%	0.16%	0.11%	0.00% *	0.11%	0.00% *
MidCap Fund	0.12%	0.14%	0.10%	0.22%	0.17%	0.11%	0.00% *	0.08%	0.00% *
MidCap Value Fund	0.14%	0.19%	0.09%	0.21%	0.16%	0.11%	0.00%	0.11%	0.00% *
Quality Value Fund	0.15%	0.19%	0.10%	0.21%	0.16%	0.12%	0.00% *	0.10%	0.00% *
Small Cap Growth Fund	0.22%	0.25%	0.10%	0.22%	0.16%	0.11%	0.00% *	0.07%	0.00% *
Small Cap Value Fund	0.19%	0.25%	0.14%	0.22%	0.09%	0.11%	0.00% *	0.10%	0.00% *
Small Company Fund	0.18%	0.25%	0.12%	0.21%	0.16%	0.12%	0.00% *	0.09%	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
Each Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$ 1,480,914	$ 1,543,056	$ —
Core Equity Fund	—	—	—
Dividend and Growth Fund	100,542,394	104,215,088	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	21,005,205	21,772,500	—
Healthcare Fund	13,556,223	14,374,811	—
MidCap Fund	132,245,172	130,788,349	3,077,093
MidCap Value Fund	—	—	—
Quality Value Fund	—	—	—
Small Cap Growth Fund	2,627,814	2,829,544	—
Small Cap Value Fund	—	—	—
Small Company Fund	11,952,015	12,164,859	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliated Security Transactions:
If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an "affiliate" of the Fund. As of and during the six-month period ended April 30, 2023, the MidCap Fund owned 5% or more of the outstanding voting securities of the issuer identified in the table below.
A summary of affiliated security transactions for the six-month period ended April 30, 2023 follows:

Affiliated Investments	Beginning Value as of November 1, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Return of Capital	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2023	Shares as of April 30, 2023	Dividend Income	Capital Gains Distribution
MidCap Fund
Shift4 Payments, Inc.*	$ 121,387,095	$ 3,103,826	$ 38,413,957	$ (5,293,674)	$ —	$ 58,769,914	$ 139,553,204	2,059,218	$ —	$ —

*	Not an affiliate as of April 30, 2023.
10.	Affiliate Holdings:
As of April 30, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	100%	—	—
Small Cap Value Fund	—	—	—	—	—	1%	—	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
MidCap Value Fund	—	—	—	—	—	—	0% *	—	—
Small Cap Value Fund	—	—	—	—	—	0% *	—	—	—

*	Percentage rounds to zero.
91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

As of April 30, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	5%
Equity Income Fund	3%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	2%
Small Cap Growth Fund	6%
Small Cap Value Fund	19%
Small Company Fund	5%
11.	Investment Transactions:
For the six-month period ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$ 1,839,298,131	$ 2,282,099,487	$ 1,839,298,131	$ 2,282,099,487
Core Equity Fund	631,438,122	1,195,375,498	631,438,122	1,195,375,498
Dividend and Growth Fund	2,053,124,250	2,483,452,091	2,053,124,250	2,483,452,091
Equity Income Fund	920,357,625	657,800,491	920,357,625	657,800,491
Growth Opportunities Fund	2,077,968,501	2,474,664,686	2,077,968,501	2,474,664,686
Healthcare Fund	234,742,790	329,789,713	234,742,790	329,789,713
MidCap Fund	738,540,818	1,942,185,802	738,540,818	1,942,185,802
MidCap Value Fund	451,068,798	447,559,449	451,068,798	447,559,449
Quality Value Fund	38,300,726	44,402,824	38,300,726	44,402,824
Small Cap Growth Fund	106,722,387	176,713,866	106,722,387	176,713,866
Small Cap Value Fund	24,925,985	33,392,324	24,925,985	33,392,324
Small Company Fund	201,084,850	230,725,669	201,084,850	230,725,669
12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2023 and the year ended October 31, 2022:

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,413,521	$ 48,348,349	3,057,113	$ 117,912,718
Shares Issued for Reinvested Dividends	6,927,389	235,627,108	18,530,282	773,952,122
Shares Redeemed	(9,380,717)	(321,704,980)	(15,671,864)	(597,749,344)
Net Increase (Decrease)	(1,039,807)	(37,729,523)	5,915,531	294,115,496
Class C
Shares Sold	116,666	$ 2,501,767	355,100	$ 8,956,718
Shares Issued for Reinvested Dividends	328,212	6,990,907	1,058,069	28,641,921
Shares Redeemed	(833,652)	(17,875,701)	(1,826,007)	(45,470,387)
Net Increase (Decrease)	(388,774)	(8,383,027)	(412,838)	(7,871,748)
Class I
Shares Sold	855,889	$ 29,735,727	1,548,525	$ 60,994,842
Shares Issued for Reinvested Dividends	776,009	26,584,678	2,140,817	90,255,338
Shares Redeemed	(2,519,276)	(87,215,784)	(3,597,389)	(137,417,555)
Net Increase (Decrease)	(887,378)	(30,895,379)	91,953	13,832,625
92

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	26,544	$ 1,052,635	59,892	$ 2,569,258
Shares Issued for Reinvested Dividends	35,821	1,411,715	114,302	5,487,633
Shares Redeemed	(85,274)	(3,384,639)	(231,286)	(10,043,979)
Net Increase (Decrease)	(22,909)	(920,289)	(57,092)	(1,987,088)
Class R4
Shares Sold	30,622	$ 1,287,422	66,901	$ 3,145,575
Shares Issued for Reinvested Dividends	29,790	1,237,975	85,515	4,313,361
Shares Redeemed	(79,544)	(3,332,306)	(143,629)	(6,568,277)
Net Increase (Decrease)	(19,132)	(806,909)	8,787	890,659
Class R5
Shares Sold	18,988	$ 815,993	49,168	$ 2,317,024
Shares Issued for Reinvested Dividends	31,575	1,346,597	80,863	4,194,444
Shares Redeemed	(182,430)	(7,862,551)	(98,330)	(4,824,329)
Net Increase (Decrease)	(131,867)	(5,699,961)	31,701	1,687,139
Class R6
Shares Sold	13,296	$ 577,814	342,359	$ 19,376,487
Shares Issued for Reinvested Dividends	26,316	1,131,066	81,637	4,271,968
Shares Redeemed	(119,174)	(5,245,645)	(109,087)	(5,049,188)
Net Increase (Decrease)	(79,562)	(3,536,765)	314,909	18,599,267
Class Y
Shares Sold	39,243	$ 1,716,419	112,377	$ 5,423,166
Shares Issued for Reinvested Dividends	80,906	3,477,585	274,840	14,360,979
Shares Redeemed	(286,835)	(12,586,977)	(729,211)	(33,928,608)
Net Increase (Decrease)	(166,686)	(7,392,973)	(341,994)	(14,144,463)
Class F
Shares Sold	843,964	$ 28,598,637	2,468,140	$ 90,526,856
Shares Issued for Reinvested Dividends	1,212,451	41,502,624	3,014,822	127,144,725
Shares Redeemed	(2,396,057)	(83,442,254)	(3,637,998)	(136,977,274)
Net Increase (Decrease)	(339,642)	(13,340,993)	1,844,964	80,694,307
Total Net Increase (Decrease)	(3,075,757)	$ (108,705,819)	7,395,921	$ 385,816,194
Core Equity Fund
Class A
Shares Sold	2,316,025	$ 92,817,350	6,383,267	$ 283,671,328
Shares Issued for Reinvested Dividends	1,290,079	51,353,487	1,003,255	49,317,221
Shares Redeemed	(3,652,155)	(146,856,556)	(5,353,972)	(234,304,903)
Net Increase (Decrease)	(46,051)	(2,685,719)	2,032,550	98,683,646
Class C
Shares Sold	365,559	$ 13,142,344	1,253,604	$ 50,867,962
Shares Issued for Reinvested Dividends	363,772	13,111,704	349,431	15,420,372
Shares Redeemed	(1,486,325)	(53,565,051)	(2,781,070)	(109,599,804)
Net Increase (Decrease)	(756,994)	(27,311,003)	(1,178,035)	(43,311,470)
Class I
Shares Sold	8,618,429	$ 346,060,564	25,138,210	$ 1,118,094,707
Shares Issued for Reinvested Dividends	3,143,233	125,251,199	2,850,367	140,716,905
Shares Redeemed	(19,337,301)	(778,414,868)	(35,726,873)	(1,550,849,816)
Net Increase (Decrease)	(7,575,639)	(307,103,105)	(7,738,296)	(292,038,204)
Class R3
Shares Sold	89,151	$ 3,635,554	298,269	$ 13,926,237
Shares Issued for Reinvested Dividends	42,353	1,719,412	37,639	1,871,542
Shares Redeemed	(149,700)	(6,106,791)	(436,719)	(19,025,180)
Net Increase (Decrease)	(18,196)	(751,825)	(100,811)	(3,227,401)
Class R4
Shares Sold	170,346	$ 7,093,177	463,087	$ 21,372,285
Shares Issued for Reinvested Dividends	125,891	5,191,062	132,063	6,705,623
Shares Redeemed	(657,994)	(27,263,212)	(1,508,324)	(69,293,943)
Net Increase (Decrease)	(361,757)	(14,978,973)	(913,174)	(41,216,035)
93

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	172,828	$ 7,019,499	523,441	$ 23,343,337
Shares Issued for Reinvested Dividends	130,348	5,239,611	118,899	5,918,731
Shares Redeemed	(426,063)	(17,552,219)	(1,556,355)	(67,139,669)
Net Increase (Decrease)	(122,887)	(5,293,109)	(914,015)	(37,877,601)
Class R6
Shares Sold	3,000,951	$ 122,682,599	8,959,950	$ 396,301,671
Shares Issued for Reinvested Dividends	957,461	38,632,638	647,642	32,411,972
Shares Redeemed	(2,637,885)	(107,850,592)	(4,637,927)	(204,136,867)
Net Increase (Decrease)	1,320,527	53,464,645	4,969,665	224,576,776
Class Y
Shares Sold	857,402	$ 35,327,986	2,164,398	$ 98,845,545
Shares Issued for Reinvested Dividends	483,390	19,520,858	561,625	28,081,046
Shares Redeemed	(2,400,669)	(97,635,072)	(7,849,800)	(348,528,440)
Net Increase (Decrease)	(1,059,877)	(42,786,228)	(5,123,777)	(221,601,849)
Class F
Shares Sold	5,399,032	$ 217,599,218	13,239,963	$ 592,067,299
Shares Issued for Reinvested Dividends	2,348,768	93,574,797	2,148,216	106,209,029
Shares Redeemed	(6,788,463)	(273,920,569)	(23,465,248)	(1,021,206,791)
Net Increase (Decrease)	959,337	37,253,446	(8,077,069)	(322,930,463)
Total Net Increase (Decrease)	(7,661,537)	$ (310,191,871)	(17,042,962)	$ (638,942,601)
Dividend and Growth Fund*
Class A
Shares Sold	5,640,316	$ 168,930,390	14,259,336	$ 456,511,173
Shares Issued for Reinvested Dividends	7,716,077	231,602,505	8,032,629	265,324,992
Shares Redeemed	(9,129,905)	(273,067,343)	(15,308,574)	(488,931,973)
Net Increase (Decrease)	4,226,488	127,465,552	6,983,391	232,904,192
Class C
Shares Sold	729,760	$ 20,831,371	2,645,502	$ 81,671,576
Shares Issued for Reinvested Dividends	322,566	9,264,704	274,652	8,737,329
Shares Redeemed	(1,059,493)	(30,224,912)	(1,631,982)	(49,532,829)
Net Increase (Decrease)	(7,167)	(128,837)	1,288,172	40,876,076
Class I
Shares Sold	22,091,313	$ 656,969,065	64,363,688	$ 2,058,872,583
Shares Issued for Reinvested Dividends	6,649,441	198,164,540	5,907,158	193,113,163
Shares Redeemed	(28,089,738)	(840,220,163)	(34,946,220)	(1,107,019,682)
Net Increase (Decrease)	651,016	14,913,442	35,324,626	1,144,966,064
Class R3
Shares Sold	137,963	$ 4,200,236	348,672	$ 11,370,145
Shares Issued for Reinvested Dividends	89,221	2,730,237	100,882	3,401,827
Shares Redeemed	(227,212)	(6,943,037)	(600,236)	(19,626,369)
Net Increase (Decrease)	(28)	(12,564)	(150,682)	(4,854,397)
Class R4
Shares Sold	242,377	$ 7,450,319	796,252	$ 26,395,247
Shares Issued for Reinvested Dividends	133,053	4,105,326	138,647	4,701,649
Shares Redeemed	(450,950)	(13,822,944)	(957,878)	(31,739,116)
Net Increase (Decrease)	(75,520)	(2,267,299)	(22,979)	(642,220)
Class R5
Shares Sold	1,233,030	$ 38,748,808	2,795,712	$ 92,959,983
Shares Issued for Reinvested Dividends	165,150	5,117,239	205,078	6,984,131
Shares Redeemed	(3,257,718)	(101,340,237)	(3,084,827)	(100,834,486)
Net Increase (Decrease)	(1,859,538)	(57,474,190)	(84,037)	(890,372)
Class R6
Shares Sold	6,701,384	$ 207,624,507	9,755,875	$ 319,701,277
Shares Issued for Reinvested Dividends	1,104,613	34,204,356	842,357	28,512,706
Shares Redeemed	(3,017,644)	(92,922,128)	(3,734,079)	(121,605,554)
Net Increase (Decrease)	4,788,353	148,906,735	6,864,153	226,608,429
94

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,755,697	$ 145,944,263	7,239,847	$ 242,709,191
Shares Issued for Reinvested Dividends	1,219,545	37,812,702	1,560,840	53,170,181
Shares Redeemed	(12,151,897)	(381,421,919)	(12,313,080)	(406,017,012)
Net Increase (Decrease)	(6,176,655)	(197,664,954)	(3,512,393)	(110,137,640)
Class F
Shares Sold	21,083,991	$ 626,299,085	67,501,996	$ 2,121,346,990
Shares Issued for Reinvested Dividends	9,264,729	275,814,585	8,634,393	282,063,480
Shares Redeemed	(26,625,337)	(800,884,581)	(35,875,105)	(1,115,006,438)
Net Increase (Decrease)	3,723,383	101,229,089	40,261,284	1,288,404,032
Total Net Increase (Decrease)	5,270,332	$ 134,966,974	86,951,535	$ 2,817,234,164
Equity Income Fund
Class A
Shares Sold	5,179,641	$ 106,992,061	9,596,803	$ 211,409,984
Shares Issued for Reinvested Dividends	9,833,707	202,313,754	7,158,278	159,263,758
Shares Redeemed	(7,414,110)	(153,810,712)	(8,968,077)	(198,976,567)
Net Increase (Decrease)	7,599,238	155,495,103	7,787,004	171,697,175
Class C
Shares Sold	962,565	$ 19,925,043	1,379,177	$ 30,309,524
Shares Issued for Reinvested Dividends	673,069	13,778,471	549,220	12,167,905
Shares Redeemed	(1,279,482)	(26,215,482)	(2,613,220)	(57,727,994)
Net Increase (Decrease)	356,152	7,488,032	(684,823)	(15,250,565)
Class I
Shares Sold	19,496,397	$ 397,566,678	23,824,979	$ 520,404,729
Shares Issued for Reinvested Dividends	8,144,944	166,122,961	5,346,702	117,953,687
Shares Redeemed	(13,799,595)	(284,004,421)	(15,236,956)	(332,668,191)
Net Increase (Decrease)	13,841,746	279,685,218	13,934,725	305,690,225
Class R3
Shares Sold	94,228	$ 1,916,255	241,885	$ 5,341,375
Shares Issued for Reinvested Dividends	148,346	3,061,775	122,508	2,733,840
Shares Redeemed	(124,145)	(2,573,671)	(471,052)	(10,531,386)
Net Increase (Decrease)	118,429	2,404,359	(106,659)	(2,456,171)
Class R4
Shares Sold	479,171	$ 9,828,583	320,134	$ 7,147,306
Shares Issued for Reinvested Dividends	159,899	3,303,619	134,864	3,014,807
Shares Redeemed	(334,650)	(6,939,649)	(752,816)	(17,082,777)
Net Increase (Decrease)	304,420	6,192,553	(297,818)	(6,920,664)
Class R5
Shares Sold	623,728	$ 13,057,413	713,292	$ 16,015,545
Shares Issued for Reinvested Dividends	371,269	7,723,711	284,360	6,388,940
Shares Redeemed	(634,767)	(13,112,582)	(1,012,405)	(22,891,236)
Net Increase (Decrease)	360,230	7,668,542	(14,753)	(486,751)
Class R6
Shares Sold	2,525,072	$ 52,895,647	1,794,564	$ 40,124,508
Shares Issued for Reinvested Dividends	532,930	11,108,430	298,677	6,718,898
Shares Redeemed	(614,660)	(12,632,102)	(1,015,542)	(22,792,072)
Net Increase (Decrease)	2,443,342	51,371,975	1,077,699	24,051,334
Class Y
Shares Sold	1,438,752	$ 30,161,198	1,581,933	$ 35,422,065
Shares Issued for Reinvested Dividends	532,571	11,119,481	391,565	8,820,735
Shares Redeemed	(1,683,826)	(35,978,043)	(1,376,119)	(31,089,555)
Net Increase (Decrease)	287,497	5,302,636	597,379	13,153,245
Class F
Shares Sold	9,922,463	$ 203,286,644	12,117,460	$ 264,063,832
Shares Issued for Reinvested Dividends	6,298,833	128,451,419	4,681,705	103,344,207
Shares Redeemed	(6,200,481)	(126,960,057)	(13,925,425)	(305,390,990)
Net Increase (Decrease)	10,020,815	204,778,006	2,873,740	62,017,049
Total Net Increase (Decrease)	35,331,869	$ 720,386,424	25,166,494	$ 551,494,877
95

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Growth Opportunities Fund*
Class A
Shares Sold	2,474,377	$ 78,837,059	4,840,696	$ 186,204,105
Shares Issued for Reinvested Dividends	—	—	14,227,245	671,810,525
Shares Redeemed	(6,508,893)	(205,442,669)	(12,854,467)	(482,132,807)
Net Increase (Decrease)	(4,034,516)	(126,605,610)	6,213,474	375,881,823
Class C
Shares Sold	490,425	$ 3,881,460	2,069,076	$ 22,831,433
Shares Issued for Reinvested Dividends	—	—	11,422,799	136,730,901
Shares Redeemed	(3,699,242)	(29,529,354)	(9,258,825)	(97,832,574)
Net Increase (Decrease)	(3,208,817)	(25,647,894)	4,233,050	61,729,760
Class I
Shares Sold	2,245,419	$ 79,294,017	7,238,788	$ 309,883,151
Shares Issued for Reinvested Dividends	—	—	5,786,925	301,903,898
Shares Redeemed	(6,687,830)	(233,050,824)	(16,722,255)	(693,094,286)
Net Increase (Decrease)	(4,442,411)	(153,756,807)	(3,696,542)	(81,307,237)
Class R3
Shares Sold	57,677	$ 1,821,955	203,038	$ 7,785,778
Shares Issued for Reinvested Dividends	—	—	215,984	10,077,826
Shares Redeemed	(152,173)	(4,830,694)	(278,253)	(10,396,015)
Net Increase (Decrease)	(94,496)	(3,008,739)	140,769	7,467,589
Class R4
Shares Sold	72,316	$ 2,563,199	193,265	$ 7,876,745
Shares Issued for Reinvested Dividends	—	—	236,765	12,382,831
Shares Redeemed	(198,771)	(7,146,318)	(307,229)	(13,066,648)
Net Increase (Decrease)	(126,455)	(4,583,119)	122,801	7,192,928
Class R5
Shares Sold	22,725	$ 881,854	58,395	$ 2,652,895
Shares Issued for Reinvested Dividends	—	—	68,446	3,927,412
Shares Redeemed	(85,279)	(3,263,178)	(99,282)	(4,569,412)
Net Increase (Decrease)	(62,554)	(2,381,324)	27,559	2,010,895
Class R6
Shares Sold	127,805	$ 5,244,902	229,289	$ 11,255,684
Shares Issued for Reinvested Dividends	—	—	182,245	10,770,646
Shares Redeemed	(281,665)	(11,506,999)	(351,044)	(16,361,897)
Net Increase (Decrease)	(153,860)	(6,262,097)	60,490	5,664,433
Class Y
Shares Sold	383,609	$ 14,970,564	2,049,547	$ 93,311,976
Shares Issued for Reinvested Dividends	—	—	1,525,929	89,968,761
Shares Redeemed	(7,115,048)	(294,457,509)	(2,437,524)	(111,382,745)
Net Increase (Decrease)	(6,731,439)	(279,486,945)	1,137,952	71,897,992
Class F
Shares Sold	2,200,662	$ 78,886,390	5,268,021	$ 216,622,722
Shares Issued for Reinvested Dividends	—	—	4,010,962	210,816,144
Shares Redeemed	(3,047,801)	(108,602,094)	(6,505,529)	(273,177,311)
Net Increase (Decrease)	(847,139)	(29,715,704)	2,773,454	154,261,555
Total Net Increase (Decrease)	(19,701,687)	$ (631,448,239)	11,013,007	$ 604,799,738
Healthcare Fund
Class A
Shares Sold	774,457	$ 26,949,171	1,284,953	$ 46,400,237
Shares Issued for Reinvested Dividends	196,123	7,042,794	2,140,949	82,554,992
Shares Redeemed	(1,531,456)	(53,261,155)	(2,767,818)	(99,977,711)
Net Increase (Decrease)	(560,876)	(19,269,190)	658,084	28,977,518
Class C
Shares Sold	102,460	$ 2,509,040	198,228	$ 5,299,174
Shares Issued for Reinvested Dividends	47,740	1,199,709	637,952	17,422,458
Shares Redeemed	(840,213)	(20,427,649)	(1,454,981)	(36,873,194)
Net Increase (Decrease)	(690,013)	(16,718,900)	(618,801)	(14,151,562)
96

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares Sold	677,953	$ 25,714,935	1,431,084	$ 56,509,411
Shares Issued for Reinvested Dividends	71,577	2,796,522	894,258	37,379,994
Shares Redeemed	(1,839,316)	(69,617,163)	(3,243,038)	(128,586,178)
Net Increase (Decrease)	(1,089,786)	(41,105,706)	(917,696)	(34,696,773)
Class R3
Shares Sold	42,806	$ 1,522,976	117,578	$ 4,352,251
Shares Issued for Reinvested Dividends	6,877	252,596	76,658	3,032,585
Shares Redeemed	(78,209)	(2,789,072)	(206,799)	(7,790,606)
Net Increase (Decrease)	(28,526)	(1,013,500)	(12,563)	(405,770)
Class R4
Shares Sold	45,035	$ 1,751,840	85,195	$ 3,489,886
Shares Issued for Reinvested Dividends	3,129	125,231	45,986	1,974,634
Shares Redeemed	(83,759)	(3,257,831)	(242,024)	(9,583,409)
Net Increase (Decrease)	(35,595)	(1,380,760)	(110,843)	(4,118,889)
Class R5
Shares Sold	29,488	$ 1,242,097	57,546	$ 2,435,652
Shares Issued for Reinvested Dividends	2,019	87,211	22,562	1,042,154
Shares Redeemed	(55,226)	(2,310,471)	(83,838)	(3,601,385)
Net Increase (Decrease)	(23,719)	(981,163)	(3,730)	(123,579)
Class R6
Shares Sold	67,984	$ 2,912,114	1,224,226	$ 53,330,855
Shares Issued for Reinvested Dividends	10,675	471,423	10,556	497,706
Shares Redeemed	(79,488)	(3,432,025)	(46,267)	(2,004,674)
Net Increase (Decrease)	(829)	(48,488)	1,188,515	51,823,887
Class Y
Shares Sold	71,879	$ 3,068,946	206,056	$ 9,241,977
Shares Issued for Reinvested Dividends	10,049	442,364	211,002	9,927,628
Shares Redeemed	(179,101)	(7,594,148)	(1,487,131)	(65,145,430)
Net Increase (Decrease)	(97,173)	(4,082,838)	(1,070,073)	(45,975,825)
Class F
Shares Sold	109,352	$ 4,156,293	134,871	$ 5,389,637
Shares Issued for Reinvested Dividends	7,839	308,479	99,102	4,167,247
Shares Redeemed	(220,894)	(8,483,949)	(278,324)	(10,879,334)
Net Increase (Decrease)	(103,703)	(4,019,177)	(44,351)	(1,322,450)
Total Net Increase (Decrease)	(2,630,220)	$ (88,619,722)	(931,458)	$ (19,993,443)
MidCap Fund
Class A
Shares Sold	2,642,614	$ 62,975,451	4,396,156	$ 124,424,494
Shares Issued for Reinvested Dividends	8,756,422	203,761,943	12,324,154	396,196,632
Shares Redeemed	(10,813,710)	(257,440,792)	(15,878,115)	(445,237,437)
Net Increase (Decrease)	585,326	9,296,602	842,195	75,383,689
Class C
Shares Sold	359,938	$ 4,581,159	723,474	$ 11,923,400
Shares Issued for Reinvested Dividends	2,612,337	31,844,391	3,704,020	67,653,820
Shares Redeemed	(3,555,255)	(45,180,915)	(6,042,234)	(98,035,963)
Net Increase (Decrease)	(582,980)	(8,755,365)	(1,614,740)	(18,458,743)
Class I
Shares Sold	4,628,853	$ 116,850,492	14,515,466	$ 444,089,079
Shares Issued for Reinvested Dividends	5,489,567	135,482,515	13,008,563	440,965,066
Shares Redeemed	(22,233,839)	(570,899,848)	(63,448,845)	(1,907,224,197)
Net Increase (Decrease)	(12,115,419)	(318,566,841)	(35,924,816)	(1,022,170,052)
Class R3
Shares Sold	156,419	$ 4,398,923	268,544	$ 8,594,453
Shares Issued for Reinvested Dividends	178,795	4,852,488	262,492	9,696,451
Shares Redeemed	(285,154)	(7,865,024)	(755,575)	(24,883,540)
Net Increase (Decrease)	50,060	1,386,387	(224,539)	(6,592,636)
97

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	149,247	$ 4,455,625	369,134	$ 12,932,115
Shares Issued for Reinvested Dividends	181,833	5,307,702	422,793	16,696,845
Shares Redeemed	(831,989)	(25,205,593)	(2,195,136)	(76,584,250)
Net Increase (Decrease)	(500,909)	(15,442,266)	(1,403,209)	(46,955,290)
Class R5
Shares Sold	200,286	$ 6,282,207	684,393	$ 25,511,679
Shares Issued for Reinvested Dividends	164,130	5,051,920	578,517	24,023,911
Shares Redeemed	(1,128,842)	(35,663,587)	(5,194,820)	(197,426,765)
Net Increase (Decrease)	(764,426)	(24,329,460)	(3,931,910)	(147,891,175)
Class R6
Shares Sold	1,737,497	$ 55,796,184	3,747,078	$ 138,619,353
Shares Issued for Reinvested Dividends	1,541,892	48,369,139	3,286,733	138,940,388
Shares Redeemed	(8,249,039)	(260,812,676)	(18,624,424)	(721,527,773)
Net Increase (Decrease)	(4,969,650)	(156,647,353)	(11,590,613)	(443,968,032)
Class Y
Shares Sold	747,980	$ 23,861,943	3,185,757	$ 122,180,289
Shares Issued for Reinvested Dividends	852,549	26,659,212	1,893,699	79,823,910
Shares Redeemed	(3,030,503)	(97,153,057)	(12,021,019)	(441,584,956)
Net Increase (Decrease)	(1,429,974)	(46,631,902)	(6,941,563)	(239,580,757)
Class F
Shares Sold	4,531,534	$ 115,738,022	11,256,515	$ 336,568,335
Shares Issued for Reinvested Dividends	6,352,934	157,933,948	8,831,655	301,449,778
Shares Redeemed	(9,864,986)	(252,537,757)	(19,967,918)	(595,418,038)
Net Increase (Decrease)	1,019,482	21,134,213	120,252	42,600,075
Total Net Increase (Decrease)	(18,708,490)	$ (538,555,985)	(60,668,943)	$ (1,807,632,921)
MidCap Value Fund
Class A
Shares Sold	2,178,892	$ 33,640,687	3,626,881	$ 60,577,133
Shares Issued for Reinvested Dividends	2,463,226	37,164,191	1,489,007	25,794,038
Shares Redeemed	(1,692,970)	(26,275,723)	(2,384,882)	(40,360,058)
Net Increase (Decrease)	2,949,148	44,529,155	2,731,006	46,011,113
Class C
Shares Sold	81,581	$ 966,940	100,059	$ 1,304,175
Shares Issued for Reinvested Dividends	81,396	910,823	59,365	792,527
Shares Redeemed	(151,233)	(1,733,571)	(215,239)	(2,791,559)
Net Increase (Decrease)	11,744	144,192	(55,815)	(694,857)
Class I
Shares Sold	343,921	$ 5,455,032	1,124,320	$ 19,053,064
Shares Issued for Reinvested Dividends	258,112	3,950,273	107,582	1,891,181
Shares Redeemed	(268,451)	(4,222,346)	(313,265)	(5,196,398)
Net Increase (Decrease)	333,582	5,182,959	918,637	15,747,847
Class R3
Shares Sold	33,549	$ 555,852	54,448	$ 966,052
Shares Issued for Reinvested Dividends	35,095	564,683	25,748	473,508
Shares Redeemed	(53,763)	(877,037)	(86,445)	(1,584,367)
Net Increase (Decrease)	14,881	243,498	(6,249)	(144,807)
Class R4
Shares Sold	48,826	$ 826,243	61,011	$ 1,132,238
Shares Issued for Reinvested Dividends	46,207	766,653	32,127	606,242
Shares Redeemed	(320,729)	(5,386,007)	(109,207)	(2,061,824)
Net Increase (Decrease)	(225,696)	(3,793,111)	(16,069)	(323,344)
Class R5
Shares Sold	2,024	$ 34,929	16,192	$ 287,737
Shares Issued for Reinvested Dividends	11,169	188,828	7,461	143,466
Shares Redeemed	(5,808)	(100,180)	(18,161)	(342,378)
Net Increase (Decrease)	7,385	123,577	5,492	88,825
98

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class R6(1)
Shares Sold	1	$ 17	650	$ 10,000
Shares Issued for Reinvested Dividends	73	1,104	—	—
Net Increase (Decrease)	74	1,121	650	10,000
Class Y
Shares Sold	50,739	$ 886,425	211,905	$ 4,000,083
Shares Issued for Reinvested Dividends	41,842	709,229	52,960	1,020,918
Shares Redeemed	(118,207)	(2,035,784)	(594,422)	(11,262,742)
Net Increase (Decrease)	(25,626)	(440,130)	(329,557)	(6,241,741)
Class F
Shares Sold	3,538,929	$ 55,714,588	6,704,088	$ 113,928,434
Shares Issued for Reinvested Dividends	3,043,527	46,563,377	1,871,906	32,929,211
Shares Redeemed	(3,014,956)	(47,861,690)	(5,201,908)	(88,986,471)
Net Increase (Decrease)	3,567,500	54,416,275	3,374,086	57,871,174
Total Net Increase (Decrease)	6,632,992	$ 100,407,536	6,622,181	$ 112,324,210
Quality Value Fund
Class A
Shares Sold	286,038	$ 6,639,205	653,948	$ 15,932,127
Shares Issued for Reinvested Dividends	443,283	10,320,229	446,698	11,224,276
Shares Redeemed	(626,219)	(14,445,850)	(938,757)	(22,808,241)
Net Increase (Decrease)	103,102	2,513,584	161,889	4,348,162
Class C
Shares Sold	96,355	$ 1,852,240	76,667	$ 1,602,569
Shares Issued for Reinvested Dividends	15,115	293,118	10,099	212,267
Shares Redeemed	(83,385)	(1,611,454)	(65,853)	(1,348,407)
Net Increase (Decrease)	28,085	533,904	20,913	466,429
Class I
Shares Sold	346,074	$ 7,789,671	710,040	$ 16,923,232
Shares Issued for Reinvested Dividends	84,674	1,939,062	55,812	1,383,295
Shares Redeemed	(319,143)	(7,243,901)	(230,905)	(5,313,610)
Net Increase (Decrease)	111,605	2,484,832	534,947	12,992,917
Class R3
Shares Sold	1,816	$ 42,040	3,836	$ 94,890
Shares Issued for Reinvested Dividends	2,228	52,932	2,505	64,011
Shares Redeemed	(4,096)	(96,135)	(8,433)	(208,983)
Net Increase (Decrease)	(52)	(1,163)	(2,092)	(50,082)
Class R4
Shares Sold	15,177	$ 361,929	46,621	$ 1,142,022
Shares Issued for Reinvested Dividends	12,786	307,026	10,678	276,389
Shares Redeemed	(45,432)	(1,057,205)	(24,211)	(629,358)
Net Increase (Decrease)	(17,469)	(388,250)	33,088	789,053
Class R5
Shares Sold	539	$ 13,765	15,997	$ 412,528
Shares Issued for Reinvested Dividends	882	21,401	763	19,958
Shares Redeemed	(500)	(11,891)	(14,814)	(364,859)
Net Increase (Decrease)	921	23,275	1,946	67,627
Class R6
Shares Sold	72,359	$ 1,722,655	512,657	$ 13,564,294
Shares Issued for Reinvested Dividends	30,999	753,437	627	16,459
Shares Redeemed	(44,528)	(1,061,276)	(43,904)	(1,076,263)
Net Increase (Decrease)	58,830	1,414,816	469,380	12,504,490
Class Y
Shares Sold	24,050	$ 584,186	210,023	$ 5,213,675
Shares Issued for Reinvested Dividends	16,235	395,198	3,465	90,617
Shares Redeemed	(10,933)	(270,507)	(3,483)	(89,985)
Net Increase (Decrease)	29,352	708,877	210,005	5,214,307
99

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class F
Shares Sold	28,927	$ 652,745	114,445	$ 2,665,943
Shares Issued for Reinvested Dividends	36,609	833,308	32,704	807,378
Shares Redeemed	(71,483)	(1,601,653)	(80,617)	(1,931,633)
Net Increase (Decrease)	(5,947)	(115,600)	66,532	1,541,688
Total Net Increase (Decrease)	308,427	$ 7,174,275	1,496,608	$ 37,874,591
Small Cap Growth Fund
Class A
Shares Sold	101,664	$ 3,767,830	221,362	$ 9,569,965
Shares Issued for Reinvested Dividends	—	—	954,163	46,858,948
Shares Redeemed	(294,983)	(10,904,915)	(717,182)	(29,726,296)
Net Increase (Decrease)	(193,319)	(7,137,085)	458,343	26,702,617
Class C
Shares Sold	11,530	$ 241,178	15,487	$ 359,111
Shares Issued for Reinvested Dividends	—	—	82,922	2,226,460
Shares Redeemed	(48,791)	(975,217)	(185,294)	(4,427,327)
Net Increase (Decrease)	(37,261)	(734,039)	(86,885)	(1,841,756)
Class I
Shares Sold	105,172	$ 4,232,643	418,467	$ 21,023,675
Shares Issued for Reinvested Dividends	—	—	399,352	21,181,650
Shares Redeemed	(340,561)	(13,693,360)	(911,520)	(42,625,231)
Net Increase (Decrease)	(235,389)	(9,460,717)	(93,701)	(419,906)
Class R3
Shares Sold	10,256	$ 369,400	37,435	$ 1,519,137
Shares Issued for Reinvested Dividends	—	—	33,647	1,607,651
Shares Redeemed	(17,882)	(646,852)	(37,384)	(1,539,821)
Net Increase (Decrease)	(7,626)	(277,452)	33,698	1,586,967
Class R4
Shares Sold	23,591	$ 932,086	57,592	$ 2,499,410
Shares Issued for Reinvested Dividends	—	—	66,764	3,474,411
Shares Redeemed	(36,459)	(1,426,337)	(137,344)	(6,212,553)
Net Increase (Decrease)	(12,868)	(494,251)	(12,988)	(238,732)
Class R5
Shares Sold	10,621	$ 452,322	94,689	$ 4,878,355
Shares Issued for Reinvested Dividends	—	—	209,364	11,873,046
Shares Redeemed	(94,923)	(4,097,370)	(1,014,799)	(52,060,732)
Net Increase (Decrease)	(84,302)	(3,645,048)	(710,746)	(35,309,331)
Class R6
Shares Sold	116,884	$ 5,127,483	632,270	$ 31,604,252
Shares Issued for Reinvested Dividends	—	—	231,729	13,451,895
Shares Redeemed	(467,094)	(20,473,097)	(692,483)	(34,088,678)
Net Increase (Decrease)	(350,210)	(15,345,614)	171,516	10,967,469
Class Y
Shares Sold	348,413	$ 15,298,555	839,505	$ 41,660,987
Shares Issued for Reinvested Dividends	—	—	629,402	36,511,588
Shares Redeemed	(1,099,836)	(48,908,613)	(1,781,643)	(93,919,879)
Net Increase (Decrease)	(751,423)	(33,610,058)	(312,736)	(15,747,304)
Class F
Shares Sold	52,880	$ 2,116,858	184,432	$ 8,373,822
Shares Issued for Reinvested Dividends	—	—	111,234	5,943,226
Shares Redeemed	(64,248)	(2,675,030)	(139,380)	(6,409,494)
Net Increase (Decrease)	(11,368)	(558,172)	156,286	7,907,554
Total Net Increase (Decrease)	(1,683,766)	$ (71,262,436)	(397,213)	$ (6,392,422)
100

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Small Cap Value Fund
Class A
Shares Sold	240,116	$ 2,625,311	561,031	$ 6,997,260
Shares Issued for Reinvested Dividends	416,107	4,415,619	301,029	3,859,001
Shares Redeemed	(388,558)	(4,299,868)	(803,656)	(9,550,137)
Net Increase (Decrease)	267,665	2,741,062	58,404	1,306,124
Class C
Shares Sold	34,809	$ 310,821	37,481	$ 394,693
Shares Issued for Reinvested Dividends	19,088	170,434	18,966	206,536
Shares Redeemed	(62,723)	(577,715)	(127,904)	(1,292,884)
Net Increase (Decrease)	(8,826)	(96,460)	(71,457)	(691,655)
Class I
Shares Sold	223,762	$ 2,481,899	734,453	$ 9,050,605
Shares Issued for Reinvested Dividends	181,595	1,930,669	175,561	2,258,975
Shares Redeemed	(302,194)	(3,412,540)	(1,494,012)	(17,432,510)
Net Increase (Decrease)	103,163	1,000,028	(583,998)	(6,122,930)
Class R3
Shares Sold	3,495	$ 40,017	16,293	$ 204,509
Shares Issued for Reinvested Dividends	5,673	63,190	4,272	57,161
Shares Redeemed	(8,769)	(95,342)	(23,679)	(272,346)
Net Increase (Decrease)	399	7,865	(3,114)	(10,676)
Class R4
Shares Sold	7,643	$ 84,939	14,894	$ 195,383
Shares Issued for Reinvested Dividends	426	4,769	250	3,408
Shares Redeemed	(104)	(1,258)	(15,447)	(172,601)
Net Increase (Decrease)	7,965	88,450	(303)	26,190
Class R5
Shares Sold	9,185	$ 107,950	153,133	$ 2,056,317
Shares Issued for Reinvested Dividends	13,843	155,982	118	1,609
Shares Redeemed	(1,635)	(20,324)	(9,522)	(114,642)
Net Increase (Decrease)	21,393	243,608	143,729	1,943,284
Class R6
Shares Sold	73,224	$ 858,030	623,330	$ 8,296,495
Shares Issued for Reinvested Dividends	60,343	679,555	15,967	216,927
Shares Redeemed	(72,320)	(836,157)	(98,409)	(1,262,128)
Net Increase (Decrease)	61,247	701,428	540,888	7,251,294
Class Y
Shares Sold	32,273	$ 382,211	150,796	$ 1,967,915
Shares Issued for Reinvested Dividends	22,709	255,371	9,047	122,651
Shares Redeemed	(28,382)	(334,402)	(58,546)	(746,528)
Net Increase (Decrease)	26,600	303,180	101,297	1,344,038
Class F
Shares Sold	114,939	$ 1,257,519	960,813	$ 11,661,567
Shares Issued for Reinvested Dividends	325,456	3,455,462	397,291	5,111,134
Shares Redeemed	(808,268)	(8,813,066)	(3,749,272)	(47,895,143)
Net Increase (Decrease)	(367,873)	(4,100,085)	(2,391,168)	(31,122,442)
Total Net Increase (Decrease)	111,733	$ 889,076	(2,205,722)	$ (26,076,773)
Small Company Fund
Class A
Shares Sold	881,686	$ 14,140,089	1,738,532	$ 32,905,503
Shares Issued for Reinvested Dividends	—	—	4,820,379	106,674,987
Shares Redeemed	(1,820,282)	(29,159,068)	(3,557,006)	(67,298,839)
Net Increase (Decrease)	(938,596)	(15,018,979)	3,001,905	72,281,651
Class C
Shares Sold	25,216	$ 186,018	56,836	$ 481,078
Shares Issued for Reinvested Dividends	—	—	334,733	3,410,930
Shares Redeemed	(173,001)	(1,248,544)	(291,607)	(2,531,382)
Net Increase (Decrease)	(147,785)	(1,062,526)	99,962	1,360,626
101

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares Sold	244,292	$ 4,361,598	660,951	$ 14,455,416
Shares Issued for Reinvested Dividends	—	—	469,224	11,477,212
Shares Redeemed	(327,540)	(5,744,167)	(1,186,111)	(23,974,621)
Net Increase (Decrease)	(83,248)	(1,382,569)	(55,936)	1,958,007
Class R3
Shares Sold	77,883	$ 1,399,543	111,679	$ 2,322,102
Shares Issued for Reinvested Dividends	—	—	119,201	2,994,327
Shares Redeemed	(55,603)	(1,011,698)	(140,062)	(3,015,748)
Net Increase (Decrease)	22,280	387,845	90,818	2,300,681
Class R4
Shares Sold	38,298	$ 762,062	85,121	$ 1,932,961
Shares Issued for Reinvested Dividends	—	—	93,263	2,607,622
Shares Redeemed	(50,330)	(1,028,103)	(160,300)	(4,013,745)
Net Increase (Decrease)	(12,032)	(266,041)	18,084	526,838
Class R5
Shares Sold	16,449	$ 369,970	78,431	$ 2,092,719
Shares Issued for Reinvested Dividends	—	—	34,948	1,072,566
Shares Redeemed	(32,687)	(729,167)	(82,975)	(2,199,696)
Net Increase (Decrease)	(16,238)	(359,197)	30,404	965,589
Class R6
Shares Sold	102,031	$ 2,347,439	161,484	$ 4,074,702
Shares Issued for Reinvested Dividends	—	—	29,818	945,536
Shares Redeemed	(69,069)	(1,617,020)	(58,154)	(1,496,909)
Net Increase (Decrease)	32,962	730,419	133,148	3,523,329
Class Y
Shares Sold	50,160	$ 1,164,543	1,528,862	$ 39,347,667
Shares Issued for Reinvested Dividends	—	—	235,140	7,437,476
Shares Redeemed	(1,365,023)	(30,905,530)	(1,220,313)	(31,378,682)
Net Increase (Decrease)	(1,314,863)	(29,740,987)	543,689	15,406,461
Class F
Shares Sold	1,467,550	$ 26,296,529	3,642,764	$ 76,566,463
Shares Issued for Reinvested Dividends	—	—	2,680,211	66,254,813
Shares Redeemed	(1,393,904)	(24,987,357)	(3,315,131)	(72,876,191)
Net Increase (Decrease)	73,646	1,309,172	3,007,844	69,945,085
Total Net Increase (Decrease)	(2,383,874)	$ (45,402,863)	6,869,918	$ 168,268,267

*	Includes In-Kind Redemptions (see Note 13)
(1)	Class R6 of the MidCap Value Fund commenced operations on June 22, 2022.
13.	Redemption In-Kind:
In certain circumstances, a Fund may distribute portfolio securities as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, a Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.
During the six-month period ended April 30, 2023, 8,428,087 and 5,854,664 shares of the Dividend and Growth Fund and Growth Opportunities Fund, respectively, were redeemed in-kind. A net realized gain (loss) of ($7,936,735) and ($32,684,108) on investments for the Dividend and Growth Fund and Growth Opportunities Fund, respectively, delivered through the in-kind redemption is included in realized gain (loss) on the Statements of Operations.
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 2, 2023. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2022 through March 2, 2023, the
102

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2023, none of the Funds had borrowings under these facilities.
15.	Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Regulatory Update
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
17.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2023, events and transactions subsequent to April 30, 2023, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
On May 10, 2023, the Board of Directors of The Hartford Mutual Funds II, Inc. approved the Quality Value Fund converting to an actively-managed exchange-traded fund (ETF). The conversion is expected to occur on or about October 13, 2023. For more information, please see the supplement dated May 15, 2023 to the prospectus.
103

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
104

Hartford Domestic Equity Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
The Hartford Mutual Funds II, Inc.
The Hartford Capital Appreciation Fund
Hartford Core Equity Fund
The Hartford Dividend and Growth Fund
The Hartford Equity Income Fund
The Hartford Growth Opportunities Fund
The Hartford Healthcare Fund
The Hartford MidCap Fund
The Hartford MidCap Value Fund
Hartford Quality Value Fund
The Hartford Small Cap Growth Fund
Hartford Small Cap Value Fund
The Hartford Small Company Fund
(each a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. In connection with planned changes to the meeting calendar of the Boards of Directors (collectively, the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”) and The Hartford Mutual Funds II, Inc. (“HMF II”), at its meeting held on November 8-10, 2022, the Board, including each of the Independent Directors, unanimously voted to approve the continuation of the following agreements for the period from November 10, 2022 through September 30, 2023: (i) an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund and Hartford Small Cap Value Fund, and HMF II, on behalf of each of The Hartford Growth Opportunities Fund, Hartford Quality Value Fund and The Hartford Small Cap Growth Fund (the “Management Agreement”); (ii) a separate investment management agreement by and between HFMC and HMF, on behalf of each of The Hartford Healthcare Fund and The Hartford Small Company Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); and (iii) investment sub-advisory agreements (each, a “Sub-Advisory Agreement,” and together with the Management Agreements, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser” and together with HFMC, the “Advisers”), with respect to each Fund.
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge Financial Solutions, Inc., an independent provider of investment company data, and an independent financial services consultant engaged by the Independent Directors in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Funds’ annual report for the year ended October 31, 2022. In addition, in advance of the November 8-10, 2022 meeting, the Board requested, and HFMC provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of Class A shares of the Funds, except for The Hartford Growth Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Cap Growth Fund, and The Hartford Small Company Fund, between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022. With respect to The Hartford Growth Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Cap Growth Fund, and The Hartford Small Company Fund, the Board noted that although each Fund’s Class A shares had a material increase in its net expense ratios, HFMC reported that the Funds experienced a decline in asset levels over the period for which the net expense ratios were compared and further noted that HFMC believes that each Fund continues to have reasonable and competitive management fees and net expense ratios at the Fund’s current asset level.
105

Hartford Domestic Equity Funds
Reapproval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board also considered information provided by HFMC regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s performance relative to its benchmark and its peer group since March 31, 2022 and noted that none of the Funds, except The Hartford Growth Opportunities Fund, experienced a material adverse change in performance relative to the Funds’ respective peer groups. The Board noted that The Hartford Growth Opportunities Fund’s performance, which was in the 3rd quintile versus its peer group for the 3-year period ended March 31, 2022, fell to the 4th quintile versus its peer group for the same period ended September 30, 2022.
The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-adviser since the August 9-10, 2022 Board meeting. The Board also noted that HFMC’s profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
* * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
106

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE23    06/23     Printed in the U.S.A.

Hartford Schroders Funds
Semi-Annual Report
April 30, 2023 (Unaudited)

■ Hartford Schroders China A Fund
■ Hartford Schroders Diversified Emerging Markets Fund
■ Hartford Schroders Emerging Markets Equity Fund
■ Hartford Schroders Emerging Markets Multi-Sector Bond Fund
■ Hartford Schroders International Contrarian Value Fund
■ Hartford Schroders International Multi-Cap Value Fund
■ Hartford Schroders International Stock Fund
■ Hartford Schroders Sustainable Core Bond Fund
■ Hartford Schroders Sustainable International Core Fund
■ Hartford Schroders Tax-Aware Bond Fund
■ Hartford Schroders US MidCap Opportunities Fund
■ Hartford Schroders US Small Cap Opportunities Fund

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Mutual Funds. The following is the Funds’ Semi-Annual Report that covers the period from November 1, 2022 through April 30, 2023.
Market Review
During the six months ended April 30, 2023, U.S. stocks, as measured by the S&P 500 Index,1 gained 8.63%. The mixed results for the period seemed to reflect a deep ambivalence from equity investors over the prospect of a looming recession, a possible credit slowdown within the U.S. banking sector, and continued uncertainty over how soon the U.S. Federal Reserve (Fed) may be ready to pause or even end its year-long campaign of interest-rate increases.
At the start of the semi-annual period, most major equity indices were rising in response to a succession of Consumer Price Index (CPI)2 reports showing that inflation, after peaking in June 2022, had fallen to an annual rate of 5.6% by March 2023. However, the late-period bank-sector turmoil spawned by the collapse of Silicon Valley Bank provided a somewhat negative end to a volatile up-and-down six-month period.
The Federal Open Market Committee’s (FOMC) monthly rate-setting decisions during the period seemed to fall in line with the apparent inflation slowdown. The FOMC reduced the amount of its rate hike to a half-percent increase in December 2022, followed by two consecutive quarter-percent hikes in February 2023 and March 2023.
Nonetheless, most of Fed Chair Jerome Powell’s public statements provided a consistent theme, telling investors that interest rates would still need to stay “higher for longer” as long as economic data continued to show evidence of stubbornly persistent price inflation. Sentiment remained volatile as equities soared in January 2023 but pulled back in February 2023 and March 2023. The question of whether the Fed’s rate-hiking campaign might throw the economy into recession remained top-of-mind during the period.
The volatility in the banking sector fed a growing narrative that a possible credit crunch could help accelerate a slowdown in economic growth and force the Fed to pause interest-rate hikes sooner rather than later.  As the period came to an end, consumers seemed to be just managing to hold back a recession as U.S. inflation-adjusted gross domestic product rose 1.1% for the first quarter of 2023, down from a 2.6% rate in the last quarter of 2022, according to the U.S. Commerce Department.
As we move toward mid-year, recession and credit concerns are likely to keep surfacing as investors scrutinize corporate earnings, bank balance sheets, and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Mutual Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Schroders Funds

Hartford Schroders China A Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 03/31/2020 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	Since Inception[2]
Class A3	18.58%	1.55%	9.88%
Class A4	12.06%	-4.03%	7.88%
Class C3	18.48%	1.45%	9.41%
Class C5	17.48%	0.45%	9.41%
Class I3	18.79%	1.86%	10.15%
Class Y3	18.80%	1.90%	10.24%
Class F3	18.83%	1.94%	10.32%
Class SDR[3]	18.92%	2.02%	10.35%
MSCI China A Onshore Index (Net)	17.34%	-1.28%	6.66%

[1]	Not annualized.
[2]	Inception: 03/31/2020
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.69%	1.45%
Class C	2.39%	2.25%
Class I	1.37%	1.15%
Class Y	1.35%	1.11%
Class F	1.24%	0.99%
Class SDR	1.25%	0.99%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund invests in China A shares through Stock Connect, which is subject to a number of restrictions that may affect the Fund’s investments and returns. To the extent the Fund invests in China A shares listed on the Science and Technology Innovation Board of the Shanghai stock exchange and/or the ChiNext market of the Shenzhen stock exchange, the risks are heightened. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. Focusing investments in China subjects the Fund to more volatility and greater risk of loss than a fund with more geographically diverse investments. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets, such as China. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. These risks may be greater and include additional risks for foreign equity securities. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

2

Hartford Schroders China A Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.2%
Consumer Discretionary	8.7
Consumer Staples	9.0
Financials	15.7
Health Care	11.9
Industrials	19.4
Information Technology	7.4
Materials	21.5
Real Estate	0.9
Total	97.7%
Short-Term Investments	2.1
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
3

Hartford Schroders Diversified Emerging Markets Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 09/30/2021 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	Since Inception[2]
Class A3	13.88%	-9.55%	-14.10%
Class A4	7.62%	-14.53%	-17.12%
Class C3	13.47%	-10.30%	-14.62%
Class C5	12.47%	-11.20%	-14.62%
Class I3	13.90%	-9.38%	-13.94%
Class Y3	13.95%	-9.34%	-13.91%
Class F3	14.11%	-9.48%	-14.00%
Class SDR[3]	14.11%	-9.48%	-13.99%
MSCI Emerging Markets Index (Net)	16.36%	-6.51%	-12.44%

[1]	Not annualized.
[2]	Inception: 09/30/2021
[3]	Without sales charge
[4]	Reflects maximum sales charge of 5.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. The share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Classes A, C, I, Y, and F commenced operations on 02/28/2022 and performance prior to that date is that of the Fund’s Class SDR shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	3.31%	1.35%
Class C	4.06%	2.15%
Class I	3.00%	1.05%
Class Y	2.92%	1.00%
Class F	2.81%	0.90%
Class SDR	2.81%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability.

4

Hartford Schroders Diversified Emerging Markets Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.0%
Consumer Discretionary	11.8
Consumer Staples	5.5
Energy	4.1
Financials	23.4
Health Care	4.1
Industrials	6.6
Information Technology	23.7
Materials	4.5
Real Estate	1.2
Utilities	1.2
Total	98.1%
Short-Term Investments	1.7
Other Assets & Liabilities	0.2
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
5

Hartford Schroders Emerging Markets Equity Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	16.20%	-5.44%	-0.81%	2.01%
Class A3	9.81%	-10.66%	-1.93%	1.43%
Class C2	15.86%	-6.04%	-1.45%	1.65%
Class C4	14.86%	-6.97%	-1.45%	1.65%
Class I2	16.36%	-5.18%	-0.54%	2.26%
Class R3[2]	16.08%	-5.59%	-1.01%	1.98%
Class R4[2]	16.28%	-5.39%	-0.67%	2.16%
Class R5[2]	16.46%	-5.10%	-0.49%	2.30%
Class Y2	16.36%	-5.13%	-0.47%	2.33%
Class F2	16.52%	-4.99%	-0.36%	2.37%
Class SDR[2]	16.48%	-4.98%	-0.36%	2.41%
MSCI Emerging Markets Index (Net)	16.36%	-6.51%	-1.05%	1.80%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Market Equity Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Effective as of the close of business on 04/15/2021, the Fund was closed to new investors, subject to certain exceptions. For more information, please see the Fund's prospectus.
Operating Expenses*	Gross	Net
Class A	1.56%	1.45%
Class C	2.15%	2.15%
Class I	1.25%	1.25%
Class R3	1.78%	1.78%
Class R4	1.47%	1.47%
Class R5	1.18%	1.18%
Class Y	1.17%	1.17%
Class F	1.07%	1.07%
Class SDR	1.06%	1.06%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursement arrangements, if any. Net expenses reflect such arrangements only with respect to Class A. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as China. • Risks associated with investments in China include currency fluctuation, political, economic, social, environmental, regulatory and other risks, including risks associated with differing legal standards. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

6

Hartford Schroders Emerging Markets Equity Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.2%
Consumer Discretionary	12.2
Consumer Staples	6.1
Energy	2.1
Financials	27.3
Health Care	2.2
Industrials	5.9
Information Technology	25.1
Materials	5.4
Real Estate	1.8
Utilities	1.1
Total	98.4%
Short-Term Investments	1.9
Other Assets & Liabilities	(0.3)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
7

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 06/25/2013 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	12.21%	3.91%	-1.64%	1.05%
Class A4	7.20%	-0.82%	-2.54%	0.58%
Class C3	11.82%	3.14%	-2.35%	0.61%
Class C5	10.82%	2.16%	-2.35%	0.61%
Class I3	12.37%	4.18%	-1.37%	1.30%
Class R3[3]	12.02%	3.59%	-1.70%	1.05%
Class R4[3]	12.21%	3.91%	-1.50%	1.20%
Class R5[3]	12.40%	4.23%	-1.32%	1.31%
Class Y3	12.40%	4.23%	-1.29%	1.34%
Class F3	12.47%	4.32%	-1.29%	1.33%
Class SDR[3]	12.45%	4.34%	-1.26%	1.39%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	12.28%	2.34%	0.13%	2.06%

[1]	Not annualized.
[2]	Inception: 06/25/2013
[3]	Without sales charge
[4]	Reflects maximum sales charge of 4.50%
[5]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.65%	1.15%
Class C	2.46%	1.90%
Class I	1.32%	0.90%
Class R3	1.93%	1.45%
Class R4	1.63%	1.15%
Class R5	1.33%	0.85%
Class Y	1.32%	0.85%
Class F	1.21%	0.75%
Class SDR	1.21%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Because the Fund is non-diversified, it may invest in a smaller number of issuers, and may be more exposed to risks and volatility than a more broadly diversified fund. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

8

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	41.3%
Foreign Government Obligations	54.0
Total	95.3%
Short-Term Investments	4.9
Other Assets & Liabilities	(0.2)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
9

Hartford Schroders International Contrarian Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/24/2022 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Cumulative Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	Since Inception[2]
Class I	32.28%	15.75%
Class SDR	32.31%	15.77%
MSCI EAFE Value Index (Net)	22.90%	7.32%
MSCI EAFE Index (Net)	24.19%	9.93%

[1]	Not annualized.
[2]	Inception: 05/24/2022
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class I	1.38%	0.85%
Class SDR	1.19%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.
• To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Because the Fund may hold a limited number of securities, the Fund is subject to a greater risk of loss if any of those securities decline in price. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	19.8%
Consumer Discretionary	14.6
Consumer Staples	12.1
Energy	8.0
Financials	19.9
Health Care	10.7
Industrials	2.0
Materials	7.9
Total	95.0%
Short-Term Investments	4.2
Other Assets & Liabilities	0.8
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford Schroders International Multi-Cap Value Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 08/30/2006 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	18.38%	1.08%	1.44%	3.73%
Class A3	11.85%	-4.50%	0.30%	3.14%
Class C2	18.06%	0.37%	0.70%	3.32%
Class C4	17.06%	-0.60%	0.70%	3.32%
Class I2	18.53%	1.36%	1.73%	4.02%
Class R3[2]	18.14%	0.78%	1.15%	3.62%
Class R4[2]	18.41%	1.04%	1.40%	3.80%
Class R5[2]	18.57%	1.37%	1.73%	4.00%
Class Y2	18.57%	1.38%	1.75%	4.05%
Class F2	18.59%	1.47%	1.81%	4.08%
Class SDR[2]	18.62%	1.47%	1.84%	4.10%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%
MSCI ACWI ex USA Value Index (Net)	19.84%	3.76%	1.27%	2.87%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.11%	1.11%
Class C	1.85%	1.85%
Class I	0.85%	0.85%
Class R3	1.46%	1.46%
Class R4	1.16%	1.16%
Class R5	0.85%	0.85%
Class Y	0.85%	0.85%
Class F	0.74%	0.74%
Class SDR	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

11

Hartford Schroders International Multi-Cap Value Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.7%
Consumer Discretionary	12.7
Consumer Staples	5.7
Energy	9.0
Financials	20.9
Health Care	7.8
Industrials	10.4
Information Technology	9.7
Materials	7.9
Real Estate	1.2
Utilities	3.2
Total	97.2%
Short-Term Investments	1.8
Other Assets & Liabilities	1.0
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.
12

Hartford Schroders International Stock Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 12/19/1985 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	23.52%	6.66%	6.47%	6.32%
Class A3	16.69%	0.80%	5.27%	5.72%
Class C2	22.99%	5.89%	5.69%	5.91%
Class C4	21.99%	4.89%	5.69%	5.91%
Class I2	23.68%	6.95%	6.77%	6.60%
Class R3[2]	23.22%	6.27%	6.22%	6.30%
Class R4[2]	23.47%	6.57%	6.49%	6.44%
Class R5[2]	23.59%	6.95%	6.75%	6.60%
Class Y2	23.61%	6.93%	6.76%	6.62%
Class F2	23.60%	7.05%	6.84%	6.65%
Class SDR[2]	23.72%	7.06%	6.85%	6.68%
MSCI ACWI ex USA Index (Net)	20.65%	3.05%	2.50%	3.97%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder International Alpha Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.07%	1.07%
Class C	1.81%	1.81%
Class I	0.81%	0.81%
Class R3	1.43%	1.43%
Class R4	1.13%	1.13%
Class R5	0.81%	0.81%
Class Y	0.82%	0.82%
Class F	0.71%	0.71%
Class SDR	0.71%	0.71%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country. • Small- and mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.0%
Consumer Discretionary	12.7
Consumer Staples	11.3
Energy	2.8
Financials	16.1
Health Care	15.1
Industrials	17.1
Information Technology	15.3
Utilities	3.6
Total	98.0%
Short-Term Investments	1.6
Other Assets & Liabilities	0.4
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Schroders Sustainable Core Bond Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 01/31/2018 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks long-term total return consistent with the preservation of capital while giving special consideration to certain sustainability criteria.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Class I	7.08%	-1.03%	1.47%	1.17%
Class R3	7.09%	-1.08%	1.45%	1.15%
Class R4	7.04%	-1.08%	1.45%	1.15%
Class R5	7.24%	-0.97%	1.51%	1.21%
Class Y	7.15%	-0.91%	1.48%	1.18%
Class F	7.30%	-0.86%	1.54%	1.24%
Class SDR	7.33%	-0.82%	1.53%	1.23%
Bloomberg US Aggregate Bond Index	6.91%	-0.43%	1.18%	0.92%

[1]	Not annualized.
[2]	Inception: 01/31/2018.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective after the close of business on 11/12/2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Fund (the "Reorganization"). The performance information shown for periods prior to the Reorganization is that of the Predecessor Fund. Prior to the Reorganization, Class SDR shares were called R6 Shares and Class Y shares were called Investor Shares. Class I shares commenced operations on 11/12/2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s Investor Shares and, prior to 06/29/2020 (the inception date of the Predecessor Fund’s Investor Shares), the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares. Class R3, Class R4, Class R5 and Class F shares commenced operations on 11/12/2021 and performance prior to this date reflects the historical performance, fees and expenses of the Predecessor Fund’s R6 Shares. Performance for Class Y shares prior to 06/29/2020 (the inception date of the Predecessor Fund’s Investor Shares) reflects the historical performance, fees and expenses of R6 Shares of the Predecessor Fund. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to the Reorganization.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class I	0.60%	0.51%
Class R3	1.12%	1.06%
Class R4	0.82%	0.76%
Class R5	0.52%	0.46%
Class Y	0.48%	0.40%
Class F	0.41%	0.36%
Class SDR	0.41%	0.32%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities' risks include credit, interest-rate, prepayment, and extension risk. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Changes related to LIBOR could have an adverse impact on financial instruments that reference this rate. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Foreign investments, including foreign government debt, may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.

14

Hartford Schroders Sustainable Core Bond Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	1.5%
Corporate Bonds	36.0
Municipal Bonds	2.0
U.S. Government Agencies(2)	26.7
U.S. Government Securities	32.9
Total	99.1%
Short-Term Investments	0.2
Other Assets & Liabilities	0.7
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
15

Hartford Schroders Sustainable International Core Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 05/24/2022 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation while giving special consideration to certain sustainability criteria.
Cumulative Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	Since Inception[2]
Class I	24.43%	7.01%
Class SDR	24.46%	7.03%
MSCI ACWI ex USA Index (Net)	20.65%	5.80%

[1]	Not annualized.
[2]	Inception: 05/24/2022
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class I	1.39%	0.85%
Class SDR	1.20%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets or if the Fund focuses in a particular geographic region or country, such as Japan. • Mid-cap securities can have greater risks and volatility than large-cap securities. • Applying sustainability criteria to the investment process may result in foregoing certain investments and underperformance comparative to funds that do not have a similar focus. There is a risk that the securities identified by the sub-adviser as meeting its sustainable investing criteria do not operate as anticipated. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.7%
Consumer Discretionary	12.9
Consumer Staples	7.9
Energy	2.1
Financials	19.5
Health Care	10.7
Industrials	13.4
Information Technology	11.9
Materials	6.1
Utilities	4.2
Total	92.4%
Short-Term Investments	6.9
Other Assets & Liabilities	0.7
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

16

Hartford Schroders Tax-Aware Bond Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 10/03/2011 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	9.17%	2.83%	1.78%	2.18%
Class A3	4.22%	-1.80%	0.85%	1.71%
Class C2	8.62%	1.93%	0.89%	1.70%
Class C4	7.62%	0.93%	0.89%	1.70%
Class I2	9.19%	2.98%	1.99%	2.42%
Class Y2	9.14%	2.90%	1.92%	2.38%
Class F2	9.31%	3.11%	2.03%	2.44%
Class SDR[2]	9.32%	3.12%	2.04%	2.43%
Bloomberg Municipal Bond Index	7.65%	2.87%	2.06%	2.25%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 4.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund and the Predecessor Fund’s predecessor. Prior to 10/24/2016, Class A and Class I were called Advisor Shares and Investor Shares, respectively. Performance for Class A shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Advisor Shares) reflects the performance of the Predecessor Fund’s Investor Shares adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016. Performance for the Fund prior to 06/14/2013 reflects performance of the Predecessor Fund’s predecessor.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	0.83%	0.71%
Class C	1.62%	1.59%
Class I	0.61%	0.49%
Class Y	0.63%	0.56%
Class F	0.52%	0.46%
Class SDR	0.52%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Mortgage-related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.

17

Hartford Schroders Tax-Aware Bond Fund
 Fund Overview – (continued)
 April 30, 2023 (Unaudited)

Composition by Security Type(1)
as of 04/30/2023
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	4.9%
Municipal Bonds	76.5
U.S. Government Agencies(2)	3.0
U.S. Government Securities	0.9
Total	85.3%
Short-Term Investments	19.1
Other Assets & Liabilities	(4.4)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of April 30, 2023.
18

Hartford Schroders US MidCap Opportunities Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 03/31/2006 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	5.62%	2.78%	7.79%	10.08%
Class A3	-0.21%	-2.86%	6.58%	9.46%
Class C2	5.19%	1.96%	6.98%	9.63%
Class C4	4.19%	0.97%	6.98%	9.63%
Class I2	5.76%	3.05%	8.08%	10.37%
Class R3[2]	5.42%	2.33%	7.40%	9.92%
Class R4[2]	5.60%	2.75%	7.77%	10.16%
Class R5[2]	5.75%	3.04%	8.05%	10.35%
Class Y2	5.74%	2.97%	8.07%	10.37%
Class F2	5.80%	3.09%	8.17%	10.43%
Class SDR[2]	5.78%	3.14%	8.18%	10.46%
Russell Midcap Index	3.80%	-1.69%	7.97%	9.85%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 12/30/2014 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
Performance information prior to 05/01/2019 reflect when the Fund invested at least 80% of its assets in securities of companies considered by Schroder Investment Management North America Inc. to be small- or mid-cap companies located in the United States.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.17%	1.17%
Class C	1.91%	1.91%
Class I	0.89%	0.89%
Class R3	1.52%	1.52%
Class R4	1.22%	1.22%
Class R5	0.92%	0.92%
Class Y	0.91%	0.91%
Class F	0.80%	0.80%
Class SDR	0.81%	0.81%

*	Expenses as shown in the Fund’s most recent prospectus. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Mid-cap securities can have greater risks and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.7%
Consumer Discretionary	8.0
Consumer Staples	1.5
Energy	3.9
Financials	12.7
Health Care	11.2
Industrials	21.5
Information Technology	19.7
Materials	4.0
Real Estate	3.0
Utilities	5.2
Total	95.4%
Short-Term Investments	4.7
Other Assets & Liabilities	(0.1)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

19

Hartford Schroders US Small Cap Opportunities Fund
 Fund Overview
 April 30, 2023 (Unaudited)

Inception 08/06/1993 Sub-advised by Schroder Investment Management North America Inc.	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 04/30/2023
	Six Months[1]	1 Year	5 Years	10 Years
Class A2	-1.10%	-3.08%	5.47%	8.51%
Class A3	-6.55%	-8.41%	4.29%	7.90%
Class C2	-1.45%	-3.78%	4.69%	8.09%
Class C4	-2.43%	-4.73%	4.69%	8.09%
Class I2	-0.96%	-2.82%	5.77%	8.83%
Class R3[2]	-1.25%	-3.36%	5.17%	8.45%
Class R4[2]	-1.08%	-3.06%	5.51%	8.67%
Class R5[2]	-0.93%	-2.75%	5.79%	8.83%
Class Y2	-0.93%	-2.75%	5.81%	8.85%
Class F2	-0.92%	-2.67%	5.89%	8.90%
Class SDR[2]	-0.89%	-2.67%	5.90%	8.92%
Russell 2000 Index	-3.45%	-3.65%	4.15%	7.88%

[1]	Not annualized.
[2]	Without sales charge
[3]	Reflects maximum sales charge of 5.50%
[4]	Reflects a contingent deferred sales charge of 1.00%
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns presented above were calculated using the applicable class' net asset value available to shareholders for sale or redemption of Fund shares on 04/30/2023, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses. The total returns presented in the Financial Highlights section of the report are calculated in the same manner, but also take into account certain adjustments that are necessary under generally accepted accounting principles. As a result, the total returns in the Financial Highlights section may differ from the total returns presented above.
Effective immediately before the opening of business on 10/24/2016, the Schroder U.S. Opportunities Fund (the “Predecessor Fund”) was reorganized into the Fund. The performance information shown for periods prior to 10/24/2016 is that of the Predecessor Fund. Prior to 10/24/2016, Class A, Class I and Class SDR were called Advisor Shares, Investor Shares and R6 Shares, respectively. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/2016 and performance prior to this date reflects the performance of the Predecessor Fund’s Investor Shares. Performance for Class SDR shares prior to 09/28/2015 (the inception date of the Predecessor Fund’s Class R6 Shares) reflects the performance of the Predecessor Fund’s Investor Shares. Class F shares commenced operations on 02/28/2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to Class F’s inception date has not been adjusted to reflect the operating expenses of Class F. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/2016.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
Performance information may reflect expense waivers/reimbursements without which performance would have been lower.
Operating Expenses*	Gross	Net
Class A	1.37%	1.35%
Class C	2.13%	2.10%
Class I	1.09%	1.09%
Class R3	1.70%	1.65%
Class R4	1.41%	1.35%
Class R5	1.11%	1.05%
Class Y	1.10%	1.05%
Class F	0.99%	0.95%
Class SDR	0.99%	0.95%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce gross expenses. These arrangements remain in effect until 02/29/2024 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 04/30/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Small-cap securities can have greater risks, including liquidity risk, and volatility than large-cap securities. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur.  • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Sector(1)
as of 04/30/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.1%
Consumer Discretionary	9.5
Consumer Staples	4.8
Energy	3.9
Financials	14.1
Health Care	14.9
Industrials	20.6
Information Technology	10.2
Materials	7.9
Real Estate	3.1
Utilities	3.1
Total	95.2%
Short-Term Investments	5.4
Other Assets & Liabilities	(0.6)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

20

Hartford Schroders Funds
Benchmark Glossary (Unaudited)

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted (reflects no deduction for fees, expenses or taxes) is a blended index produced by JP Morgan that is comprised of 1/3 JP Morgan GBI Emerging Markets Global Diversified Index, 1/3 JP Morgan EMBI Global Diversified Index, and 1/3 JP Morgan CEMBI Broad Diversified Index. The JEMB - Equal Weighted is designed to blend US dollar and local currency denominated sovereign, quasi-sovereign and corporate bonds in equal proportion.
MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.
MSCI ACWI (All Country World) ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed (excluding the US) and emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
MSCI China A Onshore Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid-cap securities across China securities listed on the Shanghai and Shenzhen exchanges. The index covers only those securities that are accessible through “Stock Connect”.
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.
Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest US-domiciled company common stocks based on a combination of their market capitalization and current index membership.
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap segment of the US equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR

21

Hartford Schroders Funds
Benchmark Glossary (Unaudited) – (continued)

DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
Additional Information Regarding MSCI Indices. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
22

Hartford Schroders Funds
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2022 through April 30, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads and CDSC). Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class' annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
Hartford Schroders China A Fund
Class A	$ 1,000.00	$ 1,185.80	$ 7.86	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class C	$ 1,000.00	$ 1,184.80	$ 8.56	$ 1,000.00	$ 1,016.96	$ 7.90	1.58%
Class I	$ 1,000.00	$ 1,187.90	$ 6.24	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class Y	$ 1,000.00	$ 1,188.00	$ 6.02	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class F	$ 1,000.00	$ 1,188.30	$ 5.37	$ 1,000.00	$ 1,019.89	$ 4.96	0.99%
Class SDR	$ 1,000.00	$ 1,189.20	$ 5.38	$ 1,000.00	$ 1,019.89	$ 4.96	0.99%
Hartford Schroders Diversified Emerging Markets Fund
Class A	$ 1,000.00	$ 1,137.40	$ 6.73	$ 1,000.00	$ 1,018.40	$ 6.36	1.27%
Class C	$ 1,000.00	$ 1,134.70	$ 10.95	$ 1,000.00	$ 1,014.58	$ 10.34	2.07%
Class I	$ 1,000.00	$ 1,139.00	$ 5.15	$ 1,000.00	$ 1,019.98	$ 4.86	0.97%
Class Y	$ 1,000.00	$ 1,139.50	$ 4.88	$ 1,000.00	$ 1,020.18	$ 4.61	0.92%
Class F	$ 1,000.00	$ 1,149.50	$ 4.74	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class SDR	$ 1,000.00	$ 1,141.10	$ 4.73	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Hartford Schroders Emerging Markets Equity Fund
Class A	$ 1,000.00	$ 1,162.00	$ 7.93	$ 1,000.00	$ 1,017.46	$ 7.40	1.48%
Class C	$ 1,000.00	$ 1,158.60	$ 11.66	$ 1,000.00	$ 1,013.98	$ 10.89	2.18%
Class I	$ 1,000.00	$ 1,163.60	$ 6.76	$ 1,000.00	$ 1,018.55	$ 6.31	1.26%
Class R3	$ 1,000.00	$ 1,160.80	$ 9.10	$ 1,000.00	$ 1,016.41	$ 8.50	1.70%
Class R4	$ 1,000.00	$ 1,162.80	$ 7.77	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R5	$ 1,000.00	$ 1,164.60	$ 6.33	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class Y	$ 1,000.00	$ 1,163.60	$ 6.33	$ 1,000.00	$ 1,018.94	$ 5.91	1.18%
Class F	$ 1,000.00	$ 1,165.20	$ 5.75	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
Class SDR	$ 1,000.00	$ 1,164.80	$ 5.74	$ 1,000.00	$ 1,019.49	$ 5.36	1.07%
23

Hartford Schroders Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class A	$ 1,000.00	$ 1,122.10	$ 6.05	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class C	$ 1,000.00	$ 1,118.20	$ 9.98	$ 1,000.00	$ 1,015.37	$ 9.49	1.90%
Class I	$ 1,000.00	$ 1,123.70	$ 4.74	$ 1,000.00	$ 1,020.33	$ 4.51	0.90%
Class R3	$ 1,000.00	$ 1,120.20	$ 7.62	$ 1,000.00	$ 1,017.60	$ 7.25	1.45%
Class R4	$ 1,000.00	$ 1,122.10	$ 6.05	$ 1,000.00	$ 1,019.14	$ 5.76	1.15%
Class R5	$ 1,000.00	$ 1,124.00	$ 4.48	$ 1,000.00	$ 1,020.83	$ 4.26	0.85%
Class Y	$ 1,000.00	$ 1,124.00	$ 4.48	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class F	$ 1,000.00	$ 1,122.70	$ 3.95	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class SDR	$ 1,000.00	$ 1,124.50	$ 3.95	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Hartford Schroders International Contrarian Value Fund
Class I	$ 1,000.00	$ 1,322.80	$ 4.03	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Class SDR	$ 1,000.00	$ 1,323.10	$ 4.03	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Hartford Schroders International Multi-Cap Value Fund
Class A	$ 1,000.00	$ 1,183.80	$ 6.01	$ 1,000.00	$ 1,019.29	$ 5.56	1.11%
Class C	$ 1,000.00	$ 1,180.60	$ 10.05	$ 1,000.00	$ 1,015.57	$ 9.30	1.86%
Class I	$ 1,000.00	$ 1,184.10	$ 4.60	$ 1,000.00	$ 1,020.58	$ 4.26	0.85%
Class R3	$ 1,000.00	$ 1,181.40	$ 7.52	$ 1,000.00	$ 1,017.90	$ 6.95	1.39%
Class R4	$ 1,000.00	$ 1,184.10	$ 6.23	$ 1,000.00	$ 1,019.09	$ 5.76	1.15%
Class R5	$ 1,000.00	$ 1,185.70	$ 4.55	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class Y	$ 1,000.00	$ 1,185.70	$ 4.55	$ 1,000.00	$ 1,020.63	$ 4.21	0.84%
Class F	$ 1,000.00	$ 1,185.90	$ 4.07	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Class SDR	$ 1,000.00	$ 1,184.90	$ 4.06	$ 1,000.00	$ 1,021.08	$ 3.76	0.75%
Hartford Schroders International Stock Fund
Class A	$ 1,000.00	$ 1,235.20	$ 5.82	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class C	$ 1,000.00	$ 1,229.90	$ 9.90	$ 1,000.00	$ 1,015.92	$ 8.95	1.79%
Class I	$ 1,000.00	$ 1,236.80	$ 4.32	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class R3	$ 1,000.00	$ 1,232.20	$ 7.47	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class R4	$ 1,000.00	$ 1,234.70	$ 6.04	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class R5	$ 1,000.00	$ 1,235.90	$ 4.32	$ 1,000.00	$ 1,020.93	$ 3.91	0.78%
Class Y	$ 1,000.00	$ 1,236.10	$ 4.44	$ 1,000.00	$ 1,020.83	$ 4.01	0.80%
Class F	$ 1,000.00	$ 1,236.00	$ 3.83	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Class SDR	$ 1,000.00	$ 1,237.20	$ 3.83	$ 1,000.00	$ 1,021.37	$ 3.46	0.69%
Hartford Schroders Sustainable Core Bond Fund
Class I	$ 1,000.00	$ 1,070.80	$ 2.62	$ 1,000.00	$ 1,022.27	$ 2.56	0.51%
Class R3	$ 1,000.00	$ 1,070.90	$ 3.28	$ 1,000.00	$ 1,021.72	$ 3.21	0.64%
Class R4	$ 1,000.00	$ 1,070.40	$ 3.03	$ 1,000.00	$ 1,021.92	$ 2.96	0.59%
Class R5	$ 1,000.00	$ 1,072.40	$ 2.36	$ 1,000.00	$ 1,022.61	$ 2.31	0.46%
Class Y	$ 1,000.00	$ 1,071.50	$ 2.05	$ 1,000.00	$ 1,022.81	$ 2.01	0.40%
Class F	$ 1,000.00	$ 1,073.00	$ 1.85	$ 1,000.00	$ 1,023.01	$ 1.81	0.36%
Class SDR	$ 1,000.00	$ 1,073.30	$ 1.65	$ 1,000.00	$ 1,023.21	$ 1.61	0.32%
Hartford Schroders Sustainable International Core Fund
Class I	$ 1,000.00	$ 1,244.30	$ 3.89	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Class SDR	$ 1,000.00	$ 1,244.60	$ 3.89	$ 1,000.00	$ 1,021.32	$ 3.51	0.70%
Hartford Schroders Tax-Aware Bond Fund
Class A	$ 1,000.00	$ 1,091.70	$ 3.68	$ 1,000.00	$ 1,021.27	$ 3.56	0.71%
Class C	$ 1,000.00	$ 1,086.20	$ 8.22	$ 1,000.00	$ 1,016.91	$ 7.95	1.59%
Class I	$ 1,000.00	$ 1,091.90	$ 2.54	$ 1,000.00	$ 1,022.36	$ 2.46	0.49%
Class Y	$ 1,000.00	$ 1,091.40	$ 2.90	$ 1,000.00	$ 1,022.02	$ 2.81	0.56%
Class F	$ 1,000.00	$ 1,093.10	$ 2.39	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
Class SDR	$ 1,000.00	$ 1,093.20	$ 2.39	$ 1,000.00	$ 1,022.51	$ 2.31	0.46%
24

Hartford Schroders Funds
Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses paid during the period November 1, 2022 through April 30, 2023	Annualized expense ratio
Hartford Schroders US MidCap Opportunities Fund
Class A	$ 1,000.00	$ 1,056.20	$ 5.91	$ 1,000.00	$ 1,019.04	$ 5.81	1.16%
Class C	$ 1,000.00	$ 1,051.90	$ 9.72	$ 1,000.00	$ 1,015.32	$ 9.54	1.91%
Class I	$ 1,000.00	$ 1,057.60	$ 4.54	$ 1,000.00	$ 1,020.38	$ 4.46	0.89%
Class R3	$ 1,000.00	$ 1,053.50	$ 7.69	$ 1,000.00	$ 1,017.31	$ 7.55	1.51%
Class R4	$ 1,000.00	$ 1,056.00	$ 5.81	$ 1,000.00	$ 1,019.14	$ 5.71	1.14%
Class R5	$ 1,000.00	$ 1,057.50	$ 4.44	$ 1,000.00	$ 1,020.48	$ 4.36	0.87%
Class Y	$ 1,000.00	$ 1,057.40	$ 4.64	$ 1,000.00	$ 1,020.28	$ 4.56	0.91%
Class F	$ 1,000.00	$ 1,058.00	$ 4.13	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Class SDR	$ 1,000.00	$ 1,057.80	$ 4.13	$ 1,000.00	$ 1,020.78	$ 4.06	0.81%
Hartford Schroders US Small Cap Opportunities Fund
Class A	$ 1,000.00	$ 989.00	$ 6.66	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class C	$ 1,000.00	$ 985.50	$ 10.34	$ 1,000.00	$ 1,014.38	$ 10.49	2.10%
Class I	$ 1,000.00	$ 990.40	$ 5.38	$ 1,000.00	$ 1,019.39	$ 5.46	1.09%
Class R3	$ 1,000.00	$ 987.50	$ 8.13	$ 1,000.00	$ 1,016.61	$ 8.25	1.65%
Class R4	$ 1,000.00	$ 989.20	$ 6.66	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class R5	$ 1,000.00	$ 990.70	$ 5.18	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class Y	$ 1,000.00	$ 990.70	$ 5.18	$ 1,000.00	$ 1,019.59	$ 5.26	1.05%
Class F	$ 1,000.00	$ 990.80	$ 4.69	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
Class SDR	$ 1,000.00	$ 991.10	$ 4.69	$ 1,000.00	$ 1,020.08	$ 4.76	0.95%
25

Hartford Schroders China A Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.0%
	Automobiles & Components - 2.5%
68,900	Fuyao Glass Industry Group Co. Ltd. Class A	$ 338,150
39,400	Huizhou Desay Sv Automotive Co. Ltd. Class A	589,228
		927,378
	Banks - 5.1%
151,792	Bank of Ningbo Co. Ltd. Class A	601,067
273,433	China Merchants Bank Co. Ltd. Class A	1,330,788
		1,931,855
	Capital Goods - 16.2%
84,701	Beijing Tianyishangjia New Material Corp. Ltd. Class A	236,470
124,200	CIMC Vehicles Group Co. Ltd. Class A	237,665
32,040	Contemporary Amperex Technology Co. Ltd. Class A	1,072,141
2,700	Gongniu Group Co. Ltd. Class A	57,841
180,900	Han's Laser Technology Industry Group Co. Ltd. Class A*	683,701
180,840	Hongfa Technology Co. Ltd. Class A	817,855
81,440	JL Mag Rare-Earth Co. Ltd. Class A	328,335
39,068	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	230,396
12,723	Pylon Technologies Co. Ltd. Class A	446,001
307,400	Sany Heavy Industry Co. Ltd. Class A	733,363
67,800	Sinoseal Holding Co. Ltd. Class A	450,948
74,500	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	412,366
125,100	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	422,310
		6,129,392
	Consumer Discretionary Distribution & Retail - 1.2%
19,200	China Tourism Group Duty Free Corp. Ltd. Class A	447,952
	Consumer Durables & Apparel - 3.5%
143,800	Midea Group Co. Ltd. Class A	1,180,277
9,189	Oppein Home Group, Inc. Class A	153,055
		1,333,332
	Food, Beverage & Tobacco - 9.0%
95,295	Chacha Food Co. Ltd. Class A	596,533
20,300	Chongqing Brewery Co. Ltd. Class A	306,012
4,045	Kweichow Moutai Co. Ltd. Class A	1,029,701
301,075	Toly Bread Co. Ltd. Class A	498,680
141,000	Wens Foodstuffs Group Co. Ltd. Class A	403,060
23,299	Wuliangye Yibin Co. Ltd. Class A	569,239
		3,403,225
	Health Care Equipment & Services - 2.8%
114,400	Edan Instruments, Inc. Class A	257,591
12,740	iRay Technology Co. Ltd. Class A	506,606
17,740	Qingdao Haier Biomedical Co. Ltd. Class A	176,930
124,865	Shanghai Kinetic Medical Co. Ltd. Class A	127,915
		1,069,042
	Insurance - 5.7%
287,800	Ping An Insurance Group Co. of China Ltd. Class A	2,157,999
	Materials - 21.5%
270,400	China Jushi Co. Ltd. Class A	570,094
230,809	Chongqing Zaisheng Technology Corp. Ltd. Class A*	149,065
256,414	Citic Pacific Special Steel Group Co. Ltd. Class A	598,468
196,680	Hengli Petrochemical Co. Ltd. Class A	449,443
256,600	Hubei Dinglong Co. Ltd. Class A	984,280
148,700	LB Group Co. Ltd. Class A	372,272
389,546	Satellite Chemical Co. Ltd. Class A	799,252
180,400	Shandong Sinocera Functional Material Co. Ltd. Class A*	768,066
79,500	Wanhua Chemical Group Co. Ltd. Class A*	1,059,853
45,218	Western Superconducting Technologies Co. Ltd. Class A	509,568
101,640	Zhejiang Huayou Cobalt Co. Ltd. Class A	765,745
584,057	Zijin Mining Group Co. Ltd. Class A	1,086,428
		8,112,534
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.0% - (continued)
	Media & Entertainment - 3.2%
199,100	Mango Excellent Media Co. Ltd. Class A	$ 1,032,929
56,800	Perfect World Co. Ltd. Class A	180,221
		1,213,150
	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
72,400	Amoy Diagnostics Co. Ltd. Class A	294,389
39,000	Hangzhou Tigermed Consulting Co. Ltd. Class A	513,240
144,400	Hualan Biological Engineering, Inc. Class A	486,250
27,260	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	457,015
77,960	WuXi AppTec Co. Ltd. Class A	762,390
		2,513,284
	Real Estate Management & Development - 0.9%
162,844	Poly Developments & Holdings Group Co. Ltd. Class A	327,413
	Semiconductors & Semiconductor Equipment - 0.9%
35,556	LONGi Green Energy Technology Co. Ltd. Class A	179,608
31,700	Sino Wealth Electronic Ltd. Class A	155,670
		335,278
	Technology Hardware & Equipment - 3.2%
69,133	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	659,363
147,159	Shenzhen Sunlord Electronics Co. Ltd. Class A	469,192
30,500	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	85,561
		1,214,116
	Transportation - 2.7%
346,700	China Southern Airlines Co. Ltd. Class A*	388,253
25,600	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	341,991
35,200	SF Holding Co. Ltd. Class A	287,172
		1,017,416
	Total Common Stocks (cost $34,759,380)	$ 32,133,366
WARRANTS - 12.7%(1)
	Banks - 3.8%
45,388	Autobio Diagnostics Co. Ltd. Expires 10/13/2023*	$ 374,925
65,195	Micro-Tech Nanjing Co. Ltd. Expires 10/2/2023*	841,074
16,209	Suzhou Everbright Photonics Co. Ltd. Expires 4/24/2024*	217,580
		1,433,579
	Financial Services - 1.1%
15,439	ZWSOFT Co. Ltd. Guangzhou Expires 9/22/2023*	435,413
	Health Care Equipment & Services - 2.5%
5,432	iRay Technology Co. Ltd. Expires 6/13/2023*	216,004
42,185	Qingdao Haier Biomedical Co. Ltd. Expires 1/03/2024*	420,377
30,648	Qingdao Haier Biomedical Co. Ltd. Expires 5/29/2023*	305,409
		941,790
	Household & Personal Products - 1.5%
113,970	Ninebot Ltd. Expires 8/28/2023*	550,093
	Software & Services - 2.4%
63,425	Piesat Information Technology Co. Ltd. Expires 12/22/2023*	916,102

The accompanying notes are an integral part of these financial statements.
26

Hartford Schroders China A Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 12.7%(1) - (continued)
	Technology Hardware & Equipment - 1.4%
15,840	Gongniu Group Co. Ltd. Expires 2/17/2023*		$ 338,831
26,311	Shanghai Holystar Information Technology Co. Ltd. Expires 1/18/2024*		188,744
			527,575
	Total Warrants (cost $4,787,928)		$ 4,804,552
	Total Long-Term Investments (cost $39,547,308)		$ 36,937,918
SHORT-TERM INVESTMENTS - 2.1%
	Other Investment Pools & Funds - 2.1%
804,567	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(2)		$ 804,567
	Total Short-Term Investments (cost $804,567)		$ 804,567
	Total Investments (cost $40,351,875)	99.8%	$ 37,742,485
	Other Assets and Liabilities	0.2%	90,167
	Total Net Assets	100.0%	$ 37,832,652
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 927,378	$ —	$ 927,378	$ —
Banks	1,931,855	—	1,931,855	—
Capital Goods	6,129,392	—	6,129,392	—
Consumer Discretionary Distribution & Retail	447,952	—	447,952	—
Consumer Durables & Apparel	1,333,332	—	1,333,332	—
Food, Beverage & Tobacco	3,403,225	—	3,403,225	—
Health Care Equipment & Services	1,069,042	764,197	304,845	—
Insurance	2,157,999	—	2,157,999	—
Materials	8,112,534	—	8,112,534	—
Media & Entertainment	1,213,150	—	1,213,150	—
Pharmaceuticals, Biotechnology & Life Sciences	2,513,284	—	2,513,284	—
Real Estate Management & Development	327,413	—	327,413	—
Semiconductors & Semiconductor Equipment	335,278	—	335,278	—
Technology Hardware & Equipment	1,214,116	—	1,214,116	—
Transportation	1,017,416	—	1,017,416	—
Warrants	4,804,552	—	4,804,552	—
Short-Term Investments	804,567	804,567	—	—
Total	$ 37,742,485	$ 1,568,764	$ 36,173,721	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
27

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Brazil - 2.9%
15,500	Alupar Investimento SA	$ 84,029
15,000	B3 SA - Brasil Bolsa Balcao	35,126
28,600	BB Seguridade Participacoes SA	196,733
17,600	Cia de Saneamento de Minas Gerais Copasa MG	60,128
38,661	Cia Energetica de Minas Gerais ADR	93,560
52,600	Cosan SA	157,975
8,900	Hypera SA	66,467
19,600	Kepler Weber SA	28,332
9,000	M Dias Branco SA	51,606
11,800	Multiplan Empreendimentos Imobiliarios SA	61,273
10,830	Odontoprev SA	21,713
23,100	Porto Seguro SA	116,385
39,300	Santos Brasil Participacoes SA	66,658
26,100	TOTVS SA	134,273
2,800	Transmissora Alianca de Energia Eletrica SA	20,473
34,600	Ultrapar Participacoes SA	100,169
51,300	WEG SA	422,923
		1,717,823
	Chile - 0.4%
5,533	CAP SA	38,733
17,066	Empresas COPEC SA	118,748
1,297	Sociedad Quimica y Minera de Chile SA ADR	87,522
		245,003
	China - 27.1%
31,000	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	137,645
43,000	3SBio, Inc.(1)	43,084
573,000	Agricultural Bank of China Ltd. Class H	221,540
188,200	Alibaba Group Holding Ltd.*	1,989,956
31,500	Anhui Anke Biotechnology Group Co. Ltd. Class A	50,273
6,800	Anhui Guangxin Agrochemical Co. Ltd. Class A	28,698
100,000	BAIC Motor Corp. Ltd. Class H(1)	28,144
10,850	Baidu, Inc. Class A*	163,313
953,000	Bank of China Ltd. Class H	380,588
242,000	Bank of Communications Co. Ltd. Class H	156,308
82,800	Bank of Nanjing Co. Ltd. Class A	112,660
28,100	Bank of Ningbo Co. Ltd. Class A	111,270
9,200	Beijing United Information Technology Co. Ltd. Class A	79,954
10,200	Bethel Automotive Safety Systems Co. Ltd. Class A	94,582
20,000	BOE Varitronix Ltd.	32,712
234,000	Bosideng International Holdings Ltd.	115,404
11,500	BYD Co. Ltd. Class H	348,752
8,300	Chengxin Lithium Group Co. Ltd. Class A	38,140
169,000	China Everbright Bank Co. Ltd. Class H	54,124
166,000	China Feihe Ltd.(1)	112,098
25,400	China Jushi Co. Ltd. Class A	53,552
38,000	China Life Insurance Co. Ltd. Class H	73,004
36,000	China Meidong Auto Holdings Ltd.	55,865
65,000	China Merchants Bank Co. Ltd. Class H	313,763
60,000	China Merchants Port Holdings Co. Ltd.	89,029
75,000	China Overseas Property Holdings Ltd.	83,288
30,000	China Pacific Insurance Group Co. Ltd. Class H	89,611
149,000	China Suntien Green Energy Corp. Ltd. Class H	65,274
4,700	China Tourism Group Duty Free Corp. Ltd. Class A	109,655
1,330,000	China Tower Corp. Ltd. Class H(1)	169,739
32,000	China Water Affairs Group Ltd.	25,648
68,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	26,284
60,000	CIMC Enric Holdings Ltd.	55,265
4,320	Contemporary Amperex Technology Co. Ltd. Class A	144,558
108,000	CSPC Pharmaceutical Group Ltd.	109,976
53,400	Dongfang Electric Corp. Ltd. Class H	75,666
3,500	East Buy Holding Ltd.*(1)(2)	12,134
5,000	Eastroc Beverage Group Co. Ltd. Class A*	129,079
13,500	Ecovacs Robotics Co. Ltd. Class A	135,863
15,300	ENN Energy Holdings Ltd.	209,788
18,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	76,484
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 27.1% - (continued)
6,880	Ganfeng Lithium Group Co. Ltd. Class H(1)	$ 45,393
17,000	Geely Automobile Holdings Ltd.	21,105
15,200	Giant Biogene Holding Co. Ltd.*(1)	68,656
4,600	Ginlong Technologies Co. Ltd. Class A*	75,790
2,156	GoodWe Technologies Co. Ltd. Class A	81,134
53,000	Greentown Management Holdings Co. Ltd.(1)	50,694
10,600	Guangzhou Tinci Materials Technology Co. Ltd. Class A	65,486
5,600	Hangzhou Tigermed Consulting Co. Ltd. Class H(1)	46,649
17,440	Hefei Meiya Optoelectronic Technology, Inc. Class A	68,435
10,900	Huali Industrial Group Co. Ltd. Class A	69,544
4,600	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	20,975
400	Huizhou Desay Sv Automotive Co. Ltd. Class A	5,982
855,000	Industrial & Commercial Bank of China Ltd. Class H	459,993
9,200	Jafron Biomedical Co. Ltd. Class A	38,275
11,550	JD Health International, Inc.*(1)	83,346
44,630	JD.com, Inc. Class A	796,549
3,400	Jiangsu Hengli Hydraulic Co. Ltd. Class A	30,267
49,000	Jiumaojiu International Holdings Ltd.(1)	110,099
11,100	LONGi Green Energy Technology Co. Ltd. Class A	56,071
20,800	Meituan Class B*(1)	355,481
12,000	NetDragon Websoft Holdings Ltd.	23,498
23,000	NetEase, Inc.	409,455
39,500	New China Life Insurance Co. Ltd. Class H	113,110
5,800	Ningbo Deye Technology Co. Ltd. Class A	210,860
27,800	Nongfu Spring Co. Ltd. Class H(1)	150,836
42,500	Ping An Insurance Group Co. of China Ltd. Class H	310,060
28,000	Pop Mart International Group Ltd.(1)	67,923
260,000	Postal Savings Bank of China Co. Ltd. Class H(1)	169,518
5,200	Proya Cosmetics Co. Ltd. Class A	126,219
3,721	Pylon Technologies Co. Ltd. Class A	130,439
7,100	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	79,574
8,700	Shanghai M&G Stationery, Inc. Class A	58,297
14,900	Shenzhen Inovance Technology Co. Ltd. Class A	133,148
8,600	Shenzhen Kstar Science & Technology Co. Ltd. Class A	58,070
1,800	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	81,188
15,800	Sichuan Yahua Industrial Group Co. Ltd. Class A	42,922
14,800	Sieyuan Electric Co. Ltd. Class A	98,335
29,000	Simcere Pharmaceutical Group Ltd.(1)	34,278
36,500	Sinopec Engineering Group Co. Ltd. Class H	18,927
600	Suzhou Maxwell Technologies Co. Ltd. Class A*	23,834
70,700	Tencent Holdings Ltd.	3,140,219
19,800	Tianqi Lithium Corp. Class H*	124,318
60,000	Towngas Smart Energy Co. Ltd.*	27,723
8,650	Vipshop Holdings Ltd. ADR*	135,805
200,000	Want Want China Holdings Ltd.	127,551
5,800	WuXi AppTec Co. Ltd. Class H(1)	51,011
38,000	Wuxi Biologics Cayman, Inc.*(1)	226,588
5,400	Xiamen Faratronic Co. Ltd. Class A	104,045
142,000	Xinyi Solar Holdings Ltd.	152,664
46,000	Yadea Group Holdings Ltd.(1)	107,549
12,400	Yangling Metron New Material, Inc. Class A	81,768
30,500	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	119,713
14,100	Yealink Network Technology Corp. Ltd. Class A	134,390
5,200	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	51,509
9,200	Zhejiang Supor Co. Ltd. Class A	68,452
22,500	Zhongsheng Group Holdings Ltd.	96,109
4,500	ZTO Express Cayman, Inc.	123,896
		16,166,495
	Colombia - 0.1%
4,589	Geopark Ltd.	50,158
	Czech Republic - 0.1%
1,438	Komercni Banka AS	46,431

The accompanying notes are an integral part of these financial statements.
28

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Greece - 0.8%
9,714	Hellenic Telecommunications Organization SA	$ 141,938
2,213	JUMBO SA	50,986
3,981	Motor Oil Hellas Corinth Refineries SA	94,882
4,083	Mytilineos SA	118,459
17,644	National Bank of Greece SA*	92,334
		498,599
	Hong Kong - 2.4%
111,800	AIA Group Ltd.	1,217,175
54,000	Hang Lung Properties Ltd.	98,708
18,200	Hongkong Land Holdings Ltd.	80,998
9,000	Yue Yuen Industrial Holdings Ltd.	13,544
		1,410,425
	Hungary - 0.5%
4,889	OTP Bank Nyrt	148,982
7,497	Richter Gedeon Nyrt	181,071
		330,053
	India - 11.0%
2,526	Asian Paints Ltd.	89,896
2,903	Bajaj Auto Ltd.	157,563
1,674	Bajaj Finance Ltd.	129,121
32,663	Bharti Airtel Ltd.	319,749
176	Blue Dart Express Ltd.	12,800
958	Coforge Ltd.	49,281
8,179	Colgate-Palmolive India Ltd.	159,708
30,249	Dabur India Ltd.	197,431
3,017	Dr Reddy's Laboratories Ltd.	181,932
5,619	Eicher Motors Ltd.	227,538
1,040	Grindwell Norton Ltd.	24,217
20,359	HCL Technologies Ltd.	266,174
51,708	HDFC Bank Ltd.	1,069,073
6,591	Hindustan Unilever Ltd.	198,387
7,038	Housing Development Finance Corp. Ltd.	239,798
89,431	ICICI Bank Ltd.	1,008,879
24,764	Marico Ltd.	150,607
194	Nestle India Ltd.	51,681
1,897	Persistent Systems Ltd.	110,514
2,761	PI Industries Ltd.	114,511
71,607	Power Grid Corp. of India Ltd.	208,219
20,655	Reliance Industries Ltd.	613,395
2,607	Shriram Finance Ltd.	42,607
18,930	Sun Pharmaceutical Industries Ltd.	228,980
7,782	Sun TV Network Ltd.	41,189
13,302	Tata Consultancy Services Ltd.	525,917
14,722	UPL Ltd.	133,613
		6,552,780
	Indonesia - 3.1%
89,600	Bank BTPN Syariah Tbk PT	13,082
307,500	Bank Central Asia Tbk PT	190,297
790,600	Bank Mandiri Persero Tbk PT	279,477
258,800	Bank Negara Indonesia Persero Tbk PT	166,783
1,191,500	Bank Rakyat Indonesia Persero Tbk PT	415,213
308,000	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	16,586
590,400	Kalbe Farma Tbk PT	85,480
88,200	Matahari Department Store Tbk PT	24,370
381,800	Media Nusantara Citra Tbk PT*	15,381
195,000	Mitra Adiperkasa Tbk PT*	18,233
1,123,900	Perusahaan Gas Negara Tbk PT	109,944
1,359,900	Telkom Indonesia Persero Tbk PT	393,893
400,800	Unilever Indonesia Tbk PT	120,384
		1,849,123
	Malaysia - 1.7%
6,500	Bursa Malaysia Bhd	9,156
61,800	CELCOMDIGI Bhd	61,035
138,100	CIMB Group Holdings Bhd	156,898
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Malaysia - 1.7% - (continued)
57,200	Frontken Corp. Bhd	$ 39,259
67,000	Malayan Banking Bhd	130,200
26,600	Mega First Corp. Bhd	20,395
83,850	MR DIY Group M Bhd(1)	29,772
6,900	Petronas Gas Bhd	26,143
154,700	Press Metal Aluminium Holdings Bhd	179,263
247,400	Public Bank Bhd	216,042
73,500	RHB Bank Bhd	90,410
31,100	Uchi Technologies Bhd	24,084
27,600	Westports Holdings Bhd	21,891
		1,004,548
	Mexico - 3.3%
74,000	Alfa SAB de CV Class A	47,249
24,200	Arca Continental SAB de CV	231,172
39,200	Bolsa Mexicana de Valores SAB de CV	86,382
16,600	Concentradora Fibra Danhos SA de CV REIT	22,094
2,080	Fomento Economico Mexicano SAB de CV ADR	201,802
34,900	Genomma Lab Internacional SAB de CV Class B	28,981
16,300	Gentera SAB de CV	17,914
10,900	Grupo Aeroportuario del Centro Norte SAB de CV	119,576
1,069	Grupo Aeroportuario del Pacifico SAB de CV ADR	189,822
543	Grupo Aeroportuario del Sureste SAB de CV ADR	155,472
3,600	Grupo Comercial Chedraui SA de CV	21,284
36,500	Grupo Financiero Banorte SAB de CV Class O	316,329
84,100	Grupo Financiero Inbursa SAB de CV Class O*	205,531
151,900	Kimberly-Clark de Mexico SAB de CV Class A	343,347
		1,986,955
	Poland - 1.6%
5,885	Bank Polska Kasa Opieki SA	136,162
2,595	Dino Polska SA*(1)	264,647
5,855	KGHM Polska Miedz SA	168,422
22,824	Powszechna Kasa Oszczednosci Bank Polski SA	176,476
17,671	Powszechny Zaklad Ubezpieczen SA	162,801
516	Santander Bank Polska SA	41,971
		950,479
	Qatar - 0.3%
24,092	Qatar Fuel QSC	109,976
12,326	Qatar National Bank QPSC	52,192
		162,168
	Romania - 0.2%
19,488	NEPI Rockcastle NV	117,764
	Russia - 0.0%
378	HeadHunter Group PLC ADR*(3)	—
1,092	LUKOIL PJSC*(3)	—
762	Mobile TeleSystems PJSC*(3)	—
		—
	Saudi Arabia - 3.0%
13,543	Al Rajhi Bank	277,309
1,502	Elm Co.	177,403
1,744	Jarir Marketing Co.	75,885
1,380	Mouwasat Medical Services Co.	90,805
25,618	Riyad Bank	204,906
26,203	Saudi British Bank	252,550
31,367	Saudi National Bank	408,949
24,714	Saudi Telecom Co.	296,513
		1,784,320
	South Africa - 4.2%
3,187	Anglo American Platinum Ltd.	188,952
29,268	AVI Ltd.	109,229
10,201	Clicks Group Ltd.	149,085
27,233	FirstRand Ltd.	95,976
8,060	Gold Fields Ltd. ADR	125,414
16,088	Impala Platinum Holdings Ltd.	156,629

The accompanying notes are an integral part of these financial statements.
29

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Africa - 4.2% - (continued)
6,711	Kumba Iron Ore Ltd.	$ 163,189
16,970	Mr Price Group Ltd.	139,545
26,310	MTN Group Ltd.	184,796
17,578	MultiChoice Group	110,018
2,835	Naspers Ltd. Class N	505,372
13,769	Northam Platinum Holdings Ltd.*	134,766
19,190	Sappi Ltd.	43,610
23,050	Telkom SA SOC Ltd.*	41,851
41,784	Truworths International Ltd.	124,216
35,904	Vodacom Group Ltd.	246,099
		2,518,747
	South Korea - 14.6%
1,268	AfreecaTV Co. Ltd.	73,917
753	Celltrion, Inc.	90,729
323	CJ CheilJedang Corp.	74,796
541	CJ Corp.	37,043
850	CJ Freshway Corp.	18,116
2,963	Classys, Inc.	52,737
1,671	Daeduck Electronics Co. Ltd.	27,094
25,658	Daewoo Engineering & Construction Co. Ltd.*	81,136
859	DB HiTek Co. Ltd.	39,110
655	Dear U Co. Ltd.*	20,234
710	Dentium Co. Ltd.	76,642
3,341	DL E&C Co. Ltd.	88,277
10,900	Dongkuk Steel Mill Co. Ltd.	97,697
3,368	Doosan Bobcat, Inc.	129,219
484	GOLFZON Co. Ltd.	40,500
7,102	Hana Financial Group, Inc.	223,171
532	Hansol Chemical Co. Ltd.	88,675
2,876	HD Hyundai Co. Ltd.	127,532
3,044	HL Mando Co. Ltd.	105,751
1,055	Hyundai Department Store Co. Ltd.	40,850
4,898	Hyundai Engineering & Construction Co. Ltd.	150,700
755	Hyundai Steel Co.	20,644
16,132	Industrial Bank of Korea	121,486
2,377	JYP Entertainment Corp.	160,799
7,327	KB Financial Group, Inc.	271,950
326	Korea Zinc Co. Ltd.	125,301
4,076	Korean Air Lines Co. Ltd.	69,918
4,017	KT Corp.	90,152
627	LEENO Industrial, Inc.	62,971
2,180	LG Electronics, Inc.	179,017
123	LG Innotek Co. Ltd.	24,481
15,106	LG Uplus Corp.	124,600
986	Lotte Chemical Corp.	124,272
2,033	Lotte Corp.	42,647
1,291	LOTTE Fine Chemical Co. Ltd.	59,291
640	NEXTIN, Inc.	31,001
132	Park Systems Corp.	14,465
681	PharmaResearch Co. Ltd.	51,608
74,783	Samsung Electronics Co. Ltd.	3,679,629
3,697	Samsung Engineering Co. Ltd.*	80,695
409	Samsung SDI Co. Ltd.	212,260
8,269	Shinhan Financial Group Co. Ltd.	216,486
339	Shinsegae, Inc.	52,336
377	SK Chemicals Co. Ltd.	20,137
311	SK Gas Ltd.	28,083
9,516	SK Hynix, Inc.	640,270
1,115	SK Innovation Co. Ltd.*	145,116
1,151	SK Telecom Co. Ltd.	41,014
2,337	S-Oil Corp.	130,890
234	Soulbrain Co. Ltd.	38,504
314	Tokai Carbon Korea Co. Ltd.	23,499
13,283	Woori Financial Group, Inc.	116,827
1,773	Youngone Corp.	58,680
		8,742,955
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Taiwan - 15.2%
20,000	Accton Technology Corp.	$ 195,378
3,000	Advanced Energy Solution Holding Co. Ltd.	67,397
23,000	Advantech Co. Ltd.	278,482
4,000	Bizlink Holding, Inc.	34,355
151,000	Cathay Financial Holding Co. Ltd.	209,192
14,000	Chroma ATE, Inc.	86,908
71,000	Chunghwa Telecom Co. Ltd.	293,786
19,000	Compeq Manufacturing Co. Ltd.	26,765
25,000	Delta Electronics, Inc.	244,899
44,000	E Ink Holdings, Inc.	274,125
5,000	Eclat Textile Co. Ltd.	79,625
20,000	Feng TAY Enterprise Co. Ltd.	124,426
19,000	FLEXium Interconnect, Inc.*	58,567
40,050	Fubon Financial Holding Co. Ltd.	77,132
8,000	Fusheng Precision Co. Ltd.	56,333
6,000	Globalwafers Co. Ltd.	94,297
24,000	Gold Circuit Electronics Ltd.	77,315
4,000	Grape King Bio Ltd.	23,847
3,000	King Slide Works Co. Ltd.	40,405
2,000	KMC Kuei Meng International, Inc.	9,452
3,000	Lotes Co. Ltd.	86,023
8,000	Makalot Industrial Co. Ltd.	58,102
28,000	MediaTek, Inc.	608,828
5,000	Nan Ya Printed Circuit Board Corp.	45,015
7,000	Nien Made Enterprise Co. Ltd.	77,071
19,000	Novatek Microelectronics Corp.	259,751
3,000	Pegavision Corp.	42,551
19,000	President Chain Store Corp.	167,388
481,000	Shin Kong Financial Holding Co. Ltd.	131,460
4,000	Simplo Technology Co. Ltd.	40,154
5,000	Sinbon Electronics Co. Ltd.	55,437
7,000	Sino-American Silicon Products, Inc.	33,737
4,000	Sporton International, Inc.	34,499
282,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,617,917
3,276	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	276,167
18,000	TTY Biopharm Co. Ltd.	45,060
8,000	Unimicron Technology Corp.	38,011
4,000	Universal Vision Biotechnology Co. Ltd.	52,370
1,000	Voltronic Power Technology Corp.	57,500
		9,079,727
	Thailand - 1.8%
21,800	Advanced Info Service PCL NVDR	136,868
146,800	Bangchak Corp. PCL NVDR	130,585
30,700	Bangkok Bank PCL NVDR	141,570
119,400	Bangkok Dusit Medical Services PCL NVDR	102,573
16,600	Bumrungrad Hospital PCL NVDR	115,927
35,100	Kasikornbank PCL NVDR	128,865
214,000	Krung Thai Bank PCL NVDR	113,135
19,200	Somboon Advance Technology PCL NVDR	11,105
97,000	Supalai PCL NVDR	60,288
102,600	Thai Oil PCL NVDR	140,445
		1,081,361
	United Arab Emirates - 1.8%
96,147	Abu Dhabi National Oil Co. for Distribution PJSC	114,937
135,090	Emaar Properties PJSC	219,016
85,602	Emirates NBD Bank PJSC	329,250
54,971	Emirates Telecommunications Group Co. PJSC	359,838
61,892	Salik Co. PJSC	50,393
		1,073,434
	United States - 0.2%
3,363	Genpact Ltd.	149,822
	Total Common Stocks (cost $54,982,880)	$ 57,519,170

The accompanying notes are an integral part of these financial statements.
30

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.8%
	Brazil - 1.8%
78,510	Banco Bradesco SA (Preference Shares)		$ 218,005
87,200	Cia de Saneamento do Parana (Preference Shares)		66,784
61,800	Itau Unibanco Holding SA (Preference Shares)		321,155
89,380	Itausa SA (Preference Shares)		155,543
53,600	Petroleo Brasileiro SA (Preference Shares)		254,685
33,900	Randon SA Implementos e Participacoes (Preference Shares)		56,140
			1,072,312
	Chile - 0.0%
8,160	Embotelladora Andina SA (Preference Shares)		20,441
	Total Preferred Stocks (cost $1,172,407)		$ 1,092,753
	Total Long-Term Investments (cost $56,155,287)		$ 58,611,923
SHORT-TERM INVESTMENTS - 1.7%
	Other Investment Pools & Funds - 1.7%
987,469	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(4)		$ 987,469
	Total Short-Term Investments (cost $987,469)		$ 987,469
	Total Investments (cost $57,142,756)	99.8%	$ 59,599,392
	Other Assets and Liabilities	0.2%	129,274
	Total Net Assets	100.0%	$ 59,728,666
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $2,304,123, representing 3.9% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
31

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,717,823	$ 1,717,823	$ —	$ —
Chile	245,003	245,003	—	—
China	16,166,495	135,805	16,030,690	—
Colombia	50,158	50,158	—	—
Czech Republic	46,431	—	46,431	—
Greece	498,599	—	498,599	—
Hong Kong	1,410,425	—	1,410,425	—
Hungary	330,053	—	330,053	—
India	6,552,780	—	6,552,780	—
Indonesia	1,849,123	16,586	1,832,537	—
Malaysia	1,004,548	26,143	978,405	—
Mexico	1,986,955	1,986,955	—	—
Poland	950,479	—	950,479	—
Qatar	162,168	—	162,168	—
Romania	117,764	117,764	—	—
Russia	—	—	—	—
Saudi Arabia	1,784,320	1,784,320	—	—
South Africa	2,518,747	826,654	1,692,093	—
South Korea	8,742,955	—	8,742,955	—
Taiwan	9,079,727	276,167	8,803,560	—
Thailand	1,081,361	—	1,081,361	—
United Arab Emirates	1,073,434	165,330	908,104	—
United States	149,822	149,822	—	—
Preferred Stocks	1,092,753	1,092,753	—	—
Short-Term Investments	987,469	987,469	—	—
Total	$ 59,599,392	$ 9,578,752	$ 50,020,640	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
32

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Brazil - 7.6%
4,087,260	Banco BTG Pactual SA	$ 19,191,553
6,202,196	CCR SA	16,873,932
3,960,920	Embraer SA*	15,421,843
1,664,171	Energisa SA	13,946,499
15,738,961	Itau Unibanco Holding SA ADR	81,055,649
1,346,786	Localiza Rent a Car SA	15,663,630
4,185,805	Lojas Renner SA	13,293,065
18,828	MercadoLibre, Inc.*	24,052,582
3,741,434	Petro Rio SA*	26,066,569
1,531,690	Petroleo Brasileiro SA ADR	16,266,548
8,431,567	Raia Drogasil SA	44,424,713
3,105,873	Rede D'Or Sao Luiz SA(1)	14,241,011
5,672,667	TIM SA	15,922,318
4,461,093	Vale SA ADR	64,284,350
3,295,386	WEG SA	27,167,543
		407,871,805
	Chile - 0.8%
135,122,231	Banco de Chile	14,386,814
1,403,031	Banco Santander Chile ADR(2)	26,868,044
965,398	Falabella SA	2,070,119
		43,324,977
	China - 28.0%
16,161,796	Alibaba Group Holding Ltd.*	170,888,730
864,104	Baidu, Inc. Class A*	13,006,407
7,990,168	Centre Testing International Group Co. Ltd. Class A	22,241,441
15,356,000	China Mengniu Dairy Co. Ltd.*	61,985,575
11,134,500	China Merchants Bank Co. Ltd. Class H	53,747,597
17,359,400	China Pacific Insurance Group Co. Ltd. Class H	51,853,091
5,646,000	China Resources Land Ltd.	26,292,040
1,693,940	Contemporary Amperex Technology Co. Ltd. Class A	56,683,615
3,240,900	ENN Energy Holdings Ltd.	44,437,941
1,235,415	H World Group Ltd. ADR*	57,940,964
7,202,000	Hengli Petrochemical Co. Ltd. Class A	16,457,620
5,514,000	Innovent Biologics, Inc.*(1)	26,511,693
2,970,676	JD.com, Inc. Class A	53,020,155
10,251,756	LONGi Green Energy Technology Co. Ltd. Class A	51,785,862
1,939,350	Meituan Class B*(1)	33,144,362
11,150,545	Midea Group Co. Ltd. Class A	91,521,083
7,659,777	NARI Technology Co. Ltd. Class A	28,954,009
23,312,000	PICC Property & Casualty Co. Ltd. Class H	28,194,897
15,591,910	Satellite Chemical Co. Ltd. Class A	31,990,759
6,174,973	SF Holding Co. Ltd. Class A	50,377,263
5,171,150	Shenzhen Inovance Technology Co. Ltd. Class A	46,209,888
3,806,900	Shenzhou International Group Holdings Ltd.	36,565,888
3,482,334	Sieyuan Electric Co. Ltd. Class A	23,137,528
6,269,100	Tencent Holdings Ltd.	278,449,044
1,325,400	Wuliangye Yibin Co. Ltd. Class A	32,382,032
3,830,500	Wuxi Biologics Cayman, Inc.*(1)	22,840,644
913,188	Yum China Holdings, Inc.	55,879,902
2,232,256	Zhejiang Supor Co. Ltd. Class A	16,608,972
607,699	ZTO Express Cayman, Inc. ADR	16,821,108
		1,499,930,110
	Egypt - 0.0%
1,714,274	Commercial International Bank Egypt SAE GDR	2,077,450
	Greece - 1.1%
7,081,454	Alpha Services & Holdings SA*	8,877,554
15,459,910	Eurobank Ergasias Services & Holdings SA Class A*	21,859,213
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Greece - 1.1% - (continued)
770,367	Hellenic Telecommunications Organization SA	$ 11,256,361
3,676,238	National Bank of Greece SA*	19,238,325
		61,231,453
	Hong Kong - 3.5%
10,180,400	AIA Group Ltd.	110,834,742
13,208,000	Hang Lung Properties Ltd.	24,143,251
3,273,137	Prudential PLC	50,082,378
		185,060,371
	Hungary - 0.8%
553,790	OTP Bank Nyrt	16,875,595
1,036,354	Richter Gedeon Nyrt	25,030,547
		41,906,142
	India - 8.8%
6,364,336	Axis Bank Ltd.	67,181,303
5,206,391	Bharti Airtel Ltd.	50,967,152
4,762,185	HDFC Bank Ltd.	98,459,137
9,241,563	ICICI Bank Ltd.	104,254,868
1,222,296	Mahindra & Mahindra Ltd.	18,390,245
1,815,023	Reliance Industries Ltd.	53,901,002
2,007,010	Tata Consultancy Services Ltd.	79,350,496
		472,504,203
	Indonesia - 2.7%
35,783,500	Bank Central Asia Tbk PT	22,144,654
74,910,800	Bank Mandiri Persero Tbk PT	26,480,951
35,217,200	Bank Negara Indonesia Persero Tbk PT	22,695,666
131,409,920	Bank Rakyat Indonesia Persero Tbk PT	45,793,616
85,049,300	Telkom Indonesia Persero Tbk PT	24,634,415
		141,749,302
	Malaysia - 0.4%
20,331,132	CIMB Group Holdings Bhd	23,098,637
	Mexico - 2.8%
2,513,260	Cemex SAB de CV ADR*	15,079,560
865,374	Fomento Economico Mexicano SAB de CV ADR	83,958,585
5,985,565	Grupo Financiero Banorte SAB de CV Class O	51,874,120
		150,912,265
	Peru - 0.9%
358,735	Credicorp Ltd.	48,601,418
	Poland - 1.3%
1,060,840	Bank Polska Kasa Opieki SA	24,544,741
2,158,789	Powszechna Kasa Oszczednosci Bank Polski SA	16,691,867
2,810,322	Powszechny Zaklad Ubezpieczen SA	25,891,184
		67,127,792
	Qatar - 0.5%
5,879,319	Qatar National Bank QPSC	24,895,075
	Russia - 0.0%
390,765	LUKOIL PJSC(3)	—
339,057	Magnit PJSC*(3)	—
67,747	Polyus PJSC*(3)	—
5,358,303	Rosneft Oil Co. PJSC(3)	—
836,086	Yandex NV Class A*(3)	—
		—
	Saudi Arabia - 1.4%
2,047,972	Alinma Bank	17,281,658
1,901,980	Saudi Arabian Oil Co.(1)	18,255,600
1,551,948	Saudi National Bank	20,233,625
1,722,965	Saudi Telecom Co.	20,671,721
		76,442,604

The accompanying notes are an integral part of these financial statements.
33

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Singapore - 0.2%
154,984	Sea Ltd. ADR*	$ 11,805,131
	South Africa - 6.9%
2,894,281	Aspen Pharmacare Holdings Ltd.	28,968,326
3,250,624	AVI Ltd.	12,131,440
464,045	Bid Corp. Ltd.	10,560,718
314,665	Capitec Bank Holdings Ltd.	27,400,325
23,040,919	FirstRand Ltd.	81,202,456
2,164,002	Foschini Group Ltd.	11,220,982
4,345,368	Gold Fields Ltd.	67,715,243
4,616,434	MTN Group Ltd.	32,424,935
356,286	Naspers Ltd. Class N	63,512,127
2,950,864	Shoprite Holdings Ltd.	36,012,372
		371,148,924
	South Korea - 12.2%
396,016	KB Financial Group, Inc.	14,698,608
47,194	Korea Zinc Co. Ltd.	18,139,368
100,255	LG Chem Ltd.	55,689,972
43,863	LG H&H Co. Ltd.	20,481,654
201,215	Samsung Electro-Mechanics Co. Ltd.	21,760,435
7,352,872	Samsung Electronics Co. Ltd.	361,791,343
139,358	Samsung Fire & Marine Insurance Co. Ltd.	23,443,662
145,582	Samsung SDI Co. Ltd.	75,552,948
657,160	SK Hynix, Inc.	44,216,014
6,660	SK Innovation Co. Ltd.*	866,791
443,808	SK Telecom Co. Ltd.	15,814,437
		652,455,232
	Taiwan - 15.3%
2,492,000	Accton Technology Corp.	24,344,097
11,812,036	ASE Technology Holding Co. Ltd.	38,832,644
22,571,264	Cathay Financial Holding Co. Ltd.	31,269,776
2,264,000	Chailease Holding Co. Ltd.	16,489,004
4,173,000	Chunghwa Telecom Co. Ltd.	17,267,185
47,868,000	CTBC Financial Holding Co. Ltd.	35,285,333
22,202,000	Hon Hai Precision Industry Co. Ltd.	75,654,383
2,894,000	MediaTek, Inc.	62,926,672
30,015,139	Taiwan Semiconductor Manufacturing Co. Ltd.	491,515,716
10,355,000	Uni-President Enterprises Corp.	24,824,635
		818,409,445
	Thailand - 0.5%
7,127,000	Kasikornbank PCL NVDR	26,165,910
	United Arab Emirates - 0.8%
27,461,370	Emaar Properties PJSC	44,522,035
	United Kingdom - 0.2%
1,182,092	Pepco Group NV*	11,335,638
	United States - 0.3%
89,490	Globant SA*	14,038,296
	Total Common Stocks (cost $4,560,063,212)	$ 5,196,614,215
PREFERRED STOCKS - 1.4%
	Brazil - 1.4%
21,138,374	Banco Bradesco SA (Preference Shares)	$ 58,696,515
2,999,190	Gerdau SA (Preference Shares)	15,140,865
	Total Preferred Stocks (cost $73,707,330)	$ 73,837,380
Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Brazil - 0.0%
440	Localiza Rent a Car SA Expires 05/11/2023*		$ 1,514
	Total Rights (cost $—)		$ 1,514
	Total Long-Term Investments (cost $4,633,770,542)		$ 5,270,453,109
SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.7%
89,356,659	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(4)		$ 89,356,659
	Securities Lending Collateral - 0.2%
1,870,560	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		1,870,560
6,235,200	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		6,235,200
1,870,560	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		1,870,560
1,870,560	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		1,870,560
			11,846,880
	Total Short-Term Investments (cost $101,203,539)		$ 101,203,539
	Total Investments (cost $4,734,974,081)	100.3%	$ 5,371,656,648
	Other Assets and Liabilities	(0.3)%	(16,978,441)
	Total Net Assets	100.0%	$ 5,354,678,207
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $114,993,310, representing 2.1% of net assets.
(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.
34

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

(4)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 407,871,805	$ 407,871,805	$ —	$ —
Chile	43,324,977	43,324,977	—	—
China	1,499,930,110	94,053,350	1,405,876,760	—
Egypt	2,077,450	—	2,077,450	—
Greece	61,231,453	—	61,231,453	—
Hong Kong	185,060,371	—	185,060,371	—
Hungary	41,906,142	—	41,906,142	—
India	472,504,203	—	472,504,203	—
Indonesia	141,749,302	—	141,749,302	—
Malaysia	23,098,637	—	23,098,637	—
Mexico	150,912,265	150,912,265	—	—
Peru	48,601,418	48,601,418	—	—
Poland	67,127,792	—	67,127,792	—
Qatar	24,895,075	—	24,895,075	—
Russia	—	—	—	—
Saudi Arabia	76,442,604	76,442,604	—	—
Singapore	11,805,131	11,805,131	—	—
South Africa	371,148,924	37,961,043	333,187,881	—
South Korea	652,455,232	—	652,455,232	—
Taiwan	818,409,445	—	818,409,445	—
Thailand	26,165,910	—	26,165,910	—
United Arab Emirates	44,522,035	—	44,522,035	—
United Kingdom	11,335,638	—	11,335,638	—
United States	14,038,296	14,038,296	—	—
Preferred Stocks	73,837,380	73,837,380	—	—
Rights	1,514	1,514	—	—
Short-Term Investments	101,203,539	101,203,539	—	—
Total	$ 5,371,656,648	$ 1,060,053,322	$ 4,311,603,326	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
35

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.3%
	Brazil - 4.7%
$ 62,000	Atento Luxco 1 SA 8.00%, 02/10/2026(1)	$ 15,872
250,000	Banco do Brasil SA 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.36% thereafter)(2)(3)(4)	251,682
200,000	Braskem Netherlands Finance BV 7.25%, 02/13/2033(2)	191,554
200,000	Embraer Netherlands Finance BV 6.95%, 01/17/2028(2)	202,557
182,114	Guara Norte Sarl 5.20%, 06/15/2034(2)(5)	155,110
192,980	MC Brazil Downstream Trading Sarl 7.25%, 06/30/2031(2)	147,968
	Petrobras Global Finance BV
15,000	6.75%, 06/03/2050	13,504
34,000	6.88%, 01/20/2040	32,834
200,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(2)	182,650
		1,193,731
	Burkina Faso - 0.7%
200,000	Endeavour Mining PLC 5.00%, 10/14/2026(2)	173,260
	Chile - 3.8%
200,000	Celulosa Arauco y Constitucion SA 5.15%, 01/29/2050(2)	173,281
200,000	Cencosud SA 5.15%, 02/12/2025(2)	199,582
212,352	Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(2)(5)	196,160
420,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(2)	396,317
		965,340
	China - 3.3%
200,000	BOC Aviation USA Corp. 4.88%, 05/03/2033(2)	198,381
200,000	China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(1)	159,030
200,000	Huarong Finance 2019 Co. Ltd. 3.88%, 11/13/2029(1)	151,672
240,000	Lenovo Group Ltd. 3.42%, 11/02/2030(2)	202,078
200,000	Prosus NV 4.99%, 01/19/2052(2)	146,867
		858,028
	Colombia - 4.4%
235,417	AI Candelaria Spain SA 7.50%, 12/15/2028(2)	217,973
200,000	Banco Davivienda SA 6.65%, 04/22/2031, (6.65% fixed rate until 04/22/2031; 10 year USD CMT + 5.10% thereafter)(2)(3)(4)	136,500
200,000	Bancolombia SA 6.91%, 10/18/2027, 5 year USD CMT + 2.93%(3)	187,000
	Ecopetrol SA
99,000	6.88%, 04/29/2030	88,672
365,000	8.88%, 01/13/2033	353,852
200,000	Empresas Publicas de Medellin ESP 4.38%, 02/15/2031(2)	148,933
		1,132,930
	Ghana - 0.7%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(2)	172,836
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.3% - (continued)
	Hong Kong - 1.8%
$ 200,000	AIA Group Ltd. 4.95%, 04/04/2033(2)	$ 202,272
250,000	Bank of East Asia Ltd. 6.75%, 03/15/2027(1)	250,014
		452,286
	India - 0.8%
200,000	Diamond II Ltd. 7.95%, 07/28/2026(2)	197,158
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(2)	204,776
	Macau - 0.7%
200,000	Studio City Finance Ltd. 6.00%, 07/15/2025(1)	184,000
	Mexico - 10.3%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 year USD CMT + 5.35% thereafter)(2)(3)(4)	182,031
200,000	Cemex SAB de CV 9.13%, 03/14/2028, 5 year USD CMT + 4.91%(2)(4)	199,700
194,029	FEL Energy VI Sarl 5.75%, 12/01/2040(2)	164,748
MXN 16,510,000	Grupo Televisa SAB 7.25%, 05/14/2043	584,294
$ 200,000	Mexico City Airport Trust 5.50%, 07/31/2047(2)	155,192
	Petroleos Mexicanos
660,000	5.95%, 01/28/2031	487,556
90,000	6.63%, 06/15/2035	62,527
426,000	6.70%, 02/16/2032	327,606
182,000	10.00%, 02/07/2033(2)	169,037
250,000	Total Play Telecomunicaciones SA de CV 6.38%, 09/20/2028(2)	164,850
200,000	Trust Fibra Uno 6.39%, 01/15/2050(2)	152,000
		2,649,541
	Netherlands - 0.5%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	141,750
	Peru - 2.6%
87,000	Banco BBVA Peru SA 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.75% thereafter)(2)(3)	84,856
150,000	Banco Internacional del Peru SAA Interbank 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 12 mo. USD CMT + 3.71% thereafter)(2)(3)	138,000
200,000	Kallpa Generacion SA 4.13%, 08/16/2027(2)	184,199
400,000	Petroleos del Peru SA 5.63%, 06/19/2047(2)(5)	253,706
		660,761
	Qatar - 0.6%
200,000	QatarEnergy 3.13%, 07/12/2041(2)	157,250
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(2)(6)(7)	—
	Saudi Arabia - 0.8%
200,000	Gaci First Investment Co. 5.25%, 10/13/2032(1)	209,524

The accompanying notes are an integral part of these financial statements.
36

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.3% - (continued)
	South Africa - 1.4%
$ 200,000	Anglo American Capital PLC 5.50%, 05/02/2033(2)	$ 198,952
200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	165,576
		364,528
	South Korea - 0.8%
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(2)	200,767
	Turkey - 0.7%
200,000	Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(2)	173,104
	United Arab Emirates - 1.9%
200,000	Abu Dhabi National Energy Co. PJSC 4.00%, 10/03/2049(2)	173,720
	Galaxy Pipeline Assets Bidco Ltd.
200,000	2.63%, 03/31/2036(2)	164,800
200,000	3.25%, 09/30/2040(2)	159,009
		497,529
	Total Corporate Bonds (cost $11,648,913)	$ 10,589,099
FOREIGN GOVERNMENT OBLIGATIONS - 54.0%
	Angola - 1.4%
430,000	Angolan Government International Bonds 8.00%, 11/26/2029(2)	$ 361,200
	Azerbaijan - 0.6%
150,000	Republic of Azerbaijan International Bonds 5.13%, 09/01/2029(1)	144,400
	Brazil - 5.0%
200,000	Brazil Government International Bonds 5.63%, 02/21/2047	168,609
	Brazil Notas do Tesouro Nacional
BRL 1,254,000	10.00%, 01/01/2025	243,765
2,872,000	10.00%, 01/01/2029	528,060
1,849,000	10.00%, 01/01/2031	332,213
		1,272,647
	Cameroon - 0.3%
EUR 110,000	Republic of Cameroon International Bonds 5.95%, 07/07/2032(2)	84,631
	Chile - 1.2%
CLP 120,000,000	Bonos de la Tesoreria de la Republica en pesos 2.50%, 03/01/2025	137,272
$ 200,000	Chile Government International Bonds 4.34%, 03/07/2042(5)	181,291
		318,563
	Colombia - 3.5%
	Colombia Government International Bonds
200,000	7.50%, 02/02/2034	190,490
200,000	8.00%, 04/20/2033	198,164
	Colombia TES
COP 195,900,000	6.25%, 07/09/2036	26,038
580,000,000	7.00%, 03/26/2031	94,289
1,124,500,000	7.00%, 06/30/2032	175,592
1,179,300,000	7.25%, 10/18/2034	178,592
241,300,000	7.25%, 10/26/2050	31,612
		894,777
	Costa Rica - 0.8%
$ 200,000	Costa Rica Government International Bonds 6.13%, 02/19/2031(2)(5)	201,012
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 54.0% - (continued)
	Czech Republic - 1.5%
	Czech Republic Government Bonds
CZK 4,530,000	1.25%, 02/14/2025	$ 197,416
4,400,000	2.40%, 09/17/2025(1)	192,434
		389,850
	Dominican Republic - 1.8%
	Dominican Republic International Bonds
$ 330,000	6.85%, 01/27/2045(2)	296,280
180,000	7.45%, 04/30/2044(2)	174,029
		470,309
	El Salvador - 1.1%
	El Salvador Government International Bonds
129,000	5.88%, 01/30/2025(2)	106,832
300,000	8.63%, 02/28/2029(2)	174,676
		281,508
	Gabon - 0.6%
200,000	Gabon Government International Bonds 6.63%, 02/06/2031(2)	147,152
	Guatemala - 0.8%
200,000	Guatemala Government Bonds 5.25%, 08/10/2029(2)	194,842
	Hungary - 1.9%
HUF 84,160,000	Hungary Government Bonds 2.50%, 10/24/2024	216,073
	Hungary Government International Bonds
$ 200,000	6.25%, 09/22/2032(2)	207,250
60,000	7.63%, 03/29/2041	68,163
		491,486
	Indonesia - 4.4%
	Indonesia Treasury Bonds
IDR 2,163,000,000	7.00%, 05/15/2027	151,215
728,000,000	7.13%, 06/15/2042	50,514
1,035,000,000	7.50%, 08/15/2032	74,518
1,587,000,000	7.50%, 06/15/2035	114,176
401,000,000	8.25%, 05/15/2036	30,476
1,279,000,000	8.38%, 03/15/2034	98,113
1,992,000,000	8.75%, 05/15/2031	152,952
2,328,000,000	9.00%, 03/15/2029	178,207
$ 270,000	Perusahaan Penerbit SBSN Indonesia III 4.70%, 06/06/2032(2)	274,078
		1,124,249
	Ivory Coast - 2.0%
	Ivory Coast Government International Bonds
200,000	6.13%, 06/15/2033(2)	168,612
EUR 480,000	6.63%, 03/22/2048(2)	354,160
		522,772
	Malaysia - 3.2%
	Malaysia Government Bonds
MYR 320,000	3.76%, 05/22/2040	68,721
1,567,000	3.89%, 08/15/2029	354,655
1,796,000	3.90%, 11/30/2026	408,729
		832,105
	Mexico - 2.9%
	Mexico Bonos
MXN 1,820,000	7.75%, 11/23/2034	92,974
5,868,200	7.75%, 11/13/2042	284,449

The accompanying notes are an integral part of these financial statements.
37

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 54.0% - (continued)
	Mexico - 2.9% - (continued)
MXN 1,361,200	8.00%, 11/07/2047	$ 67,287
5,780,000	8.50%, 11/18/2038	304,928
		749,638
	Morocco - 0.8%
$ 200,000	Morocco Government International Bonds 6.50%, 09/08/2033(2)	207,173
	Nigeria - 2.0%
	Nigeria Government International Bonds
250,000	6.13%, 09/28/2028(2)	190,050
400,000	6.50%, 11/28/2027(2)	318,000
		508,050
	Oman - 0.8%
210,000	Oman Government International Bonds 6.75%, 01/17/2048(2)	202,621
	Panama - 0.8%
200,000	Panama Government International Bonds 6.85%, 03/28/2054	208,817
	Peru - 2.1%
	Peru Government Bonds
PEN 978,000	5.40%, 08/12/2034	222,348
448,000	6.95%, 08/12/2031	117,752
	Peruvian Government International Bonds
$ 40,000	3.55%, 03/10/2051	30,148
94,000	5.63%, 11/18/2050	97,102
63,000	6.55%, 03/14/2037	70,102
		537,452
	Poland - 3.1%
	Republic of Poland Government Bonds
PLN 580,000	2.25%, 10/25/2024	132,427
480,000	2.50%, 07/25/2026	103,821
320,000	2.75%, 10/25/2029	64,105
620,000	3.25%, 07/25/2025	140,919
740,000	3.75%, 05/25/2027	163,561
	Republic of Poland Government International Bonds
$ 70,000	5.50%, 04/04/2053	72,460
120,000	5.75%, 11/16/2032	129,900
		807,193
	Qatar - 0.8%
200,000	Qatar Government International Bonds 3.25%, 06/02/2026(2)	195,036
	Romania - 2.8%
	Romania Government Bonds
RON 210,000	4.50%, 06/17/2024	45,949
480,000	4.75%, 02/24/2025	103,796
260,000	5.00%, 02/12/2029	51,938
480,000	6.70%, 02/25/2032	102,278
$ 290,000	Romania Government International Bonds 3.00%, 02/27/2027(2)	264,469
140,000	Romanian Government International Bonds 6.00%, 05/25/2034(2)	138,813
		707,243
	Saudi Arabia - 0.7%
200,000	Saudi Government International Bonds 4.50%, 10/26/2046(2)	179,267
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 54.0% - (continued)
	South Africa - 4.9%
	Republic of South Africa Government Bonds
ZAR 1,867,200	6.50%, 02/28/2041		$ 62,367
2,569,900	6.50%, 02/28/2041		85,839
3,109,200	7.00%, 02/28/2031		137,796
6,384,400	8.50%, 01/31/2037		274,293
3,020,000	8.75%, 01/31/2044		125,315
2,300,400	8.88%, 02/28/2035		105,497
3,745,000	9.00%, 01/31/2040		162,514
	Republic of South Africa Government International Bonds
$ 200,000	5.00%, 10/12/2046		135,888
200,000	6.30%, 06/22/2048		156,145
			1,245,654
	Thailand - 0.8%
	Thailand Government Bonds
THB 4,878,000	3.63%, 06/16/2023		143,197
1,760,000	4.88%, 06/22/2029		59,245
			202,442
	Ukraine - 0.1%
$ 200,000	Ukraine Government International Bonds 7.38%, 09/25/2034(2)(6)		32,163
	United Arab Emirates - 1.3%
440,000	Abu Dhabi Government International Bonds 3.13%, 09/30/2049(2)		331,421
	Total Foreign Government Obligations (cost $14,028,233)		$ 13,845,673
	Total Long-Term Investments (cost $25,677,146)		$ 24,434,772
SHORT-TERM INVESTMENTS - 4.9%
	Other Investment Pools & Funds - 0.2%
62,897	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(8)		$ 62,897
	Securities Lending Collateral - 2.5%
102,466	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(8)		102,466
341,554	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(8)		341,554
102,467	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(8)		102,467
102,467	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(8)		102,467
			648,954
	U.S. Treasury Securities - 2.2%
560,000	U.S. Treasury Bills 5.13%, 07/20/2023(9)		553,868
	Total Short-Term Investments (cost $1,265,548)		$ 1,265,719
	Total Investments (cost $26,942,694)	100.2%	$ 25,700,491
	Other Assets and Liabilities	(0.2)%	(43,334)
	Total Net Assets	100.0%	$ 25,657,157

The accompanying notes are an integral part of these financial statements.
38

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $1,306,946, representing 5.1% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $12,119,333, representing 47.2% of net assets.
(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)	Current yield as of period end.
(9)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,551,800	CNY	971,357	USD	JPM	05/08/2023	$ (24,991)
3,600,000	CNY	525,931	USD	CBK	06/07/2023	(4,552)
1,600,660,000	COP	335,568	USD	MSC	05/08/2023	4,489
587,960,000	COP	123,056	USD	UBS	05/08/2023	1,855
3,420,000	CZK	153,590	USD	UBS	05/12/2023	6,473
2,320,000	CZK	106,839	USD	SSG	05/24/2023	1,672
556,800	EUR	596,684	USD	UBS	05/08/2023	17,163
139,200	EUR	149,160	USD	BOA	05/08/2023	4,302
280,000	EUR	309,352	USD	MSC	05/08/2023	(665)
10,390,000	MXN	558,603	USD	SSG	05/08/2023	18,262
900,000	PLN	202,243	USD	MSC	05/08/2023	13,896
270,000	PLN	61,799	USD	UBS	05/08/2023	3,042
350,000	RON	76,511	USD	UBS	05/08/2023	1,722
27,280,000	THB	819,150	USD	UBS	05/08/2023	(19,639)
14,470,000	THB	422,050	USD	CBK	06/07/2023	3,370
7,080,000	THB	209,871	USD	SSG	06/26/2023	(1,359)
3,288,200	THB	97,361	USD	CBK	08/03/2023	(164)
1,164,000	ZAR	63,908	USD	UBS	05/08/2023	(323)
5,820,000	ZAR	319,053	USD	BOA	05/08/2023	(1,126)
4,656,000	ZAR	255,732	USD	MSC	05/08/2023	(1,391)
125,847	USD	650,000	BRL	CBK	07/24/2023	(2,330)
350,590	USD	2,410,000	CNY	MSC	05/08/2023	2,481
162,425	USD	1,110,000	CNY	UBS	05/08/2023	2,092
401,455	USD	2,760,000	CNY	UBS	06/07/2023	1,730
122,437	USD	840,000	CNY	JPM	06/07/2023	781
139,422	USD	663,200,000	COP	MSC	05/08/2023	(1,474)
312,458	USD	1,525,420,000	COP	UBS	05/08/2023	(11,614)
215,438	USD	997,480,000	COP	MSC	07/21/2023	7,014
152,705	USD	3,420,000	CZK	UBS	05/12/2023	(7,358)
18,173	USD	390,000	CZK	SSG	05/24/2023	(68)
89,730	USD	1,930,000	CZK	MSC	05/24/2023	(540)
1,063,247	USD	976,000	EUR	SSG	05/08/2023	(12,749)
135,487	USD	2,597,500	MXN	UBS	05/08/2023	(8,729)
405,246	USD	7,792,500	MXN	MSC	05/08/2023	(27,402)
The accompanying notes are an integral part of these financial statements.
39

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2023 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
283,476	USD	5,180,000	MXN	MSC	06/21/2023	$ (1,538)
107,884	USD	470,000	PLN	MSC	05/08/2023	(4,988)
157,033	USD	700,000	PLN	UBS	05/08/2023	(11,075)
76,189	USD	350,000	RON	UBS	05/08/2023	(2,044)
260,618	USD	8,750,000	THB	MSC	05/08/2023	4,177
122,366	USD	4,170,000	THB	CBK	05/08/2023	154
194,197	USD	6,650,000	THB	SSG	05/08/2023	(699)
223,674	USD	7,710,000	THB	UBS	05/08/2023	(2,288)
422,330	USD	14,470,000	THB	MSC	06/07/2023	(3,090)
392,942	USD	7,040,000	ZAR	MSC	05/08/2023	8,371
258,422	USD	4,600,000	ZAR	SSG	05/08/2023	7,140
177,568	USD	3,240,000	ZAR	BOA	06/21/2023	1,295
Total foreign currency contracts						$ (40,715)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 10,589,099	$ —	$ 10,589,099	$ —
Foreign Government Obligations	13,845,673	—	13,845,673	—
Short-Term Investments	1,265,719	711,851	553,868	—
Foreign Currency Contracts(2)	111,481	—	111,481	—
Total	$ 25,811,972	$ 711,851	$ 25,100,121	$ —
Liabilities
Foreign Currency Contracts(2)	$ (152,196)	$ —	$ (152,196)	$ —
Total	$ (152,196)	$ —	$ (152,196)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
40

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.6%
	Belgium - 2.8%
732	Ageas SA	$ 32,615
	France - 15.0%
992	AXA SA	32,379
1,722	Carrefour SA	35,819
3,894	Orange SA	50,684
379	Publicis Groupe SA	30,986
628	Renault SA*	23,326
		173,194
	Germany - 13.1%
662	BASF SE	34,242
587	Bayer AG	38,740
594	Continental AG	41,679
494	HeidelbergCement AG	37,416
		152,077
	Italy - 6.3%
2,081	Eni SpA	31,439
7,662	Intesa Sanpaolo SpA	20,146
1,099	UniCredit SpA	21,777
		73,362
	Japan - 13.4%
1,000	Bridgestone Corp.	40,158
1,200	Dentsu, Inc.	43,242
1,100	KDDI Corp.	34,340
4,000	Panasonic Holdings Corp.	37,675
		155,415
	Netherlands - 4.4%
1,581	BNP Paribas Emissions- und Handelsgesellschaft mbH(1)	19,608
1,037	Shell PLC	31,865
		51,473
	South Africa - 1.7%
624	Anglo American PLC	19,228
	Spain - 2.6%
2,033	Repsol SA	29,864
	Switzerland - 2.3%
77	Swatch Group AG	26,416
	United Kingdom - 20.2%
8,676	Barclays PLC	17,477
17,522	BT Group PLC	34,997
2,618	HSBC Holdings PLC	18,869
875	Imperial Brands PLC	21,660
5,227	NatWest Group PLC	17,218
12,118	Rolls-Royce Holdings PLC*	23,214
2,857	Standard Chartered PLC	22,636
12,040	Tesco PLC	42,567
3,009	WPP PLC	35,068
		233,706
	United States - 9.8%
2,387	GSK PLC	43,045
392	Sanofi	42,245
281	Swiss Re AG	28,298
		113,588
	Total Common Stocks (cost $957,141)	$ 1,060,938
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 3.4%
	Germany - 3.4%
481	Henkel AG & Co. KGaA (Preference Shares)		$ 38,888
	Total Preferred Stocks (cost $31,642)		$ 38,888
	Total Long-Term Investments (cost $988,783)		$ 1,099,826
SHORT-TERM INVESTMENTS - 4.2%
	Other Investment Pools & Funds - 2.5%
29,112	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(2)		$ 29,112
	Securities Lending Collateral - 1.7%
3,094	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		3,094
10,313	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)		10,313
3,094	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		3,094
3,094	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		3,094
			19,595
	Total Short-Term Investments (cost $48,707)		$ 48,707
	Total Investments (cost $1,037,490)	99.2%	$ 1,148,533
	Other Assets and Liabilities	0.8%	8,950
	Total Net Assets	100.0%	$ 1,157,483
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
41

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Belgium	$ 32,615	$ —	$ 32,615	$ —
France	173,194	—	173,194	—
Germany	152,077	—	152,077	—
Italy	73,362	—	73,362	—
Japan	155,415	—	155,415	—
Netherlands	51,473	—	51,473	—
South Africa	19,228	—	19,228	—
Spain	29,864	—	29,864	—
Switzerland	26,416	—	26,416	—
United Kingdom	233,706	—	233,706	—
United States	113,588	—	113,588	—
Preferred Stocks	38,888	—	38,888	—
Short-Term Investments	48,707	48,707	—	—
Total	$ 1,148,533	$ 48,707	$ 1,099,826	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
42

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Australia - 4.3%
710,398	Allkem Ltd.*	$ 5,834,142
354,032	ANZ Group Holdings Ltd.	5,748,854
67,791	AUB Group Ltd.	1,242,434
1,599,129	Beach Energy Ltd.	1,574,004
135,486	Champion Iron Ltd.	588,668
529,583	Computershare Ltd.	7,883,274
518,825	Fortescue Metals Group Ltd.	7,259,202
258,961	Helia Group Ltd.	543,969
373,585	IGO Ltd.	3,440,301
518,425	Iluka Resources Ltd.	3,809,369
114,014	IPH Ltd.	616,779
52,518	Jumbo Interactive Ltd.	456,840
30,490	Lovisa Holdings Ltd.	540,928
170,523	Mineral Resources Ltd.	8,412,005
63,714	Nick Scali Ltd.	412,375
1,824,896	Pilbara Minerals Ltd.	5,194,038
1,765,112	Qantas Airways Ltd.*	7,784,044
136,934	Rio Tinto Ltd.	10,270,682
238,197	Rio Tinto PLC	15,142,746
510,640	Santos Ltd.	2,418,949
1,651,419	South32 Ltd.	4,668,149
1,237,560	St Barbara Ltd.*	495,358
410,157	Ventia Services Group Pty. Ltd.	714,353
552,943	Woodside Energy Group Ltd.	12,546,455
		107,597,918
	Austria - 1.3%
145,713	Erste Group Bank AG	5,298,009
156,974	OMV AG	7,428,437
75,793	Telekom Austria AG*	591,296
189,970	Verbund AG	16,918,837
61,436	Wienerberger AG	1,850,744
		32,087,323
	Belgium - 0.5%
50,069	bpost SA	246,340
20,070	EVS Broadcast Equipment SA	489,193
83,045	KBC Group NV	5,936,754
48,360	Solvay SA	5,804,101
		12,476,388
	Brazil - 1.0%
361,500	BB Seguridade Participacoes SA	2,486,681
317,900	Cia de Saneamento de Minas Gerais Copasa MG	1,086,053
1,670,718	Cia Energetica de Minas Gerais ADR(1)	4,043,138
44,155	Cia Paranaense de Energia UNIT	345,783
492,700	EDP - Energias do Brasil SA	2,222,573
45,187	ERO Copper Corp.*	889,832
306,800	Kepler Weber SA	443,488
1,186,000	Santos Brasil Participacoes SA	2,011,620
66,400	Sao Martinho SA	418,012
915,500	TOTVS SA	4,709,838
295,100	Transmissora Alianca de Energia Eletrica SA	2,157,724
109,562	Yara International ASA	4,411,933
		25,226,675
	Canada - 7.0%
363,113	Advantage Energy Ltd.*	2,042,234
600,244	ARC Resources Ltd.	7,456,255
233,115	Bank of Montreal	21,013,643
97,655	BCE, Inc.	4,693,725
20,152	Canadian National Railway Co.	2,402,146
199,721	Canadian Natural Resources Ltd.	12,170,326
4,102	Fairfax Financial Holdings Ltd.	2,866,571
64,943	Fiera Capital Corp.	356,147
46,543	George Weston Ltd.	6,249,476
134,097	Gildan Activewear, Inc.	4,366,800
143,344	Imperial Oil Ltd.	7,306,592
95,279	International Petroleum Corp.*	930,392
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Canada - 7.0% - (continued)
113,374	Loblaw Cos. Ltd.	$ 10,663,357
59,466	Magna International, Inc.	3,100,475
504,337	Manulife Financial Corp.	9,957,571
42,700	Martinrea International, Inc.	445,957
37,529	Metro, Inc.	2,138,974
46,545	National Bank of Canada	3,470,821
37,528	Nutrien Ltd.	2,603,430
150,871	Nuvei Corp.*(2)	6,126,820
117,597	Open Text Corp.	4,453,557
228,451	Parex Resources, Inc.	4,638,659
273,199	Peyto Exploration & Development Corp.(1)	2,488,302
236,752	Quebecor, Inc. Class B	6,110,800
42,321	Sleep Country Canada Holdings, Inc.(2)	734,374
95,552	Sun Life Financial, Inc.	4,687,151
331,652	Suncor Energy, Inc.	10,383,938
35,224	Teck Resources Ltd. Class B	1,640,762
352,882	Toronto-Dominion Bank	21,375,817
33,612	Tourmaline Oil Corp.	1,510,103
38,664	Transcontinental, Inc. Class A	416,362
166,893	Vermilion Energy, Inc.	2,112,570
246,174	Whitecap Resources, Inc.	1,940,538
		172,854,645
	Chile - 0.3%
116,112	Sociedad Quimica y Minera de Chile SA ADR(1)	7,835,238
	China - 6.1%
550,500	3SBio, Inc.(2)	551,580
12,270,000	Agricultural Bank of China Ltd. Class H	4,743,979
2,322,400	Alibaba Group Holding Ltd.*	24,556,181
2,526,500	BAIC Motor Corp. Ltd. Class H(2)	711,058
250,900	Baidu, Inc. Class A*	3,776,522
9,141,000	Bank of China Ltd. Class H	3,650,531
1,802,000	Bank of Communications Co. Ltd. Class H	1,163,912
303,500	Beijing Enterprises Holdings Ltd.	1,259,521
920,500	BOC Hong Kong Holdings Ltd.	2,905,763
447,000	BOE Varitronix Ltd.	731,107
11,037,000	China Construction Bank Corp. Class H	7,378,521
1,632,000	China Medical System Holdings Ltd.	2,709,315
1,656,500	China Merchants Bank Co. Ltd. Class H	7,996,129
32,662,000	China Tower Corp. Ltd. Class H(2)	4,168,431
4,312,000	CSPC Pharmaceutical Group Ltd.	4,390,894
202,300	ENN Energy Holdings Ltd.	2,773,858
1,473,000	Fu Shou Yuan International Group Ltd.	1,195,399
654,000	Greentown Management Holdings Co. Ltd.(2)	625,545
125,466	Hello Group, Inc. ADR	1,048,896
19,493,000	Industrial & Commercial Bank of China Ltd. Class H	10,487,312
146,900	JD.com, Inc. Class A	2,621,848
1,203,000	Jiumaojiu International Holdings Ltd.(2)	2,703,036
536,100	Kuaishou Technology*(2)	3,549,056
5,520,000	Lenovo Group Ltd.	5,647,378
129,500	NetDragon Websoft Holdings Ltd.	253,586
404,400	NetEase, Inc.	7,199,291
485,600	New China Life Insurance Co. Ltd. Class H	1,390,538
101,488	PDD Holdings, Inc. ADR*	6,916,407
642,000	Ping An Insurance Group Co. of China Ltd. Class H	4,683,724
394,600	Tencent Holdings Ltd.	17,526,597
242,439	TI Fluid Systems PLC(2)	322,357
374,000	Tianqi Lithium Corp. Class H*	2,348,230
364,956	Vipshop Holdings Ltd. ADR*	5,729,809
1,734,500	Yangzijiang Shipbuilding Holdings Ltd.	1,617,487
76,050	ZTO Express Cayman, Inc.	2,093,850
		151,427,648
	Cyprus - 0.0%
115,719	Atalaya Mining PLC	481,373

The accompanying notes are an integral part of these financial statements.
43

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Czech Republic - 0.0%
34,413	Komercni Banka AS	$ 1,111,149
	Denmark - 1.0%
30,309	Carlsberg AS Class B	5,016,040
336,283	Danske Bank AS*	7,107,268
135,694	Pandora AS	12,560,083
		24,683,391
	Finland - 0.4%
48,012	Marimekko Oyj	496,463
1,030,086	Nokia Oyj	4,358,450
577,232	Outokumpu Oyj	3,146,819
85,713	TietoEVRY Oyj	2,738,859
		10,740,591
	France - 4.8%
115,219	BNP Paribas SA	7,444,693
33,512	Bouygues SA(1)	1,227,184
415,839	Bureau Veritas SA	11,990,760
274,661	Carrefour SA	5,713,116
156,483	Cie de Saint-Gobain	9,059,537
84,783	Cie Generale des Etablissements Michelin SCA	2,700,134
28,704	Edenred	1,865,003
44,569	Eiffage SA	5,304,773
116,420	Elis SA	2,312,546
18,534	Eramet SA	1,805,350
52,988	Ipsen SA	6,425,599
55,574	IPSOS	3,013,253
58,052	Legrand SA	5,494,850
296,019	Metropole Television SA	4,779,180
579,885	Orange SA	7,547,734
104,440	Publicis Groupe SA	8,538,708
227,451	Rexel SA*	5,268,585
37,812	Rubis SCA	1,117,486
216,114	Societe Generale SA	5,249,034
304,654	TotalEnergies SE	19,467,363
3,725	Trigano SA	485,270
76,654	Verallia SA(2)	3,111,410
		119,921,568
	Georgia - 0.1%
68,559	TBC Bank Group PLC	2,029,104
	Germany - 3.2%
10,318	Aurubis AG	968,006
59,420	BASF SE	3,073,448
45,215	Bayer AG	2,984,022
63,840	Bayerische Motoren Werke AG	7,155,467
31,030	Brenntag SE	2,529,089
84,859	Continental AG	5,954,315
155,730	Daimler Truck Holding AG*	5,145,780
14,247	Deutsche Boerse AG	2,717,027
447,743	Deutsche Lufthansa AG*	4,813,203
388,498	Deutsche Telekom AG	9,367,377
31,400	DWS Group GmbH & Co. KGaA(2)	1,044,062
110,194	Fresenius SE & Co. KGaA	3,192,758
67,870	Mercedes-Benz Group AG	5,292,910
37,307	Salzgitter AG	1,479,209
138,953	SAP SE	18,802,582
347,826	Schaeffler AG	2,526,774
13,461	Talanx AG	677,031
19,622	Vitesco Technologies Group AG Class A*	1,343,738
		79,066,798
	Greece - 0.4%
66,719	JUMBO SA	1,537,171
51,192	Mytilineos SA	1,485,223
361,302	OPAP SA	6,161,176
		9,183,570
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Hong Kong - 1.0%
821,803	CK Asset Holdings Ltd.	$ 4,859,421
99,000	Hang Lung Properties Ltd.	180,965
394,400	Hongkong Land Holdings Ltd.	1,755,252
276,000	Kerry Properties Ltd.	712,109
720,000	Sino Land Co. Ltd.	970,251
579,500	Sun Hung Kai Properties Ltd.	8,068,542
280,000	Swire Pacific Ltd. Class A	2,222,675
708,800	Swire Properties Ltd.	1,905,065
668,000	Wharf Real Estate Investment Co. Ltd.	3,852,165
1,242,000	Youyuan International Holdings Ltd.*(1)(3)	—
		24,526,445
	Hungary - 0.3%
133,388	OTP Bank Nyrt	4,064,721
161,929	Richter Gedeon Nyrt	3,910,991
		7,975,712
	India - 1.1%
43,157	Dr Reddy's Laboratories Ltd.	2,602,471
26,922	eClerx Services Ltd.	447,447
571,980	HCL Technologies Ltd.	7,478,088
73,236	Mahanagar Gas Ltd.	904,739
5,823,932	NHPC Ltd.	3,162,008
1,272,113	NMDC Ltd.	1,693,750
2,517,751	Power Grid Corp. of India Ltd.	7,321,130
149,722	Sun TV Network Ltd.	792,449
402,194	UPL Ltd.	3,650,201
		28,052,283
	Indonesia - 1.2%
14,563,400	Bank Mandiri Persero Tbk PT	5,148,159
22,886,000	Bank Rakyat Indonesia Persero Tbk PT	7,975,294
1,426,200	Matahari Department Store Tbk PT	394,071
15,077,100	Perusahaan Gas Negara Tbk PT	1,474,893
49,705,900	Telkom Indonesia Persero Tbk PT	14,397,247
		29,389,664
	Ireland - 0.2%
251,665	Bank of Ireland Group PLC	2,602,950
129,726	Kenmare Resources PLC	753,213
49,525	Smurfit Kappa Group PLC	1,834,859
		5,191,022
	Israel - 0.7%
94,535	Check Point Software Technologies Ltd.*	12,039,977
196,883	Plus500 Ltd.	4,119,756
		16,159,733
	Italy - 2.8%
364,471	Anima Holding SpA(2)	1,514,529
209,548	Azimut Holding SpA	4,680,480
1,218,433	Enel SpA	8,324,474
688,792	Eni SpA	10,405,868
319,301	FinecoBank Banca Fineco SpA	4,839,864
1,303,493	Italgas SpA	8,511,131
357,159	Mediobanca Banca di Credito Finanziario SpA	3,835,595
452,399	Pirelli & C SpA(2)	2,369,679
90,142	RAI Way SpA(2)	577,450
156,226	Recordati Industria Chimica e Farmaceutica SpA	7,191,462
825,834	Terna - Rete Elettrica Nazionale	7,148,205
449,708	UniCredit SpA	8,911,179
		68,309,916
	Japan - 15.1%
169,400	AGC, Inc.	6,316,055
80,400	Air Water, Inc.	1,015,917
205,700	Aisin Corp.	6,037,594
1,123,600	Astellas Pharma, Inc.	16,926,538
146,100	Bridgestone Corp.	5,867,133
60,700	CKD Corp.	924,618

The accompanying notes are an integral part of these financial statements.
44

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Japan - 15.1% - (continued)
34,100	Daido Steel Co. Ltd.	$ 1,313,197
138,300	Dexerials Corp.	2,631,928
46,800	Dowa Holdings Co. Ltd.	1,528,978
47,800	Ebara Corp.	2,091,313
104,600	FCC Co. Ltd.	1,348,452
122,100	Ferrotec Holdings Corp.	2,761,471
117,700	Fuji Media Holdings, Inc.	1,103,402
478,400	Fujikura Ltd.	3,261,786
29,400	G-Tekt Corp.	322,072
296,000	Honda Motor Co. Ltd.	7,850,814
115,500	Iida Group Holdings Co. Ltd.	2,053,508
1,197,100	Inpex Corp.	13,099,920
682,300	Isuzu Motors Ltd.	8,057,292
277,300	ITOCHU Corp.(1)	9,199,389
52,500	Japan Petroleum Exploration Co. Ltd.	1,746,901
311,200	Japan Post Bank Co. Ltd.	2,485,108
99,600	JGC Holdings Corp.	1,246,022
299,600	JTEKT Corp.	2,474,096
544,100	JVCKenwood Corp.	1,854,499
276,600	Kamigumi Co. Ltd.	6,061,923
77,600	Kanamoto Co. Ltd.(1)	1,300,038
44,200	Kaneka Corp.	1,175,882
660,100	KDDI Corp.	20,607,088
79,200	Kinden Corp.	1,079,868
488,400	Kobe Steel Ltd.	3,638,990
244,400	Koei Tecmo Holdings Co. Ltd.	4,494,459
26,400	Komeri Co. Ltd.	614,083
149,700	Kuraray Co. Ltd.	1,399,936
23,500	Kureha Corp.	1,458,971
45,600	Kyudenko Corp.	1,215,994
36,700	Makino Milling Machine Co. Ltd.	1,342,372
531,200	Marubeni Corp.	7,539,422
920,600	Mazda Motor Corp.	8,330,955
147,000	Meitec Corp.	2,484,000
691,700	Mitsubishi Chemical Group Corp.	4,057,955
233,000	Mitsubishi Corp.	8,638,674
139,400	Mitsubishi Gas Chemical Co., Inc.	2,029,452
1,935,700	Mitsubishi Motors Corp.*	7,440,119
257,200	Mitsui & Co. Ltd.	8,029,452
71,400	Mitsui Chemicals, Inc.	1,806,492
106,500	Mitsui Mining & Smelting Co. Ltd.	2,536,067
17,000	Mitsui-Soko Holdings Co. Ltd.	498,997
305,600	Mizuho Financial Group, Inc.	4,429,925
306,800	NGK Spark Plug Co. Ltd.	6,430,475
119,400	NHK Spring Co. Ltd.	885,246
10,868	Nichirin Co. Ltd.	188,075
120,400	Nippon Electric Glass Co. Ltd.	2,298,461
41,000	NIPPON EXPRESS HOLDINGS, Inc.	2,405,959
29,400	Nippon Shokubai Co. Ltd.	1,178,694
347,700	Nippon Telegraph & Telephone Corp.	10,609,710
112,600	Nippon Yusen KK(1)	2,661,739
22,200	Nitta Corp.	505,052
137,100	NOK Corp.	1,847,570
12,400	Noritake Co. Ltd.	425,878
419,900	NSK Ltd.	2,370,721
1,186,500	NTN Corp.	2,930,840
514,400	Oji Holdings Corp.	2,021,437
33,400	OKUMA Corp.	1,483,180
387,800	Ono Pharmaceutical Co. Ltd.	7,808,389
107,200	Otsuka Holdings Co. Ltd.	3,647,025
198,500	Press Kogyo Co. Ltd.	796,192
33,800	Raito Kogyo Co. Ltd.	498,542
459,200	Renesas Electronics Corp.*	5,984,501
240,100	Rengo Co. Ltd.	1,565,879
162,600	SCSK Corp.	2,454,904
380,300	Seiko Epson Corp.	5,816,208
355,600	Senko Group Holdings Co. Ltd.	2,541,231
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Japan - 15.1% - (continued)
210,200	Shionogi & Co. Ltd.	$ 9,409,505
390,400	Shizuoka Financial Group, Inc.	2,942,697
43,000	Sintokogio Ltd.	311,834
283,300	Sojitz Corp.	5,966,726
431,700	Subaru Corp.	7,046,127
24,400	Sumitomo Bakelite Co. Ltd.	933,129
413,000	Sumitomo Corp.	7,402,139
316,000	Sumitomo Electric Industries Ltd.	4,032,873
233,300	Sumitomo Forestry Co. Ltd.	5,040,262
159,500	Sumitomo Mitsui Financial Group, Inc.	6,519,343
280,800	Sumitomo Rubber Industries Ltd.	2,575,473
22,900	Sumitomo Seika Chemicals Co. Ltd.	739,692
144,000	Suntory Beverage & Food Ltd.	5,420,934
85,300	Suzuki Motor Corp.	2,974,278
61,500	Takeuchi Manufacturing Co. Ltd.	1,687,783
94,200	TBS Holdings, Inc.	1,420,319
39,200	TechnoPro Holdings, Inc.	1,069,520
107,100	Toagosei Co. Ltd.	925,958
41,700	Tokai Rika Co. Ltd.	576,044
124,700	Tokyo Steel Manufacturing Co. Ltd.	1,254,887
133,600	TOPPAN, Inc.	2,840,169
112,300	Toyoda Gosei Co. Ltd.	1,925,931
77,100	Toyota Boshoku Corp.	1,220,396
170,700	Toyota Motor Corp.	2,343,715
196,700	Toyota Tsusho Corp.	8,176,284
34,400	Tsubakimoto Chain Co.	852,044
46,600	TV Asahi Holdings Corp.	538,706
20,200	Tv Tokyo Holdings Corp.	376,984
92,000	Wakita & Co. Ltd.	936,503
319,700	Yamaha Motor Co. Ltd.	8,290,217
37,100	Yamato Kogyo Co. Ltd.	1,457,550
57,300	Yokohama Rubber Co. Ltd.	1,245,736
35,100	Zenkoku Hosho Co. Ltd.	1,290,070
		374,828,853
	Luxembourg - 0.3%
43,985	APERAM SA	1,630,848
125,852	ArcelorMittal SA	3,575,410
27,619	RTL Group SA	1,294,616
		6,500,874
	Malaysia - 0.2%
176,700	Carlsberg Brewery Malaysia Bhd Class B	838,119
18,300	Heineken Malaysia Bhd	115,449
1,445,800	Malayan Banking Bhd	2,809,595
944,900	RHB Bank Bhd	1,162,290
		4,925,453
	Mexico - 2.1%
40,481	Arca Continental SAB de CV	386,697
2,641,701	Bolsa Mexicana de Valores SAB de CV	5,821,307
2,296,000	Concentradora Fibra Danhos SA de CV REIT(1)	3,055,885
67,431	Fomento Economico Mexicano SAB de CV ADR	6,542,156
490,100	Grupo Aeroportuario del Centro Norte SAB de CV	5,376,530
39,057	Grupo Aeroportuario del Pacifico SAB de CV ADR	6,935,351
19,973	Grupo Aeroportuario del Sureste SAB de CV ADR	5,718,669
1,049,400	Grupo Financiero Banorte SAB de CV Class O	9,094,664
402,450	Grupo Financiero Inbursa SAB de CV Class O*	983,545
3,764,199	Kimberly-Clark de Mexico SAB de CV Class A	8,508,415
2	Urbi Desarrollos Urbanos SAB de CV*	1
		52,423,220
	Netherlands - 3.8%
509,876	ABN AMRO Bank NV GDR(2)	8,171,914
84,464	AMG Advanced Metallurgical Group NV	3,153,437
246,592	ASR Nederland NV	10,845,767
368,021	BNP Paribas Emissions- und Handelsgesellschaft mbH(1)	4,564,302
42,442	Euronext NV(2)	3,375,380

The accompanying notes are an integral part of these financial statements.
45

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Netherlands - 3.8% - (continued)
91,677	Heineken NV	$ 10,526,828
77,260	Koninklijke Ahold Delhaize NV	2,656,558
4,126,015	Koninklijke KPN NV	15,047,102
148,015	NN Group NV	5,519,533
1,006,555	Shell PLC	30,996,852
		94,857,673
	New Zealand - 0.1%
796,274	Spark New Zealand Ltd.	2,580,048
	Norway - 0.8%
38,914	Aker BP ASA	930,271
234,833	DNB Bank ASA(1)	4,130,731
490,170	Equinor ASA	14,112,490
203,002	Europris ASA(2)	1,453,836
43,511	Wallenius Wilhelmsen ASA	325,638
		20,952,966
	Poland - 0.2%
313,068	InPost SA*	3,360,110
145,447	Powszechna Kasa Oszczednosci Bank Polski SA	1,124,604
		4,484,714
	Portugal - 0.3%
701,114	Galp Energia SGPS SA	8,472,045
	Russia - 0.0%
19,959,800	RusHydro PJSC*(3)	—
	Singapore - 2.0%
555,200	DBS Group Holdings Ltd.	13,718,966
1,714,200	Oversea-Chinese Banking Corp. Ltd.	16,217,847
1,084,400	Sheng Siong Group Ltd.	1,440,206
3,035,600	Singapore Telecommunications Ltd.	5,817,275
78,786	STMicroelectronics NV	3,370,235
13,569	TDCX, Inc. ADR*	95,390
504,900	UMS Holdings Ltd.	392,357
247,900	United Overseas Bank Ltd.	5,264,889
712,100	UOL Group Ltd.	3,714,936
		50,032,101
	South Africa - 1.5%
45,017	Anglo American Platinum Ltd.	2,668,989
233,742	Anglo American PLC	7,202,565
771,860	AVI Ltd.	2,880,608
370,358	Gold Fields Ltd. ADR	5,762,770
74,534	Kumba Iron Ore Ltd.	1,812,419
406,288	Mr Price Group Ltd.	3,340,923
333,491	MultiChoice Group	2,087,270
112,222	Telkom SA SOC Ltd.*	203,760
681,595	Truworths International Ltd.	2,026,248
1,427,174	Vodacom Group Ltd.	9,782,357
		37,767,909
	South Korea - 4.3%
24,514	AfreecaTV Co. Ltd.	1,429,030
30,450	Asia Paper Manufacturing Co. Ltd.	800,975
70,546	BH Co. Ltd.	1,222,939
4,478	CJ CheilJedang Corp.	1,036,961
36,255	Coway Co. Ltd.	1,331,154
91,633	Daeduck Electronics Co. Ltd.	1,485,768
336,166	Daewoo Engineering & Construction Co. Ltd.*	1,063,026
59,638	DB HiTek Co. Ltd.	2,715,318
49,396	DL E&C Co. Ltd.	1,305,162
79,783	Dongkuk Steel Mill Co. Ltd.	715,096
54,377	Doosan Bobcat, Inc.	2,086,259
24,413	Eugene Technology Co. Ltd.	529,888
5,772	GOLFZON Co. Ltd.	482,991
33,737	HAESUNG DS Co. Ltd.	1,183,500
219,285	Hana Financial Group, Inc.	6,890,732
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	South Korea - 4.3% - (continued)
18,238	Handsome Co. Ltd.	$ 340,851
24,344	HL Mando Co. Ltd.	845,732
27,797	Hyundai Department Store Co. Ltd.	1,076,296
130,571	Hyundai Engineering & Construction Co. Ltd.	4,017,366
8,074	Hyundai Glovis Co. Ltd.	990,442
6,416	Hyundai Home Shopping Network Corp.	231,254
25,254	Hyundai Wia Corp.	1,061,822
184,682	KB Financial Group, Inc.	6,854,694
103,329	Kia Corp.	6,544,163
248,088	KT Corp.	5,567,772
59,066	KT Skylife Co. Ltd.	306,237
101,881	LG Electronics, Inc.	8,366,255
17,387	LG Innotek Co. Ltd.	3,460,547
198,506	LG Uplus Corp.	1,637,350
21,160	Lotte Chemical Corp.	2,666,942
6,389	Lotte Chilsung Beverage Co. Ltd.	744,712
37,058	LOTTE Fine Chemical Co. Ltd.	1,701,936
5,466	Park Systems Corp.	598,982
9,372	PharmaResearch Co. Ltd.	710,239
385,663	Samsung Electronics Co. Ltd.	18,976,195
12,783	SFA Engineering Corp.	382,074
90,604	SIMMTECH Co. Ltd.	1,954,850
64,501	SK Hynix, Inc.	4,339,852
20,535	SK Innovation Co. Ltd.*	2,672,604
60,483	S-Oil Corp.	3,387,520
4,748	Soulbrain Co. Ltd.	781,265
34,309	Wonik QnC Corp.	628,012
23,799	Youngone Corp.	787,662
		105,912,425
	Spain - 1.3%
276,630	Acerinox SA	2,988,781
119,821	Atresmedia Corp. de Medios de Comunicacion SA	479,159
1,244,623	Banco Bilbao Vizcaya Argentaria SA	9,111,865
53,723	CIE Automotive SA	1,619,991
222,178	Industria de Diseno Textil SA	7,637,760
661,390	Repsol SA	9,715,621
		31,553,177
	Sweden - 2.2%
150,555	Boliden AB(1)	5,380,365
174,547	Essity AB Class B	5,289,693
27,089	Evolution AB(2)	3,619,319
27,887	Loomis AB	892,629
65,440	NCC AB Class B	650,741
475,621	Securitas AB Class B	4,263,128
1,272,235	Skandinaviska Enskilda Banken AB Class A	14,466,300
889,197	Stillfront Group AB*	1,894,519
581,012	Svenska Handelsbanken AB Class A	5,136,021
424,583	Swedbank AB Class A	7,377,737
591,568	Telefonaktiebolaget LM Ericsson Class B	3,256,991
478,979	Truecaller AB Class B*(1)	1,432,070
		53,659,513
	Switzerland - 1.8%
221,753	Novartis AG	22,683,973
10,379	Swisscom AG	7,125,706
7,594	Swissquote Group Holding SA	1,625,667
585,366	UBS Group AG*	11,913,700
		43,349,046
	Taiwan - 4.6%
1,203,000	Accton Technology Corp.	11,751,986
776,000	ASE Technology Holding Co. Ltd.	2,551,138
318,000	Bizlink Holding, Inc.	2,731,187
702,000	Chicony Electronics Co. Ltd.	2,218,025
405,000	Chroma ATE, Inc.	2,514,118
1,229,000	Compeq Manufacturing Co. Ltd.	1,731,291
299,000	Delta Electronics, Inc.	2,928,995

The accompanying notes are an integral part of these financial statements.
46

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Taiwan - 4.6% - (continued)
1,983,000	E Ink Holdings, Inc.	$ 12,354,315
321,000	FLEXium Interconnect, Inc.*	989,472
123,000	Fusheng Precision Co. Ltd.	866,123
1,383,000	Gold Circuit Electronics Ltd.	4,455,256
1,126,000	King Yuan Electronics Co. Ltd.	1,728,128
118,000	Lotes Co. Ltd.	3,383,575
186,000	Nien Made Enterprise Co. Ltd.	2,047,887
932,000	Novatek Microelectronics Corp.	12,741,473
56,000	Pegavision Corp.	794,293
327,000	Realtek Semiconductor Corp.	3,834,720
191,000	Simplo Technology Co. Ltd.	1,917,365
767,000	Sino-American Silicon Products, Inc.	3,696,655
90,000	Sporton International, Inc.	776,235
1,718,000	Taiwan Semiconductor Manufacturing Co. Ltd.	28,133,270
1,179,000	Unimicron Technology Corp.	5,601,835
275,675	Yageo Corp.	4,468,952
		114,216,294
	Thailand - 0.8%
417,000	Advanced Info Service PCL NVDR	2,618,076
1,490,900	Bangkok Bank PCL NVDR	6,875,133
1,841,800	Kasikornbank PCL NVDR	6,761,944
4,246,200	Krung Thai Bank PCL NVDR	2,244,825
3,943,700	TTW PCL NVDR	998,990
		19,498,968
	United Kingdom - 13.7%
23,451	4imprint Group PLC	1,329,190
139,150	Ashtead Group PLC	8,022,849
198,089	AstraZeneca PLC	29,151,358
354,881	Auto Trader Group PLC(2)	2,837,973
5,374,447	Barclays PLC	10,826,346
725,602	Barratt Developments PLC	4,565,061
1,025,512	Beazley PLC	7,693,865
2,266,609	BP PLC	15,206,667
3,034,378	BT Group PLC	6,060,538
254,308	Bunzl PLC	10,123,259
585,263	Burberry Group PLC	19,104,145
325,944	Central Asia Metals PLC	841,790
7,286,205	Centrica PLC	10,469,918
2,050,575	Coats Group PLC	2,015,262
539,877	Darktrace PLC*	1,903,791
44,612	DCC PLC	2,775,622
303,217	Diageo PLC	13,831,573
2,629,441	Direct Line Insurance Group PLC	5,683,395
747,213	Drax Group PLC	5,912,323
1,068,376	DS Smith PLC	4,171,217
147,109	Dunelm Group PLC	2,118,717
2,270,614	EnQuest PLC*	476,724
122,938	Gamma Communications PLC	1,802,542
208,862	Gateley Holdings PLC	450,166
65,067	Global Ship Lease, Inc. Class A	1,245,382
531,597	Hargreaves Lansdown PLC	5,382,021
194,742	Howden Joinery Group PLC	1,678,750
1,168,000	HSBC Holdings PLC(1)	8,378,715
1,870,485	HSBC Holdings PLC	13,481,233
1,374,560	IG Group Holdings PLC	12,689,276
72,711	IMI PLC	1,458,863
363,408	Inchcape PLC	3,699,659
220,431	InterContinental Hotels Group PLC	15,156,107
3,598,433	ITV PLC	3,662,551
2,781,515	Legal & General Group PLC	8,206,920
114,730	Liontrust Asset Management PLC	1,242,478
10,521,840	Lloyds Banking Group PLC	6,392,235
2,427,664	Man Group PLC	6,943,041
1,107,134	Moneysupermarket.com Group PLC	3,823,086
485,059	Moonpig Group PLC*	834,172
2,163,255	NatWest Group PLC	7,125,972
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	United Kingdom - 13.7% - (continued)
177,118	Next Fifteen Communications Group PLC		$ 1,874,234
110,957	Norcros PLC		271,918
79,277	Polar Capital Holdings PLC		487,198
259,023	Reckitt Benckiser Group PLC		20,931,590
189,225	Spirent Communications PLC		430,227
1,052,070	Standard Chartered PLC		8,335,690
186,886	Subsea 7 SA		2,136,201
2,375,586	Taylor Wimpey PLC		3,833,877
560,021	Unilever PLC		31,183,162
105,777	Vistry Group PLC		1,042,623
122,268	WPP PLC		1,424,962
			340,726,434
	United States - 4.3%
162,236	BRP, Inc.		12,120,551
49,491	Genpact Ltd.		2,204,824
1,231,684	GSK PLC		22,211,163
74,334	Inmode Ltd.*		2,769,685
818,000	JS Global Lifestyle Co. Ltd.(2)		725,216
64,737	Roche Holding AG		20,271,753
247,658	Sanofi		26,689,679
107,113	Signify NV(2)		3,577,192
517,423	Stellantis NV		8,582,273
474,540	Tenaris SA		6,788,423
			105,940,759
	Total Common Stocks (cost $2,205,155,422)		$ 2,409,010,626
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
2,102,553	Cia de Saneamento do Parana (Preference Shares)		$ 1,610,279
	Total Preferred Stocks (cost $2,565,159)		$ 1,610,279
	Total Long-Term Investments (cost $2,207,720,581)		$ 2,410,620,905
SHORT-TERM INVESTMENTS - 1.8%
	Other Investment Pools & Funds - 1.0%
25,499,913	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(4)		$ 25,499,913
	Securities Lending Collateral - 0.8%
2,924,036	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(4)		2,924,036
9,746,788	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(4)		9,746,788
2,924,036	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(4)		2,924,036
2,924,037	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(4)		2,924,037
			18,518,897
	Total Short-Term Investments (cost $44,018,810)		$ 44,018,810
	Total Investments (cost $2,251,739,391)	99.0%	$ 2,454,639,715
	Other Assets and Liabilities	1.0%	25,877,108
	Total Net Assets	100.0%	$ 2,480,516,823
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.
47

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $51,870,217, representing 2.1% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	286	06/16/2023	$ 30,739,280	$ 659,360
Total futures contracts				$ 659,360

Foreign Currency Contracts Outstanding at April 30, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,079,887,000	JPY	15,347,051	USD	JPM	05/31/2023	$ (10,156)
13,401,114	USD	10,761,600	GBP	MSC	05/31/2023	(133,248)
39,635,065	USD	31,732,600	GBP	UBS	05/31/2023	(273,545)
61,905,593	USD	49,752,300	GBP	CBK	05/31/2023	(665,552)
15,673,224	USD	2,079,887,000	JPY	JPM	05/31/2023	336,329
10,926,752	USD	196,585,500	ZAR	JPM	05/31/2023	211,984
Total foreign currency contracts						$ (534,188)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
48

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 107,597,918	$ —	$ 107,597,918	$ —
Austria	32,087,323	591,296	31,496,027	—
Belgium	12,476,388	—	12,476,388	—
Brazil	25,226,675	20,814,742	4,411,933	—
Canada	172,854,645	172,854,645	—	—
Chile	7,835,238	7,835,238	—	—
China	151,427,648	14,017,469	137,410,179	—
Cyprus	481,373	481,373	—	—
Czech Republic	1,111,149	—	1,111,149	—
Denmark	24,683,391	—	24,683,391	—
Finland	10,740,591	—	10,740,591	—
France	119,921,568	—	119,921,568	—
Georgia	2,029,104	2,029,104	—	—
Germany	79,066,798	—	79,066,798	—
Greece	9,183,570	—	9,183,570	—
Hong Kong	24,526,445	—	24,526,445	—
Hungary	7,975,712	—	7,975,712	—
India	28,052,283	—	28,052,283	—
Indonesia	29,389,664	—	29,389,664	—
Ireland	5,191,022	753,213	4,437,809	—
Israel	16,159,733	16,159,733	—	—
Italy	68,309,916	—	68,309,916	—
Japan	374,828,853	—	374,828,853	—
Luxembourg	6,500,874	—	6,500,874	—
Malaysia	4,925,453	115,449	4,810,004	—
Mexico	52,423,220	52,423,219	1	—
Netherlands	94,857,673	—	94,857,673	—
New Zealand	2,580,048	—	2,580,048	—
Norway	20,952,966	—	20,952,966	—
Poland	4,484,714	—	4,484,714	—
Portugal	8,472,045	—	8,472,045	—
Russia	—	—	—	—
Singapore	50,032,101	95,390	49,936,711	—
South Africa	37,767,909	13,217,211	24,550,698	—
South Korea	105,912,425	—	105,912,425	—
Spain	31,553,177	—	31,553,177	—
Sweden	53,659,513	—	53,659,513	—
Switzerland	43,349,046	—	43,349,046	—
Taiwan	114,216,294	—	114,216,294	—
Thailand	19,498,968	998,990	18,499,978	—
United Kingdom	340,726,434	16,546,180	324,180,254	—
United States	105,940,759	17,095,060	88,845,699	—
Preferred Stocks	1,610,279	1,610,279	—	—
Short-Term Investments	44,018,810	44,018,810	—	—
Foreign Currency Contracts(2)	548,313	—	548,313	—
Futures Contracts(2)	659,360	659,360	—	—
Total	$ 2,455,847,388	$ 382,316,761	$ 2,073,530,627	$ —
Liabilities
Foreign Currency Contracts(2)	$ (1,082,501)	$ —	$ (1,082,501)	$ —
Total	$ (1,082,501)	$ —	$ (1,082,501)	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2023 is not presented.
The accompanying notes are an integral part of these financial statements.
49

Hartford Schroders International Stock Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Austria - 1.8%
2,351,402	Erste Group Bank AG	$ 85,495,111
	Brazil - 3.4%
29,853,365	B3 SA - Brasil Bolsa Balcao	69,908,036
72,634	MercadoLibre, Inc.*	92,789,209
		162,697,245
	Canada - 1.9%
1,471,327	Toronto-Dominion Bank	89,125,591
	China - 3.3%
5,247,800	Alibaba Group Holding Ltd.*	55,488,256
2,268,700	Tencent Holdings Ltd.	100,766,832
		156,255,088
	Denmark - 4.1%
571,680	Novo Nordisk AS Class B	95,101,454
3,485,146	Vestas Wind Systems AS*	96,436,035
		191,537,489
	France - 4.8%
3,907,575	Carrefour SA	81,279,935
440,307	EssilorLuxottica SA	87,171,994
596,913	Legrand SA	56,500,164
		224,952,093
	Germany - 7.7%
2,536,363	Infineon Technologies AG	92,366,153
1,030,226	SAP SE	139,406,196
794,793	Siemens AG	131,007,563
		362,779,912
	Hong Kong - 2.9%
12,422,400	AIA Group Ltd.	135,243,556
	India - 2.5%
5,702,700	HDFC Bank Ltd.	117,904,475
	Italy - 1.7%
5,184,720	FinecoBank Banca Fineco SpA	78,588,360
	Japan - 11.6%
2,375,900	Bridgestone Corp.	95,412,199
2,948,600	KDDI Corp.	92,049,781
200,200	Keyence Corp.	90,281,406
16,323,800	Mitsubishi UFJ Financial Group, Inc.	102,179,363
2,526,500	Recruit Holdings Co. Ltd.	70,877,382
198,100	SMC Corp.	98,801,350
		549,601,481
	Netherlands - 5.1%
168,450	ASML Holding NV	106,900,455
4,303,932	Shell PLC	133,054,960
		239,955,415
	South Korea - 3.0%
2,873,096	Samsung Electronics Co. Ltd.	141,368,061
	Spain - 1.9%
7,059,680	Iberdrola SA	91,480,033
	Sweden - 2.0%
1,797,063	Nibe Industrier AB Class B	20,121,486
8,236,977	Svenska Handelsbanken AB Class A	72,813,109
		92,934,595
	Switzerland - 4.2%
7,901	Chocoladefabriken Lindt & Spruengli AG	97,554,610
163,369	Lonza Group AG	101,883,456
		199,438,066
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.0% - (continued)
	Taiwan - 3.2%
9,170,000	Taiwan Semiconductor Manufacturing Co. Ltd.		$ 150,164,193
	United Kingdom - 14.6%
768,874	AstraZeneca PLC		113,149,754
2,189,151	Bunzl PLC		87,143,712
2,638,871	Burberry Group PLC		86,137,983
2,204,071	Diageo PLC		100,541,096
5,691,346	National Grid PLC		81,602,092
1,344,588	Reckitt Benckiser Group PLC		108,655,850
3,360,712	RELX PLC		111,974,523
			689,205,010
	United States - 16.3%
34,474	Booking Holdings, Inc.*		92,607,851
5,008,506	GSK PLC		90,319,225
221,946	Lululemon Athletica, Inc.*		84,323,944
1,158,943	Nestle SA		148,680,288
381,074	Roche Holding AG		119,329,567
1,029,025	Sanofi		110,896,262
721,766	Schneider Electric SE		125,870,079
			772,027,216
	Total Common Stocks (cost $4,168,338,228)		$ 4,530,752,990
PREFERRED STOCKS - 2.0%
	Germany - 2.0%
750,225	Dr Ing hc F Porsche AG (Preference Shares)*		$ 93,942,362
	Total Preferred Stocks (cost $64,586,160)		$ 93,942,362
	Total Long-Term Investments (cost $4,232,924,388)		$ 4,624,695,352
SHORT-TERM INVESTMENTS - 1.6%
	Other Investment Pools & Funds - 1.6%
77,851,569	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(1)		$ 77,851,569
	Total Short-Term Investments (cost $77,851,569)		$ 77,851,569
	Total Investments (cost $4,310,775,957)	99.6%	$ 4,702,546,921
	Other Assets and Liabilities	0.4%	17,416,051
	Total Net Assets	100.0%	$ 4,719,962,972
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.
50

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 85,495,111	$ —	$ 85,495,111	$ —
Brazil	162,697,245	162,697,245	—	—
Canada	89,125,591	89,125,591	—	—
China	156,255,088	—	156,255,088	—
Denmark	191,537,489	—	191,537,489	—
France	224,952,093	—	224,952,093	—
Germany	362,779,912	—	362,779,912	—
Hong Kong	135,243,556	—	135,243,556	—
India	117,904,475	—	117,904,475	—
Italy	78,588,360	—	78,588,360	—
Japan	549,601,481	—	549,601,481	—
Netherlands	239,955,415	—	239,955,415	—
South Korea	141,368,061	—	141,368,061	—
Spain	91,480,033	—	91,480,033	—
Sweden	92,934,595	—	92,934,595	—
Switzerland	199,438,066	—	199,438,066	—
Taiwan	150,164,193	—	150,164,193	—
United Kingdom	689,205,010	—	689,205,010	—
United States	772,027,216	176,931,795	595,095,421	—
Preferred Stocks	93,942,362	—	93,942,362	—
Short-Term Investments	77,851,569	77,851,569	—	—
Total	$ 4,702,546,921	$ 506,606,200	$ 4,195,940,721	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
51

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
	Asset-Backed - Finance & Insurance - 1.2%
$ 486,000	Cedar Funding VI CLO Ltd. 6.30%, 04/20/2034, 3 mo. USD LIBOR + 1.05%(1)(2)	$ 475,228
499,593	Dewolf Park CLO Ltd. 6.18%, 10/15/2030, 3 mo. USD LIBOR + 0.92%(1)(2)	493,865
793,081	Madison Park Funding XVIII Ltd. 6.20%, 10/21/2030, 3 mo. USD LIBOR + 0.94%(1)(2)	784,921
597,653	Madison Park Funding XXVI Ltd. 6.50%, 07/29/2030, 3 mo. USD LIBOR + 1.20%(1)(2)	591,652
239,853	Octagon Investment Partners 30 Ltd. 6.25%, 03/17/2030, 3 mo. USD LIBOR + 1.00%(1)(2)	237,228
		2,582,894
	Other Asset-Backed Securities - 0.3%
606,000	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.16%, 11/20/2030, 3 mo. USD LIBOR + 0.91%(1)(2)	599,183
	Whole Loan Collateral CMO - 0.0%
	Towd Point Mortgage Trust
4,454	2.75%, 04/25/2057(1)(3)	4,391
39,102	2.75%, 06/25/2057(1)(3)	37,167
40,111	2.75%, 07/25/2057(1)(3)	39,004
		80,562
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,306,302)	$ 3,262,639
CORPORATE BONDS - 36.0%
	Auto Manufacturers - 0.8%
636,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	$ 568,382
1,325,000	Hyundai Capital America 1.50%, 06/15/2026(1)	1,177,429
		1,745,811
	Auto Parts & Equipment - 1.0%
	Magna International, Inc.
53,000	4.15%, 10/01/2025	51,934
1,241,000	5.98%, 03/21/2026	1,250,499
967,000	Tyco Electronics Group SA 2.50%, 02/04/2032	833,828
		2,136,261
	Beverages - 0.5%
210,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	206,773
538,000	Constellation Brands, Inc. 4.90%, 05/01/2033	538,067
433,000	JDE Peet's NV 1.38%, 01/15/2027(1)	378,151
		1,122,991
	Biotechnology - 0.5%
1,078,000	Amgen, Inc. 5.25%, 03/02/2030	1,105,710
	Commercial Banks - 10.7%
	Bank of America Corp.
1,061,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	885,928
822,000	3.25%, 10/21/2027	773,417
512,000	3.50%, 04/19/2026	495,880
1,064,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 year USD CMT + 2.00% thereafter)(4)	919,001
253,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 6 mo. USD SOFR + 2.16% thereafter)(4)	249,041
434,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	433,127
285,000	Bank of Ireland Group PLC 4.50%, 11/25/2023(1)	281,442
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Commercial Banks - 10.7% - (continued)
	Barclays PLC
$ 1,336,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.90% thereafter)(4)	$ 1,065,145
444,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.05% thereafter)(4)	460,397
200,000	7.44%, 11/02/2033, (7.44% fixed rate until 11/02/2032; 12 mo. USD CMT + 3.50% thereafter)(4)	219,913
733,000	BNP Paribas SA 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 6 mo. USD SOFR + 2.07% thereafter)(1)(4)	682,942
	Citigroup, Inc.
1,526,000	3.20%, 10/21/2026	1,447,064
56,000	4.30%, 11/20/2026	54,682
	Goldman Sachs Group, Inc.
1,503,000	2.64%, 02/24/2028, (2.64% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.11% thereafter)(4)	1,373,894
1,227,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(4)	1,202,340
894,000	JP Morgan Chase & Co. 1.58%, 04/22/2027, (1.58% fixed rate until 04/22/2026; 6 mo. USD SOFR + 0.89% thereafter)(4)	809,035
	Lloyds Banking Group PLC
1,745,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 12 mo. USD CMT + 0.85% thereafter)(4)	1,556,575
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 12 mo. USD CMT + 1.00% thereafter)(4)	264,530
555,000	3.75%, 03/18/2028, (3.75% fixed rate until 03/18/2027; 12 mo. USD CMT + 1.80% thereafter)(4)	522,391
828,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	730,039
	Morgan Stanley
841,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(4)	799,911
1,090,000	3.63%, 01/20/2027	1,048,280
	NatWest Group PLC
1,262,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 12 mo. USD CMT + 2.55% thereafter)(4)	1,153,173
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 12 mo. USD CMT + 2.85% thereafter)(4)	294,254
	Santander U.K. Group Holdings PLC
400,000	1.09%, 03/15/2025, (1.09% fixed rate until 03/15/2024; 6 mo. USD SOFR + 0.79% thereafter)(4)	380,618
1,205,000	1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	1,053,471
218,000	Standard Chartered PLC 2.68%, 06/29/2032, (2.68% fixed rate until 06/29/2031; 12 mo. USD CMT + 1.20% thereafter)(1)(4)	173,739
386,000	UniCredit SpA 3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.55% thereafter)(1)(4)	308,405

The accompanying notes are an integral part of these financial statements.
52

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Commercial Banks - 10.7% - (continued)
	Wells Fargo & Co.
$ 1,831,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	$ 1,648,055
117,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(4)	110,349
927,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(4)	917,384
106,000	5.39%, 04/24/2034, 6 mo. USD SOFR + 2.02%	107,520
		22,421,942
	Commercial Services - 0.5%
90,000	Moody's Corp. 4.88%, 02/15/2024	89,498
282,000	Quanta Services, Inc. 0.95%, 10/01/2024	265,322
697,000	S&P Global, Inc. 2.70%, 03/01/2029	636,325
		991,145
	Diversified Financial Services - 1.1%
1,118,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032	915,344
879,000	Ally Financial, Inc. 2.20%, 11/02/2028	714,315
855,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(4)	740,235
		2,369,894
	Electric - 3.0%
206,000	EDP Finance BV 6.30%, 10/11/2027(1)	217,041
	Enel Finance International NV
1,843,000	1.88%, 07/12/2028(1)	1,564,842
617,000	4.63%, 06/15/2027(1)	605,459
531,000	7.50%, 10/14/2032(1)	593,314
717,000	Pacific Gas & Electric Co. 6.15%, 01/15/2033	726,348
1,827,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	1,478,737
559,000	Sempra Energy 3.70%, 04/01/2029	525,900
643,000	Southern California Edison Co. 5.30%, 03/01/2028	659,063
		6,370,704
	Entertainment - 0.3%
	Warnermedia Holdings, Inc.
380,000	3.76%, 03/15/2027(1)	357,579
381,000	5.05%, 03/15/2042(1)	312,134
		669,713
	Environmental Control - 1.4%
1,309,000	Republic Services, Inc. 2.38%, 03/15/2033	1,090,338
1,737,000	Waste Management, Inc. 4.63%, 02/15/2030	1,756,268
		2,846,606
	Food - 0.2%
492,000	General Mills, Inc. 4.95%, 03/29/2033	500,242
	Healthcare - Products - 0.0%
39,000	Boston Scientific Corp. 3.45%, 03/01/2024	38,415
	Healthcare - Services - 0.5%
225,000	Aetna, Inc. 2.80%, 06/15/2023	224,283
531,000	CommonSpirit Health 3.35%, 10/01/2029	478,834
11,000	Elevance Health, Inc. 4.10%, 03/01/2028	10,817
335,000	Humana, Inc. 3.70%, 03/23/2029	316,385
		1,030,319
	Household Products - 0.2%
326,000	Kenvue, Inc. 5.35%, 03/22/2026(1)	334,315
	Insurance - 1.5%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,133
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Insurance - 1.5% - (continued)
$ 126,000	American International Group, Inc. 3.90%, 04/01/2026	$ 122,912
513,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	483,530
701,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	603,658
100,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	96,366
877,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	829,852
325,000	Metropolitan Life Global Funding I 5.15%, 03/28/2033(1)	329,400
624,000	Willis North America, Inc. 4.65%, 06/15/2027	613,225
		3,081,076
	IT Services - 0.3%
859,000	Dell International LLC/EMC Corp. 3.38%, 12/15/2041(1)	609,008
	Media - 0.8%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,199,000	2.25%, 01/15/2029	1,003,839
1,038,000	3.50%, 06/01/2041	708,694
36,000	Discovery Communications LLC 3.63%, 05/15/2030	32,009
		1,744,542
	Mining - 0.7%
831,000	Anglo American Capital PLC 2.25%, 03/17/2028(1)	722,056
943,000	Yamana Gold, Inc. 2.63%, 08/15/2031	758,626
		1,480,682
	Oil & Gas - 0.7%
178,000	Cenovus Energy, Inc. 6.75%, 11/15/2039	193,101
756,000	Phillips 66 4.95%, 12/01/2027	761,706
524,000	Phillips 66 Co. 3.75%, 03/01/2028(1)	500,187
		1,454,994
	Pharmaceuticals - 2.0%
	AbbVie, Inc.
778,000	3.20%, 11/21/2029	717,117
108,000	3.85%, 06/15/2024	106,675
42,000	Becton Dickinson & Co. 3.73%, 12/15/2024	41,149
1,919,000	Cigna Group 5.69%, 03/15/2026	1,930,425
	CVS Health Corp.
41,000	4.30%, 03/25/2028	40,421
1,266,000	5.13%, 02/21/2030	1,285,194
		4,120,981
	Pipelines - 2.1%
	Enbridge, Inc.
479,000	4.25%, 12/01/2026	471,313
676,000	5.70%, 03/08/2033	701,086
354,000	MPLX LP 5.00%, 03/01/2033	347,224
248,000	ONEOK, Inc. 6.35%, 01/15/2031	261,916
	Plains All American Pipeline LP/PAA Finance Corp.
219,000	3.55%, 12/15/2029	197,284
810,000	3.80%, 09/15/2030	731,274
1,578,000	TransCanada PipeLines Ltd. 6.20%, 03/09/2026	1,586,481
		4,296,578
	Real Estate Investment Trusts - 3.1%
450,000	Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032	346,427
	American Tower Corp.
489,000	2.40%, 03/15/2025	465,179
866,000	3.65%, 03/15/2027	827,339
	Boston Properties LP
551,000	2.45%, 10/01/2033	395,083

The accompanying notes are an integral part of these financial statements.
53

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.0% - (continued)
	Real Estate Investment Trusts - 3.1% - (continued)
$ 1,057,000	3.40%, 06/21/2029	$ 894,844
	Crown Castle, Inc.
158,000	3.20%, 09/01/2024	153,860
706,000	3.80%, 02/15/2028	674,875
433,000	Equinix, Inc. 3.90%, 04/15/2032	393,875
291,000	ERP Operating LP 3.00%, 07/01/2029	264,469
144,000	Healthcare Realty Holdings LP 2.40%, 03/15/2030	115,952
127,000	Healthpeak OP LLC 3.25%, 07/15/2026	120,195
725,000	Kimco Realty OP LLC 2.70%, 10/01/2030	607,343
1,063,000	Sabra Health Care LP 3.20%, 12/01/2031	796,378
412,000	VICI Properties LP 4.95%, 02/15/2030	393,827
		6,449,646
	Retail - 0.2%
441,000	Genuine Parts Co. 2.75%, 02/01/2032	371,450
	Semiconductors - 0.1%
261,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	244,408
	Software - 1.1%
	Oracle Corp.
1,586,000	4.65%, 05/06/2030	1,552,456
522,000	4.90%, 02/06/2033	513,259
166,000	Take-Two Interactive Software, Inc. 3.70%, 04/14/2027	160,173
140,000	VMware, Inc. 2.20%, 08/15/2031	110,778
		2,336,666
	Telecommunications - 1.3%
330,000	AT&T, Inc. 2.75%, 06/01/2031	284,167
613,000	Rogers Communications, Inc. 3.20%, 03/15/2027(1)	574,038
895,000	T-Mobile USA, Inc. 3.88%, 04/15/2030	841,587
	Verizon Communications, Inc.
453,000	3.15%, 03/22/2030	411,150
120,000	4.02%, 12/03/2029	115,139
557,000	4.33%, 09/21/2028	549,947
		2,776,028
	Water - 1.4%
950,000	American Water Capital Corp. 4.45%, 06/01/2032	942,608
1,880,000	United Utilities PLC 6.88%, 08/15/2028	2,072,978
		3,015,586
	Total Corporate Bonds (cost $80,333,698)	$ 75,665,713
MUNICIPAL BONDS - 2.0%
	Education - 0.0%
100,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 4.25%, 08/15/2052	$ 97,050
	General - 0.1%
200,000	Philadelphia Auth for Industrial Dev, PA, Rev 3.96%, 04/15/2026	196,122
	Power - 0.6%
1,175,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 4.15%, 02/01/2033	1,158,897
	Tobacco - 0.8%
1,825,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	1,691,798
	Utilities - 0.5%
362,000	Oklahoma Dev Finance Auth, OK, Rev 3.88%, 05/01/2037	353,245
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 2.0% - (continued)
	Utilities - 0.5% - (continued)
	Texas Natural Gas Securitization Finance Corp., TX, Rev
$ 395,000	5.10%, 04/01/2035	$ 414,678
330,000	5.17%, 04/01/2041	358,895
		1,126,818
	Total Municipal Bonds (cost $4,221,859)	$ 4,270,685
U.S. GOVERNMENT AGENCIES - 26.7%
	Mortgage-Backed Agencies - 26.7%
	Federal Home Loan Mortgage Corp. - 10.9%
1,292,420	2.00%, 11/01/2051	$ 1,072,247
1,796,801	2.00%, 03/01/2052	1,491,029
1,764,835	2.50%, 11/01/2051	1,525,871
1,725,256	2.50%, 09/01/2052	1,491,203
1,467,762	3.00%, 04/01/2052	1,316,015
2,015,241	3.50%, 05/01/2052	1,870,241
1,268,683	4.00%, 06/01/2052	1,211,703
728,926	4.50%, 08/01/2052	711,221
2,759,767	4.50%, 09/01/2052	2,692,734
2,603,181	5.00%, 08/01/2052	2,585,052
1,606,403	5.00%, 09/01/2052	1,594,824
2,900,549	5.00%, 11/01/2052	2,879,790
1,687,028	5.50%, 01/01/2053	1,698,995
821,668	6.00%, 01/01/2053	836,893
		22,977,818
	Federal National Mortgage Association - 14.2%
3,921,816	2.00%, 08/01/2051	3,261,039
4,239,390	2.00%, 10/01/2051	3,523,283
1,213,723	2.00%, 11/01/2051	1,006,682
3,135,745	2.00%, 03/01/2052	2,602,963
2,180,498	2.50%, 11/01/2051	1,885,249
3,958,820	2.50%, 12/01/2051	3,422,358
1,188,765	2.50%, 05/01/2052	1,030,314
834,193	3.00%, 07/01/2052	748,178
2,013,968	3.50%, 05/01/2052	1,869,058
1,493,290	4.00%, 06/01/2052	1,425,606
1,620,646	4.50%, 08/01/2052	1,581,282
4,209,566	5.00%, 08/01/2052	4,180,250
737,634	5.00%, 10/01/2052	732,364
1,675,529	5.50%, 01/01/2053	1,687,414
817,419	6.00%, 01/01/2053	832,461
		29,788,501
	Government National Mortgage Association - 1.6%
868,973	5.50%, 12/20/2052	873,910
2,551,442	6.00%, 12/20/2052	2,590,498
		3,464,408
	Total U.S. Government Agencies (cost $57,390,991)	$ 56,230,727
U.S. GOVERNMENT SECURITIES - 32.9%
	U.S. Treasury Securities - 32.9%
	U.S. Treasury Bonds - 14.6%
245,000	1.25%, 05/15/2050	$ 142,645
5,370,000	2.88%, 05/15/2052	4,590,091
6,618,000	3.00%, 08/15/2052	5,807,295
9,460,200	3.38%, 08/15/2042	8,898,501
2,335,000	3.63%, 02/15/2053	2,313,109
4,384,000	3.88%, 02/15/2043	4,425,100
1,029,000	4.00%, 11/15/2042	1,058,745
3,217,000	4.00%, 11/15/2052	3,412,031
		30,647,517
	U.S. Treasury Notes - 18.3%
3,205,000	2.50%, 04/30/2024	3,131,886

The accompanying notes are an integral part of these financial statements.
54

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 32.9% - (continued)
	U.S. Treasury Securities - 32.9% - (continued)
	U.S. Treasury Notes - 18.3% - (continued)
$ 449,400	3.25%, 08/31/2024		$ 441,904
2,141,100	3.50%, 09/15/2025		2,119,773
3,561,400	3.50%, 02/15/2033		3,575,868
9,253,000	3.63%, 03/31/2028		9,284,807
1,618,000	3.63%, 03/31/2030		1,629,882
1,209,000	3.75%, 04/15/2026		1,207,961
4,853,000	3.88%, 03/31/2025		4,830,062
731,000	4.00%, 12/15/2025		733,542
238,000	4.00%, 02/15/2026		239,097
1,038,000	4.13%, 01/31/2025		1,035,811
904,000	4.25%, 12/31/2024		903,117
1,389,100	4.38%, 10/31/2024		1,387,906
1,544,600	4.50%, 11/30/2024		1,547,496
3,782,000	4.50%, 11/15/2025		3,835,480
1,208,000	4.63%, 02/28/2025		1,217,390
1,309,000	4.63%, 03/15/2026		1,338,759
			38,460,741
	Total U.S. Government Securities (cost $69,270,297)		$ 69,108,258
	Total Long-Term Investments (cost $214,523,147)		$ 208,538,022
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
370,703	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(5)		$ 370,703
	Total Short-Term Investments (cost $370,703)		$ 370,703
	Total Investments (cost $214,893,850)	99.3%	$ 208,908,725
	Other Assets and Liabilities	0.7%	1,371,489
	Total Net Assets	100.0%	$ 210,280,214
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $15,875,605, representing 7.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	26	06/30/2023	$ 5,360,266	$ (37,214)
U.S. Treasury Ultra Bond Future	4	06/21/2023	565,625	(14,258)
Total				$ (51,472)
Short position contracts:
U.S. Treasury 5-Year Note Future	5	06/30/2023	$ 548,711	$ 4,160
U.S. Treasury 10-Year Ultra Future	4	06/21/2023	485,813	7,181
Total				$ 11,341
Total futures contracts				$ (40,131)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
55

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,262,639	$ —	$ 3,262,639	$ —
Corporate Bonds	75,665,713	—	75,665,713	—
Municipal Bonds	4,270,685	—	4,270,685	—
U.S. Government Agencies	56,230,727	—	56,230,727	—
U.S. Government Securities	69,108,258	—	69,108,258	—
Short-Term Investments	370,703	370,703	—	—
Futures Contracts(2)	11,341	11,341	—	—
Total	$ 208,920,066	$ 382,044	$ 208,538,022	$ —
Liabilities
Futures Contracts(2)	$ (51,472)	$ (51,472)	$ —	$ —
Total	$ (51,472)	$ (51,472)	$ —	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
56

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.4%
	Australia - 4.0%
1,033	Newcrest Mining Ltd.	$ 19,725
335	Rio Tinto Ltd.	25,127
		44,852
	China - 8.4%
1,000	Alibaba Group Holding Ltd.*	10,574
3,000	BOC Hong Kong Holdings Ltd.	9,470
4,000	China Mengniu Dairy Co. Ltd.*	16,146
5,600	China Pacific Insurance Group Co. Ltd. Class H	16,727
200	China Tourism Group Duty Free Corp. Ltd. Class A	4,666
3,500	H World Group Ltd.*	16,372
1,000	Li Ning Co. Ltd.	7,152
2,500	Sany Heavy Industry Co. Ltd. Class A	5,964
800	WuXi AppTec Co. Ltd. Class H(1)	7,036
		94,107
	Denmark - 2.5%
168	Novo Nordisk AS Class B	27,948
	Finland - 3.5%
479	Neste Oyj	23,214
2,825	Outokumpu Oyj	15,401
		38,615
	France - 2.0%
60	Capgemini SE	10,941
573	Carrefour SA	11,919
		22,860
	Germany - 8.1%
144	Beiersdorf AG	20,107
80	SAP SE	10,825
148	Siemens AG	24,395
813	Siemens Energy AG*	19,954
444	Software AG	15,169
		90,450
	Hong Kong - 0.8%
563	Prudential PLC	8,614
	India - 3.5%
270	HDFC Bank Ltd.	5,582
152	HDFC Bank Ltd. ADR	10,610
464	ICICI Bank Ltd. ADR	10,556
22,387	NHPC Ltd.	12,155
		38,903
	Indonesia - 1.0%
31,800	Bank Mandiri Persero Tbk PT	11,241
	Ireland - 2.1%
2,256	Bank of Ireland Group PLC	23,334
	Italy - 3.0%
3,839	Intesa Sanpaolo SpA	10,094
312	Moncler SpA	23,145
		33,239
	Japan - 17.6%
400	Asahi Intecc Co. Ltd.	7,238
600	Astellas Pharma, Inc.	9,039
100	Daikin Industries Ltd.	18,163
200	Harmonic Drive Systems, Inc.	6,115
1,100	Isuzu Motors Ltd.	12,990
300	JCR Pharmaceuticals Co. Ltd.	3,245
200	Makita Corp.	5,642
100	MatsukiyoCocokara & Co.	5,355
100	Nippon Shinyaku Co. Ltd.	4,573
100	Nitori Holdings Co. Ltd.	12,733
1,500	NTT Data Corp.	20,375
900	ORIX Corp.	15,311
600	Park24 Co. Ltd.*	9,274
Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.4% - (continued)
	Japan - 17.6% - (continued)
200	Rorze Corp.	$ 14,817
600	Stanley Electric Co. Ltd.	13,535
600	Suzuki Motor Corp.	20,921
200	Toyota Industries Corp.	11,624
100	Visional, Inc.*	5,244
		196,194
	Netherlands - 1.5%
45	ASM International NV	16,337
	Norway - 1.1%
627	Mowi ASA	11,963
	Portugal - 1.4%
2,878	EDP - Energias de Portugal SA	15,858
	Singapore - 2.6%
400	DBS Group Holdings Ltd.	9,884
700	Oversea-Chinese Banking Corp. Ltd.	6,622
6,400	Singapore Telecommunications Ltd.	12,265
		28,771
	South Korea - 2.9%
418	Hana Financial Group, Inc.	13,135
65	NAVER Corp.	9,417
192	Samsung Electronics Co. Ltd.	9,447
		31,999
	Sweden - 5.2%
206	Holmen AB Class B	7,793
1,895	Skandinaviska Enskilda Banken AB Class A	21,548
721	SKF AB Class B	13,058
1,800	Svenska Handelsbanken AB Class A	15,912
		58,311
	Switzerland - 0.5%
81	Alcon, Inc.	5,898
	Taiwan - 3.6%
1,036	Giant Manufacturing Co. Ltd.	6,214
930	MediaTek, Inc.*	20,222
168	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,163
		40,599
	Thailand - 0.4%
5,900	Bangkok Dusit Medical Services PCL	5,054
	United Arab Emirates - 1.0%
2,342	Network International Holdings PLC*(1)	11,396
	United Kingdom - 10.7%
751	CNH Industrial NV	10,568
3,714	ConvaTec Group PLC(1)	10,268
2,252	Informa PLC	20,473
291	Reckitt Benckiser Group PLC	23,516
580	RELX PLC	19,325
824	SSE PLC	19,012
2,063	Standard Chartered PLC	16,345
		119,507
	United States - 5.0%
82	CSL Ltd.	16,370
214	Sanofi	23,062
980	Stellantis NV	16,255
		55,687
	Total Common Stocks (cost $974,927)	$ 1,031,737

The accompanying notes are an integral part of these financial statements.
57

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.9%
	Other Investment Pools & Funds - 6.9%
77,777	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(2)		$ 77,777
	Total Short-Term Investments (cost $77,777)		$ 77,777
	Total Investments (cost $1,052,704)	99.3%	$ 1,109,514
	Other Assets and Liabilities	0.7%	7,423
	Total Net Assets	100.0%	$ 1,116,937
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $28,700, representing 2.6% of net assets.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 44,852	$ —	$ 44,852	$ —
China	94,107	—	94,107	—
Denmark	27,948	—	27,948	—
Finland	38,615	—	38,615	—
France	22,860	—	22,860	—
Germany	90,450	—	90,450	—
Hong Kong	8,614	—	8,614	—
India	38,903	21,166	17,737	—
Indonesia	11,241	—	11,241	—
Ireland	23,334	—	23,334	—
Italy	33,239	—	33,239	—
Japan	196,194	—	196,194	—
Netherlands	16,337	—	16,337	—
Norway	11,963	—	11,963	—
Portugal	15,858	—	15,858	—
Singapore	28,771	—	28,771	—
South Korea	31,999	—	31,999	—
Sweden	58,311	—	58,311	—
Switzerland	5,898	—	5,898	—
Taiwan	40,599	14,163	26,436	—
Thailand	5,054	5,054	—	—
United Arab Emirates	11,396	11,396	—	—
United Kingdom	119,507	—	119,507	—
United States	55,687	—	55,687	—
Short-Term Investments	77,777	77,777	—	—
Total	$ 1,109,514	$ 129,556	$ 979,958	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
58

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.9%
	Auto Manufacturers - 0.1%
$ 1,090,000	Hyundai Capital America 0.88%, 06/14/2024(1)	$ 1,037,344
	Beverages - 0.2%
1,606,000	Constellation Brands, Inc. 5.00%, 02/02/2026	1,599,599
	Biotechnology - 0.4%
2,704,000	Amgen, Inc. 5.51%, 03/02/2026	2,713,408
	Commercial Banks - 1.5%
2,200,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 12 mo. USD CMT + 0.90% thereafter)(2)	1,932,804
	Barclays PLC
1,952,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.05% thereafter)(2)	1,742,031
1,241,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.05% thereafter)(2)	1,286,829
1,561,000	NatWest Group PLC 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 12 mo. USD CMT + 2.85% thereafter)(2)	1,628,833
4,616,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.20% thereafter)(1)(2)	4,078,878
		10,669,375
	Diversified Financial Services - 1.3%
10,446,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	9,356,008
	Electric - 0.3%
1,963,000	NextEra Energy Capital Holdings, Inc. 6.05%, 03/01/2025	1,994,391
	Entertainment - 0.3%
2,418,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027(1)	2,275,333
	Healthcare - Services - 0.3%
2,563,000	CommonSpirit Health 3.35%, 10/01/2029	2,311,210
	Pipelines - 0.2%
1,070,000	MPLX LP 5.00%, 03/01/2033	1,049,519
	Semiconductors - 0.1%
800,000	Qorvo, Inc. 1.75%, 12/15/2024(1)	749,144
	Software - 0.2%
1,249,000	Oracle Corp. 4.50%, 05/06/2028	1,233,625
	Total Corporate Bonds (cost $37,273,668)	$ 34,988,956
MUNICIPAL BONDS - 76.5%
	Alabama - 0.9%
5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(3)(4)	$ 6,300,748
	California - 11.4%
955,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	1,038,100
700,000	Brentwood Union School Dist, CA, GO 5.25%, 08/01/2052	784,451
2,835,000	California Health Facs Financing Auth, CA, Rev 5.00%, 04/01/2033	3,133,628
2,845,000	Del Mar Union School Dist, CA, GO 4.00%, 08/01/2046	2,867,443
10,055,000	Elk Grove Unified School Dist, CA, GO 4.00%, 08/01/2048	10,021,462
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 76.5% - (continued)
	California - 11.4% - (continued)
$ 2,600,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	$ 2,592,463
6,105,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	5,659,412
1,000,000	Merced Union High School Dist, CA, GO 0.00%, 08/01/2034(5)	682,985
200,000	North Orange County Community College Dist, CA, GO, (NATL Insured) 0.00%, 08/01/2028(5)	170,654
5,265,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	5,266,264
680,000	Peralta Community College Dist, CA, GO 5.50%, 08/01/2052	776,394
5,480,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	5,203,744
300,000	Rialto Unified School Dist, CA, GO, (AGM Insured) 0.00%, 08/01/2029(5)	246,413
340,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	352,743
4,335,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	4,360,922
410,000	San Francisco Community College Dist, CA, GO 2.02%, 06/15/2029	356,412
12,960,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	12,865,786
11,750,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	12,814,275
3,805,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	3,744,445
7,640,000	Vista Unified School Dist, CA, GO, (BAM Insured) 5.25%, 08/01/2048	8,612,719
		81,550,715
	Colorado - 2.8%
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,888,172
13,940,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	13,553,161
655,000	Colorado Health Facs Auth, CO, Rev 5.25%, 11/01/2052	688,647
2,295,000	Colorado Housing and Finance Auth, CO, Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,261,742
		20,391,722
	Connecticut - 0.2%
1,645,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	1,648,763
	District of Columbia - 1.8%
	Dist of Columbia Water & Sewer Auth, DC, Rev
7,775,000	4.00%, 10/01/2047	7,674,310
5,225,000	5.00%, 10/01/2052	5,468,873
		13,143,183
	Florida - 2.4%
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	11,189,872
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	2,021,589
	Florida Housing Finance Corp., FL, Rev, (GNMA/FNMA/FHLMC Insured)
280,000	3.00%, 07/01/2051	272,141
2,290,000	3.00%, 07/01/2052	2,217,408

The accompanying notes are an integral part of these financial statements.
59

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 76.5% - (continued)
	Florida - 2.4% - (continued)
$ 605,000	3.50%, 07/01/2051	$ 596,022
555,000	4.00%, 07/01/2049	553,187
		16,850,219
	Georgia - 1.9%
	Main Street Natural Gas, Inc., GA, Rev
3,945,000	4.00%, 08/01/2048(3)	3,950,580
8,250,000	4.00%, 03/01/2050(3)	8,240,848
1,520,000	4.00%, 05/01/2052(3)	1,514,171
		13,705,599
	Illinois - 1.9%
5,110,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2033	5,809,023
	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
860,000	3.00%, 04/01/2051	832,605
4,925,000	3.75%, 04/01/2050	4,886,241
1,205,000	3.75%, 04/01/2050	1,195,614
965,000	4.50%, 10/01/2048	975,324
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 0.00%, 06/15/2028(5)	75,093
		13,773,900
	Indiana - 0.9%
	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,285,000	3.00%, 07/01/2050	1,246,453
570,000	4.00%, 07/01/2048	568,601
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,579,746
		6,394,800
	Iowa - 1.3%
	Iowa Finance Auth, IA, Rev, (GNMA/FNMA/FHLMC Insured)
6,570,000	3.00%, 07/01/2051	6,344,113
545,000	3.25%, 07/01/2050	533,248
475,000	4.00%, 07/01/2048	473,809
2,040,000	5.25%, 07/01/2053	2,164,665
		9,515,835
	Kentucky - 2.0%
	Kentucky Public Energy Auth, KY, Rev
6,080,000	4.00%, 12/01/2049(3)	6,088,904
7,935,000	4.00%, 02/01/2050(3)	7,943,291
		14,032,195
	Louisiana - 1.4%
225,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	226,797
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,109,870
		10,336,667
	Maryland - 0.3%
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,828,012
	Massachusetts - 1.2%
685,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	544,672
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,872,627
		8,417,299
	Michigan - 4.1%
	Cedar Springs Public School Dist, MI, GO, (Q-SBLF Insured)
1,325,000	4.50%, 05/01/2049	1,348,150
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 76.5% - (continued)
	Michigan - 4.1% - (continued)
$ 1,000,000	5.00%, 05/01/2051	$ 1,067,870
	Grosse Ile Township School Dist, MI, GO, (Q-SBLF Insured)
3,685,000	5.00%, 05/01/2049	3,968,982
4,265,000	5.00%, 05/01/2052	4,571,103
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053(6)	2,248,074
15,180,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	16,476,855
		29,681,034
	Minnesota - 0.4%
1,160,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev 3.50%, 12/01/2025(3)	1,150,808
2,055,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	2,009,230
		3,160,038
	Mississippi - 0.2%
1,210,000	Mississippi Home Corp., MS, Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,184,513
	Missouri - 0.6%
	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured)
1,610,000	3.25%, 05/01/2051	1,574,253
895,000	3.50%, 11/01/2050	881,882
1,145,000	4.25%, 05/01/2049	1,148,909
995,000	4.75%, 05/01/2049	1,009,119
		4,614,163
	Nebraska - 0.5%
	Nebraska Investment Finance Auth, NE, Rev, (GNMA/FNMA/FHLMC Insured)
3,185,000	3.00%, 09/01/2050	3,090,633
725,000	4.00%, 09/01/2048	723,385
		3,814,018
	Nevada - 0.3%
	Nevada Housing Division, NV, Rev, (GNMA/FNMA/FHLMC Insured)
805,000	3.00%, 04/01/2051	779,160
965,000	4.00%, 10/01/2049	962,962
		1,742,122
	New Jersey - 0.5%
1,430,000	Garden State Preservation Trust, NJ, Rev, (AGM Insured) 5.75%, 11/01/2028	1,572,129
565,000	New Jersey Economic Dev Auth, NJ, Rev 5.00%, 06/15/2028	608,038
	New Jersey Transportation Trust Fund Auth, NJ, Rev
140,000	4.00%, 06/15/2035	144,216
1,330,000	5.00%, 12/15/2028	1,467,412
		3,791,795
	New Mexico - 1.0%
	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured)
3,550,000	3.00%, 01/01/2051	3,440,268
2,435,000	3.00%, 01/01/2052	2,356,058
1,535,000	4.00%, 01/01/2049	1,532,228
		7,328,554
	New York - 8.2%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,968,094

The accompanying notes are an integral part of these financial statements.
60

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 76.5% - (continued)
	New York - 8.2% - (continued)
$ 3,960,000	New York City Municipal Water Finance Auth, NY, Rev 5.25%, 06/15/2047	$ 4,479,688
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
2,085,000	4.00%, 08/01/2048	2,037,193
13,810,000	4.00%, 02/01/2051	13,440,706
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,326,296
1,815,000	New York State Environmental Facs Corp., NY, Rev 5.25%, 09/15/2052	2,053,315
475,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	520,634
11,095,000	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev 5.00%, 05/15/2053	12,109,642
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,937,552
4,740,000	5.00%, 05/15/2051	5,129,597
		59,002,717
	Ohio - 1.1%
	Ohio Housing Finance Agency, OH, Rev
405,000	3.00%, 03/01/2052	392,640
2,690,000	3.25%, 03/01/2050	2,632,130
3,585,000	4.50%, 09/01/2048	3,617,910
	Ohio State University, OH, Rev
5,000	5.00%, 12/01/2030	5,872
5,000	5.00%, 12/01/2031	5,972
	Ohio Turnpike & Infrastructure Commission, OH, Rev
1,680,000	0.00%, 02/15/2038(5)	909,530
1,395,000	0.00%, 02/15/2041(5)	636,812
		8,200,866
	Oklahoma - 0.1%
905,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	904,763
	Pennsylvania - 1.4%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	910,121
4,000,000	Bucks County Water and Sewer Auth, PA, Rev, (AGM Insured) 4.25%, 12/01/2047	3,978,722
635,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2032	689,150
1,295,000	Geisinger Auth, PA, Rev 5.00%, 02/15/2032	1,372,454
	Pennsylvania Turnpike Commission, PA, Rev
300,000	5.00%, 12/01/2032	347,275
310,000	5.00%, 12/01/2033	354,086
	Philadelphia Gas Works Co., PA, Rev, (AGM Insured)
440,000	5.00%, 08/01/2029	494,159
910,000	5.00%, 08/01/2030	1,037,639
820,000	5.00%, 08/01/2033	932,995
		10,116,601
	South Carolina - 2.7%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	12,728,252
6,425,000	Patriots Energy Group Financing Agency, SC, Rev 4.00%, 10/01/2048(3)	6,436,098
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	302,920
		19,467,270
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 76.5% - (continued)
	Tennessee - 0.5%
$ 340,000	Jackson Health Educational & Housing Facility Board, TN, Rev 3.00%, 12/01/2026(3)	$ 338,650
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	266,473
1,745,000	5.00%, 07/01/2052	1,886,456
835,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	842,665
		3,334,244
	Texas - 23.1%
14,810,000	Argyle Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053(6)	14,412,298
	Arlington Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
3,040,000	4.25%, 12/01/2048	3,053,457
1,655,000	4.25%, 12/01/2053	1,656,280
3,605,000	4.38%, 08/15/2052	3,640,897
605,000	5.00%, 08/15/2030	694,125
455,000	5.00%, 08/15/2031	528,586
610,000	5.00%, 08/15/2032	716,169
3,770,000	5.00%, 08/15/2033	4,229,709
1,495,000	Bexar County Hospital Dist, TX, GO 4.25%, 02/15/2052	1,488,279
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	5,717,893
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	611,504
810,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2029	906,810
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,359,922
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2052	301,008
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	4,856,503
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	2,482,243
430,000	Harris County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/15/2029	472,250
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	1,043,407
7,180,000	Katy Independent School Dist, TX, GO 4.00%, 02/15/2053	7,072,300
1,900,000	Lamar Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2051	1,494,764
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	4,099,675
	Montgomery Independent School Dist, TX, GO, (PSF-GTD Insured)
10,600,000	4.00%, 02/15/2053(6)	10,357,860
3,485,000	4.25%, 02/15/2052	3,514,610
	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured)
3,079,000	4.00%, 06/15/2047	2,961,690
704,000	4.00%, 06/15/2052	662,587
400,000	5.00%, 08/15/2052	426,369
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,722,457
2,715,000	Northwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	2,986,732
7,460,000	Permanent Univ. Fund - Univ. of Texas System, TX, Rev 4.13%, 07/01/2052	7,394,633
11,825,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	11,574,626

The accompanying notes are an integral part of these financial statements.
61

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 76.5% - (continued)
	Texas - 23.1% - (continued)
$ 2,990,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053(6)	$ 2,951,986
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,146,770
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	15,036,599
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	3,801,528
880,000	Texas A&M University, TX, Rev 5.00%, 05/15/2035	951,912
5,175,000	Texas City Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053(6)	5,044,734
	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured)
1,685,000	3.00%, 01/01/2052	1,631,072
5,430,000	3.00%, 03/01/2052	5,252,547
1,695,000	3.50%, 03/01/2051	1,669,834
1,040,000	4.00%, 03/01/2050	1,040,773
620,000	4.75%, 03/01/2049	627,879
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,296,335
	Texas Natural Gas Securitization Finance Corp., TX, Rev
1,380,000	5.10%, 04/01/2035	1,448,748
1,150,000	5.17%, 04/01/2041	1,250,695
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,535,432
	White Settlement Independent School Dist, TX, GO, (PSF-GTD Insured)
4,985,000	4.00%, 08/15/2052	4,681,296
2,125,000	4.13%, 08/15/2052	2,039,177
		165,846,960
	Virginia - 0.8%
5,405,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	5,398,373
	Washington - 0.4%
	Washington State Housing Finance Commission, WA, Rev, (GNMA/FNMA/FHLMC Insured)
1,765,000	4.00%, 12/01/2048	1,760,954
925,000	4.00%, 06/01/2050	923,657
		2,684,611
	Wisconsin - 0.1%
650,000	Wisconsin Health & Educational Facs Auth, WI, Rev 5.00%, 04/01/2033	695,816
	Wyoming - 0.1%
735,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	733,199
	Total Municipal Bonds (cost $555,503,928)	$ 549,591,314
U.S. GOVERNMENT AGENCIES - 3.0%
	Mortgage-Backed Agencies - 3.0%
	Federal Home Loan Mortgage Corp. - 2.0%
7,427,209	5.00%, 08/01/2052	$ 7,375,485
6,612,741	5.00%, 11/01/2052	6,565,414
		13,940,899
	Federal National Mortgage Association - 1.0%
7,411,395	5.00%, 08/01/2052	7,359,780
	Total U.S. Government Agencies (cost $21,336,923)	$ 21,300,679
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 0.9%
	U.S. Treasury Securities - 0.9%
	U.S. Treasury Bonds - 0.7%
$ 5,227,000	3.88%, 02/15/2043		$ 5,276,003
	U.S. Treasury Notes - 0.2%
1,652,000	3.63%, 03/31/2028		1,657,679
	Total U.S. Government Securities (cost $6,838,531)		$ 6,933,682
	Total Long-Term Investments (cost $620,953,050)		$ 612,814,631
SHORT-TERM INVESTMENTS - 19.1%
	Other Investment Pools & Funds - 5.5%
39,768,712	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(7)		$ 39,768,712
	U.S. Treasury Securities - 13.6%
	U.S. Treasury Bills – 13.6
14,472,000	3.47%, 05/04/2023(8)		14,466,499
1,386,000	4.27%, 02/22/2024(8)		1,334,240
4,884,000	4.43%, 02/22/2024(8)		4,701,607
1,575,000	4.49%, 02/22/2024(8)		1,516,182
2,590,000	4.58%, 02/22/2024(8)		2,493,276
2,286,000	4.61%, 02/22/2024(8)		2,200,629
1,482,000	4.64%, 02/22/2024(8)		1,426,655
2,001,000	4.64%, 02/22/2024(8)		1,926,273
1,169,000	4.64%, 02/22/2024(8)		1,125,344
2,203,000	4.68%, 02/22/2024(8)		2,120,729
2,050,000	4.75%, 02/22/2024(8)		1,973,443
3,359,000	4.77%, 02/22/2024(8)		3,233,558
949,000	4.78%, 02/22/2024(8)		913,559
1,391,000	4.79%, 02/22/2024(8)		1,339,053
1,246,000	4.82%, 02/22/2024(8)		1,199,468
1,179,000	4.39%, 01/25/2024(8)		1,139,565
222,000	4.40%, 01/25/2024(8)		214,575
3,124,000	4.61%, 01/25/2024(8)		3,019,510
2,034,000	4.64%, 01/25/2024(8)		1,965,968
3,964,000	4.66%, 01/25/2024(8)		3,831,414
10,022,000	4.67%, 01/25/2024(8)		9,686,789
3,111,000	4.72%, 01/25/2024(8)		3,006,945
11,952,000	4.84%, 01/25/2024(8)		11,552,235
441,000	4.85%, 01/25/2024(8)		426,250
2,421,000	4.94%, 01/25/2024(8)		2,340,023
9,991,000	4.95%, 01/25/2024(8)		9,656,826
2,563,000	4.95%, 01/25/2024(8)		2,477,274
543,000	4.98%, 01/25/2024(8)		524,838
1,212,000	4.99%, 01/25/2024(8)		1,171,461
3,244,000	5.02%, 01/25/2024(8)		3,135,496
1,262,000	5.03%, 01/25/2024(8)		1,219,789
			97,339,473
	Total Short-Term Investments (cost $137,086,490)		$ 137,108,185
	Total Investments (cost $758,039,540)	104.4%	$ 749,922,816
	Other Assets and Liabilities	(4.4)%	(31,613,537)
	Total Net Assets	100.0%	$ 718,309,279
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

The accompanying notes are an integral part of these financial statements.
62

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2023, the aggregate value of these securities was $8,140,699, representing 1.1% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2023. Base lending rates may be subject to a floor or cap.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a zero-coupon bond.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $35,565,428 at April 30, 2023.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 34,988,956	$ —	$ 34,988,956	$ —
Municipal Bonds	549,591,314	—	549,591,314	—
U.S. Government Agencies	21,300,679	—	21,300,679	—
U.S. Government Securities	6,933,682	—	6,933,682	—
Short-Term Investments	137,108,185	39,768,712	97,339,473	—
Total	$ 749,922,816	$ 39,768,712	$ 710,154,104	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
63

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Banks - 1.6%
97,030	Commerce Bancshares, Inc.	$ 5,419,126
137,137	Fifth Third Bancorp	3,592,989
119,731	Glacier Bancorp, Inc.	3,978,661
		12,990,776
	Capital Goods - 13.8%
252,938	BWX Technologies, Inc.	16,334,736
72,171	Dover Corp.	10,548,513
156,933	Fortune Brands Innovations, Inc.	10,151,996
190,081	Hexcel Corp.	13,701,038
73,143	IDEX Corp.	15,090,864
142,984	Masco Corp.	7,651,074
58,712	Nordson Corp.	12,699,993
33,189	Snap-on, Inc.	8,609,558
50,967	Trane Technologies PLC	9,470,178
132,207	Trex Co., Inc.*	7,226,435
		111,484,385
	Commercial & Professional Services - 7.7%
191,021	Genpact Ltd.	8,509,986
77,212	Leidos Holdings, Inc.	7,200,791
399,856	Rentokil Initial PLC ADR	15,850,292
80,265	Robert Half International, Inc.	5,859,345
66,794	Verisk Analytics, Inc.	12,965,383
83,228	Waste Connections, Inc.	11,581,176
		61,966,973
	Consumer Discretionary Distribution & Retail - 3.1%
47,706	Burlington Stores, Inc.*	9,198,194
166,141	LKQ Corp.	9,591,320
17,361	Pool Corp.	6,099,266
		24,888,780
	Consumer Durables & Apparel - 1.4%
114,730	Garmin Ltd.	11,263,044
	Consumer Services - 3.5%
297,250	Aramark	10,314,575
45,509	Churchill Downs, Inc.	13,312,748
15,844	Domino's Pizza, Inc.	5,029,995
		28,657,318
	Energy - 3.9%
40,562	Cheniere Energy, Inc.	6,205,986
333,154	Coterra Energy, Inc.	8,528,743
59,125	Diamondback Energy, Inc.	8,407,575
104,866	New Fortress Energy, Inc.	3,176,391
23,598	Pioneer Natural Resources Co.	5,133,745
		31,452,440
	Equity Real Estate Investment Trusts (REITs) - 3.0%
71,916	Alexandria Real Estate Equities, Inc. REIT	8,930,529
220,831	American Homes 4 Rent Class A, REIT	7,344,839
380,565	Brixmor Property Group, Inc. REIT	8,117,451
		24,392,819
	Financial Services - 3.1%
222,315	Nasdaq, Inc.	12,309,582
50,919	Raymond James Financial, Inc.	4,609,697
141,818	SEI Investments Co.	8,354,498
		25,273,777
	Food, Beverage & Tobacco - 1.5%
45,157	Hershey Co.	12,330,571
	Health Care Equipment & Services - 7.4%
21,865	Chemed Corp.	12,053,081
25,978	Cooper Cos., Inc.	9,909,308
199,651	Encompass Health Corp.	12,807,612
133,806	Masimo Corp.*	25,308,067
		60,078,068
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Insurance - 8.0%
74,003	Arthur J Gallagher & Co.	$ 15,397,064
130,032	Assurant, Inc.	16,010,840
82,601	Globe Life, Inc.	8,963,861
99,704	Reinsurance Group of America, Inc.	14,189,873
248,721	Ryan Specialty Holdings, Inc.*	10,162,740
		64,724,378
	Materials - 4.0%
93,682	AptarGroup, Inc.	11,102,254
229,280	Berry Global Group, Inc.	13,254,677
80,766	International Flavors & Fragrances, Inc.	7,831,071
		32,188,002
	Media & Entertainment - 4.7%
357,072	Interpublic Group of Cos., Inc.	12,758,183
169,190	Match Group, Inc.*	6,243,111
339,143	Pinterest, Inc. Class A*	7,800,289
92,477	Take-Two Interactive Software, Inc.*	11,493,966
		38,295,549
	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
161,281	Catalent, Inc.*	8,083,404
214,849	Royalty Pharma PLC Class A	7,551,942
40,999	West Pharmaceutical Services, Inc.	14,810,479
		30,445,825
	Semiconductors & Semiconductor Equipment - 5.5%
149,144	Entegris, Inc.	11,173,868
37,566	First Solar, Inc.*	6,858,800
120,795	Microchip Technology, Inc.	8,816,827
128,306	ON Semiconductor Corp.*	9,232,900
83,112	Skyworks Solutions, Inc.	8,801,561
		44,883,956
	Software & Services - 8.8%
153,036	Amdocs Ltd.	13,964,535
127,038	Black Knight, Inc.*	6,941,356
171,187	Dolby Laboratories, Inc. Class A	14,326,640
34,517	EPAM Systems, Inc.*	9,748,982
102,816	PTC, Inc.*	12,933,225
61,583	VeriSign, Inc.*	13,659,109
		71,573,847
	Technology Hardware & Equipment - 5.4%
59,818	CDW Corp.	10,144,535
198,210	Ciena Corp.*	9,125,588
46,180	Motorola Solutions, Inc.	13,456,852
26,408	Teledyne Technologies, Inc.*	10,943,475
		43,670,450
	Utilities - 5.2%
201,930	Alliant Energy Corp.	11,134,420
350,123	CenterPoint Energy, Inc.	10,668,248
172,785	CMS Energy Corp.	10,757,594
238,439	FirstEnergy Corp.	9,489,872
		42,050,134
	Total Common Stocks (cost $584,083,290)	$ 772,611,092

The accompanying notes are an integral part of these financial statements.
64

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.7%
	Other Investment Pools & Funds - 4.7%
37,702,659	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(1)		$ 37,702,659
	Total Short-Term Investments (cost $37,702,659)		$ 37,702,659
	Total Investments (cost $621,785,949)	100.1%	$ 810,313,751
	Other Assets and Liabilities	(0.1)%	(521,507)
	Total Net Assets	100.0%	$ 809,792,244
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 12,990,776	$ 12,990,776	$ —	$ —
Capital Goods	111,484,385	111,484,385	—	—
Commercial & Professional Services	61,966,973	61,966,973	—	—
Consumer Discretionary Distribution & Retail	24,888,780	24,888,780	—	—
Consumer Durables & Apparel	11,263,044	11,263,044	—	—
Consumer Services	28,657,318	28,657,318	—	—
Energy	31,452,440	31,452,440	—	—
Equity Real Estate Investment Trusts (REITs)	24,392,819	24,392,819	—	—
Financial Services	25,273,777	25,273,777	—	—
Food, Beverage & Tobacco	12,330,571	12,330,571	—	—
Health Care Equipment & Services	60,078,068	60,078,068	—	—
Insurance	64,724,378	64,724,378	—	—
Materials	32,188,002	32,188,002	—	—
Media & Entertainment	38,295,549	38,295,549	—	—
Pharmaceuticals, Biotechnology & Life Sciences	30,445,825	30,445,825	—	—
Semiconductors & Semiconductor Equipment	44,883,956	44,883,956	—	—
Software & Services	71,573,847	71,573,847	—	—
Technology Hardware & Equipment	43,670,450	43,670,450	—	—
Utilities	42,050,134	42,050,134	—	—
Short-Term Investments	37,702,659	37,702,659	—	—
Total	$ 810,313,751	$ 810,313,751	$ —	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
65

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
April 30, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2%
	Automobiles & Components - 1.3%
62,877	Gentherm, Inc.*	$ 3,750,613
	Banks - 5.2%
22,612	Cambridge Bancorp	1,167,910
199,880	First BanCorp	2,348,590
75,952	First Merchants Corp.	2,216,279
86,523	Heritage Financial Corp.	1,523,670
88,697	Seacoast Banking Corp. of Florida	1,968,186
32,982	SouthState Corp.	2,275,098
45,317	TriCo Bancshares	1,622,802
63,505	United Community Banks, Inc.	1,581,275
		14,703,810
	Capital Goods - 14.7%
40,658	Albany International Corp. Class A	3,708,416
102,117	Array Technologies, Inc.*	2,088,293
309,011	Custom Truck One Source, Inc.*	1,940,589
21,387	EnPro Industries, Inc.	2,016,152
37,335	ESCO Technologies, Inc.	3,493,436
75,797	Hayward Holdings, Inc.*	912,596
74,426	Hexcel Corp.	5,364,626
321,199	Masterbrand, Inc.*	2,592,076
37,633	McGrath RentCorp	3,344,821
148,733	Primoris Services Corp.	3,762,945
50,930	Proto Labs, Inc.*	1,465,256
25,534	Simpson Manufacturing Co., Inc.	3,211,667
16,226	Standex International Corp.	1,992,715
47,545	V2X, Inc.*	2,053,944
11,491	Valmont Industries, Inc.	3,338,825
		41,286,357
	Commercial & Professional Services - 5.9%
52,585	ASGN, Inc.*	3,764,560
124,718	Interface, Inc.	977,789
35,471	Science Applications International Corp.	3,619,106
71,977	Stericycle, Inc.*	3,285,750
55,068	WNS Holdings Ltd. ADR*	4,965,482
		16,612,687
	Consumer Discretionary Distribution & Retail - 2.6%
18,399	Asbury Automotive Group, Inc.*	3,559,471
106,169	Valvoline, Inc.	3,668,139
		7,227,610
	Consumer Durables & Apparel - 5.4%
13,369	Cavco Industries, Inc.*	4,013,641
31,557	Oxford Industries, Inc.	3,256,367
219,786	Snap One Holdings Corp.*(1)	2,145,111
99,947	Sonos, Inc.*	2,112,880
102,235	Steven Madden Ltd.	3,582,314
		15,110,313
	Consumer Services - 0.2%
176,674	Sabre Corp.*	706,696
	Consumer Staples Distribution & Retail - 1.3%
110,767	Chefs' Warehouse, Inc.*	3,684,110
	Energy - 3.9%
40,713	Cactus, Inc. Class A	1,648,062
98,328	Delek U.S. Holdings, Inc.	2,138,634
52,101	Matador Resources Co.	2,554,512
308,153	Permian Resources Corp.	3,220,199
176,199	Solaris Oilfield Infrastructure, Inc. Class A	1,353,208
		10,914,615
	Equity Real Estate Investment Trusts (REITs) - 2.1%
190,388	Douglas Emmett, Inc. REIT	2,452,197
56,145	Terreno Realty Corp. REIT	3,457,971
		5,910,168
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.2% - (continued)
	Financial Services - 3.8%
195,338	Compass Diversified Holdings	$ 3,723,142
45,841	Encore Capital Group, Inc.*	2,355,311
24,519	Houlihan Lokey, Inc.	2,240,546
310,652	Perella Weinberg Partners	2,454,151
		10,773,150
	Food, Beverage & Tobacco - 3.5%
50,421	Darling Ingredients, Inc.*	3,003,579
257,281	Primo Water Corp.	3,908,098
164,579	Sovos Brands, Inc.*	2,822,530
		9,734,207
	Health Care Equipment & Services - 10.3%
238,044	Enhabit, Inc.*	2,916,039
103,805	Envista Holdings Corp.*	3,995,454
45,766	Haemonetics Corp.*	3,831,072
41,348	ICU Medical, Inc.*	7,820,561
11,681	Mesa Laboratories, Inc.	1,945,003
123,285	NeoGenomics, Inc.*	1,802,427
163,895	Neuronetics, Inc.*	375,320
76,524	Progyny, Inc.*	2,543,658
34,822	U.S. Physical Therapy, Inc.	3,707,150
		28,936,684
	Insurance - 5.1%
48,711	Axis Capital Holdings Ltd.	2,754,120
95,167	Kemper Corp.	4,629,875
29,364	Reinsurance Group of America, Inc.	4,179,084
65,613	Ryan Specialty Holdings, Inc.*	2,680,947
		14,244,026
	Materials - 7.9%
39,150	Ashland, Inc.	3,978,032
38,481	Balchem Corp.	5,056,403
29,385	Eagle Materials, Inc.	4,355,151
192,223	Element Solutions, Inc.	3,488,847
29,037	Materion Corp.	3,144,997
84,159	Mativ Holdings, Inc.	1,630,160
73,701	PureCycle Technologies, Inc.*(1)	484,216
		22,137,806
	Media & Entertainment - 3.1%
62,439	IAC, Inc.*	3,232,467
378,799	Stagwell, Inc.*	2,356,130
177,898	TEGNA, Inc.	3,042,056
		8,630,653
	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
248,277	Evolus, Inc.*(1)	2,169,941
108,732	FibroGen, Inc.*	1,861,492
41,577	Intra-Cellular Therapies, Inc.*	2,584,011
46,283	Natera, Inc.*	2,347,474
38,795	Pacira BioSciences, Inc.*	1,757,801
59,415	Syneos Health, Inc.*	2,332,633
		13,053,352
	Real Estate Management & Development - 1.0%
175,041	Kennedy-Wilson Holdings, Inc.	2,937,188
	Semiconductors & Semiconductor Equipment - 2.1%
78,317	Allegro MicroSystems, Inc.*	2,801,399
53,054	MACOM Technology Solutions Holdings, Inc.*	3,095,170
		5,896,569
	Software & Services - 5.3%
155,988	Box, Inc. Class A*	4,127,443
58,749	CommVault Systems, Inc.*	3,423,304
166,614	LiveRamp Holdings, Inc.*	4,013,731
52,963	Perficient, Inc.*	3,438,358
		15,002,836

The accompanying notes are an integral part of these financial statements.
66

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.2% - (continued)
	Technology Hardware & Equipment - 2.8%
52,235	Ciena Corp.*		$ 2,404,899
49,431	Lumentum Holdings, Inc.*		2,385,046
345,010	Viavi Solutions, Inc.*		3,091,290
			7,881,235
	Utilities - 3.1%
19,699	Chesapeake Utilities Corp.		2,432,826
47,184	ONE Gas, Inc.		3,630,809
37,224	SJW Group		2,826,046
			8,889,681
	Total Common Stocks (cost $233,808,929)		$ 268,024,366
SHORT-TERM INVESTMENTS - 5.4%
	Other Investment Pools & Funds - 4.8%
13,401,050	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.25%(2)		$ 13,401,050
	Securities Lending Collateral - 0.6%
268,543	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(2)		268,543
895,142	HSBC U.S. Government Money Market Fund, Institutional Class, 4.77%(2)		895,142
268,543	Invesco Government & Agency Portfolio, Institutional Class, 4.80%(2)		268,543
268,543	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(2)		268,543
			1,700,771
	Total Short-Term Investments (cost $15,101,821)		$ 15,101,821
	Total Investments (cost $248,910,750)	100.6%	$ 283,126,187
	Other Assets and Liabilities	(0.6)%	(1,756,531)
	Total Net Assets	100.0%	$ 281,369,656
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
67

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 3,750,613	$ 3,750,613	$ —	$ —
Banks	14,703,810	14,703,810	—	—
Capital Goods	41,286,357	41,286,357	—	—
Commercial & Professional Services	16,612,687	16,612,687	—	—
Consumer Discretionary Distribution & Retail	7,227,610	7,227,610	—	—
Consumer Durables & Apparel	15,110,313	15,110,313	—	—
Consumer Services	706,696	706,696	—	—
Consumer Staples Distribution & Retail	3,684,110	3,684,110	—	—
Energy	10,914,615	10,914,615	—	—
Equity Real Estate Investment Trusts (REITs)	5,910,168	5,910,168	—	—
Financial Services	10,773,150	10,773,150	—	—
Food, Beverage & Tobacco	9,734,207	9,734,207	—	—
Health Care Equipment & Services	28,936,684	28,936,684	—	—
Insurance	14,244,026	14,244,026	—	—
Materials	22,137,806	22,137,806	—	—
Media & Entertainment	8,630,653	8,630,653	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,053,352	13,053,352	—	—
Real Estate Management & Development	2,937,188	2,937,188	—	—
Semiconductors & Semiconductor Equipment	5,896,569	5,896,569	—	—
Software & Services	15,002,836	15,002,836	—	—
Technology Hardware & Equipment	7,881,235	7,881,235	—	—
Utilities	8,889,681	8,889,681	—	—
Short-Term Investments	15,101,821	15,101,821	—	—
Total	$ 283,126,187	$ 283,126,187	$ —	$ —

(1)	For the six-month period ended April 30, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
68

Hartford Schroders Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BOA	Bank of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
THB	Thailand Baht
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
Tbk	Terbuka

69

Hartford Schroders Funds
 Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund
Assets:
Investments in securities, at market value(1)	$ 37,742,485	$ 59,599,392	$ 5,371,656,648	$ 25,700,491	$ 1,148,533
Cash collateral held for securities on loan	—	—	623,520	34,156	1,032
Foreign currency	59,369	35,321	22,823,750	191,151	526
Unrealized appreciation on foreign currency contracts	—	—	—	111,481	—
Receivables:
From affiliates	9,732	15,455	—	14,038	8,415
Investment securities sold	—	209,232	31,203,908	442,208	—
Fund shares sold	2,709	30	4,238,737	3,946	—
Dividends and interest	2,431	137,766	11,923,927	482,941	5,280
Securities lending income	—	52	359,864	1,139	—
Tax reclaims	—	556	71,511	30,358	1,440
Other assets	67,799	52,823	185,833	60,187	28,702
Total assets	37,884,525	60,050,627	5,443,087,698	27,072,096	1,193,928
Liabilities:
Due to custodian	—	15	—	—	—
Unrealized depreciation on foreign currency contracts	—	—	—	152,196	—
Obligation to return securities lending collateral	—	—	12,470,400	683,110	20,627
Payables:
Investment securities purchased	—	237,281	59,199,419	472,228	—
Fund shares redeemed	650	500	2,881,529	68,656	—
Investment management fees	28,533	41,708	4,476,619	15,890	613
Transfer agent fees	3,051	—	563,975	2,313	178
Accounting services fees	2,950	1,753	336,084	2,284	72
Board of Directors' fees	474	—	22,516	122	—
Foreign taxes	—	16,105	8,205,358	1,090	—
Distribution fees	75	—	3,806	—	—
Accrued expenses	16,140	24,599	249,785	17,050	14,955
Total liabilities	51,873	321,961	88,409,491	1,414,939	36,445
Net assets	$ 37,832,652	$ 59,728,666	$ 5,354,678,207	$ 25,657,157	$ 1,157,483
Summary of Net Assets:
Capital stock and paid-in-capital	$ 59,282,151	$ 58,608,813	$ 5,788,792,925	$ 45,987,722	$ 1,020,096
Distributable earnings (loss)	(21,449,499)	1,119,853	(434,114,718)	(20,330,565)	137,387
Net assets	$ 37,832,652	$ 59,728,666	$ 5,354,678,207	$ 25,657,157	$ 1,157,483
Shares authorized	300,000,000	650,000,000	1,425,000,000	500,000,000	100,000,000
Par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ —
Class A: Net asset value per share	$ 11.99	$ 7.79	$ 15.15	$ 6.78	$ —
Maximum offering price per share	12.69	8.24	16.03	7.10	—
Shares outstanding	134,300	3,308	5,860,854	153,174	—
Net Assets	$ 1,610,811	$ 25,783	$ 88,816,762	$ 1,038,798	$ —
Class C: Net asset value per share	$ 11.86	$ 7.75	$ 14.94	$ 6.76	$ —
Shares outstanding	12,715	1,780	294,742	19,390	—
Net Assets	$ 150,843	$ 13,787	$ 4,402,931	$ 131,054	$ —
Class I: Net asset value per share	$ 12.01	$ 7.80	$ 15.08	$ 6.77	$ 11.34
Shares outstanding	625,765	29,464	121,636,536	529,992	51,035
Net Assets	$ 7,516,598	$ 229,694	$ 1,833,983,770	$ 3,587,385	$ 578,736
Class R3: Net asset value per share	$ —	$ —	$ 15.00	$ 6.79	$ —
Shares outstanding	—	—	6,402	4,579	—
Net Assets	$ —	$ —	$ 96,044	$ 31,097	$ —
Class R4: Net asset value per share	$ —	$ —	$ 15.13	$ 6.78	$ —
Shares outstanding	—	—	380,319	1,470	—
Net Assets	$ —	$ —	$ 5,753,165	$ 9,963	$ —
The accompanying notes are an integral part of these financial statements.
70

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund
Class R5: Net asset value per share	$ —	$ —	$ 15.08	$ 6.77	$ —
Shares outstanding	—	—	24,880	1,488	—
Net Assets	$ —	$ —	$ 375,186	$ 10,069	$ —
Class Y: Net asset value per share	$ 12.03	$ 7.80	$ 15.20	$ 6.77	$ —
Shares outstanding	22,442	1,530	6,932,949	423,044	—
Net Assets	$ 269,962	$ 11,934	$ 105,413,238	$ 2,862,975	$ —
Class F: Net asset value per share	$ 12.03	$ 7.78	$ 15.08	$ 6.31	$ —
Shares outstanding	2,100,274	1,969,899	51,035,765	1,710	—
Net Assets	$ 25,274,300	$ 15,320,172	$ 769,523,075	$ 10,787	$ —
Class SDR: Net asset value per share	$ 12.04	$ 7.78	$ 15.11	$ 6.77	$ 11.34
Shares outstanding	250,000	5,674,440	168,545,542	2,655,471	51,046
Net Assets	$ 3,010,138	$ 44,127,296	$ 2,546,314,036	$ 17,975,029	$ 578,747
Cost of investments	$ 40,351,875	$ 57,142,756	$ 4,734,974,081	$ 26,942,694	$ 1,037,490
Cost of foreign currency	$ 59,353	$ 35,307	$ 22,822,387	$ 190,209	$ 521
(1) Includes Investment in securities on loan, at market value	$ —	$ 12,012	$ 12,162,931	$ 659,379	$ 19,410
The accompanying notes are an integral part of these financial statements.
71

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable Core Bond Fund	Hartford Schroders Sustainable International Core Fund	Hartford Schroders Tax-Aware Bond Fund
Assets:
Investments in securities, at market value(1)	$ 2,454,639,715	$ 4,702,546,921	$ 208,908,725	$ 1,109,514	$ 749,922,816
Cash	—	—	510	—	—
Cash collateral due from broker on futures contracts	962,625	—	48,815	—	—
Cash collateral held for securities on loan	974,679	—	—	—	—
Foreign currency	23,774,636	29,222	—	171	—
Unrealized appreciation on foreign currency contracts	548,313	—	—	—	—
Receivables:
From affiliates	—	—	12,468	8,614	37,838
Investment securities sold	61,862,476	—	3,370,224	—	—
Fund shares sold	2,123,611	11,020,847	5,086	—	6,249,448
Dividends and interest	14,286,839	9,426,473	1,541,965	5,202	5,426,232
Securities lending income	110,173	3,873	—	—	—
Variation margin on futures contracts	—	—	5,938	—	—
Tax reclaims	3,412,801	7,935,801	—	111	—
Other assets	97,506	196,950	56,639	28,652	103,337
Total assets	2,562,793,374	4,731,160,087	213,950,370	1,152,264	761,739,671
Liabilities:
Unrealized depreciation on foreign currency contracts	1,082,501	—	—	—	—
Obligation to return securities lending collateral	19,493,576	—	—	—	—
Payables:
Investment securities purchased	56,758,317	—	3,584,847	19,317	42,660,152
Fund shares redeemed	3,013,430	6,155,846	3,756	—	424,496
Investment management fees	1,412,844	2,493,608	53,949	572	257,649
Transfer agent fees	198,626	393,166	2,564	185	33,762
Accounting services fees	148,819	241,113	12,584	72	33,718
Board of Directors' fees	8,662	9,878	386	—	—
Variation margin on futures contracts	30,063	—	—	—	—
Foreign taxes	20,602	1,875,629	—	269	—
Distribution fees	6,560	12,257	—	—	2,727
Accrued expenses	102,551	15,618	12,070	14,912	17,888
Total liabilities	82,276,551	11,197,115	3,670,156	35,327	43,430,392
Net assets	$ 2,480,516,823	$ 4,719,962,972	$ 210,280,214	$ 1,116,937	$ 718,309,279
Summary of Net Assets:
Capital stock and paid-in-capital	$ 2,592,642,521	$ 4,616,618,182	$ 231,049,205	$ 1,058,684	$ 743,304,565
Distributable earnings (loss)	(112,125,698)	103,344,790	(20,768,991)	58,253	(24,995,286)
Net assets	$ 2,480,516,823	$ 4,719,962,972	$ 210,280,214	$ 1,116,937	$ 718,309,279
Shares authorized	865,000,000	900,000,000	375,000,000	100,000,000	360,000,000
Par value	$ 0.0001	$ 0.0001	$ —	$ —	$ 0.0001
Class A: Net asset value per share	$ 9.32	$ 16.70	$ —	$ —	$ 10.21
Maximum offering price per share	9.86	17.67	—	—	10.69
Shares outstanding	12,094,007	16,264,825	—	—	6,074,381
Net Assets	$ 112,738,328	$ 271,547,065	$ —	$ —	$ 62,009,202
Class C: Net asset value per share	$ 9.27	$ 15.80	$ —	$ —	$ 10.23
Shares outstanding	1,099,836	1,221,694	—	—	504,305
Net Assets	$ 10,192,205	$ 19,298,545	$ —	$ —	$ 5,159,669
Class I: Net asset value per share	$ 9.31	$ 16.14	$ 8.79	$ 10.57	$ 10.21
Shares outstanding	74,186,566	157,072,413	108,107	55,066	47,981,796
Net Assets	$ 691,041,139	$ 2,534,487,200	$ 950,519	$ 581,944	$ 490,016,729
Class R3: Net asset value per share	$ 9.29	$ 16.03	$ 8.85	$ —	$ —
Shares outstanding	1,719,640	179,773	1,005	—	—
Net Assets	$ 15,982,690	$ 2,881,998	$ 8,890	$ —	$ —
Class R4: Net asset value per share	$ 9.30	$ 16.10	$ 8.81	$ —	$ —
Shares outstanding	586,197	312,923	1,010	—	—
Net Assets	$ 5,449,826	$ 5,037,551	$ 8,896	$ —	$ —
The accompanying notes are an integral part of these financial statements.
72

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable Core Bond Fund	Hartford Schroders Sustainable International Core Fund	Hartford Schroders Tax-Aware Bond Fund
Class R5: Net asset value per share	$ 9.31	$ 16.14	$ 8.79	$ —	$ —
Shares outstanding	1,794,015	1,884,463	1,015	—	—
Net Assets	$ 16,697,675	$ 30,417,324	$ 8,917	$ —	$ —
Class Y: Net asset value per share	$ 9.31	$ 16.18	$ 8.78	$ —	$ 10.21
Shares outstanding	34,561,966	9,461,160	614,673	—	26,410
Net Assets	$ 321,783,552	$ 153,090,419	$ 5,398,306	$ —	$ 269,778
Class F: Net asset value per share	$ 9.32	$ 16.15	$ 8.79	$ —	$ 10.22
Shares outstanding	60,175,678	61,123,702	11,889,618	—	11,076,304
Net Assets	$ 560,805,527	$ 987,312,215	$ 104,481,950	$ —	$ 113,153,493
Class SDR: Net asset value per share	$ 9.30	$ 16.14	$ 8.78	$ 10.57	$ 10.21
Shares outstanding	80,155,657	44,358,630	11,326,935	50,631	4,673,681
Net Assets	$ 745,825,881	$ 715,890,655	$ 99,422,736	$ 534,993	$ 47,700,408
Cost of investments	$ 2,251,739,391	$ 4,310,775,957	$ 214,893,850	$ 1,052,704	$ 758,039,540
Cost of foreign currency	$ 23,759,528	$ 29,880	$ —	$ 170	$ —
(1) Includes Investment in securities on loan, at market value	$ 25,911,208	$ —	$ —	$ —	$ —
The accompanying notes are an integral part of these financial statements.
73

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Assets:
Investments in securities, at market value(1)	$ 810,313,751	$ 283,126,187
Cash collateral held for securities on loan	—	89,514
Receivables:
From affiliates	—	4,762
Investment securities sold	—	232,475
Fund shares sold	1,008,217	181,147
Dividends and interest	381,743	46,545
Securities lending income	—	776
Other assets	94,933	70,725
Total assets	811,798,644	283,752,131
Liabilities:
Obligation to return securities lending collateral	—	1,790,285
Payables:
Investment securities purchased	753,201	144,678
Fund shares redeemed	575,584	141,852
Investment management fees	498,352	211,014
Transfer agent fees	92,569	46,402
Accounting services fees	53,481	24,707
Board of Directors' fees	2,448	1,220
Distribution fees	9,512	1,934
Accrued expenses	21,253	20,383
Total liabilities	2,006,400	2,382,475
Net assets	$ 809,792,244	$ 281,369,656
Summary of Net Assets:
Capital stock and paid-in-capital	$ 608,253,747	$ 241,289,827
Distributable earnings (loss)	201,538,497	40,079,829
Net assets	$ 809,792,244	$ 281,369,656
Shares authorized	500,000,000	500,000,000
Par value	$ 0.0001	$ 0.0001
Class A: Net asset value per share	$ 16.30	$ 25.55
Maximum offering price per share	17.25	27.04
Shares outstanding	7,440,651	1,267,790
Net Assets	$ 121,259,543	$ 32,392,869
Class C: Net asset value per share	$ 16.15	$ 25.47
Shares outstanding	2,430,863	222,194
Net Assets	$ 39,268,072	$ 5,659,105
Class I: Net asset value per share	$ 17.15	$ 27.30
Shares outstanding	25,393,770	5,797,919
Net Assets	$ 435,414,161	$ 158,272,761
Class R3: Net asset value per share	$ 16.66	$ 26.49
Shares outstanding	112,389	38,504
Net Assets	$ 1,872,939	$ 1,019,953
Class R4: Net asset value per share	$ 17.01	$ 26.99
Shares outstanding	35,705	23,822
Net Assets	$ 607,352	$ 642,920
Class R5: Net asset value per share	$ 17.12	$ 27.29
Shares outstanding	38,295	17,108
Net Assets	$ 655,512	$ 466,799
Class Y: Net asset value per share	$ 17.13	$ 27.31
Shares outstanding	3,996,246	1,169,498
Net Assets	$ 68,466,195	$ 31,937,367
The accompanying notes are an integral part of these financial statements.
74

Hartford Schroders Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2023 (Unaudited)

	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Class F: Net asset value per share	$ 17.15	$ 27.39
Shares outstanding	5,995,036	574,642
Net Assets	$ 102,815,816	$ 15,742,209
Class SDR: Net asset value per share	$ 17.19	$ 27.43
Shares outstanding	2,294,326	1,284,577
Net Assets	$ 39,432,654	$ 35,235,673
Cost of investments	$ 621,785,949	$ 248,910,750
(1) Includes Investment in securities on loan, at market value	$ —	$ 1,775,127
The accompanying notes are an integral part of these financial statements.
75

Hartford Schroders Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund
Investment Income:
Dividends	$ 93,224	$ 778,023	$ 69,741,697	$ —	$ 18,926
Interest	12,912	26,811	1,905,559	1,122,594	538
Securities lending	—	1,587	416,141	5,827	—
Less: Foreign tax withheld	(9,900)	(76,244)	(7,411,491)	(4,826)	(2,331)
Total investment income, net	96,236	730,177	64,651,906	1,123,595	17,133
Expenses:
Investment management fees	191,222	213,500	26,763,498	102,093	3,408
Transfer agent fees
Class A	533	13	96,802	1,080	—
Class C	118	9	2,381	94	—
Class I	5,937	44	1,767,887	4,180	230
Class R3	—	—	89	32	—
Class R4	—	—	3,813	7	—
Class R5	—	—	188	5	—
Class Y	106	6	57,683	822	—
Class F	153	36	1,923	—	—
Class SDR	57	108	3,857	192	9
Distribution fees
Class A	1,016	23	106,803	1,318	—
Class C	762	54	22,453	594	—
Class R3	—	—	227	74	—
Class R4	—	—	7,107	13	—
Custodian fees	12,318	31,391	612,676	5,994	3,822
Registration and filing fees	43,733	55,822	240,296	57,777	25,344
Accounting services fees	4,249	2,400	382,575	2,827	88
Board of Directors' fees	782	375	72,753	406	11
Audit and tax fees	13,975	13,490	32,293	15,856	13,041
Other expenses	7,217	4,948	277,976	8,451	3,433
Total expenses (before waivers, reimbursements and fees paid indirectly)	282,178	322,219	30,453,280	201,815	49,386
Expense waivers	(61,728)	(95,837)	—	(82,614)	(45,705)
Transfer agent fee waivers	—	—	(30,288)	—	—
Distribution fee reimbursements	(890)	(17)	(66)	(96)	—
Total waivers, reimbursements and fees paid indirectly	(62,618)	(95,854)	(30,354)	(82,710)	(45,705)
Total expenses	219,560	226,365	30,422,926	119,105	3,681
Net Investment Income (Loss)	(123,324)	503,812	34,228,980	1,004,490	13,452
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(10,479,710)	(696,784)	(312,107,198)	(1,357,541)	22,214
Less: Foreign taxes paid on realized capital gains	—	(3,506)	(4,419,989)	(983)	—
Futures contracts	—	327,953	—	(8,214)	—
Swap contracts	—	—	—	(20,601)	—
Foreign currency contracts	—	14,933	—	162,427	—
Other foreign currency transactions	(45,087)	(75,399)	(1,829,454)	4,870	144
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(10,524,797)	(432,803)	(318,356,641)	(1,220,042)	22,358
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	19,531,080	4,543,636	1,064,361,090	3,697,811	246,462
Foreign currency contracts	—	—	—	(133,266)	—
Translation of other assets and liabilities in foreign currencies	422	(72)	(10,474)	12,213	66
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	19,531,502	4,543,564	1,064,350,616	3,576,758	246,528
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	9,006,705	4,110,761	745,993,975	2,356,716	268,886
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 8,883,381	$ 4,614,573	$ 780,222,955	$ 3,361,206	$ 282,338
The accompanying notes are an integral part of these financial statements.
76

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders International Contrarian Value Fund
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ —	$ (12,924)	$ 5,480,263	$ (944)	$ —
The accompanying notes are an integral part of these financial statements.
77

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable Core Bond Fund	Hartford Schroders Sustainable International Core Fund	Hartford Schroders Tax-Aware Bond Fund
Investment Income:
Dividends	$ 46,803,150	$ 52,959,251	$ —	$ 16,222	$ —
Interest	581,062	—	3,480,927	1,257	9,946,600
Securities lending	403,321	373,492	—	—	—
Less: Foreign tax withheld	(5,141,038)	(5,135,322)	—	(2,025)	—
Total investment income, net	42,646,495	48,197,421	3,480,927	15,454	9,946,600
Expenses:
Investment management fees	8,197,720	13,553,449	277,081	3,280	1,201,014
Transfer agent fees
Class A	63,344	127,708	—	—	11,405
Class C	5,747	8,693	—	—	2,523
Class I	361,603	986,757	380	233	121,765
Class R3	14,950	2,058	9	—	—
Class R4	3,984	3,261	7	—	—
Class R5	7,491	12,423	5	—	—
Class Y	144,913	79,329	2,333	—	143
Class F	4,572	2,575	621	—	271
Class SDR	13,112	9,228	235	9	551
Distribution fees
Class A	133,664	306,635	—	—	60,452
Class C	51,719	88,455	—	—	24,281
Class R3	37,933	6,366	21	—	—
Class R4	6,409	5,345	11	—	—
Custodian fees	105,587	48,543	1,585	4,880	4,206
Registration and filing fees	119,988	196,439	55,472	25,344	84,809
Accounting services fees	169,843	275,019	14,786	87	39,381
Board of Directors' fees	31,151	50,774	2,174	11	5,891
Audit and tax fees	28,673	16,986	8,123	13,041	15,330
Other expenses	102,238	184,280	11,366	3,433	20,043
Total expenses (before waivers, reimbursements and fees paid indirectly)	9,604,641	15,964,323	374,209	50,318	1,592,065
Expense waivers	—	—	(78,264)	(46,776)	(223,114)
Transfer agent fee waivers	(704)	—	—	—	—
Distribution fee reimbursements	(3,684)	(186)	(32)	—	(58)
Total waivers, reimbursements and fees paid indirectly	(4,388)	(186)	(78,296)	(46,776)	(223,172)
Total expenses	9,600,253	15,964,137	295,913	3,542	1,368,893
Net Investment Income (Loss)	33,046,242	32,233,284	3,185,014	11,912	8,577,707
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(16,074,678)	(25,586,908)	(2,140,477)	2,769	(4,755,528)
Futures contracts	1,289,983	—	(14,163)	(496)	—
Foreign currency contracts	(12,818,115)	—	—	—	—
Other foreign currency transactions	(12,980)	814,022	—	31	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(27,615,790)	(24,772,886)	(2,154,640)	2,304	(4,755,528)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	378,040,633	829,565,269	9,933,823	196,023	35,107,364
Futures contracts	659,360	—	(40,131)	(437)	—
Foreign currency contracts	2,484,408	—	—	—	—
Translation of other assets and liabilities in foreign currencies	424,630	426,683	—	163	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	381,609,031	829,991,952	9,893,692	195,749	35,107,364
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	353,993,241	805,219,066	7,739,052	198,053	30,351,836
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 387,039,483	$ 837,452,350	$ 10,924,066	$ 209,965	$ 38,929,543
The accompanying notes are an integral part of these financial statements.
78

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Sustainable Core Bond Fund	Hartford Schroders Sustainable International Core Fund	Hartford Schroders Tax-Aware Bond Fund
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$ (13,570)	$ (1,460,418)	$ —	$ (269)	$ —
The accompanying notes are an integral part of these financial statements.
79

Hartford Schroders Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2023 (Unaudited)

	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund
Investment Income:
Dividends	$ 5,688,310	$ 1,673,244
Interest	812,517	260,715
Securities lending	23	5,087
Less: Foreign tax withheld	(6,329)	(11,899)
Total investment income, net	6,494,521	1,927,147
Expenses:
Investment management fees	2,889,975	1,330,669
Transfer agent fees
Class A	61,699	22,945
Class C	21,801	4,544
Class I	183,781	87,543
Class R3	1,929	1,055
Class R4	474	520
Class R5	149	255
Class Y	33,186	17,870
Class F	736	199
Class SDR	682	715
Distribution fees
Class A	146,715	41,144
Class C	201,350	30,823
Class R3	4,677	2,532
Class R4	732	805
Custodian fees	4,386	4,755
Registration and filing fees	72,573	60,571
Accounting services fees	61,783	28,580
Board of Directors' fees	9,890	3,994
Audit and tax fees	12,153	11,900
Other expenses	46,169	23,299
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,754,840	1,674,718
Expense waivers	—	(25,419)
Distribution fee reimbursements	(610)	(430)
Total waivers, reimbursements and fees paid indirectly	(610)	(25,849)
Total expenses	3,754,230	1,648,869
Net Investment Income (Loss)	2,740,291	278,278
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	15,032,458	7,768,446
Other foreign currency transactions	8	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	15,032,466	7,768,446
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	24,387,350	(10,314,698)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	24,387,350	(10,314,698)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	39,419,816	(2,546,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 42,160,107	$ (2,267,974)
The accompanying notes are an integral part of these financial statements.
80

Hartford Schroders Funds
 Statements of Changes in Net Assets

	Hartford Schroders China A Fund		Hartford Schroders Diversified Emerging Markets Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ (123,324)	$ 290,390	$ 503,812	$ 176,917
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(10,524,797)	(7,543,646)	(432,803)	(1,195,729)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	19,531,502	(22,881,257)	4,543,564	(2,174,653)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,883,381	(30,134,513)	4,614,573	(3,193,465)
Distributions to Shareholders:
Class A	(1,337)	(10,069)	(35)	—
Class C	—	(2,700)	—	—
Class I	(52,031)	(104,164)	(699)	—
Class Y	(1,018)	(39,890)	(72)	—
Class F	(188,805)	(899,258)	(122,695)	—
Class SDR	(21,811)	(52,837)	(231,501)	(50,976)
Total distributions	(265,002)	(1,108,918)	(355,002)	(50,976)
Capital Share Transactions:
Sold	3,268,516	29,473,307	60,090,089	58,666
Issued on reinvestment of distributions	242,908	1,053,228	203,834	25,504
Redeemed	(30,226,521)	(22,346,182)	(11,719,280)	(50,000)
Net increase (decrease) from capital share transactions	(26,715,097)	8,180,353	48,574,643	34,170
Net Increase (Decrease) in Net Assets	(18,096,718)	(23,063,078)	52,834,214	(3,210,271)
Net Assets:
Beginning of period	55,929,370	78,992,448	6,894,452	10,104,723
End of period	$ 37,832,652	$ 55,929,370	$ 59,728,666	$ 6,894,452
The accompanying notes are an integral part of these financial statements.
81

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Emerging Markets Equity Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 34,228,980	$ 103,203,016	$ 1,004,490	$ 1,921,754
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(318,356,641)	(468,356,186)	(1,220,042)	(5,776,713)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,064,350,616	(2,069,647,379)	3,576,758	(4,623,565)
Net Increase (Decrease) in Net Assets Resulting from Operations	780,222,955	(2,434,800,549)	3,361,206	(8,478,524)
Distributions to Shareholders:
Class A	(1,268,980)	(151,824)	(28,034)	(54,191)
Class C	(22,296)	(23,946)	(3,042)	(3,458)
Class I	(33,753,249)	(27,092,330)	(211,016)	(579,078)
Class R3	(1,251)	(703)	(771)	(1,290)
Class R4	(90,398)	(51,898)	(264)	(463)
Class R5	(6,489)	(5,062)	(282)	(492)
Class Y	(1,405,355)	(13,184,071)	(79,836)	(139,376)
Class F	(14,361,218)	(13,622,640)	(328)	(572)
Class SDR	(49,090,890)	(31,667,545)	(518,053)	(918,507)
From return of capital:
Class A	—	—	—	(8,116)
Class C	—	—	—	(513)
Class I	—	—	—	(86,311)
Class R3	—	—	—	(194)
Class R4	—	—	—	(69)
Class R5	—	—	—	(74)
Class Y	—	—	—	(20,978)
Class F	—	—	—	(86)
Class SDR	—	—	—	(138,241)
Total distributions	(100,000,126)	(85,800,019)	(841,626)	(1,952,009)
Capital Share Transactions:
Sold	856,662,158	5,086,373,116	1,681,080	5,791,384
Issued on reinvestment of distributions	66,718,572	58,740,454	841,539	1,951,740
Redeemed	(1,074,830,169)	(4,540,386,396)	(6,951,128)	(14,227,849)
Net increase (decrease) from capital share transactions	(151,449,439)	604,727,174	(4,428,509)	(6,484,725)
Net Increase (Decrease) in Net Assets	528,773,390	(1,915,873,394)	(1,908,929)	(16,915,258)
Net Assets:
Beginning of period	4,825,904,817	6,741,778,211	27,566,086	44,481,344
End of period	$ 5,354,678,207	$ 4,825,904,817	$ 25,657,157	$ 27,566,086
The accompanying notes are an integral part of these financial statements.
82

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Contrarian Value Fund		Hartford Schroders International Multi-Cap Value Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 13,452	$ 13,043	$ 33,046,242	$ 82,938,721
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	22,358	(2,559)	(27,615,790)	(219,298,966)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	246,528	(135,435)	381,609,031	(394,954,873)
Net Increase (Decrease) in Net Assets Resulting from Operations	282,338	(124,951)	387,039,483	(531,315,118)
Distributions to Shareholders:
Class A	—	—	(2,313,722)	(3,151,213)
Class C	—	—	(190,107)	(294,121)
Class I	(9,948)	—	(15,411,084)	(23,679,132)
Class R3	—	—	(305,756)	(416,460)
Class R4	—	—	(110,075)	(158,198)
Class R5	—	—	(358,183)	(503,439)
Class Y	—	—	(6,869,787)	(9,900,359)
Class F	—	—	(12,341,539)	(18,702,771)
Class SDR	(10,052)	—	(16,316,979)	(26,659,683)
Total distributions	(20,000)	—	(54,217,232)	(83,465,376)
Capital Share Transactions:
Sold	5,000	1,000,020	348,003,670	926,405,981
Issued on reinvestment of distributions	20,000	—	48,555,957	75,457,113
Redeemed	(4,903)	(21)	(366,143,105)	(873,580,501)
Net increase (decrease) from capital share transactions	20,097	999,999	30,416,522	128,282,593
Net Increase (Decrease) in Net Assets	282,435	875,048	363,238,773	(486,497,901)
Net Assets:
Beginning of period	875,048	—	2,117,278,050	2,603,775,951
End of period	$ 1,157,483	$ 875,048	$ 2,480,516,823	$ 2,117,278,050

(1)	Commenced operations on May 24, 2022.
The accompanying notes are an integral part of these financial statements.
83

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund		Hartford Schroders Sustainable Core Bond Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 32,233,284	$ 67,546,312	$ 3,185,014	$ 3,221,627
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(24,772,886)	(285,897,605)	(2,154,640)	(11,068,907)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	829,991,952	(984,923,058)	9,893,692	(16,551,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	837,452,350	(1,203,274,351)	10,924,066	(24,398,545)
Distributions to Shareholders:
Class A	(2,374,838)	(4,534,577)	—	—
Class C	(42,299)	(184,966)	—	—
Class I	(27,779,545)	(38,891,433)	(9,381)	(14,783)
Class R3	(17,897)	(16,060)	(131)	(317)
Class R4	(42,019)	(72,581)	(146)	(347)
Class R5	(357,121)	(502,674)	(161)	(378)
Class Y	(1,998,196)	(4,809,155)	(123,915)	(318,097)
Class F	(11,303,233)	(13,376,220)	(1,581,713)	(1,727,648)
Class SDR	(8,984,952)	(9,695,197)	(1,671,030)	(2,952,567)
Total distributions	(52,900,100)	(72,082,863)	(3,386,477)	(5,014,137)
Capital Share Transactions:
Sold	1,131,402,733	2,658,324,156	65,711,228	113,246,909 (1)
Issued on reinvestment of distributions	49,453,539	67,165,273	3,099,928	4,489,018 (1)
Redeemed	(781,403,857)	(1,545,627,305)	(10,067,904)	(27,300,551) (1)
Net increase (decrease) from capital share transactions	399,452,415	1,179,862,124	58,743,252	90,435,376
Net Increase (Decrease) in Net Assets	1,184,004,665	(95,495,090)	66,280,841	61,022,694
Net Assets:
Beginning of period	3,535,958,307	3,631,453,397	143,999,373	82,976,679
End of period	$ 4,719,962,972	$ 3,535,958,307	$ 210,280,214	$ 143,999,373

(1)	As a result of the reorganization, there was no net impact on the operations of the Fund. See Note 13 in the Notes to Financial Statements for additional information on the effects of the reorganization.
The accompanying notes are an integral part of these financial statements.
84

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Sustainable International Core Fund		Hartford Schroders Tax-Aware Bond Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Period Ended October 31, 2022(1)	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 11,912	$ 8,211	$ 8,577,707	$ 7,726,395
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,304	(8,802)	(4,755,528)	(12,571,080)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	195,749	(139,121)	35,107,364	(52,061,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	209,965	(139,712)	38,929,543	(56,906,682)
Distributions to Shareholders:
Class A	—	—	(685,206)	(1,605,764)
Class C	—	—	(42,343)	(126,622)
Class I	(5,948)	—	(5,586,905)	(8,157,871)
Class Y	—	—	(3,807)	(8,866)
Class F	—	—	(1,196,101)	(1,246,693)
Class SDR	(6,052)	—	(766,076)	(1,969,376)
Total distributions	(12,000)	—	(8,280,438)	(13,115,192)
Capital Share Transactions:
Sold	46,685	1,000,020	469,672,177	245,198,906
Issued on reinvestment of distributions	12,000	—	7,310,119	10,578,397
Redeemed	—	(21)	(180,283,408)	(250,656,258)
Net increase (decrease) from capital share transactions	58,685	999,999	296,698,888	5,121,045
Net Increase (Decrease) in Net Assets	256,650	860,287	327,347,993	(64,900,829)
Net Assets:
Beginning of period	860,287	—	390,961,286	455,862,115
End of period	$ 1,116,937	$ 860,287	$ 718,309,279	$ 390,961,286

(1)	Commenced operations on May 24, 2022.
The accompanying notes are an integral part of these financial statements.
85

Hartford Schroders Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022	For the Six-Month Period Ended April 30, 2023 (Unaudited)	For the Year Ended October 31, 2022
Operations:
Net investment income (loss)	$ 2,740,291	$ 2,895,156	$ 278,278	$ (207,226)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	15,032,466	18,630,923	7,768,446	1,385,585
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	24,387,350	(102,931,957)	(10,314,698)	(44,687,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,160,107	(81,405,878)	(2,267,974)	(43,509,137)
Distributions to Shareholders:
Class A	(3,471,113)	(15,162,114)	(280,102)	(4,292,084)
Class C	(1,178,748)	(7,632,003)	(54,149)	(921,789)
Class I	(12,837,203)	(61,840,766)	(1,383,889)	(22,681,914)
Class R3	(51,364)	(288,955)	(8,196)	(148,641)
Class R4	(16,704)	(116,572)	(5,223)	(76,371)
Class R5	(10,042)	(101,815)	(3,612)	(73,241)
Class Y	(1,885,791)	(10,739,172)	(271,877)	(4,006,301)
Class F	(3,009,490)	(11,385,090)	(126,573)	(1,840,382)
Class SDR	(1,164,350)	(5,005,028)	(296,699)	(3,566,355)
Total distributions	(23,624,805)	(112,271,515)	(2,430,320)	(37,607,078)
Capital Share Transactions:
Sold	133,386,443	195,719,583	21,659,054	82,976,378
Issued on reinvestment of distributions	22,874,943	108,437,249	2,355,690	36,489,337
Redeemed	(98,373,420)	(218,180,334)	(45,890,589)	(89,585,740)
Net increase (decrease) from capital share transactions	57,887,966	85,976,498	(21,875,845)	29,879,975
Net Increase (Decrease) in Net Assets	76,423,268	(107,700,895)	(26,574,139)	(51,236,240)
Net Assets:
Beginning of period	733,368,976	841,069,871	307,943,795	359,180,035
End of period	$ 809,792,244	$ 733,368,976	$ 281,369,656	$ 307,943,795
The accompanying notes are an integral part of these financial statements.
86

Hartford Schroders Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders China A Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 10.14	$ (0.04)	$ 1.92	$ 1.88	$ (0.03)	$ —	$ —	$ (0.03)	$ 11.99	18.58% (4)	$ 1,611	1.67% (5)	1.45% (5)	(0.72)% (5)	34%
C	10.01	(0.07)	1.92	1.85	—	—	—	—	11.86	18.48 (4)	151	2.44 (5)	1.58 (5)	(1.10) (5)	34
I	10.17	(0.04)	1.95	1.91	(0.07)	—	—	(0.07)	12.01	18.79 (4)	7,517	1.43 (5)	1.15 (5)	(0.68) (5)	34
Y	10.19	(0.04)	1.95	1.91	(0.07)	—	—	(0.07)	12.03	18.80 (4)	270	1.38 (5)	1.11 (5)	(0.59) (5)	34
F	10.20	(0.03)	1.95	1.92	(0.09)	—	—	(0.09)	12.03	18.83 (4)	25,274	1.29 (5)	0.99 (5)	(0.55) (5)	34
SDR	10.20	(0.03)	1.96	1.93	(0.09)	—	—	(0.09)	12.04	18.92 (4)	3,010	1.29 (5)	0.99 (5)	(0.51) (5)	34
For the Year Ended October 31, 2022
A	$ 15.80	$ (0.02)	$ (5.43)	$ (5.45)	$ —	$ (0.21)	$ —	$ (0.21)	$ 10.14	(35.01)%	$ 420	1.57%	1.45%	(0.16)%	65%
C	15.59	(0.01)	(5.36)	(5.37)	—	(0.21)	—	(0.21)	10.01	(34.97)	128	2.27	1.38	(0.07)	65
I	15.81	0.04	(5.47)	(5.43)	—	(0.21)	—	(0.21)	10.17	(34.86)	8,730	1.24	1.15	0.34	65
Y	15.82	0.03	(5.45)	(5.42)	—	(0.21)	—	(0.21)	10.19	(34.77)	1,328	1.13	1.11	0.22	65
F	15.82	0.06	(5.47)	(5.41)	—	(0.21)	—	(0.21)	10.20	(34.71)	42,772	1.12	0.99	0.41	65
SDR	15.83	0.04	(5.46)	(5.42)	—	(0.21)	—	(0.21)	10.20	(34.75)	2,551	1.13	0.99	0.32	65
For the Year Ended October 31, 2021
A	$ 15.06	$ (0.05)	$ 2.25	$ 2.20	$ (0.00) (6)	$ (1.46)	$ —	$ (1.46)	$ 15.80	15.20%	$ 781	1.94%	1.42%	(0.28)%	73%
C	14.98	(0.18)	2.25	2.07	—	(1.46)	—	(1.46)	15.59	14.31	199	2.66	2.19	(1.14)	73
I	15.08	(0.03)	2.27	2.24	(0.05)	(1.46)	—	(1.51)	15.81	15.45	7,776	1.65	1.15	(0.19)	73
Y	15.08	0.14	2.12	2.26	(0.06)	(1.46)	—	(1.52)	15.82	15.57	2,987	1.55	1.11	0.88	73
F	15.09	(0.03)	2.30	2.27	(0.08)	(1.46)	—	(1.54)	15.82	15.63	63,292	1.54	0.99	(0.18)	73
SDR	15.09	0.01	2.27	2.28	(0.08)	(1.46)	—	(1.54)	15.83	15.70	3,957	1.54	0.99	0.06	73
For the Period Ended October 31, 2020(7)
A	$ 10.00	$ 0.04	$ 5.02	$ 5.06	$ —	$ —	$ —	$ —	$ 15.06	50.60% (4)	$ 369	4.28% (5)	1.29% (5)	0.55% (5)	46%
C	10.00	0.00 (6)	4.98	4.98	—	—	—	—	14.98	49.80 (4)	178	5.08 (5)	2.22 (5)	(0.04) (5)	46
I	10.00	0.07	5.01	5.08	—	—	—	—	15.08	50.80 (4)	183	4.01 (5)	1.15 (5)	0.93 (5)	46
Y	10.00	0.09	4.99	5.08	—	—	—	—	15.08	50.80 (4)	151	3.95 (5)	1.10 (5)	1.14 (5)	46
F	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (4)	3,169	3.85 (5)	0.99 (5)	1.24 (5)	46
SDR	10.00	0.10	4.99	5.09	—	—	—	—	15.09	50.90 (4)	3,772	3.85 (5)	0.99 (5)	1.24 (5)	46
Hartford Schroders Diversified Emerging Markets Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 6.87	$ 0.06	$ 0.88	$ 0.94	$ (0.02)	$ —	$ —	$ (0.02)	$ 7.79	13.74% (4)	$ 26	1.66% (5)	1.27% (5)	1.48% (5)	61%
C	6.83	0.03	0.89	0.92	—	—	—	—	7.75	13.47 (4)	14	2.44 (5)	2.07 (5)	0.72 (5)	61
I	6.89	0.08	0.88	0.96	(0.05)	—	—	(0.05)	7.80	13.90 (4)	230	1.33 (5)	0.97 (5)	2.02 (5)	61
Y	6.89	0.07	0.89	0.96	(0.05)	—	—	(0.05)	7.80	13.95 (4)	12	1.37 (5)	0.92 (5)	1.88 (5)	61
F	6.82	0.08	0.94	1.02	(0.06)	—	—	(0.06)	7.78	14.95 (4)	15,320	1.27 (5)	0.89 (5)	1.97 (5)	61
SDR	6.87	0.08	0.89	0.97	(0.06)	—	—	(0.06)	7.78	14.11 (4)	44,127	1.27 (5)	0.89 (5)	1.99 (5)	61
For the Period Ended October 31, 2022
A (8)	$ 9.42	$ 0.14	$ (2.69)	$ (2.55)	$ —	$ —	$ —	$ —	$ 6.87	(27.07)% (4)	$ 10	3.81% (5)	0.88% (5)	2.63% (5)	98%
C (8)	9.42	0.11	(2.70)	(2.59)	—	—	—	—	6.83	(27.50) (4)	7	4.55 (5)	1.68 (5)	1.92 (5)	98
I (8)	9.42	0.16	(2.69)	(2.53)	—	—	—	—	6.89	(26.86) (4)	7	3.50 (5)	0.58 (5)	2.96 (5)	98
Y (8)	9.42	0.17	(2.70)	(2.53)	—	—	—	—	6.89	(26.86) (4)	10	3.42 (5)	0.53 (5)	3.02 (5)	98
F (8)	9.42	0.15	(2.75)	(2.60)	—	—	—	—	6.82	(27.60) (4)	7	3.31 (5)	0.89 (5)	2.65 (5)	98
SDR	10.10	0.18	(3.36)	(3.18)	(0.03)	(0.02)	—	(0.05)	6.87	(31.63)	6,852	2.80	0.89	2.01	98
For the Period Ended October 31, 2021(9)
SDR	$ 10.00	$ —(6)	$ 0.10	$ 0.10	$ —	$ —	$ —	$ —	$ 10.10	1.00% (4)	$ 10,105	4.69% (5)	0.89% (5)	(0.26)% (5)	9% (10)
The accompanying notes are an integral part of these financial statements.
87

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 13.24	$ 0.07	$ 2.07	$ 2.14	$ (0.23)	$ —	$ —	$ (0.23)	$ 15.15	16.20% (4)	$ 88,817	1.55% (5)	1.48% (5)	0.97% (5)	24%
C	12.96	0.02	2.03	2.05	(0.07)	—	—	(0.07)	14.94	15.86 (4)	4,403	2.18 (5)	2.18 (5)	0.25 (5)	24
I	13.20	0.09	2.06	2.15	(0.27)	—	—	(0.27)	15.08	16.36 (4)	1,833,984	1.26 (5)	1.26 (5)	1.18 (5)	24
R3	13.11	0.06	2.04	2.10	(0.21)	—	—	(0.21)	15.00	16.08 (4)	96	1.76 (5)	1.70 (5)	0.76 (5)	24
R4	13.23	0.07	2.07	2.14	(0.24)	—	—	(0.24)	15.13	16.28 (4)	5,753	1.45 (5)	1.45 (5)	0.98 (5)	24
R5	13.20	0.10	2.06	2.16	(0.28)	—	—	(0.28)	15.08	16.46 (4)	375	1.18 (5)	1.18 (5)	1.28 (5)	24
Y	13.24	0.09	2.07	2.16	(0.20)	—	—	(0.20)	15.20	16.36 (4)	105,413	1.18 (5)	1.18 (5)	1.25 (5)	24
F	13.21	0.10	2.07	2.17	(0.30)	—	—	(0.30)	15.08	16.52 (4)	769,523	1.07 (5)	1.07 (5)	1.36 (5)	24
SDR	13.24	0.10	2.07	2.17	(0.30)	—	—	(0.30)	15.11	16.48 (4)	2,546,314	1.07 (5)	1.07 (5)	1.37 (5)	24
For the Year Ended October 31, 2022
A	$ 20.05	$ 0.22	$ (7.00)	$ (6.78)	$ (0.03)	$ —	$ —	$ (0.03)	$ 13.24	(33.86)%	$ 70,886	1.56%	1.56%	1.29%	39%
C	19.76	0.11	(6.86)	(6.75)	(0.05)	—	—	(0.05)	12.96	(34.23)	4,071	2.15	2.15	0.68	39
I	20.13	0.27	(6.97)	(6.70)	(0.23)	—	—	(0.23)	13.20	(33.63)	1,691,881	1.25	1.25	1.62	39
R3	19.99	0.19	(6.93)	(6.74)	(0.14)	—	—	(0.14)	13.11	(33.94)	76	1.78	1.70	1.14	39
R4	20.18	0.23	(7.00)	(6.77)	(0.18)	—	—	(0.18)	13.23	(33.81)	5,013	1.47	1.47	1.39	39
R5	20.14	0.28	(6.98)	(6.70)	(0.24)	—	—	(0.24)	13.20	(33.62)	294	1.18	1.18	1.66	39
Y	20.20	0.31	(7.02)	(6.71)	(0.25)	—	—	(0.25)	13.24	(33.58)	97,257	1.17	1.17	1.82	39
F	20.15	0.30	(6.97)	(6.67)	(0.27)	—	—	(0.27)	13.21	(33.52)	661,403	1.06	1.06	1.78	39
SDR	20.19	0.29	(6.97)	(6.68)	(0.27)	—	—	(0.27)	13.24	(33.50)	2,295,024	1.06	1.06	1.75	39
For the Year Ended October 31, 2021
A	$ 17.22	$ 0.06	$ 2.95	$ 3.01	$ (0.18)	$ —	$ —	$ (0.18)	$ 20.05	17.47%	$ 99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
For the Year Ended October 31, 2020
A	$ 15.78	$ 0.06	$ 1.71	$ 1.77	$ (0.33)	$ —	$ —	$ (0.33)	$ 17.22	11.28%	$ 62,843	1.53%	1.53%	0.40%	52%
C	15.51	(0.05)	1.67	1.62	(0.20)	—	—	(0.20)	16.93	10.51	7,127	2.16	2.16	(0.34)	52
I	15.77	0.10	1.71	1.81	(0.36)	—	—	(0.36)	17.22	11.56	1,443,799	1.25	1.25	0.63	52
R3	15.66	0.03	1.70	1.73	(0.28)	—	—	(0.28)	17.11	11.08	88	1.79	1.71	0.21	52
R4	15.74	0.17	1.62	1.79	(0.24)	—	—	(0.24)	17.29	11.43	4,500	1.43	1.43	1.09	52
R5	15.78	0.11	1.70	1.81	(0.37)	—	—	(0.37)	17.22	11.55	322	1.20	1.20	0.69	52
Y	15.79	0.13	1.70	1.83	(0.37)	—	—	(0.37)	17.25	11.69	505,338	1.18	1.18	0.85	52
F	15.78	0.14	1.71	1.85	(0.39)	—	—	(0.39)	17.24	11.79	861,337	1.08	1.08	0.85	52
SDR	15.81	0.13	1.72	1.85	(0.39)	—	—	(0.39)	17.27	11.77	1,306,890	1.08	1.08	0.83	52
The accompanying notes are an integral part of these financial statements.
88

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2019
A	$ 14.07	$ 0.29	$ 1.56	$ 1.85	$ (0.14)	$ —	$ —	$ (0.14)	$ 15.78	13.27%	$ 60,356	1.45%	1.45%	1.95%	43%
C	13.86	0.19	1.53	1.72	(0.07)	—	—	(0.07)	15.51	12.50	10,532	2.17	2.17	1.27	43
I	14.06	0.31	1.57	1.88	(0.17)	—	—	(0.17)	15.77	13.54	1,838,077	1.23	1.23	2.07	43
R3	13.98	0.23	1.57	1.80	(0.12)	—	—	(0.12)	15.66	13.01	83	1.79	1.72	1.51	43
R4	14.02	(0.05)	1.95	1.90	(0.18)	—	—	(0.18)	15.74	13.78	26	1.43	1.42	(0.32)	43
R5	14.07	0.33	1.56	1.89	(0.18)	—	—	(0.18)	15.78	13.61	600	1.19	1.19	2.19	43
Y	14.09	0.32	1.57	1.89	(0.19)	—	—	(0.19)	15.79	13.62	120,308	1.13	1.13	2.11	43
F	14.07	0.42	1.48	1.90	(0.19)	—	—	(0.19)	15.78	13.73	419,520	1.07	1.07	2.77	43
SDR	14.10	0.34	1.56	1.90	(0.19)	—	—	(0.19)	15.81	13.71	1,129,431	1.07	1.07	2.28	43
For the Year Ended October 31, 2018
A	$ 16.23	$ 0.16	$ (2.22)	$ (2.06)	$ (0.10)	$ —	$ —	$ (0.10)	$ 14.07	(12.79)%	$ 46,162	1.45%	1.45%	0.98%	24%
C	16.08	0.07	(2.22)	(2.15)	(0.07)	—	—	(0.07)	13.86	(13.44)	7,217	2.19	2.19	0.45	24
I	16.23	0.19	(2.22)	(2.03)	(0.14)	—	—	(0.14)	14.06	(12.66)	1,733,270	1.24	1.24	1.19	24
R3	16.20	0.22	(2.30)	(2.08)	(0.14)	—	—	(0.14)	13.98	(12.99)	90	1.80	1.70	1.36	24
R4	16.19	0.05	(2.11)	(2.06)	(0.11)	—	—	(0.11)	14.02	(12.88)	3,710	1.49	1.48	0.36	24
R5	16.23	0.27	(2.29)	(2.02)	(0.14)	—	—	(0.14)	14.07	(12.56)	484	1.20	1.20	1.69	24
Y	16.25	0.23	(2.24)	(2.01)	(0.15)	—	—	(0.15)	14.09	(12.48)	123,082	1.11	1.11	1.43	24
F	16.23	0.30	(2.30)	(2.00)	(0.16)	—	—	(0.16)	14.07	(12.48)	154,306	1.08	1.08	1.89	24
SDR	16.26	0.23	(2.23)	(2.00)	(0.16)	—	—	(0.16)	14.10	(12.46)	930,480	1.08	1.08	1.43	24
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 6.21	$ 0.22	$ 0.53	$ 0.75	$ (0.18)	$ —	$ —	$ (0.18)	$ 6.78	12.21% (4)	$ 1,039	1.78% (5)	1.15% (5)	6.57% (5)	69%
C	6.19	0.19	0.54	0.73	(0.16)	—	—	(0.16)	6.76	11.82 (4)	131	2.49 (5)	1.90 (5)	5.83 (5)	69
I	6.20	0.22	0.54	0.76	(0.19)	—	—	(0.19)	6.77	12.37 (4)	3,587	1.44 (5)	0.90 (5)	6.76 (5)	69
R3	6.22	0.21	0.53	0.74	(0.17)	—	—	(0.17)	6.79	12.02 (4)	31	2.04 (5)	1.45 (5)	6.26 (5)	69
R4	6.21	0.22	0.53	0.75	(0.18)	—	—	(0.18)	6.78	12.21 (4)	10	1.74 (5)	1.15 (5)	6.54 (5)	69
R5	6.20	0.23	0.53	0.76	(0.19)	—	—	(0.19)	6.77	12.40 (4)	10	1.44 (5)	0.85 (5)	6.91 (5)	69
Y	6.20	0.23	0.53	0.76	(0.19)	—	—	(0.19)	6.77	12.40 (4)	2,863	1.39 (5)	0.85 (5)	6.87 (5)	69
F	5.80	0.22	0.49	0.71	(0.20)	—	—	(0.20)	6.31	12.27 (4)	11	1.33 (5)	0.75 (5)	6.95 (5)	69
SDR	6.20	0.23	0.54	0.77	(0.20)	—	—	(0.20)	6.77	12.45 (4)	17,975	1.33 (5)	0.75 (5)	6.97 (5)	69
For the Year Ended October 31, 2022
A	$ 8.29	$ 0.37	$ (2.06)	$ (1.69)	$ (0.33)	$ (0.01)	$ (0.05)	$ (0.39)	$ 6.21	(20.83)%	$ 1,018	1.65%	1.15%	5.12%	118%
C	8.26	0.31	(2.05)	(1.74)	(0.28)	(0.01)	(0.04)	(0.33)	6.19	(21.38)	65	2.46	1.90	4.32	118
I	8.28	0.40	(2.07)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.65)	7,394	1.32	0.90	5.32	118
R3	8.30	0.36	(2.07)	(1.71)	(0.31)	(0.01)	(0.05)	(0.37)	6.22	(21.04)	27	1.93	1.45	4.89	118
R4	8.29	0.37	(2.06)	(1.69)	(0.33)	(0.01)	(0.05)	(0.39)	6.21	(20.83)	9	1.63	1.15	5.17	118
R5	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	9	1.33	0.85	5.48	118
Y	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	2,531	1.27	0.85	5.47	118
F	7.77	0.38	(1.93)	(1.55)	(0.36)	(0.01)	(0.05)	(0.42)	5.80	(20.46)	10	1.21	0.75	5.58	118
SDR	8.28	0.41	(2.07)	(1.66)	(0.36)	(0.01)	(0.05)	(0.42)	6.20	(20.53)	16,503	1.21	0.75	5.56	118
The accompanying notes are an integral part of these financial statements.
89

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$ 8.22	$ 0.36	$ 0.05	$ 0.41	$ (0.34)	$ —	$ —	$ (0.34)	$ 8.29	4.92%	$ 1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
For the Year Ended October 31, 2020
A	$ 9.12	$ 0.44	$ (0.90)	$ (0.46)	$ (0.34)	$ —	$ (0.10)	$ (0.44)	$ 8.22	(4.85)%	$ 1,727	1.41%	1.15%	5.22%	141%
C	9.08	0.38	(0.89)	(0.51)	(0.29)	—	(0.08)	(0.37)	8.20	(5.43)	215	2.23	1.90	4.48	141
I	9.11	0.47	(0.90)	(0.43)	(0.37)	—	(0.10)	(0.47)	8.21	(4.50)	21,211	1.05	0.82	5.56	141
R3	9.13	0.43	(0.89)	(0.46)	(0.34)	—	(0.10)	(0.44)	8.23	(4.79)	29	1.70	1.24	5.15	141
R4	9.11	0.46	(0.89)	(0.43)	(0.36)	—	(0.10)	(0.46)	8.22	(4.45)	11	1.40	0.92	5.48	141
R5	9.10	0.46	(0.88)	(0.42)	(0.37)	—	(0.10)	(0.47)	8.21	(4.41)	11	1.10	0.85	5.52	141
Y	9.10	0.47	(0.89)	(0.42)	(0.36)	—	(0.11)	(0.47)	8.21	(4.34)	2,376	0.98	0.76	5.60	141
F	9.10	0.51	(1.02)	(0.51)	(0.67)	—	(0.20)	(0.87)	7.72	(4.66)	11	0.98	0.75	5.58	141
SDR	9.11	0.47	(0.90)	(0.43)	(0.36)	—	(0.11)	(0.47)	8.21	(4.44)	34,536	0.98	0.75	5.62	141
For the Year Ended October 31, 2019
A	$ 8.79	$ 0.55	$ 0.25	$ 0.80	$ (0.43)	$ —	$ (0.04)	$ (0.47)	$ 9.12	9.21%	$ 1,829	1.29%	1.11%	6.12%	240%
C	8.74	0.48	0.25	0.73	(0.36)	—	(0.03)	(0.39)	9.08	8.44	266	2.14	1.90	5.39	240
I	8.78	0.58	0.25	0.83	(0.46)	—	(0.04)	(0.50)	9.11	9.65	29,715	1.00	0.83	6.37	240
R3	8.80	0.57	0.25	0.82	(0.45)	—	(0.04)	(0.49)	9.13	9.46	11	1.55	0.88	6.33	240
R4	8.78	0.57	0.25	0.82	(0.45)	—	(0.04)	(0.49)	9.11	9.45	11	1.28	0.86	6.35	240
R5	8.78	0.58	0.24	0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.56	11	1.00	0.81	6.39	240
Y	8.78	0.58	0.24	0.82	(0.46)	—	(0.04)	(0.50)	9.10	9.61	2,046	0.94	0.76	6.39	240
F	8.78	0.58	0.25	0.83	(0.47)	—	(0.04)	(0.51)	9.10	9.66	23,084	0.93	0.75	6.45	240
SDR	8.79	0.58	0.25	0.83	(0.47)	—	(0.04)	(0.51)	9.11	9.65	37,109	0.93	0.75	6.44	240
For the Year Ended October 31, 2018
A	$ 9.98	$ 0.50	$ (1.02)	$ (0.52)	$ (0.32)	$ (0.13)	$ (0.22)	$ (0.67)	$ 8.79	(5.34)%	$ 3,389	1.29%	1.08%	5.42%	285%
C	9.95	0.41	(1.01)	(0.60)	(0.28)	(0.13)	(0.20)	(0.61)	8.74	(6.27)	414	2.16	1.90	4.52	285
I	9.97	0.52	(1.02)	(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.22)	36,557	1.02	0.85	5.63	285
R3	9.97	0.50	(1.03)	(0.53)	(0.30)	(0.13)	(0.21)	(0.64)	8.80	(5.43)	10	1.65	1.25	5.23	285
R4	9.97	0.52	(1.03)	(0.51)	(0.33)	(0.13)	(0.22)	(0.68)	8.78	(5.25)	10	1.35	0.92	5.54	285
R5	9.97	0.53	(1.03)	(0.50)	(0.34)	(0.13)	(0.22)	(0.69)	8.78	(5.23)	10	1.06	0.85	5.58	285
Y	9.97	0.49	(0.98)	(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.17)	970	0.95	0.77	5.29	285
F	9.96	0.53	(1.01)	(0.48)	(0.34)	(0.13)	(0.23)	(0.70)	8.78	(5.04)	28,842	0.94	0.75	5.67	285
SDR	9.98	0.56	(1.05)	(0.49)	(0.34)	(0.13)	(0.23)	(0.70)	8.79	(5.11)	34,841	0.94	0.75	5.89	285
Hartford Schroders International Contrarian Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
I	$ 8.75	$ 0.13	$ 2.66	$ 2.79	$ (0.20)	$ —	$ —	$ (0.20)	$ 11.34	32.28% (4)	$ 579	9.46% (5)	0.70% (5)	2.56% (5)	15%
SDR	8.75	0.13	2.66	2.79	(0.20)	—	—	(0.20)	11.34	32.31 (4)	579	9.38 (5)	0.70 (5)	2.57 (5)	15
For the Period Ended October 31, 2022(11)
I	$ 10.00	$ 0.13	$ (1.38)	$ (1.25)	$ —	$ —	$ —	$ —	$ 8.75	(12.50)% (4)	$ 438	14.98% (5)	0.70% (5)	3.29% (5)	8% (12)
SDR	10.00	0.13	(1.38)	(1.25)	—	—	—	—	8.75	(12.50) (4)	437	14.78 (5)	0.70 (5)	3.29 (5)	8 (12)
The accompanying notes are an integral part of these financial statements.
90

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 8.05	$ 0.11	$ 1.36	$ 1.47	$ (0.20)	$ —	$ —	$ (0.20)	$ 9.32	18.38% (4)	$ 112,738	1.11% (5)	1.11% (5)	2.52% (5)	56%
C	8.00	0.08	1.35	1.43	(0.16)	—	—	(0.16)	9.27	18.06 (4)	10,192	1.86 (5)	1.86 (5)	1.70 (5)	56
I	8.05	0.12	1.35	1.47	(0.21)	—	—	(0.21)	9.31	18.41 (4)	691,041	0.85 (5)	0.85 (5)	2.75 (5)	56
R3	8.03	0.10	1.34	1.44	(0.18)	—	—	(0.18)	9.29	18.14 (4)	15,983	1.44 (5)	1.39 (5)	2.25 (5)	56
R4	8.03	0.11	1.35	1.46	(0.19)	—	—	(0.19)	9.30	18.41 (4)	5,450	1.15 (5)	1.15 (5)	2.48 (5)	56
R5	8.04	0.13	1.35	1.48	(0.21)	—	—	(0.21)	9.31	18.57 (4)	16,698	0.84 (5)	0.84 (5)	2.81 (5)	56
Y	8.04	0.13	1.35	1.48	(0.21)	—	—	(0.21)	9.31	18.57 (4)	321,784	0.84 (5)	0.84 (5)	2.81 (5)	56
F	8.05	0.13	1.35	1.48	(0.21)	—	—	(0.21)	9.32	18.59 (4)	560,806	0.75 (5)	0.75 (5)	2.88 (5)	56
SDR	8.04	0.13	1.34	1.47	(0.21)	—	—	(0.21)	9.30	18.49 (4)	745,826	0.75 (5)	0.75 (5)	2.89 (5)	56
For the Year Ended October 31, 2022
A	$ 10.32	$ 0.29	$ (2.27)	$ (1.98)	$ (0.29)	$ —	$ —	$ (0.29)	$ 8.05	(19.57)%	$ 94,322	1.11%	1.11%	3.03%	101%
C	10.25	0.22	(2.26)	(2.04)	(0.21)	—	—	(0.21)	8.00	(20.16)	9,744	1.85	1.85	2.27	101
I	10.31	0.31	(2.26)	(1.95)	(0.31)	—	—	(0.31)	8.05	(19.29)	618,285	0.84	0.84	3.26	101
R3	10.28	0.25	(2.24)	(1.99)	(0.26)	—	—	(0.26)	8.03	(19.72)	13,320	1.46	1.40	2.68	101
R4	10.29	0.28	(2.26)	(1.98)	(0.28)	—	—	(0.28)	8.03	(19.59)	4,544	1.16	1.16	2.91	101
R5	10.30	0.29	(2.24)	(1.95)	(0.31)	—	—	(0.31)	8.04	(19.31)	13,333	0.85	0.85	3.08	101
Y	10.31	0.32	(2.27)	(1.95)	(0.32)	—	—	(0.32)	8.04	(19.36)	247,391	0.85	0.83	3.35	101
F	10.31	0.32	(2.26)	(1.94)	(0.32)	—	—	(0.32)	8.05	(19.19)	472,832	0.74	0.74	3.33	101
SDR	10.30	0.32	(2.26)	(1.94)	(0.32)	—	—	(0.32)	8.04	(19.21)	643,506	0.74	0.74	3.34	101
For the Year Ended October 31, 2021
A	$ 7.76	$ 0.21	$ 2.57	$ 2.78	$ (0.22)	$ —	$ —	$ (0.22)	$ 10.32	36.00%	$ 98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
For the Year Ended October 31, 2020
A	$ 9.05	$ 0.17	$ (1.24)	$ (1.07)	$ (0.22)	$ —	$ —	$ (0.22)	$ 7.76	(12.01)%	$ 65,123	1.12%	1.12%	2.12%	119%
C	8.99	0.11	(1.23)	(1.12)	(0.16)	—	—	(0.16)	7.71	(12.69)	12,691	1.86	1.86	1.32	119
I	9.05	0.20	(1.26)	(1.06)	(0.24)	—	—	(0.24)	7.75	(11.86)	538,073	0.85	0.85	2.37	119
R3	9.02	0.14	(1.24)	(1.10)	(0.19)	—	—	(0.19)	7.73	(12.42)	13,398	1.48	1.48	1.71	119
R4	9.03	0.17	(1.24)	(1.07)	(0.22)	—	—	(0.22)	7.74	(12.07)	2,328	1.18	1.18	2.13	119
R5	9.04	0.20	(1.25)	(1.05)	(0.24)	—	—	(0.24)	7.75	(11.75)	17,008	0.86	0.86	2.42	119
Y	9.04	0.20	(1.24)	(1.04)	(0.25)	—	—	(0.25)	7.75	(11.72)	165,134	0.86	0.81	2.49	119
F	9.05	0.21	(1.25)	(1.04)	(0.25)	—	—	(0.25)	7.76	(11.65)	357,583	0.76	0.76	2.58	119
SDR	9.04	0.21	(1.26)	(1.05)	(0.25)	—	—	(0.25)	7.74	(11.78)	577,640	0.76	0.76	2.54	119
The accompanying notes are an integral part of these financial statements.
91

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2019
A	$ 8.97	$ 0.27	$ 0.28	$ 0.55	$ (0.25)	$ (0.22)	$ —	$ (0.47)	$ 9.05	6.61%	$ 106,530	1.12%	1.12%	3.03%	119%
C	8.90	0.19	0.30	0.49	(0.18)	(0.22)	—	(0.40)	8.99	5.91	21,500	1.87	1.87	2.12	119
I	8.96	0.28	0.30	0.58	(0.27)	(0.22)	—	(0.49)	9.05	6.98	740,680	0.86	0.86	3.13	119
R3	8.94	0.28	0.25	0.53	(0.23)	(0.22)	—	(0.45)	9.02	6.36	19,748	1.48	1.48	3.25	119
R4	8.95	0.26	0.29	0.55	(0.25)	(0.22)	—	(0.47)	9.03	6.57	2,746	1.18	1.18	3.01	119
R5	8.95	0.26	0.32	0.58	(0.27)	(0.22)	—	(0.49)	9.04	6.97	21,262	0.87	0.87	2.99	119
Y	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.93	146,587	0.85	0.80	3.29	119
F	8.97	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.05	6.98	377,025	0.76	0.76	3.31	119
SDR	8.96	0.29	0.29	0.58	(0.28)	(0.22)	—	(0.50)	9.04	6.99	636,333	0.76	0.76	3.27	119
For the Year Ended October 31, 2018
A	$ 10.18	$ 0.23	$ (1.09)	$ (0.86)	$ (0.24)	$ (0.11)	$ —	$ (0.35)	$ 8.97	(8.71)%	$ 67,252	1.13%	1.10%	2.26%	87%
C	10.12	0.17	(1.10)	(0.93)	(0.18)	(0.11)	—	(0.29)	8.90	(9.47)	25,614	1.88	1.85	1.71	87
I	10.17	0.26	(1.09)	(0.83)	(0.27)	(0.11)	—	(0.38)	8.96	(8.47)	875,109	0.87	0.84	2.64	87
R3	10.15	0.22	(1.10)	(0.88)	(0.22)	(0.11)	—	(0.33)	8.94	(8.96)	613	1.50	1.43	2.22	87
R4	10.16	0.20	(1.06)	(0.86)	(0.24)	(0.11)	—	(0.35)	8.95	(8.76)	1,312	1.20	1.16	2.03	87
R5	10.17	0.27	(1.11)	(0.84)	(0.27)	(0.11)	—	(0.38)	8.95	(8.58)	22,482	0.88	0.85	2.68	87
Y	10.17	0.25	(1.07)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.42)	80,993	0.83	0.81	2.57	87
F	10.18	0.28	(1.10)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.97	(8.38)	251,677	0.78	0.75	2.78	87
SDR	10.17	0.27	(1.09)	(0.82)	(0.28)	(0.11)	—	(0.39)	8.96	(8.38)	540,822	0.78	0.75	2.69	87
Hartford Schroders International Stock Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 13.66	$ 0.10	$ 3.09	$ 3.19	$ (0.15)	$ —	$ —	$ (0.15)	$ 16.70	23.52% (4)	$ 271,547	1.05% (5)	1.05% (5)	1.27% (5)	16%
C	12.88	0.04	2.92	2.96	(0.04)	—	—	(0.04)	15.80	22.99 (4)	19,299	1.79 (5)	1.79 (5)	0.52 (5)	16
I	13.23	0.12	2.99	3.11	(0.20)	—	—	(0.20)	16.14	23.68 (4)	2,534,487	0.78 (5)	0.78 (5)	1.55 (5)	16
R3	13.11	0.07	2.96	3.03	(0.11)	—	—	(0.11)	16.03	23.22 (4)	2,882	1.35 (5)	1.35 (5)	0.99 (5)	16
R4	13.18	0.09	2.98	3.07	(0.15)	—	—	(0.15)	16.10	23.47 (4)	5,038	1.09 (5)	1.09 (5)	1.23 (5)	16
R5	13.24	0.12	2.98	3.10	(0.20)	—	—	(0.20)	16.14	23.59 (4)	30,417	0.78 (5)	0.78 (5)	1.53 (5)	16
Y	13.27	0.11	3.00	3.11	(0.20)	—	—	(0.20)	16.18	23.61 (4)	153,090	0.80 (5)	0.80 (5)	1.48 (5)	16
F	13.26	0.12	2.98	3.10	(0.21)	—	—	(0.21)	16.15	23.60 (4)	987,312	0.69 (5)	0.69 (5)	1.65 (5)	16
SDR	13.24	0.12	2.99	3.11	(0.21)	—	—	(0.21)	16.14	23.72 (4)	715,891	0.69 (5)	0.69 (5)	1.62 (5)	16
For the Year Ended October 31, 2022
A	$ 19.07	$ 0.25	$ (5.36)	$ (5.11)	$ (0.16)	$ (0.14)	$ —	$ (0.30)	$ 13.66	(27.22)%	$ 210,992	1.06%	1.06%	1.56%	35%
C	17.97	0.13	(5.07)	(4.94)	(0.01)	(0.14)	—	(0.15)	12.88	(27.71)	15,313	1.81	1.81	0.84	35
I	18.49	0.28	(5.19)	(4.91)	(0.21)	(0.14)	—	(0.35)	13.23	(27.04)	1,897,371	0.80	0.80	1.79	35
R3	18.31	0.15	(5.11)	(4.96)	(0.10)	(0.14)	—	(0.24)	13.11	(27.43)	1,988	1.42	1.41	1.01	35
R4	18.42	0.23	(5.17)	(4.94)	(0.16)	(0.14)	—	(0.30)	13.18	(27.26)	3,618	1.12	1.12	1.49	35
R5	18.49	0.27	(5.17)	(4.90)	(0.21)	(0.14)	—	(0.35)	13.24	(26.99)	23,775	0.81	0.81	1.76	35
Y	18.54	0.30	(5.22)	(4.92)	(0.21)	(0.14)	—	(0.35)	13.27	(27.03)	136,982	0.81	0.81	1.87	35
F	18.52	0.29	(5.18)	(4.89)	(0.23)	(0.14)	—	(0.37)	13.26	(26.93)	692,063	0.70	0.70	1.86	35
SDR	18.50	0.28	(5.17)	(4.89)	(0.23)	(0.14)	—	(0.37)	13.24	(26.96)	553,856	0.71	0.71	1.84	35
The accompanying notes are an integral part of these financial statements.
92

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2021
A	$ 14.14	$ 0.16	$ 4.77	$ 4.93	$ (0.00) (6)	$ —	$ —	$ —	$ 19.07	34.90%	$ 285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00) (6)	—	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28
For the Year Ended October 31, 2020
A	$ 12.91	$ 0.07	$ 1.30	$ 1.37	$ (0.14)	$ —	$ —	$ (0.14)	$ 14.14	10.63%	$ 114,042	1.12%	1.11%	0.49%	34%
C	12.25	(0.03)	1.25	1.22	(0.04)	—	—	(0.04)	13.43	9.93	6,687	1.85	1.85	(0.21)	34
I	12.51	0.10	1.26	1.36	(0.16)	—	—	(0.16)	13.71	10.93	516,721	0.83	0.83	0.79	34
R3	12.47	0.03	1.26	1.29	(0.13)	—	—	(0.13)	13.63	10.38	734	1.46	1.45	0.25	34
R4	12.50	0.07	1.25	1.32	(0.15)	—	—	(0.15)	13.67	10.62	2,536	1.15	1.15	0.51	34
R5	12.52	0.11	1.26	1.37	(0.17)	—	—	(0.17)	13.72	10.96	12,208	0.83	0.83	0.84	34
Y	12.52	0.06	1.32	1.38	(0.14)	—	—	(0.14)	13.76	11.09	66,753	0.82	0.82	0.45	34
F	12.52	0.11	1.28	1.39	(0.17)	—	—	(0.17)	13.74	11.13	169,576	0.75	0.75	0.86	34
SDR	12.52	0.11	1.27	1.38	(0.17)	—	—	(0.17)	13.73	11.07	136,358	0.75	0.75	0.86	34
For the Year Ended October 31, 2019
A	$ 12.46	$ 0.17	$ 1.18	$ 1.35	$ (0.15)	$ (0.75)	$ —	$ (0.90)	$ 12.91	12.04%	$ 46,241	1.16%	1.14%	1.42%	37%
C	11.90	0.10	1.10	1.20	(0.10)	(0.75)	—	(0.85)	12.25	11.16	3,530	1.90	1.87	0.88	37
I	12.09	0.21	1.13	1.34	(0.17)	(0.75)	—	(0.92)	12.51	12.39	218,391	0.86	0.83	1.81	37
R3	12.08	0.16	1.13	1.29	(0.15)	(0.75)	—	(0.90)	12.47	11.93	190	1.44	1.33	1.35	37
R4	12.09	0.15	1.17	1.32	(0.16)	(0.75)	—	(0.91)	12.50	12.15	292	1.12	1.05	1.24	37
R5	12.10	0.15	1.19	1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.33	1,066	0.80	0.78	1.21	37
Y	12.11	0.21	1.12	1.33	(0.17)	(0.75)	—	(0.92)	12.52	12.38	676	0.87	0.84	1.80	37
F	12.10	0.22	1.12	1.34	(0.17)	(0.75)	—	(0.92)	12.52	12.47	70,305	0.78	0.76	1.85	37
SDR	12.10	0.21	1.14	1.35	(0.18)	(0.75)	—	(0.93)	12.52	12.45	100,663	0.80	0.76	1.80	37
For the Year Ended October 31, 2018
A	$ 13.62	$ 0.19	$ (1.22)	$ (1.03)	$ (0.13)	$ —	$ —	$ (0.13)	$ 12.46	(7.63)%	$ 11,234	1.25%	1.16%	1.40%	65%
C	13.11	0.13	(1.21)	(1.08)	(0.13)	—	—	(0.13)	11.90	(8.33)	1,824	2.01	1.92	0.97	65
I	13.20	0.22	(1.17)	(0.95)	(0.16)	—	—	(0.16)	12.09	(7.32)	129,528	0.93	0.85	1.70	65
R3	13.19	0.21	(1.19)	(0.98)	(0.13)	—	—	(0.13)	12.08	(7.49)	12	1.61	1.02	1.59	65
R4	13.20	0.22	(1.19)	(0.97)	(0.14)	—	—	(0.14)	12.09	(7.42)	12	1.31	0.97	1.64	65
R5	13.22	0.22	(1.18)	(0.96)	(0.16)	—	—	(0.16)	12.10	(7.36)	12	1.01	0.90	1.69	65
Y	13.23	0.12	(1.07)	(0.95)	(0.17)	—	—	(0.17)	12.11	(7.32)	5,693	0.90	0.81	0.97	65
F	13.22	0.22	(1.17)	(0.95)	(0.17)	—	—	(0.17)	12.10	(7.32)	9,204	0.89	0.80	1.69	65
SDR	13.23	0.23	(1.18)	(0.95)	(0.18)	—	—	(0.18)	12.10	(7.33)	67,339	0.89	0.80	1.71	65
Hartford Schroders Sustainable Core Bond Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
I	$ 8.36	$ 0.15	$ 0.44	$ 0.59	$ (0.16)	$ —	$ —	$ (0.16)	$ 8.79	7.08% (4)	$ 951	0.59% (5)	0.51% (5)	3.51% (5)	54%
R3	8.39	0.15	0.44	0.59	(0.13)	—	—	(0.13)	8.85	7.09 (4)	9	1.14 (5)	0.64 (5)	3.38 (5)	54
R4	8.37	0.15	0.44	0.59	(0.15)	—	—	(0.15)	8.81	7.04 (4)	9	0.85 (5)	0.59 (5)	3.45 (5)	54
R5	8.35	0.15	0.45	0.60	(0.16)	—	—	(0.16)	8.79	7.24 (4)	9	0.55 (5)	0.46 (5)	3.58 (5)	54
Y	8.35	0.16	0.43	0.59	(0.16)	—	—	(0.16)	8.78	7.15 (4)	5,398	0.50 (5)	0.40 (5)	3.61 (5)	54
F	8.35	0.16	0.45	0.61	(0.17)	—	—	(0.17)	8.79	7.30 (4)	104,482	0.43 (5)	0.36 (5)	3.66 (5)	54
SDR	8.34	0.16	0.45	0.61	(0.17)	—	—	(0.17)	8.78	7.33 (4)	99,423	0.43 (5)	0.32 (5)	3.70 (5)	54
The accompanying notes are an integral part of these financial statements.
93

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Sustainable Core Bond Fund – (continued)
For the Period Ended October 31, 2022(13)
I (14)	$ 10.46	$ 0.23	$ (1.94)	$ (1.71)	$ (0.20)	$ (0.19)	$ —	$ (0.39)	$ 8.36	(16.83)% (4)	$ 564	0.60% (5)	0.51% (5)	2.61% (5)	162%
R3 (14)	10.45	0.19	(1.92)	(1.73)	(0.14)	(0.19)	—	(0.33)	8.39	(16.94) (4)	8	1.12 (5)	0.66 (5)	2.09 (5)	162
R4 (14)	10.45	0.20	(1.92)	(1.72)	(0.17)	(0.19)	—	(0.36)	8.37	(16.88) (4)	8	0.82 (5)	0.59 (5)	2.13 (5)	162
R5 (14)	10.45	0.21	(1.92)	(1.71)	(0.20)	(0.19)	—	(0.39)	8.35	(16.81) (4)	8	0.52 (5)	0.46 (5)	2.27 (5)	162
Y	10.47	0.21	(1.93)	(1.72)	(0.21)	(0.19)	—	(0.40)	8.35	(16.91)	6,441	0.55	0.40	2.26	162
F (14)	10.45	0.24	(1.94)	(1.70)	(0.21)	(0.19)	—	(0.40)	8.35	(16.72) (4)	76,245	0.41 (5)	0.36 (5)	2.68 (5)	162
SDR	10.46	0.23	(1.94)	(1.71)	(0.22)	(0.19)	—	(0.41)	8.34	(16.86)	60,725	0.46	0.32	2.39	162
For the Period Ended October 31, 2021
Y	$ 10.82	$ 0.18	$ (0.12)	$ 0.06	$ (0.19)	$ (0.22)		$ (0.41)	$ 10.47	0.51%	$ 9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)		(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
For the Period Ended October 31, 2020
Y (15)	$ 10.82	$ 0.06	$ 0.02	$ 0.08	$ (0.08)	$ —		$ (0.08)	$ 10.82	0.70% (4)	$ 34,734	1.04% (5)	0.40% (5)	1.72% (5)	144%
SDR	10.44	0.23	0.62	0.85	(0.25)	(0.22)		(0.47)	10.82	8.34	75,315	0.81	0.32	2.20	144
For the Period Ended October 31, 2019
SDR	$ 9.67	$ 0.29	$ 0.79	$ 1.08	$ (0.31)	$ —		$ (0.31)	$ 10.44	11.27%	$ 62,427	0.78%	0.32%	2.91%	134%
For the Period Ended October 31, 2018
SDR (16)	$ 10.00	$ 0.20	$ (0.34)	$ (0.14)	$ (0.19) (17)	$ —		$ (0.19)	$ 9.67	(1.38)% (4)	$ 38,061	1.48% (5)	0.32% (5)	2.74% (5)	48%
Hartford Schroders Sustainable International Core Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
I	$ 8.60	$ 0.12	$ 1.97	$ 2.09	$ (0.12)	$ —	$ —	$ (0.12)	$ 10.57	24.43% (4)	$ 582	10.02% (5)	0.70% (5)	2.36% (5)	17%
SDR	8.60	0.12	1.97	2.09	(0.12)	—	—	(0.12)	10.57	24.46 (4)	535	9.93 (5)	0.70 (5)	2.36 (5)	17
For the Period Ended October 31, 2022(11)
I	$ 10.00	$ 0.08	$ (1.48)	$ (1.40)	$ —	$ —	$ —	$ —	$ 8.60	(14.00)% (4)	$ 430	14.67% (5)	0.70% (5)	2.03% (5)	17% (12)
SDR	10.00	0.08	(1.48)	(1.40)	—	—	—	—	8.60	(14.00) (4)	430	14.48 (5)	0.70 (5)	2.03 (5)	17 (12)
Hartford Schroders Tax-Aware Bond Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 9.48	$ 0.15	$ 0.72	$ 0.87	$ (0.14)	$ —	$ —	$ (0.14)	$ 10.21	9.17% (4)	$ 62,009	0.81% (5)	0.71% (5)	2.99% (5)	59%
C	9.50	0.11	0.71	0.82	(0.09)	—	—	(0.09)	10.23	8.62 (4)	5,160	1.62 (5)	1.59 (5)	2.10 (5)	59
I	9.49	0.16	0.71	0.87	(0.15)	—	—	(0.15)	10.21	9.19 (4)	490,017	0.58 (5)	0.49 (5)	3.24 (5)	59
Y	9.49	0.16	0.71	0.87	(0.15)	—	—	(0.15)	10.21	9.14 (4)	270	0.62 (5)	0.56 (5)	3.13 (5)	59
F	9.49	0.16	0.72	0.88	(0.15)	—	—	(0.15)	10.22	9.31 (4)	113,153	0.51 (5)	0.46 (5)	3.28 (5)	59
SDR	9.48	0.16	0.72	0.88	(0.15)	—	—	(0.15)	10.21	9.32 (4)	47,700	0.52 (5)	0.46 (5)	3.22 (5)	59
For the Year Ended October 31, 2022
A	$ 11.27	$ 0.17	$ (1.64)	$ (1.47)	$ (0.17)	$ (0.15)	$ —	$ (0.32)	$ 9.48	(13.33)%	$ 37,682	0.83%	0.71%	1.66%	143%
C	11.28	0.08	(1.64)	(1.56)	(0.07)	(0.15)	—	(0.22)	9.50	(14.04)	4,323	1.62	1.59	0.79	143
I	11.28	0.20	(1.64)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.12)	248,947	0.61	0.49	1.96	143
Y	11.28	0.20	(1.65)	(1.45)	(0.19)	(0.15)	—	(0.34)	9.49	(13.18)	247	0.63	0.56	1.86	143
F	11.28	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.09)	48,151	0.52	0.46	1.98	143
SDR	11.27	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.48	(13.10)	51,611	0.52	0.46	1.97	143
The accompanying notes are an integral part of these financial statements.
94

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$ 11.42	$ 0.12	$ (0.00)(6)	$ 0.12	$ (0.12)	$ (0.15)	$ —	$ (0.27)	$ 11.27	1.08%	$ 63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
For the Year Ended October 31, 2020
A	$ 11.34	$ 0.16	$ 0.32	$ 0.48	$ (0.17)	$ (0.23)	$ —	$ (0.40)	$ 11.42	4.31%	$ 56,486	0.82%	0.71%	1.39%	186%
C	11.34	0.06	0.33	0.39	(0.06)	(0.23)	—	(0.29)	11.44	3.53	8,731	1.61	1.55	0.56	186
I	11.34	0.18	0.34	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.64	283,060	0.60	0.49	1.61	186
Y	11.35	0.18	0.33	0.51	(0.19)	(0.23)	—	(0.42)	11.44	4.56	213	0.63	0.56	1.56	186
F	11.35	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.44	4.67	33,074	0.52	0.46	1.64	186
SDR	11.34	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.68	61,878	0.52	0.46	1.66	186
For the Year Ended October 31, 2019
A	$ 10.66	$ 0.23	$ 0.80	$ 1.03	$ (0.23)	$ (0.12)	$ —	$ (0.35)	$ 11.34	9.79%	$ 36,158	0.83%	0.71%	2.08%	161%
C	10.65	0.14	0.80	0.94	(0.13)	(0.12)	—	(0.25)	11.34	8.91	7,894	1.61	1.54	1.26	161
I	10.67	0.26	0.79	1.05	(0.26)	(0.12)	—	(0.38)	11.34	9.95	209,719	0.61	0.48	2.31	161
Y	10.67	0.26	0.79	1.05	(0.25)	(0.12)	—	(0.37)	11.35	9.98	204	0.60	0.53	2.31	161
F	10.67	0.26	0.80	1.06	(0.26)	(0.12)	—	(0.38)	11.35	10.06	20,569	0.53	0.46	2.33	161
SDR	10.66	0.26	0.80	1.06	(0.26)	(0.12)	—	(0.38)	11.34	10.08	60,005	0.53	0.46	2.38	161
For the Year Ended October 31, 2018
A	$ 11.08	$ 0.23	$ (0.42)	$ (0.19)	$ (0.22)	$ (0.01)	$ —	$ (0.23)	$ 10.66	(1.77)%	$ 25,186	0.86%	0.71%	2.07%	161%
C	11.07	0.14	(0.43)	(0.29)	(0.12)	(0.01)	—	(0.13)	10.65	(2.64)	4,819	1.62	1.53	1.24	161
I	11.10	0.25	(0.42)	(0.17)	(0.25)	(0.01)	—	(0.26)	10.67	(1.59)	120,282	0.62	0.46	2.31	161
Y	11.10	0.25	(0.43)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.63)	214	0.57	0.48	2.30	161
F	11.10	0.26	(0.44)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.67	(1.60)	8,689	0.55	0.46	2.36	161
SDR	11.09	0.25	(0.43)	(0.18)	(0.24)	(0.01)	—	(0.25)	10.66	(1.60)	59,590	0.55	0.46	2.30	161
Hartford Schroders US MidCap Opportunities Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 15.92	$ 0.04	$ 0.84	$ 0.88	$ (0.04)	$ (0.46)	$ —	$ (0.50)	$ 16.30	5.62% (4)	$ 121,260	1.16% (5)	1.16% (5)	0.52% (5)	15%
C	15.80	(0.02)	0.83	0.81	—	(0.46)	—	(0.46)	16.15	5.19 (4)	39,268	1.91 (5)	1.91 (5)	(0.21) (5)	15
I	16.74	0.07	0.88	0.95	(0.08)	(0.46)	—	(0.54)	17.15	5.76 (4)	435,414	0.89 (5)	0.89 (5)	0.79 (5)	15
R3	16.26	0.01	0.85	0.86	—	(0.46)	—	(0.46)	16.66	5.35 (4)	1,873	1.51 (5)	1.51 (5)	0.18 (5)	15
R4	16.58	0.05	0.87	0.92	(0.03)	(0.46)	—	(0.49)	17.01	5.60 (4)	607	1.22 (5)	1.14 (5)	0.55 (5)	15
R5	16.71	0.07	0.87	0.94	(0.07)	(0.46)	—	(0.53)	17.12	5.75 (4)	656	0.87 (5)	0.87 (5)	0.78 (5)	15
Y	16.72	0.07	0.87	0.94	(0.07)	(0.46)	—	(0.53)	17.13	5.74 (4)	68,466	0.91 (5)	0.91 (5)	0.78 (5)	15
F	16.75	0.07	0.88	0.95	(0.09)	(0.46)	—	(0.55)	17.15	5.80 (4)	102,816	0.81 (5)	0.81 (5)	0.88 (5)	15
SDR	16.79	0.07	0.88	0.95	(0.09)	(0.46)	—	(0.55)	17.19	5.78 (4)	39,433	0.81 (5)	0.81 (5)	0.87 (5)	15
The accompanying notes are an integral part of these financial statements.
95

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$ 20.63	$ 0.03	$ (1.84)	$ (1.81)	$ —	$ (2.90)	$ —	$ (2.90)	$ 15.92	(10.46)%	$ 107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	—	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	—	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	—	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	—	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	—	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	—	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	—	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	—	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
For the Year Ended October 31, 2021
A	$ 14.57	$ (0.02)	$ 6.09	$ 6.07	$ (0.01)	$ —	$ —	$ (0.01)	$ 20.63	41.71%	$ 106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
For the Year Ended October 31, 2020
A	$ 15.01	$ 0.01	$ (0.35)	$ (0.34)	$ 0.00(6)	$ (0.10)	$ —	$ (0.10)	$ 14.57	(2.25)%	$ 71,370	1.18%	1.18%	0.06%	53%
C	15.21	(0.10)	(0.34)	(0.44)	—	(0.10)	—	(0.10)	14.67	(2.90)	43,785	1.92	1.92	(0.67)	53
I	15.63	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.19	(1.92)	352,667	0.90	0.90	0.35	53
R3	15.41	(0.04)	(0.35)	(0.39)	—	(0.10)	—	(0.10)	14.92	(2.54)	975	1.53	1.53	(0.28)	53
R4	15.53	0.00 (6)	(0.35)	(0.35)	—	(0.10)	—	(0.10)	15.08	(2.26)	567	1.23	1.23	0.01	53
R5	15.60	0.05	(0.35)	(0.30)	(0.04)	(0.10)	—	(0.14)	15.16	(1.96)	1,229	0.93	0.93	0.31	53
Y	15.63	0.05	(0.35)	(0.30)	(0.05)	(0.10)	—	(0.15)	15.18	(1.93)	77,493	0.91	0.90	0.34	53
F	15.64	0.06	(0.34)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.20	(1.82)	55,554	0.81	0.81	0.42	53
SDR	15.67	0.07	(0.35)	(0.28)	(0.06)	(0.10)	—	(0.16)	15.23	(1.81)	37,895	0.81	0.81	0.45	53
For the Year Ended October 31, 2019
A	$ 13.68	$ 0.02	$ 1.58	$ 1.60	$ —	$ (0.27)	$ —	$ (0.27)	$ 15.01	12.12%	$ 87,831	1.27%	1.27%	0.14%	39%
C	13.97	(0.09)	1.60	1.51	—	(0.27)	—	(0.27)	15.21	11.29	60,195	2.02	2.02	(0.61)	39
I	14.24	0.06	1.64	1.70	(0.04)	(0.27)	—	(0.31)	15.63	12.41	496,725	1.00	1.00	0.42	39
R3	14.09	(0.04)	1.63	1.59	—	(0.27)	—	(0.27)	15.41	11.69	1,423	1.62	1.62	(0.25)	39
R4	14.17	0.01	1.64	1.65	(0.02)	(0.27)	—	(0.29)	15.53	12.09	627	1.32	1.32	0.09	39
R5	14.24	0.06	1.62	1.68	(0.05)	(0.27)	—	(0.32)	15.60	12.32	1,476	1.02	1.02	0.39	39
Y	14.24	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.63	12.50	116,557	0.97	0.95	0.44	39
F	14.25	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.64	12.52	54,955	0.91	0.91	0.48	39
SDR	14.28	0.07	1.64	1.71	(0.05)	(0.27)	—	(0.32)	15.67	12.49	82,604	0.91	0.91	0.48	39
The accompanying notes are an integral part of these financial statements.
96

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2018
A	$ 13.97	$ 0.01	$ (0.10)	$ (0.09)	$ —	$ (0.20)	$ —	$ (0.20)	$ 13.68	(0.66)%	$ 96,491	1.26%	1.25%	0.05%	37%
C	14.37	(0.11)	(0.09)	(0.20)	—	(0.20)	—	(0.20)	13.97	(1.49)	67,037	2.02	2.01	(0.72)	37
I	14.52	0.05	(0.11)	(0.06)	(0.02)	(0.20)	—	(0.22)	14.24	(0.44)	648,971	0.99	0.98	0.31	37
R3	14.43	(0.05)	(0.09)	(0.14)	—	(0.20)	—	(0.20)	14.09	(1.06)	950	1.63	1.60	(0.31)	37
R4	14.48	—	(0.10)	(0.10)	(0.01)	(0.20)	—	(0.21)	14.17	(0.74)	775	1.33	1.30	(0.03)	37
R5	14.51	0.04	(0.09)	(0.05)	(0.02)	(0.20)	—	(0.22)	14.24	(0.42)	1,864	1.03	1.00	0.26	37
Y	14.53	0.04	(0.10)	(0.06)	(0.03)	(0.20)	—	(0.23)	14.24	(0.46)	108,680	0.96	0.94	0.25	37
F	14.53	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.25	(0.37)	45,449	0.91	0.90	0.38	37
SDR	14.56	0.06	(0.11)	(0.05)	(0.03)	(0.20)	—	(0.23)	14.28	(0.37)	57,898	0.91	0.90	0.38	37
Hartford Schroders US Small Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2023 (Unaudited)
A	$ 26.06	$ (0.01)	$ (0.28)	$ (0.29)	$ —	$ (0.22)	$ —	$ (0.22)	$ 25.55	(1.10)% (4)	$ 32,393	1.38% (5)	1.35% (5)	(0.05)% (5)	15%
C	26.07	(0.10)	(0.28)	(0.38)	—	(0.22)	—	(0.22)	25.47	(1.45) (4)	5,659	2.14 (5)	2.10 (5)	(0.79) (5)	15
I	27.79	0.03	(0.30)	(0.27)	—	(0.22)	—	(0.22)	27.30	(0.96) (4)	158,273	1.09 (5)	1.09 (5)	0.21 (5)	15
R3	27.05	(0.05)	(0.29)	(0.34)	—	(0.22)	—	(0.22)	26.49	(1.25) (4)	1,020	1.70 (5)	1.65 (5)	(0.35) (5)	15
R4	27.51	(0.01)	(0.29)	(0.30)	—	(0.22)	—	(0.22)	26.99	(1.08) (4)	643	1.40 (5)	1.35 (5)	(0.05) (5)	15
R5	27.77	0.03	(0.29)	(0.26)	—	(0.22)	—	(0.22)	27.29	(0.93) (4)	467	1.10 (5)	1.05 (5)	0.25 (5)	15
Y	27.79	0.03	(0.29)	(0.26)	—	(0.22)	—	(0.22)	27.31	(0.93) (4)	31,937	1.10 (5)	1.05 (5)	0.25 (5)	15
F	27.87	0.05	(0.31)	(0.26)	—	(0.22)	—	(0.22)	27.39	(0.92) (4)	15,742	0.99 (5)	0.95 (5)	0.35 (5)	15
SDR	27.90	0.05	(0.30)	(0.25)	—	(0.22)	—	(0.22)	27.43	(0.89) (4)	35,236	0.99 (5)	0.95 (5)	0.35 (5)	15
For the Year Ended October 31, 2022
A	$ 33.48	$ (0.08)	$ (3.65)	$ (3.73)	$ —	$ (3.69)	$ —	$ (3.69)	$ 26.06	(12.56)%	$ 32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	—	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	—	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	—	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	—	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	—	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	—	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	—	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	—	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
For the Year Ended October 31, 2021
A	$ 23.20	$ (0.11)	$ 10.39	$ 10.28	$ —	$ —	$ —	$ —	$ 33.48	44.31%	$ 38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
The accompanying notes are an integral part of these financial statements.
97

Hartford Schroders Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$ 25.69	$ 0.01	$ (1.19)	$ (1.18)	$ (0.02)	$ (1.29)	$ —	$ (1.31)	$ 23.20	(5.02)%	$ 23,897	1.42%	1.35%	0.06%	47%
C	26.23	(0.16)	(1.24)	(1.40)	—	(1.29)	—	(1.29)	23.54	(5.77)	6,957	2.17	2.10	(0.67)	47
I	27.00	0.09	(1.27)	(1.18)	(0.08)	(1.29)	—	(1.37)	24.45	(4.78)	144,885	1.11	1.05	0.38	47
R3	26.71	(0.07)	(1.24)	(1.31)	—	(1.29)	—	(1.29)	24.11	(5.31)	242	1.73	1.64	(0.30)	47
R4	26.93	0.02	(1.27)	(1.25)	(0.04)	(1.29)	—	(1.33)	24.35	(5.04)	194	1.43	1.35	0.08	47
R5	26.98	0.06	(1.23)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.44	(4.78)	293	1.13	1.05	0.25	47
Y	27.00	0.09	(1.26)	(1.17)	(0.08)	(1.29)	—	(1.37)	24.46	(4.74)	23,531	1.12	1.05	0.39	47
F	27.03	0.10	(1.25)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.49	(4.68)	10,407	1.01	0.95	0.41	47
SDR	27.06	0.08	(1.23)	(1.15)	(0.10)	(1.29)	—	(1.39)	24.52	(4.66)	23,538	1.01	0.95	0.36	47
For the Year Ended October 31, 2019
A	$ 25.55	$ 0.02	$ 2.38	$ 2.40	$ (0.01)	$ (2.25)	$ —	$ (2.26)	$ 25.69	11.21%	$ 20,928	1.43%	1.35%	0.07%	45%
C	26.20	(0.16) (17)	2.44	2.28	—	(2.25) (17)	—	(2.25)	26.23	10.43	7,096	2.18	2.10	(0.65)	45
I	26.71	0.10	2.50	2.60	(0.06) (17)	(2.25)	—	(2.31)	27.00	11.59	140,024	1.11	1.04	0.40	45
R3	26.53	(0.05)	2.48	2.43	—	(2.25)	—	(2.25)	26.71	10.90	111	1.74	1.63	(0.21)	45
R4	26.68	—	2.54	2.54	(0.04)	(2.25)	—	(2.29)	26.93	11.33	259	1.44	1.31	(0.01)	45
R5	26.70	0.08	2.51	2.59	(0.06)	(2.25)	—	(2.31)	26.98	11.56	78	1.12	1.05	0.31	45
Y	26.73	0.11	2.50	2.61	(0.09)	(2.25) (17)	—	(2.34)	27.00	11.62	25,883	1.08	1.01	0.43	45
F	26.74	0.12	2.51	2.63	(0.09)	(2.25)	—	(2.34)	27.03	11.69	4,483	1.02	0.95	0.47	45
SDR	26.78	0.13	2.49	2.62	(0.09)	(2.25)	—	(2.34)	27.06	11.67	11,328	1.02	0.95	0.50	45
For the Year Ended October 31, 2018
A	$ 27.97	$ (0.02)	$ (0.04)	$ (0.06)	$ —	$ (2.36)	$ —	$ (2.36)	$ 25.55	(0.34)%	$ 13,976	1.43%	1.34%	(0.08)%	42%
C	28.82	(0.23)	(0.03)	(0.26)	—	(2.36)	—	(2.36)	26.20	(1.08)	6,892	2.18	2.09	(0.84)	42
I	29.14	0.07	(0.05)	0.02	(0.09)	(2.36)	—	(2.45)	26.71	(0.05)	109,710	1.12	1.04	0.25	42
R3	29.06	(0.08)	(0.05)	(0.13)	(0.04)	(2.36)	—	(2.40)	26.53	(0.58)	66	1.75	1.58	(0.30)	42
R4	29.08	0.04	(0.04)	—	(0.04)	(2.36)	—	(2.40)	26.68	(0.11)	11	1.45	1.13	0.12	42
R5	29.11	0.07	(0.05)	0.02	(0.07)	(2.36)	—	(2.43)	26.70	(0.02)	19	1.15	1.05	0.23	42
Y	29.14	0.09	(0.05)	0.04	(0.09)	(2.36)	—	(2.45)	26.73	(0.03)	23,507	1.03	0.95	0.33	42
F	29.15	0.08	(0.04)	0.04	(0.09)	(2.36)	—	(2.45)	26.74	0.04	2,841	1.03	0.95	0.30	42
SDR	29.19	0.13	(0.08)	0.05	(0.10)	(2.36)	—	(2.46)	26.78	0.07	10,952	1.03	0.95	0.44	42

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Amount is less than $0.01 per share.
(7)	Commenced operations on March 31, 2020.
(8)	Classes A, C, I, Y and F commenced operations on February 28, 2022.
(9)	Commenced operations on September 30, 2021.
(10)	Reflects the Fund's portfolio turnover for the period September 30, 2021 through October 31, 2021.
(11)	Commenced operations on May 24, 2022.
(12)	Reflects the Fund’s portfolio turnover for the period May 24, 2022 through October 31, 2022.
(13)	Prior to November 12, 2021 this Fund operated as the Schroder Core Bond Fund, the Fund's predecessor fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively. See Note 12 for further information.
(14)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021
(15)	Commenced operations on June 29, 2020.
(16)	Commenced operations on January 31, 2018.
The accompanying notes are an integral part of these financial statements.
98

Hartford Schroders Funds
Financial Highlights – (continued)

(17)	The per share data has been revised since the October 31, 2022 Annual Report to make non-material updates.
The accompanying notes are an integral part of these financial statements.
99

Hartford Schroders Funds
 Notes to Financial Statements
 April 30, 2023 (Unaudited)

1.	Organization:
The Hartford Mutual Funds II, Inc. (the "Company") is an open-end registered management investment company comprised of fifteen series, as of April 30, 2023. Financial statements of each series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

The Hartford Mutual Funds II, Inc.:
Hartford Schroders China A Fund (the "China A Fund")
Hartford Schroders Diversified Emerging Markets Fund (the "Diversified Emerging Markets Fund")
Hartford Schroders Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")
Hartford Schroders International Contrarian Value Fund (the "International Contrarian Value Fund")
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")
Hartford Schroders International Stock Fund (the "International Stock Fund")
Hartford Schroders Sustainable Core Bond Fund (the "Sustainable Core Bond Fund")
Hartford Schroders Sustainable International Core Fund (the "Sustainable International Core Fund")
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")
The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund, except China A Fund and Emerging Markets Multi-Sector Bond Fund, is a diversified open-end management investment company. China A Fund and Emerging Markets Multi-Sector Bond Fund are each a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification-Topic 946, "Financial Services – Investment Companies".
Sustainable Core Bond Fund acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). All information and references to periods prior to the close of business on November 12, 2021 with respect to the Sustainable Core Bond Fund refers to the Predecessor Fund.
Each Fund, except International Contrarian Value Fund, Sustainable Core Bond Fund, and Sustainable International Core Fund, has registered for sale Class A and Class C shares. Each Fund has registered for sale Class I and Class SDR shares. In addition, each Fund, except China A Fund, Diversified Emerging Markets Fund, International Contrarian Value Fund, Sustainable International Core Fund and Tax-Aware Bond Fund, has registered for sale Class R3, Class R4 and Class R5 shares. Each Fund, except International Contrarian Value Fund and Sustainable International Core Fund, has registered for sale Class Y and Class F shares. Class A shares of each Fund that offers Class A shares, except Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund, are sold with a front-end sales charge of up to 5.50%. Class A shares of Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund are sold with a front-end sales charge of up to 4.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, Y, F and SDR shares do not have a sales charge. The Emerging Markets Equity Fund is closed to new investors, subject to certain exceptions set forth in the Emerging Markets Equity Fund’s prospectus.
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and
100

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
101

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, each Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which each Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
102

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of China A Fund, Diversified Emerging Markets Fund, Emerging Markets Equity Fund, International Contrarian Value Fund, International Stock Fund, Sustainable International Core Fund, US MidCap Opportunities Fund and US Small Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Sustainable Core Bond Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2023.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See a Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2023.
c)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent
103

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2023.
d)	Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2023, each of Diversified Emerging Markets Fund, Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund had used Foreign Currency Contracts.
b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2023, each of Diversified Emerging Markets Fund, Emerging Markets Multi-Sector Bond Fund, International Multi-Cap Value Fund, Sustainable Core Bond Fund and Sustainable International Core Fund had used Futures Contracts.
104

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

c)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status
105

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2023, the Emerging Markets Multi-Sector Bond Fund had used Credit Default Swaps.
d)	Additional Derivative Instrument Information:
Diversified Emerging Markets Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 327,953	$ —	$ 327,953
Net realized gain (loss) on foreign currency contracts	—	14,933	—	—	—	14,933
Total	$ —	$ 14,933	$ —	$ 327,953	$ —	$ 342,886
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	18
Foreign Currency Contracts Sold at Contract Amount	$ 56,907
Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$ —	$ 111,481	$ —	$ —	$ —	$ 111,481
Total	$ —	$ 111,481	$ —	$ —	$ —	$ 111,481
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 152,196	$ —	$ —	$ —	$ 152,196
Total	$ —	$ 152,196	$ —	$ —	$ —	$ 152,196

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (8,214)	$ —	$ —	$ —	$ —	$ (8,214)
Net realized gain (loss) on swap contracts	—	—	(20,601)	—	—	(20,601)
Net realized gain (loss) on foreign currency contracts	—	162,427	—	—	—	162,427
Total	$ (8,214)	$ 162,427	$ (20,601)	$ —	$ —	$ 133,612
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$ —	$ (133,266)	$ —	$ —	$ —	$ (133,266)
Total	$ —	$ (133,266)	$ —	$ —	$ —	$ (133,266)
106

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)

For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(8)
Swap Contracts at Notional Amount	$ 630,000
Foreign Currency Contracts Purchased at Contract Amount	$ 5,470,807
Foreign Currency Contracts Sold at Contract Amount	$ 4,456,632
International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 659,360	$ —	$ 659,360
Unrealized appreciation on foreign currency contracts	—	548,313	—	—	—	548,313
Total	$ —	$ 548,313	$ —	$ 659,360	$ —	$ 1,207,673
Liabilities:
Unrealized depreciation on foreign currency contracts	$ —	$ 1,082,501	$ —	$ —	$ —	$ 1,082,501
Total	$ —	$ 1,082,501	$ —	$ —	$ —	$ 1,082,501

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ 1,289,983	$ —	$ 1,289,983
Net realized gain (loss) on foreign currency contracts	—	(12,818,115)	—	—	—	(12,818,115)
Total	$ —	$ (12,818,115)	$ —	$ 1,289,983	$ —	$ (11,528,132)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 659,360	$ —	$ 659,360
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	2,484,408	—	—	—	2,484,408
Total	$ —	$ 2,484,408	$ —	$ 659,360	$ —	$ 3,143,768
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	222
Foreign Currency Contracts Purchased at Contract Amount	$ 11,964,251
Foreign Currency Contracts Sold at Contract Amount	$ 60,746,717
107

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Sustainable Core Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 11,341	$ —	$ —	$ —	$ —	$ 11,341
Total	$ 11,341	$ —	$ —	$ —	$ —	$ 11,341
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 51,472	$ —	$ —	$ —	$ —	$ 51,472
Total	$ 51,472	$ —	$ —	$ —	$ —	$ 51,472

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (14,163)	$ —	$ —	$ —	$ —	$ (14,163)
Total	$ (14,163)	$ —	$ —	$ —	$ —	$ (14,163)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (40,131)	$ —	$ —	$ —	$ —	$ (40,131)
Total	$ (40,131)	$ —	$ —	$ —	$ —	$ (40,131)
For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	5
Futures Contracts Number of Short Contracts	(2)
Sustainable International Core Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (496)	$ —	$ (496)
Total	$ —	$ —	$ —	$ (496)	$ —	$ (496)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ (437)	$ —	$ (437)
Total	$ —	$ —	$ —	$ (437)	$ —	$ (437)
108

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Sustainable International Core Fund – (continued)

For the period ended April 30, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
e)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2023:

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 111,481	$ (152,196)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	111,481	(152,196)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 111,481	$ (152,196)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
Bank of America Securities LLC	$ 5,597	$ (1,126)	$ —	$ —	$ 4,471
Citibank NA	3,524	(3,524)	—	—	—
JP Morgan Chase & Co.	781	(781)	—	—	—
Morgan Stanley	40,428	(40,428)	—	—	—
State Street Global Markets LLC	27,074	(14,875)	—	—	12,199
UBS AG	34,077	(34,077)	—	—	—
Total	$ 111,481	$ (94,811)	$ —	$ —	$ 16,670

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Bank of America Securities LLC	$ (1,126)	$ 1,126	$ —	$ —	$ —
Citibank NA	(7,046)	3,524	—	—	(3,522)
JP Morgan Chase & Co.	(24,991)	781	—	—	(24,210)
Morgan Stanley	(41,088)	40,428	—	—	(660)
State Street Global Markets LLC	(14,875)	14,875	—	—	—
UBS AG	(63,070)	34,077	—	—	(28,993)
Total	$ (152,196)	$ 94,811	$ —	$ —	$ (57,385)

109

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 548,313	$ (1,082,501)
Futures contracts	659,360	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,207,673	(1,082,501)
Derivatives not subject to a MNA	(659,360)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 548,313	$ (1,082,501)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Assets
JP Morgan Chase & Co.	$ 548,313	$ (10,156)	$ —	$ —	$ 538,157
Total	$ 548,313	$ (10,156)	$ —	$ —	$ 538,157

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Citibank NA	$ (665,552)	$ —	$ —	$ —	$ (665,552)
JP Morgan Chase & Co.	(10,156)	10,156	—	—	—
Morgan Stanley	(133,248)	—	—	—	(133,248)
UBS AG	(273,545)	—	—	—	(273,545)
Total	$ (1,082,501)	$ 10,156	$ —	$ —	$ (1,072,345)

Sustainable Core Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 11,341	$ (51,472)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	11,341	(51,472)
Derivatives not subject to a MNA	(11,341)	51,472
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of certain investments, including exacerbating other pre-existing political, social and economic risks.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
110

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
As a result of the China A Fund’s focus in China A shares, the China A Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, "Stock Connect"). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the China A Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the China A Fund. The China A Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China ("PRC"), including local securities regulations and listing rules. As a result of different legal standards, the China A Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the China A Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the China A Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the China A Fund’s ability to effectively pursue its investment strategy. Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. Therefore, an investment in China A shares through Stock Connect may subject the China A Fund to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The risks related to investments in China A shares through Stock Connect are heightened to the extent that the China A Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange ("STAR market") and/or the ChiNext market of the Shenzhen stock exchange ("ChiNext market"). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or
111

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
The use of certain London Interbank Offered Rates (collectively, "LIBOR") was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. In some instances, regulators may restrict new use of LIBOR prior to the actual cessation date. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar LIBOR). As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
China A Fund	$ 4,875,676	$ 2,140,201
Diversified Emerging Markets Fund	867,319	160,654
Emerging Markets Equity Fund	579,853,713	93,662,530
Emerging Markets Multi-Sector Bond Fund*	12,594,568	5,143,147
International Contrarian Value Fund	1,708	—
International Multi-Cap Value Fund	160,939,798	117,478,706
International Stock Fund	194,213,283	76,372,332
Sustainable Core Bond Fund*	8,338,994	3,716,407
Sustainable International Core Fund	7,933	—
Tax-Aware Bond Fund	6,219,720	6,210,115

*	Future utilization of losses are subject to limitation under current tax laws.
The US MidCap Opportunities Fund and US Small Cap Opportunities Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2022.
The US Small Cap Opportunities Fund deferred $211,596 in late year ordinary losses.
112

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
China A Fund	$ 40,351,875	$ 1,511,717	$ (4,121,107)	$ (2,609,390)
Diversified Emerging Markets Fund	57,142,756	4,591,302	(2,134,666)	2,456,636
Emerging Markets Equity Fund	4,734,974,081	987,360,506	(350,677,939)	636,682,567
Emerging Markets Multi-Sector Bond Fund	26,942,694	686,586	(1,969,504)	(1,282,918)
International Contrarian Value Fund	1,037,490	130,531	(19,488)	111,043
International Multi-Cap Value Fund	2,251,739,391	287,026,424	(84,000,928)	203,025,496
International Stock Fund	4,310,775,957	485,987,616	(94,216,652)	391,770,964
Sustainable Core Bond Fund	214,893,850	860,625	(6,885,881)	(6,025,256)
Sustainable International Core Fund	1,052,704	100,044	(43,234)	56,810
Tax-Aware Bond Fund	758,039,540	7,811,403	(15,928,127)	(8,116,724)
US MidCap Opportunities Fund	621,785,949	203,973,288	(15,445,486)	188,527,802
US Small Cap Opportunities Fund	248,910,750	56,426,476	(22,211,039)	34,215,437
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets for each Fund, and, with respect to each of China A Fund, Diversified Emerging Markets Fund, Emerging Markets Equity Fund, Emerging Markets Multi-Sector Bond Fund, International Contrarian Value Fund, International Multi-Cap Value Fund, International Stock Fund, Sustainable International Core Fund, and Tax-Aware Bond Fund, SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for each of these Funds. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to SIMNA out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
b)	The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion
Diversified Emerging Markets Fund	0.8400% on first $1 billion and;
0.7800% over $1 billion
Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion
Emerging Markets Multi-Sector Bond Fund	0.7000% on first $1 billion and;
0.6500% on next $4 billion and;
0.6400% on next $5 billion and;
0.6350% over $10 billion
International Contrarian Value Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
113

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Fund	Management Fee Rates
Sustainable Core Bond Fund	0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Sustainable International Core Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion
c)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
d)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2023, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 29, 2024 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	1.45%	2.25%	1.15%	N/A	N/A	N/A	1.11%	0.99%	0.99%
Diversified Emerging Markets Fund	1.34%	2.14%	1.04%	N/A	N/A	N/A	0.99%	0.89%	0.89%
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.85%	0.75%	0.75%
International Contrarian Value Fund	N/A	N/A	0.85%	N/A	N/A	N/A	N/A	N/A	0.70%
Sustainable Core Bond Fund	N/A	N/A	0.51%	1.06%	0.76%	0.46%	0.40%	0.36%	0.32%
Sustainable International Core Fund	N/A	N/A	0.85%	N/A	N/A	N/A	N/A	N/A	0.70%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	0.56%	0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.05%	0.95%	0.95%
114

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

e)	Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2023, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
China A Fund	$ 10,294	$ 36
Diversified Emerging Markets Fund	434	—
Emerging Markets Equity Fund	3,307	1,972
Emerging Markets Multi-Sector Bond Fund	15	2
International Multi-Cap Value Fund	55,249	144
International Stock Fund	191,839	4,879
Tax-Aware Bond Fund	94,702	4,062
US MidCap Opportunities Fund	96,638	1,685
US Small Cap Opportunities Fund	21,059	812
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2023, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in "Other expenses" on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
China A Fund	$ 23
Diversified Emerging Markets Fund	31
Emerging Markets Equity Fund	3,000
Emerging Markets Multi-Sector Bond Fund	17
International Contrarian Value Fund	1
International Multi-Cap Value Fund	1,371
International Stock Fund	2,422
Sustainable Core Bond Fund	98
Sustainable International Core Fund	1
Tax-Aware Bond Fund	327
US MidCap Opportunities Fund	449
US Small Cap Opportunities Fund	173
g)	Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C", formerly known as DST Asset Manager Solutions, Inc.) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses
115

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class Y	0.11%
Class F	0.004%
Class SDR	0.004%
Effective December 1, 2022, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A shares of the Emerging Markets Equity Fund as follows: 0.14%. This contractual arrangement will remain in effect until February 29, 2024, unless the Board of Directors approves its earlier termination.
From November 1, 2022 through February 28, 2023, HASCO contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y shares of the International Multi-Cap Value Fund to 0.09%.
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2023, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	0.13%	0.15%	0.14%	N/A	N/A	N/A	0.09%	0.00% *	0.00% *
Diversified Emerging Markets Fund	0.14%	0.17%	0.06%	N/A	N/A	N/A	0.10%	0.00% *	0.00% *
Emerging Markets Equity Fund	0.16%	0.11%	0.19%	0.19%	0.13%	0.11%	0.11%	0.00% *	0.00% *
Emerging Markets Multi-Sector Bond Fund	0.20%	0.16%	0.12%	0.21%	0.15%	0.11%	0.06%	0.00%	0.00% *
International Contrarian Value Fund	N/A	N/A	0.09%	N/A	N/A	N/A	N/A	N/A	0.00% *
International Multi-Cap Value Fund	0.12%	0.11%	0.11%	0.20%	0.16%	0.10%	0.10%	0.00% *	0.00% *
International Stock Fund	0.10%	0.10%	0.09%	0.16%	0.15%	0.09%	0.11%	0.00% *	0.00% *
Sustainable Core Bond Fund	N/A	N/A	0.16%	0.21%	0.17%	0.12%	0.07%	0.00% *	0.00% *
Sustainable International Core Fund	N/A	N/A	0.09%	N/A	N/A	N/A	N/A	N/A	0.00% *
Tax-Aware Bond Fund	0.05%	0.10%	0.07%	N/A	N/A	N/A	0.11%	0.00% *	0.00% *
US MidCap Opportunities Fund	0.11%	0.11%	0.09%	0.21%	0.16%	0.07%	0.11%	0.00% *	0.00% *
US Small Cap Opportunities Fund	0.14%	0.15%	0.10%	0.21%	0.16%	0.11%	0.11%	0.00% *	0.00% *

*	Amount rounds to 0.00%.
8.	Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The China A Fund does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short
116

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Diversified Emerging Markets Fund	$ 12,012	$ —	$ 14,044
Emerging Markets Equity Fund	12,162,931	12,470,400	—
Emerging Markets Multi-Sector Bond Fund	659,379	683,110	—
International Contrarian Value Fund	19,410	20,627	—
International Multi-Cap Value Fund	25,911,208	19,493,576	7,582,282
International Stock Fund	—	—	—
Sustainable Core Bond Fund	—	—	—
Sustainable International Core Fund	—	—	—
Tax-Aware Bond Fund	—	—	—
US MidCap Opportunities Fund	—	—	—
US Small Cap Opportunities Fund	1,775,127	1,790,285	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Affiliate Holdings:
As of April 30, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	8%	87%	2%	N/A	N/A	N/A	50%	11%	—
Diversified Emerging Markets Fund	32%	60%	4%	N/A	N/A	N/A	70%	100%	—
Emerging Markets Equity Fund	—	—	—	13%	—	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	32%	100%	100%	0%*	100%	—
International Contrarian Value Fund	N/A	N/A	100%	N/A	N/A	N/A	N/A	N/A	—
Sustainable Core Bond Fund	N/A	N/A	2%	100%	100%	100%	—	0%*	—
Sustainable International Core Fund	N/A	N/A	92%	N/A	N/A	N/A	N/A	N/A	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	4%	—	—

*	Percentage rounds to zero.

117

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
China A Fund	0% *	0%*	0%*	N/A	N/A	N/A	0%*	8%	—
Diversified Emerging Markets Fund	0% *	0%*	0%*	N/A	N/A	N/A	0%*	26%	—
Emerging Markets Equity Fund	—	—	—	0%*	—	—	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0% *	0% *	0%*	0% *	—
International Contrarian Value Fund	N/A	N/A	50%	N/A	N/A	N/A	N/A	N/A	—
Sustainable Core Bond Fund	N/A	N/A	0%*	0%*	0% *	0% *	—	0% *	—
Sustainable International Core Fund	N/A	N/A	48%	N/A	N/A	N/A	N/A	N/A	—
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	0%*	—	—

*	Percentage rounds to zero.
As of April 30, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Emerging Markets Equity Fund	1%
International Multi-Cap Value Fund	3%
Sustainable Core Bond Fund	49%

*	As of April 30, 2023, affiliated funds of funds and the 529 plan were invested in Class F shares.
10.	Beneficial Fund Ownership:
As of April 30, 2023, to the knowledge of a Fund, the shareholders listed below beneficially held more than 25% of the shares outstanding of a Fund.

Fund	Shareholder	Percentage of Ownership
Diversified Emerging Markets Fund	Schroder US Holdings, Inc	26%
	Hartford Funds Management Company, LLC	26%
International Contrarian Value Fund	Schroder US Holdings, Inc	45%
	Hartford Funds Management Company, LLC	45%
Sustainable International Core Fund	Schroder US Holdings, Inc	48%
	Hartford Funds Management Company, LLC	48%
11.	Investment Transactions:
For the six-month period ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
China A Fund	$ 13,979,417	$ 36,672,333	$ —	$ —	$ 13,979,417	$ 36,672,333
Diversified Emerging Markets Fund	75,579,847	27,752,389	—	—	75,579,847	27,752,389
Emerging Markets Equity Fund	1,233,968,684	1,372,259,457	—	—	1,233,968,684	1,372,259,457
Emerging Markets Multi-Sector Bond Fund	18,795,206	22,126,485	—	—	18,795,206	22,126,485
International Contrarian Value Fund	150,982	195,372	—	—	150,982	195,372
International Multi-Cap Value Fund	1,290,925,905	1,324,043,036	—	—	1,290,925,905	1,324,043,036
International Stock Fund	955,366,651	653,615,381	—	—	955,366,651	653,615,381
Sustainable Core Bond Fund	37,341,060	30,650,573	113,578,549	61,776,161	150,919,609	92,426,734
Sustainable International Core Fund	170,443	180,759	—	—	170,443	180,759
Tax-Aware Bond Fund	343,845,745	131,369,341	132,889,466	148,163,987	476,735,211	279,533,328
US MidCap Opportunities Fund	162,186,798	108,812,488	—	—	162,186,798	108,812,488
US Small Cap Opportunities Fund	44,018,857	65,456,600	—	—	44,018,857	65,456,600
118

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

12.	Capital Share Transactions:
The following information is for the six-month period ended April 30, 2023 and the year ended October 31, 2022:

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
China A Fund
Class A
Shares Sold	151,569	$ 1,888,013	9,385	$ 133,010
Shares Issued for Reinvested Dividends	91	1,055	496	8,251
Shares Redeemed	(58,773)	(737,153)	(17,911)	(262,246)
Net Increase (Decrease)	92,887	1,151,915	(8,030)	(120,985)
Class C
Shares Issued for Reinvested Dividends	—	$ —	165	$ 2,701
Shares Redeemed	(92)	(1,122)	(148)	(2,008)
Net Increase (Decrease)	(92)	(1,122)	17	693
Class I
Shares Sold	97,739	$ 1,228,644	708,416	$ 10,078,307
Shares Issued for Reinvested Dividends	4,482	52,030	6,198	103,128
Shares Redeemed	(334,696)	(4,117,828)	(348,354)	(4,598,210)
Net Increase (Decrease)	(232,475)	(2,837,154)	366,260	5,583,225
Class Y
Shares Sold	11,215	$ 141,859	80,580	$ 976,699
Shares Issued for Reinvested Dividends	88	1,018	2,394	39,890
Shares Redeemed	(119,197)	(1,275,392)	(141,378)	(1,504,424)
Net Increase (Decrease)	(107,894)	(1,132,515)	(58,404)	(487,835)
Class F
Shares Sold	841	$ 10,000	1,375,804	$ 18,285,291
Shares Issued for Reinvested Dividends	16,234	188,805	53,977	899,258
Shares Redeemed	(2,109,504)	(24,095,026)	(1,237,089)	(15,979,294)
Net Increase (Decrease)	(2,092,429)	(23,896,221)	192,692	3,205,255
Class SDR
Shares Sold	—	$ —	—	$ —
Shares Issued for Reinvested Dividends	—	—	—	—
Shares Redeemed	—	—	—	—
Net Increase (Decrease)	—	—	—	—
Total Net Increase (Decrease)	(2,340,003)	$ (26,715,097)	492,535	$ 8,180,353
Diversified Emerging Markets Fund
Class A(1)
Shares Sold	1,782	$ 14,719	1,521	$ 13,187
Shares Issued for Reinvested Dividends	5	35	—	—
Net Increase (Decrease)	1,787	14,754	1,521	13,187
Class C(1)
Shares Sold	719	$ 5,890	1,061	$ 10,000
Net Increase (Decrease)	719	5,890	1,061	10,000
Class I(1)
Shares Sold	28,390	$ 220,602	1,061	$ 10,000
Shares Issued for Reinvested Dividends	93	699	—	—
Shares Redeemed	(80)	(600)	—	—
Net Increase (Decrease)	28,403	220,701	1,061	10,000
Class Y(1)
Shares Sold	116	$ 907	1,422	$ 12,850
Shares Issued for Reinvested Dividends	10	72	—	—
Shares Redeemed	(18)	(151)	—	—
Net Increase (Decrease)	108	828	1,422	12,850
Class F(1)
Shares Sold	2,148,998	$ 15,000,000	1,061	$ 10,000
Shares Issued for Reinvested Dividends	16,425	122,695	—	—
Shares Redeemed	(196,585)	(1,554,986)	—	—
Net Increase (Decrease)	1,968,838	13,567,709	1,061	10,000
119

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class SDR
Shares Sold	5,957,005	$ 44,847,971	282	$ 2,629
Shares Issued for Reinvested Dividends	10,754	80,333	2,576	25,504
Shares Redeemed	(1,290,869)	(10,163,543)	(5,308)	(50,000)
Net Increase (Decrease)	4,676,890	34,764,761	(2,450)	(21,867)
Total Net Increase (Decrease)	6,676,745	$ 48,574,643	3,676	$ 34,170
Emerging Markets Equity Fund
Class A
Shares Sold	2,120,618	$ 32,105,613	3,144,857	$ 52,286,198
Shares Issued for Reinvested Dividends	45,993	671,951	5,507	104,621
Shares Redeemed	(1,661,029)	(25,230,318)	(2,734,451)	(45,124,654)
Net Increase (Decrease)	505,582	7,547,246	415,913	7,266,165
Class C
Shares Sold	16,323	$ 248,037	30,797	$ 541,901
Shares Issued for Reinvested Dividends	1,544	22,296	1,281	23,946
Shares Redeemed	(37,276)	(558,370)	(164,970)	(2,418,551)
Net Increase (Decrease)	(19,409)	(288,037)	(132,892)	(1,852,704)
Class I
Shares Sold	20,667,406	$ 314,303,088	55,222,381	$ 926,254,984
Shares Issued for Reinvested Dividends	1,037,489	15,074,713	707,597	13,366,510
Shares Redeemed	(28,281,873)	(431,432,914)	(43,293,639)	(714,803,335)
Net Increase (Decrease)	(6,576,978)	(102,055,113)	12,636,339	224,818,159
Class R3
Shares Sold	596	$ 9,000	1,094	$ 17,136
Shares Issued for Reinvested Dividends	86	1,251	37	703
Shares Redeemed	(50)	(779)	(371)	(6,794)
Net Increase (Decrease)	632	9,472	760	11,045
Class R4
Shares Sold	18,382	$ 279,209	150,667	$ 2,373,387
Shares Issued for Reinvested Dividends	6,196	90,397	2,734	51,898
Shares Redeemed	(23,186)	(349,040)	(46,313)	(750,969)
Net Increase (Decrease)	1,392	20,566	107,088	1,674,316
Class R5
Shares Sold	2,711	$ 41,149	3,363	$ 56,321
Shares Issued for Reinvested Dividends	447	6,489	268	5,061
Shares Redeemed	(578)	(8,637)	(1,778)	(30,591)
Net Increase (Decrease)	2,580	39,001	1,853	30,791
Class Y
Shares Sold	824,461	$ 12,699,551	125,556,366	$ 2,138,110,148
Shares Issued for Reinvested Dividends	91,131	1,335,062	691,784	13,102,388
Shares Redeemed	(1,330,544)	(20,164,419)	(162,990,961)	(2,617,613,159)
Net Increase (Decrease)	(414,952)	(6,129,806)	(36,742,811)	(466,400,623)
Class F
Shares Sold	7,572,893	$ 115,736,927	13,532,858	$ 231,401,984
Shares Issued for Reinvested Dividends	161,777	2,349,009	119,590	2,259,074
Shares Redeemed	(6,764,350)	(100,526,692)	(15,652,329)	(258,973,847)
Net Increase (Decrease)	970,320	17,559,244	(1,999,881)	(25,312,789)
Class SDR
Shares Sold	25,369,725	$ 381,239,584	115,820,251	$ 1,735,331,057
Shares Issued for Reinvested Dividends	3,241,746	47,167,404	1,576,441	29,826,253
Shares Redeemed	(33,458,300)	(496,559,000)	(60,935,901)	(900,664,496)
Net Increase (Decrease)	(4,846,829)	(68,152,012)	56,460,791	864,492,814
Total Net Increase (Decrease)	(10,377,662)	$ (151,449,439)	30,747,160	$ 604,727,174
120

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	39,854	$ 269,652	31,961	$ 214,718
Shares Issued for Reinvested Dividends	4,208	27,985	8,966	62,204
Shares Redeemed	(54,681)	(368,993)	(66,954)	(488,297)
Net Increase (Decrease)	(10,619)	(71,356)	(26,027)	(211,375)
Class C
Shares Sold	11,380	$ 74,994	—	$ —
Shares Issued for Reinvested Dividends	458	3,042	571	3,971
Shares Redeemed	(3,012)	(19,545)	(6,414)	(47,154)
Net Increase (Decrease)	8,826	58,491	(5,843)	(43,183)
Class I
Shares Sold	108,544	$ 722,634	665,444	$ 4,910,224
Shares Issued for Reinvested Dividends	31,774	210,979	94,355	665,223
Shares Redeemed	(802,101)	(5,418,951)	(1,860,008)	(13,232,268)
Net Increase (Decrease)	(661,783)	(4,485,338)	(1,100,209)	(7,656,821)
Class R3
Shares Sold	71	$ 478	464	$ 3,490
Shares Issued for Reinvested Dividends	116	771	216	1,484
Shares Redeemed	(4)	(24)	(6)	(40)
Net Increase (Decrease)	183	1,225	674	4,934
Class R4
Shares Issued for Reinvested Dividends	40	$ 264	77	$ 532
Net Increase (Decrease)	40	264	77	532
Class R5
Shares Issued for Reinvested Dividends	42	$ 281	83	$ 566
Net Increase (Decrease)	42	281	83	566
Class Y
Shares Sold	3,353	$ 22,957	32,193	$ 263,589
Shares Issued for Reinvested Dividends	12,024	79,836	23,257	160,354
Shares Redeemed	(332)	(2,222)	(3,346)	(23,759)
Net Increase (Decrease)	15,045	100,571	52,104	400,184
Class F
Shares Issued for Reinvested Dividends	53	$ 328	102	$ 658
Net Increase (Decrease)	53	328	102	658
Class SDR
Shares Sold	86,764	$ 590,365	53,653	$ 399,363
Shares Issued for Reinvested Dividends	78,020	518,053	153,241	1,056,748
Shares Redeemed	(169,117)	(1,141,393)	(57,452)	(436,331)
Net Increase (Decrease)	(4,333)	(32,975)	149,442	1,019,780
Total Net Increase (Decrease)	(652,546)	$ (4,428,509)	(929,597)	$ (6,484,725)
International Contrarian Value Fund(2)
Class I
Shares Sold	460	$ 5,000	50,001	$ 500,010
Shares Issued for Reinvested Dividends	1,035	9,948	—	—
Shares Redeemed	(460)	(4,903)	(1)	(11)
Net Increase (Decrease)	1,035	10,045	50,000	499,999
Class SDR
Shares Sold	—	$ —	50,001	$ 500,010
Shares Issued for Reinvested Dividends	1,046	10,052	—	—
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	1,046	10,052	50,000	500,000
Total Net Increase (Decrease)	2,081	$ 20,097	100,000	$ 999,999
121

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
International Multi-Cap Value Fund
Class A
Shares Sold	1,551,014	$ 14,030,929	3,969,095	$ 38,712,258
Shares Issued for Reinvested Dividends	262,346	2,295,184	334,971	3,126,679
Shares Redeemed	(1,434,860)	(12,926,093)	(2,136,771)	(19,814,377)
Net Increase (Decrease)	378,500	3,400,020	2,167,295	22,024,560
Class C
Shares Sold	13,560	$ 120,804	260,513	$ 2,681,470
Shares Issued for Reinvested Dividends	21,810	189,053	31,059	292,479
Shares Redeemed	(152,866)	(1,369,017)	(508,156)	(4,774,650)
Net Increase (Decrease)	(117,496)	(1,059,160)	(216,584)	(1,800,701)
Class I
Shares Sold	10,747,052	$ 97,505,728	37,132,233	$ 357,740,863
Shares Issued for Reinvested Dividends	1,587,578	13,881,878	2,341,766	21,826,880
Shares Redeemed	(15,000,669)	(134,315,180)	(31,864,455)	(293,182,448)
Net Increase (Decrease)	(2,666,039)	(22,927,574)	7,609,544	86,385,295
Class R3
Shares Sold	238,873	$ 2,169,130	543,984	$ 5,061,125
Shares Issued for Reinvested Dividends	35,040	305,645	44,436	416,427
Shares Redeemed	(213,539)	(1,918,707)	(598,538)	(5,581,378)
Net Increase (Decrease)	60,374	556,068	(10,118)	(103,826)
Class R4
Shares Sold	43,469	$ 395,061	101,651	$ 961,522
Shares Issued for Reinvested Dividends	12,478	108,910	16,751	156,516
Shares Redeemed	(35,610)	(317,994)	(125,006)	(1,172,011)
Net Increase (Decrease)	20,337	185,977	(6,604)	(53,973)
Class R5
Shares Sold	219,891	$ 1,982,564	483,544	$ 4,467,895
Shares Issued for Reinvested Dividends	40,994	358,183	53,588	503,439
Shares Redeemed	(125,389)	(1,114,517)	(632,737)	(6,351,772)
Net Increase (Decrease)	135,496	1,226,230	(95,605)	(1,380,438)
Class Y
Shares Sold	5,895,763	$ 52,904,134	11,500,546	$ 111,963,654
Shares Issued for Reinvested Dividends	778,298	6,808,150	1,057,829	9,843,991
Shares Redeemed	(2,876,274)	(25,856,602)	(9,501,430)	(83,923,920)
Net Increase (Decrease)	3,797,787	33,855,682	3,056,945	37,883,725
Class F
Shares Sold	8,245,368	$ 74,901,438	18,214,855	$ 172,764,909
Shares Issued for Reinvested Dividends	1,050,669	9,201,722	1,491,960	13,923,670
Shares Redeemed	(7,865,977)	(70,859,852)	(17,024,072)	(160,777,808)
Net Increase (Decrease)	1,430,060	13,243,308	2,682,743	25,910,771
Class SDR
Shares Sold	11,428,282	$ 103,993,882	24,161,009	$ 232,052,285
Shares Issued for Reinvested Dividends	1,762,786	15,407,232	2,709,276	25,367,032
Shares Redeemed	(13,106,675)	(117,465,143)	(31,439,433)	(298,002,137)
Net Increase (Decrease)	84,393	1,935,971	(4,569,148)	(40,582,820)
Total Net Increase (Decrease)	3,123,412	$ 30,416,522	10,618,468	$ 128,282,593
International Stock Fund
Class A
Shares Sold	2,628,414	$ 41,416,762	5,420,422	$ 88,898,122
Shares Issued for Reinvested Dividends	157,581	2,333,780	241,771	4,491,371
Shares Redeemed	(1,962,584)	(30,570,171)	(5,178,862)	(80,095,955)
Net Increase (Decrease)	823,411	13,180,371	483,331	13,293,538
Class C
Shares Sold	137,646	$ 2,090,463	323,136	$ 5,254,695
Shares Issued for Reinvested Dividends	3,011	42,299	10,583	184,799
Shares Redeemed	(108,227)	(1,602,175)	(300,987)	(4,340,336)
Net Increase (Decrease)	32,430	530,587	32,732	1,099,158
122

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares Sold	49,106,236	$ 751,996,686	108,872,670	$ 1,695,721,112
Shares Issued for Reinvested Dividends	1,749,443	25,017,040	1,930,718	34,706,711
Shares Redeemed	(37,157,018)	(556,082,653)	(74,625,554)	(1,118,379,282)
Net Increase (Decrease)	13,698,661	220,931,073	36,177,834	612,048,541
Class R3
Shares Sold	42,021	$ 628,571	117,126	$ 1,739,146
Shares Issued for Reinvested Dividends	1,257	17,897	900	16,059
Shares Redeemed	(15,163)	(232,493)	(31,319)	(467,955)
Net Increase (Decrease)	28,115	413,975	86,707	1,287,250
Class R4
Shares Sold	59,221	$ 912,633	114,159	$ 1,866,632
Shares Issued for Reinvested Dividends	2,942	42,019	4,048	72,581
Shares Redeemed	(23,631)	(356,834)	(52,286)	(746,656)
Net Increase (Decrease)	38,532	597,818	65,921	1,192,557
Class R5
Shares Sold	266,485	$ 4,006,781	782,962	$ 12,441,571
Shares Issued for Reinvested Dividends	24,956	357,121	27,948	502,674
Shares Redeemed	(202,979)	(3,050,639)	(344,424)	(5,236,938)
Net Increase (Decrease)	88,462	1,313,263	466,486	7,707,307
Class Y
Shares Sold	881,319	$ 13,008,409	2,189,922	$ 36,339,650
Shares Issued for Reinvested Dividends	133,119	1,908,926	266,396	4,802,050
Shares Redeemed	(1,874,881)	(28,364,833)	(5,513,544)	(82,168,396)
Net Increase (Decrease)	(860,443)	(13,447,498)	(3,057,226)	(41,026,696)
Class F
Shares Sold	14,905,042	$ 229,527,009	29,140,024	$ 455,053,231
Shares Issued for Reinvested Dividends	789,734	11,301,093	743,026	13,374,470
Shares Redeemed	(6,781,945)	(103,031,684)	(11,078,766)	(167,216,529)
Net Increase (Decrease)	8,912,831	137,796,418	18,804,284	301,211,172
Class SDR
Shares Sold	5,757,689	$ 87,815,419	23,013,973	$ 361,009,997
Shares Issued for Reinvested Dividends	589,746	8,433,364	501,264	9,014,558
Shares Redeemed	(3,808,395)	(58,112,375)	(5,872,106)	(86,975,258)
Net Increase (Decrease)	2,539,040	38,136,408	17,643,131	283,049,297
Total Net Increase (Decrease)	25,301,039	$ 399,452,415	70,703,200	$ 1,179,862,124
Sustainable Core Bond Fund
Class I(3)
Shares Sold	75,071	$ 657,805	89,834	$ 861,905
Shares Issued for Reinvested Dividends	1,082	9,381	1,648	14,783
Shares Redeemed	(35,579)	(309,078)	(23,949)	(208,242)
Net Increase (Decrease)	40,574	358,108	67,533	668,446
Class R3(3)
Shares Sold	—	$ —	957	$ 10,000
Shares Issued for Reinvested Dividends	15	131	33	317
Net Increase (Decrease)	15	131	990	10,317
Class R4(3)
Shares Sold	—	$ —	957	$ 10,000
Shares Issued for Reinvested Dividends	17	146	36	347
Net Increase (Decrease)	17	146	993	10,347
Class R5(3)
Shares Sold	—	$ —	957	$ 10,000
Shares Issued for Reinvested Dividends	19	161	39	376
Net Increase (Decrease)	19	161	996	10,376
123

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	48,138	$ 418,495	50,373	$ 480,247
Shares Issued for Reinvested Dividends	8,993	77,803	20,209	194,707
Shares Redeemed	(213,819)	(1,873,616)	(163,701)	(1,594,345)
Net Increase (Decrease)	(156,688)	(1,377,318)	(93,119)	(919,391)
Class F(3)
Shares Sold	3,287,849	$ 29,142,946	10,129,806	$ 97,005,756
Shares Issued for Reinvested Dividends	182,712	1,581,713	192,860	1,727,648
Shares Redeemed	(707,820)	(6,199,858)	(1,195,789)	(10,887,963)
Net Increase (Decrease)	2,762,741	24,524,801	9,126,877	87,845,441
Class SDR
Shares Sold	4,077,960	$ 35,491,982	1,527,277	$ 14,869,001
Shares Issued for Reinvested Dividends	165,445	1,430,593	266,756	2,550,840
Shares Redeemed	(193,576)	(1,685,352)	(1,581,745)	(14,610,001)
Net Increase (Decrease)	4,049,829	35,237,223	212,288	2,809,840
Total Net Increase (Decrease)	6,696,507	$ 58,743,252	9,316,558	$ 90,435,376
Sustainable International Core Fund(2)
Class I
Shares Sold	4,446	$ 46,685	50,001	$ 500,010
Shares Issued for Reinvested Dividends	620	5,948	—	—
Shares Redeemed	—	—	(1)	(11)
Net Increase (Decrease)	5,066	52,633	50,000	499,999
Class SDR
Shares Sold	—	$ —	50,001	$ 500,010
Shares Issued for Reinvested Dividends	631	6,052	—	—
Shares Redeemed	—	—	(1)	(10)
Net Increase (Decrease)	631	6,052	50,000	500,000
Total Net Increase (Decrease)	5,697	$ 58,685	100,000	$ 999,999
Tax-Aware Bond Fund
Class A
Shares Sold	2,972,379	$ 30,018,985	1,373,862	$ 14,067,798
Shares Issued for Reinvested Dividends	66,092	668,138	147,221	1,578,008
Shares Redeemed	(938,428)	(9,437,348)	(3,180,461)	(32,954,090)
Net Increase (Decrease)	2,100,043	21,249,775	(1,659,378)	(17,308,284)
Class C
Shares Sold	175,729	$ 1,772,366	61,878	$ 627,838
Shares Issued for Reinvested Dividends	4,180	42,343	11,688	126,622
Shares Redeemed	(130,791)	(1,317,299)	(307,058)	(3,255,017)
Net Increase (Decrease)	49,118	497,410	(233,492)	(2,500,557)
Class I
Shares Sold	35,555,804	$ 360,383,358	18,011,789	$ 184,657,435
Shares Issued for Reinvested Dividends	514,778	5,209,689	632,849	6,689,376
Shares Redeemed	(14,329,393)	(143,913,825)	(17,152,818)	(177,770,396)
Net Increase (Decrease)	21,741,189	221,679,222	1,491,820	13,576,415
Class Y
Shares Sold	—	$ —	6,178	$ 68,000
Shares Issued for Reinvested Dividends	376	3,807	834	8,866
Shares Redeemed	—	—	(6,307)	(68,214)
Net Increase (Decrease)	376	3,807	705	8,652
Class F
Shares Sold	7,408,231	$ 75,149,036	3,811,234	$ 38,477,443
Shares Issued for Reinvested Dividends	110,769	1,121,851	107,260	1,140,108
Shares Redeemed	(1,516,658)	(15,207,686)	(2,479,185)	(25,756,107)
Net Increase (Decrease)	6,002,342	61,063,201	1,439,309	13,861,444
124

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
Class SDR
Shares Sold	233,683	$ 2,348,432	721,477	$ 7,300,392
Shares Issued for Reinvested Dividends	26,183	264,291	95,950	1,035,417
Shares Redeemed	(1,030,136)	(10,407,250)	(1,079,179)	(10,852,434)
Net Increase (Decrease)	(770,270)	(7,794,527)	(261,752)	(2,516,625)
Total Net Increase (Decrease)	29,122,798	$ 296,698,888	777,212	$ 5,121,045
US MidCap Opportunities Fund
Class A
Shares Sold	1,272,532	$ 20,370,529	1,868,261	$ 31,440,976
Shares Issued for Reinvested Dividends	215,556	3,438,070	829,476	15,005,217
Shares Redeemed	(820,564)	(13,261,096)	(1,109,382)	(18,771,474)
Net Increase (Decrease)	667,524	10,547,503	1,588,355	27,674,719
Class C
Shares Sold	101,010	$ 1,633,773	146,816	$ 2,488,130
Shares Issued for Reinvested Dividends	74,243	1,178,229	422,177	7,628,739
Shares Redeemed	(369,877)	(5,884,658)	(598,927)	(9,986,755)
Net Increase (Decrease)	(194,624)	(3,072,656)	(29,934)	130,114
Class I
Shares Sold	4,217,683	$ 71,691,606	6,635,474	$ 115,668,805
Shares Issued for Reinvested Dividends	724,006	12,135,225	3,062,689	58,169,249
Shares Redeemed	(3,317,019)	(56,446,319)	(7,197,466)	(127,788,647)
Net Increase (Decrease)	1,624,670	27,380,512	2,500,697	46,049,407
Class R3
Shares Sold	3,263	$ 53,945	9,451	$ 159,327
Shares Issued for Reinvested Dividends	3,143	51,364	15,594	288,955
Shares Redeemed	(5,978)	(98,134)	(15,441)	(277,630)
Net Increase (Decrease)	428	7,175	9,604	170,652
Class R4
Shares Sold	1,014	$ 17,047	11,536	$ 199,514
Shares Issued for Reinvested Dividends	1,003	16,704	6,187	116,572
Shares Redeemed	(360)	(5,997)	(23,745)	(398,332)
Net Increase (Decrease)	1,657	27,754	(6,022)	(82,246)
Class R5
Shares Sold	19,403	$ 334,348	20,644	$ 353,654
Shares Issued for Reinvested Dividends	600	10,041	5,372	101,815
Shares Redeemed	(175)	(2,907)	(48,245)	(901,065)
Net Increase (Decrease)	19,828	341,482	(22,229)	(445,596)
Class Y
Shares Sold	760,930	$ 13,012,746	186,550	$ 3,334,038
Shares Issued for Reinvested Dividends	112,593	1,885,791	566,051	10,739,169
Shares Redeemed	(505,128)	(8,551,328)	(983,891)	(18,205,045)
Net Increase (Decrease)	368,395	6,347,209	(231,290)	(4,131,838)
Class F
Shares Sold	1,105,731	$ 18,767,164	1,920,896	$ 33,615,395
Shares Issued for Reinvested Dividends	179,619	3,009,259	598,731	11,385,089
Shares Redeemed	(569,437)	(9,677,929)	(1,126,309)	(20,026,642)
Net Increase (Decrease)	715,913	12,098,494	1,393,318	24,973,842
Class SDR
Shares Sold	439,522	$ 7,505,285	475,120	$ 8,459,744
Shares Issued for Reinvested Dividends	68,499	1,150,260	262,522	5,002,444
Shares Redeemed	(259,380)	(4,445,052)	(1,065,374)	(21,824,744)
Net Increase (Decrease)	248,641	4,210,493	(327,732)	(8,362,556)
Total Net Increase (Decrease)	3,452,432	$ 57,887,966	4,874,767	$ 85,976,498
125

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

	For the Six-Month Period Ended April 30, 2023		For the Year Ended October 31, 2022
	Shares	Amount	Shares	Amount
US Small Cap Opportunities Fund
Class A
Shares Sold	101,748	$ 2,674,704	254,673	$ 7,066,418
Shares Issued for Reinvested Dividends	10,902	278,880	143,030	4,285,681
Shares Redeemed	(88,415)	(2,290,218)	(305,848)	(8,310,516)
Net Increase (Decrease)	24,235	663,366	91,855	3,041,583
Class C
Shares Sold	9,084	$ 240,526	15,116	$ 408,272
Shares Issued for Reinvested Dividends	2,118	54,149	30,546	921,789
Shares Redeemed	(36,025)	(937,694)	(52,878)	(1,468,740)
Net Increase (Decrease)	(24,823)	(643,019)	(7,216)	(138,679)
Class I
Shares Sold	389,428	$ 10,922,791	1,699,466	$ 49,801,108
Shares Issued for Reinvested Dividends	48,106	1,313,766	679,332	21,661,454
Shares Redeemed	(1,101,118)	(31,116,354)	(2,113,118)	(62,689,996)
Net Increase (Decrease)	(663,584)	(18,879,797)	265,680	8,772,566
Class R3
Shares Sold	2,594	$ 70,413	7,533	$ 237,672
Shares Issued for Reinvested Dividends	309	8,196	4,768	148,641
Shares Redeemed	(957)	(27,020)	(15,473)	(423,560)
Net Increase (Decrease)	1,946	51,589	(3,172)	(37,247)
Class R4
Shares Sold	1,161	$ 31,972	4,957	$ 145,923
Shares Issued for Reinvested Dividends	193	5,223	2,414	76,371
Shares Redeemed	(638)	(17,282)	(5,302)	(166,163)
Net Increase (Decrease)	716	19,913	2,069	56,131
Class R5
Shares Sold	1,612	$ 44,622	8,397	$ 245,069
Shares Issued for Reinvested Dividends	132	3,612	2,298	73,241
Shares Redeemed	(1,039)	(28,364)	(13,741)	(411,892)
Net Increase (Decrease)	705	19,870	(3,046)	(93,582)
Class Y
Shares Sold	143,526	$ 4,046,296	328,702	$ 9,589,112
Shares Issued for Reinvested Dividends	9,871	269,586	123,509	3,935,921
Shares Redeemed	(221,899)	(6,238,354)	(296,095)	(8,431,038)
Net Increase (Decrease)	(68,502)	(1,922,472)	156,116	5,093,995
Class F
Shares Sold	71,555	$ 2,018,773	150,435	$ 4,436,538
Shares Issued for Reinvested Dividends	4,621	126,573	57,640	1,840,382
Shares Redeemed	(76,330)	(2,147,974)	(131,965)	(3,908,901)
Net Increase (Decrease)	(154)	(2,628)	76,110	2,368,019
Class SDR
Shares Sold	57,329	$ 1,608,957	384,592	$ 11,046,266
Shares Issued for Reinvested Dividends	10,784	295,705	110,939	3,545,857
Shares Redeemed	(111,193)	(3,087,329)	(129,747)	(3,774,934)
Net Increase (Decrease)	(43,080)	(1,182,667)	365,784	10,817,189
Total Net Increase (Decrease)	(772,541)	$ (21,875,845)	944,180	$ 29,879,975

(1)	Classes A, C, I, Y and F of the Diversified Emerging Markets Fund commenced operations on February 28, 2022.
(2)	International Contrarian Value Fund and Sustainable International Core Fund commenced operations on May 24, 2022.
(3)	Classes I, R3, R4, R5 and F of the Sustainable Core Bond Fund commenced operations on November 12, 2021.
13.	Fund Reorganization:
Effective after the close of business on November 12, 2021, the Schroder Core Bond Fund (the “Predecessor Fund”) was reorganized into the Sustainable Core Bond Fund (the “Reorganization”). At a special meeting of shareholders of the Predecessor Fund held on October 28, 2021, and adjourned to November 3, 2021, shareholders of the Predecessor Fund approved an agreement and plan of reorganization pursuant to which the Predecessor Fund transferred all of its assets to the Sustainable Core Bond Fund, in exchange for shares of the designated classes
126

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

of the Sustainable Core Bond Fund and the assumption by the Sustainable Core Bond Fund of all of the liabilities of the Predecessor Fund. The Predecessor Fund was determined to be the accounting survivor. The consummation of the reorganization took place immediately after the close of business on November 12, 2021 in a tax-free exchange of shares as detailed below.

Net assets of Predecessor Fund as of the close of business on November 12, 2021	Net assets of the Sustainable Core Bond Fund immediately before Reorganization	Net assets of the Sustainable Core Bond Fund immediately after Reorganization	Predecessor Fund shares exchanged	Sustainable Core Bond Fund shares issued to the Predecessor Fund's Shareholders
$ 83,254,484	$ —	$ 83,254,484	7,963,263	7,963,263
Assuming the acquisition had been completed on November 1, 2021, the beginning of the annual reporting period of the Sustainable Core Bond Fund, the Sustainable Core Bond pro forma results of operations for the year ended October 31, 2022, are as follows:
Net investment income	$ 3,221,627
Net realized and unrealized gain (loss) on investments	(27,620,172)
Net increase (decrease) in net assets from operations	$ (24,398,545)
14.	Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated March 2, 2023. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2022 through March 2, 2023, each Fund, except International Contrarian Value Fund and Sustainable International Core Fund, (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under “Other expenses.” During and as of the six-month period ended April 30, 2023, none of the Funds had borrowings under these facilities.
15.	Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Recent Accounting Pronouncement:
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU"), ASU 2020-04, which provides guidance to account for certain contract modifications prospectively to ease the potential burden in accounting associated with transitioning away from LIBOR (as discussed above) and other reference rates that are expected to be discontinued. The ASU is effective upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, the FASB issued ASU 2022-06, which extends the sunset date established by ASU 2020-04 from December 31, 2022 to December 31, 2024 in order to capture the time period in which the aforementioned contract modifications may occur. Management is continuing to evaluate the potential effect a discontinuation of LIBOR could have on the Funds' investments and has determined that it is unlikely the ASU's adoption will have a material impact on the Funds' financial statements.
17.	Regulatory Update:
The SEC adopted rule and form amendments that will change the format and content of the Funds' annual and semi-annual reports. Certain information, including the financial statements, will not appear in the Funds' new tailored shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, Management is evaluating the impact of these rule and form amendment changes.
127

Hartford Schroders Funds
 Notes to Financial Statements – (continued)
 April 30, 2023 (Unaudited)

18.	Change in Independent Registered Public Accounting Firm:
Effective March 13, 2023, BBD, LLP (“BBD”) ceased being the independent registered public accounting firm for the Hartford Schroders Sustainable Core Bond Fund (“Sustainable Core Bond Fund”). BBD’s report on the Sustainable Core Bond Fund's financial statements for the two most recent fiscal years ended October 31, 2021 and October 31, 2022, contained no adverse opinion or disclaimer of opinion nor was BBD’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended October 31, 2022, October 31, 2021 and the subsequent interim period through March 13, 2023 (the “Covered Period”), (i) there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Sustainable Core Bond Fund’s financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On November 9, 2022, the Audit Committee of the Company’s Board of Directors participated in and approved the decision to engage PricewaterhouseCoopersLLP (“PwC”) as the independent registered public accounting firm for the Sustainable Core Bond Fund for the fiscal year ending October 31, 2023. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Company or the Board of Directors with the performance of the Sustainable Core Bond Fund’s prior independent registered public accounting firm, BBD. During the Covered Period, neither the Sustainable Core Bond Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Sustainable Core Bond Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).
19.	Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
128

Hartford Schroders Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
129

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Reapproval of Investment Management and Investment Sub-Advisory Agreements for the following Funds:
The Hartford Mutual Funds II, Inc.
Hartford Schroders China A Fund
Hartford Schroders Emerging Markets Equity Fund
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Hartford Schroders International Multi-Cap Value Fund
Hartford Schroders International Stock Fund
Hartford Schroders Sustainable Core Bond Fund
Hartford Schroders Tax-Aware Bond Fund
Hartford Schroders US MidCap Opportunities Fund
Hartford Schroders US Small Cap Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. In connection with planned changes to the meeting calendar of the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (“HMF II”), at its meeting held on November 8-10, 2022, the Board, including each of the Independent Directors, unanimously voted to approve the continuation of the following agreements for the period from November 10, 2022 through September 30, 2023: (i) an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF II, on behalf of each of the Funds and its other series, and The Hartford Mutual Funds, Inc., on behalf of its series (the “Management Agreement”); (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between HFMC and each Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.”); and (iii) a separate sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and Sub-Advisory Agreement, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., the “Sub-advisers,” and together with HFMC, the “Advisers”) on behalf of Hartford Schroders China A Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders International Stock Fund, Hartford Schroders Tax-Aware Bond Fund, and Hartford Schroders International Multi-Cap Value Fund.
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge Financial Solutions, Inc., an independent provider of investment company data, and an independent financial services consultant engaged by the Independent Directors in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described in the “Approval of Investment Management and Investment Sub-Advisory Agreements” section included in the Funds’ annual report for the year ended October 31, 2022. In addition, in advance of the November 8-10, 2022 meeting, the Board requested, and HFMC provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of Class A shares of Hartford Schroders China A Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders International Stock Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders US MidCap Opportunities Fund, and Hartford Schroders US Small Cap Opportunities Fund, and no material changes in the net expense ratio of Class I shares of  Hartford Schroders Sustainable Core Bond Fund, between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022. With respect to Hartford Schroders Emerging Markets Equity Fund, the Board noted that the Fund had a material increase in its net expense ratio for Class A shares attributable to transfer agency fees. The Board noted that HFMC reported that the Fund’s Class A shares experienced, as compared to the Fund’s other share classes, a disproportionate decrease in assets over the period for which the net expense ratios were compared. The Board further considered that in response to the increase in the Class A shares’ net expense ratio, HFMC proposed to lower the expense cap on transfer agency fees for Class A shares effective December 1, 2022. The Board noted that HFMC believes that the Hartford Schroders Emerging Markets Equity Fund continues to have reasonable and competitive management fees and net expense ratios at the Fund’s current asset level after taking into account the new expense cap on transfer agency fees for Class A shares that will remain in effect until February 29, 2024.
130

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board also considered information provided by HFMC regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s performance relative to its benchmark and its peer group since March 31, 2022 and noted that none of the Funds, except Hartford Schroders US Small Cap Opportunities Fund, experienced a material adverse change in performance relative to the Funds’ respective peer groups. The Board noted that Hartford Schroders US Small Cap Opportunities Fund’s performance, which was in the 3rd quintile versus its peer group for the 3-year period ended March 31, 2022, fell to the 4th quintile versus its peer group for the same period ended September 30, 2022. The Board further considered that Hartford Schroders Emerging Markets Multi-Sector Bond Fund’s performance improved from the 5th quintile versus its peer group for the 3-year period ended March 31, 2022 to the 4th quintile for the same period ended September 30, 2022. The Board further noted that Hartford Schroders Tax-Aware Bond Fund’s performance improved from the 5th quintile versus its peer group for the 3-year period ended March 31, 2022 to the 3rd quintile for the same period ended September 30, 2022.
The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-advisers since the August 9-10, 2022 Board meeting. The Board also noted that HFMC’s profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
* * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders Diversified Emerging Markets Fund
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on August 3-4, 2021, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (”HMF II”), including each of the Independent Directors, unanimously voted to approve (i) an amendment to the investment management agreement (the “Management Agreement”) by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF II and The Hartford Mutual Funds, Inc., with respect to the Hartford Schroders Diversified Emerging Markets Fund (the “Fund”); (ii) an amendment to the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between HFMC and the Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.”), with respect to the Fund; and (iii) an amendment to the sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”, and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., the “Sub-advisers,” and together with HFMC, the “Advisers”), with respect to the Fund.
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board and its Investment Committee considered the materials and presentations from representatives of the Advisers received at meetings held on June 15-16, 2021, June 21, 2021 and August 3-4, 2021 regarding the Fund and its investment strategy. The Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meeting on August 3-4, 2021 concerning the Agreements.
In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Fund and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
131

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with each Adviser with respect to the services it provides to other funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Hartford funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the coronavirus (COVID-19) pandemic.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide administrative services to the Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Fund’s Sub-advisers, and that HFMC had recommended to the Board that the Sub-advisers be appointed as the sub-adviser and sub-sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Hartford fund’s portfolio management team, and oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered that HFMC would oversee the Sub-advisers’ investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that HFMC would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing the Fund’s officers.
With respect to SIMNA Inc. and SIMNA Ltd., which would provide certain day-to-day portfolio management services for the Fund, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to sustainable investing and environmental, social and/or governance (ESG) criteria. The Board considered the experience of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-adviser’s method for compensating the portfolio managers. The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Fund.
The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and the Sub-advisers are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford funds’ compliance program as a result of the addition of the Fund.
The Board considered the benefits to the Fund’s future shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are exchange-traded funds or an interval fund), and the ability to combine holdings in the Fund with holdings in other Hartford funds (excluding the Hartford funds that are exchange-traded funds or an interval fund) and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders.
In considering the foregoing information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and the Sub-advisers. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by HFMC and the Sub-advisers.
132

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Performance of the Fund and the Advisers
The Board considered the investment performance of the Sub-advisers and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s portfolio manager, back-tested and model performance of the Fund’s strategy showing the portfolio management team’s expected capabilities, and the performance of the Hartford Schroders Emerging Markets Equity Fund, which is expected to have a similar investment strategy to the Fund. The Board also considered information comparing the back-tested and model performance data to the Fund’s proposed benchmark and an appropriate universe of peer funds. HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-advisers have the capability of providing satisfactory investment performance for the Fund.
Costs of the Services and Profitability of the Advisers
In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to the Fund and the estimated profitability to HFMC from the investment management and related services to be provided to the Fund. In evaluating HFMC’s estimated profitability, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of the Fund, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to HFMC would depend on the growth of the Fund’s assets under management. The Board considered representations from HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by HFMC and not the Fund. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Fund. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement.
Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the services to be rendered to and the management fees to be paid by the Fund to HFMC and the expected total expense ratios of the Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to the Fund. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Fund. In this regard, the Board requested and reviewed information from HFMC and SIMNA Inc. relating to the proposed management and sub-advisory fees, including the sub-advisory fee schedule for the Fund, and the amount of the management fee to be retained by HFMC, and expected total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s proposed contractual management fees, actual management fees and expected total expense ratios relative to an appropriate group of funds (the “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc., an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from an independent financial services consultant engaged by the Independent Directors to assist them in evaluating the Fund’s proposed management fees and estimated total expense ratios. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and the Peer Group. The Board also considered that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund’s Class SDR shares to 0.89% through September 30, 2022, unless the Board approves its earlier termination.
In considering the reasonableness of the Fund’s proposed management and sub-advisory fees and projected total expense ratios, the Board considered that the Fund’s proposed contractual management fee was below the average and median of its Peer Group for all asset levels. The Board further considered that the Fund’s proposed contractual management fees fell within the 2nd quintile of its Peer Group and actual management fees, taking into account any fee waivers, fell within the 5th quintile of its Peer Group. The Board also considered that the Fund’s estimated total expense ratio for Class SDR shares was within the 1st quintile of its Peer Group.
Based on these considerations, the Board concluded that the Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
133

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoint in the proposed management fee schedule for the Fund, which would reduce the fee rate if and when Fund assets grow over time to more than $1 billion. The Board considered HFMC’s representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce the Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board also considered that HFMC has been active in managing expenses for the Hartford funds, which has resulted in benefits being realized by shareholders. In addition, the Board considered that initially setting competitive fee rates and pricing the Fund to scale at inception are other means of sharing potential economies of scale with shareholders.
The Board reviewed and evaluated materials from HFMC showing how management fee schedules of other funds in the Peer Group reflect economies of scale for the benefit of shareholders as a fund’s assets hypothetically increase over time. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the materials provided to the Board regarding comparative breakpoint information for other funds in the Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board noted, however, that it would monitor any future growth in the Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Fund.
The Board noted that HFMC would receive fees for fund accounting and related services from the Fund. The Board also considered that Hartford Administrative Services Company, the Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from the Fund.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of the Fund. As applicable, the Board noted that, as principal underwriter, HFD would receive distribution and service fees from the Fund and would receive all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with four collective investment trust vehicles for which the Sub-advisers serve as investment adviser. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA would be involved in the distribution of the Class SDR shares of the Fund, and HFMC would compensate SFA for such services.
The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
* * * *
134

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
Approval of Investment Management and Investment Sub-Advisory Agreements for Hartford Schroders International Contrarian Value Fund and Hartford Schroders Sustainable International Core Fund
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), initially approve, and annually review and consider the continuation of, the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on May 10-11, 2022, the Board of Directors (the “Board”) of The Hartford Mutual Funds II, Inc. (”HMF II”), including each of the Independent Directors, unanimously voted to approve (i) an amendment to the investment management agreement (the “Management Agreement”) by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF II and The Hartford Mutual Funds, Inc., with respect to each of Hartford Schroders International Contrarian Value Fund and Hartford Schroders Sustainable International Core Fund (each a “Fund” and collectively, the “Funds”); (ii) an amendment to the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and between HFMC and each Fund’s sub-adviser, Schroder Investment Management North America Inc. (“SIMNA Inc.” or the “Sub-adviser”), with respect to each Fund; and (iii) an amendment to the sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., the “Sub-advisers,” and together with HFMC, the “Advisers”) with respect to each Fund.
Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board and its Investment Committee considered the materials and presentations from representatives of the Advisers received at meetings held on February 9-10, 2022 and May 10-11, 2022 regarding each Fund and its investment strategy. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meeting on May 10-11, 2022 concerning the Agreements.
In determining whether to approve the Agreements for each Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for each Fund and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel in executive session to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Nature, Extent and Quality of Services to be Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services to be provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength, and the Board’s past experience with each Adviser with respect to the services each Adviser provides to other funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Hartford funds.
With respect to HFMC, the Board noted that, under the Management Agreement, HFMC would be responsible for the management of each Fund, including oversight of fund operations and service providers. The Board also noted that HFMC would provide investment advisory services to each Fund as well as administrative services in connection with selecting, monitoring and supervising each Fund’s Sub-advisers, and that HFMC had recommended to the Board that the Sub-advisers be appointed as the sub-adviser and sub-sub-adviser to each Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered the proposed services to be provided by HFMC and, in its consideration of these services, the Board noted HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Hartford fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds
135

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

when warranted. The Board considered that HFMC would oversee the Sub-advisers’ investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser and approach to risk management with respect to each Fund and the service providers to each Fund. The Board also considered that HFMC would oversee each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that HFMC would oversee potential conflicts of interest between each Fund’s investments and those of other funds or accounts, if any, managed by such Fund’s portfolio management personnel. In addition, the Board considered that HFMC or its affiliates would be responsible for providing each Fund’s officers.
With respect to SIMNA Inc. and SIMNA Ltd., which would provide certain day-to-day portfolio management services for each Fund, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to sustainable investing and environmental, social and/or governance (ESG) criteria. The Board considered the experience of each Fund’s proposed portfolio manager(s), the number of accounts managed by the portfolio managers, and each Sub-adviser’s method for compensating the portfolio managers. The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to each Fund.
The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Hartford funds’ Chief Compliance Officer that the written compliance policies and procedures of each of HFMC and the Sub-advisers are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered HFMC’s representation that it did not anticipate making any material changes to HFMC’s and the Hartford funds’ compliance program as a result of the addition of each Fund.
The Board considered the benefits to each Fund’s future shareholders of being part of the family of Hartford funds, including, the right to exchange investments between the same class of shares and the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are exchange-traded funds). The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders.
In considering the foregoing information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with HFMC and the Sub-advisers. Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by HFMC and the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of the Sub-advisers and their portfolio management teams, including, for purposes of considering the investment skill and experience of each Fund’s portfolio manager(s), back-tested and model performance of each Fund’s strategy showing the portfolio management team’s expected capabilities, and with respect to the Hartford Schroders International Contrarian Value Fund, the performance of the international component of the Sub-advisers’ Global Recovery composite, a global deep value strategy, and with respect to the Hartford Sustainable International Core Fund, the performance of a blend of certain regional composites. With respect to each Fund, the Board also considered information comparing the back-tested and model performance data to the Fund’s proposed benchmark and an appropriate universe of peer funds. With respect to each Fund, HFMC also provided additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that HFMC and the Sub-advisers have the capability of providing satisfactory investment performance for each Fund.
Costs of the Services and Profitability of the Advisers
In considering the proposed advisory and sub-advisory fee schedules for each Fund, the Board reviewed information regarding HFMC’s estimated costs to provide investment management and related services to each Fund and the estimated profitability to HFMC from the investment management and related services to be provided to each Fund. In evaluating HFMC’s estimated profitability with respect to each Fund, the Board also considered HFMC’s representation that the level of estimated profitability of the Fund, taking into consideration the revenue and expenses of each Fund, was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability to HFMC of managing each Fund would depend on the growth of such Fund’s assets under management. The Board considered representations from
136

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

HFMC and SIMNA Inc. that SIMNA Inc.’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds.  The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Funds. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement.
Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with each Fund would not be excessive.
Comparison of Fees and Services to be Provided by the Advisers
The Board considered comparative information with respect to the services to be rendered to and the management fees to be paid by each Fund to HFMC and the estimated total expense ratios of each Fund. The Board also considered the proposed sub-advisory fees to be paid by HFMC to SIMNA Inc. with respect to each Fund. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Funds. In this regard, the Board requested and reviewed information from HFMC and SIMNA Inc. relating to the proposed management and sub-advisory fees, including the sub-advisory fee schedule for each Fund, and the amount of the management fee to be retained by HFMC, and estimated total operating expenses for each Fund. With respect to each Fund, the Board also reviewed information comparing the Fund’s proposed contractual management fees, actual management fees and estimated total expense ratios relative to an appropriate group of funds (the “Peer Group”) selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc., an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from an independent financial services consultant engaged by the Independent Directors to assist them in evaluating each Fund’s proposed management fees and estimated total expense ratios. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between each Fund and its Peer Group. With respect to each Fund, the Board also considered that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund’s Class I to 0.85% and Class SDR through 0.70% through February 29, 2024, unless the Board approves its earlier termination.
In considering the reasonableness of each Fund’s proposed management and sub-advisory fees and estimated total expense ratios, the Board considered that each Fund’s proposed contractual management fee was below the average and median of its Peer Group for all asset levels. The Board further considered that each Fund’s proposed contractual management fees fell within the 1st quintile of its Peer Group and actual management fees, taking into account any fee waivers, fell within the 1st quintile of its Peer Group. The Board also considered that each Fund’s estimated total expense ratio for Class SDR shares was within the 1st quintile of its Peer Group.
Based on these considerations, the Board concluded that each Fund’s proposed fees and estimated total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.
Economies of Scale
With respect to each Fund, the Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board reviewed the breakpoint in the proposed management fee schedule for each Fund, which would reduce the fee rate if and when Fund assets grow over time to more than $1 billion. The Board considered HFMC’s representation that each Fund could be expected to achieve some economies of scale as assets in such Fund grow. The Board recognized that a fund with assets beyond the highest breakpoint level would continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce each Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if Fund assets decline. The Board also considered that HFMC has been active in managing expenses for the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. In addition, the Board considered that initially setting competitive fee rates and pricing each Fund to scale at inception are other means of sharing potential economies of scale with shareholders.
137

Hartford Schroders Funds
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to each Fund, the Board reviewed and evaluated materials from HFMC showing how management fee schedules of other funds in the Peer Group reflect economies of scale for the benefit of shareholders as a fund’s assets hypothetically increase over time. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
The Board also considered how any benefits from economies of scale would be realized by the various parties. With respect to each Fund, the Board reviewed relevant information included in the materials provided to the Board regarding comparative breakpoint information for other funds in the Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s future shareholders. The Board noted, however, that it would monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with each Fund.
The Board noted that HFMC would receive fees for fund accounting and related services from each Fund. The Board also considered that Hartford Administrative Services Company, each Fund’s transfer agent and an affiliate of HFMC, would receive transfer agency compensation from each Fund.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, would serve as principal underwriter of each Fund. The Board considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with four collective investment trust vehicles for which the Sub-advisers serve as investment adviser. The Board also considered that Schroder Fund Advisors LLC (“SFA”), a wholly-owned subsidiary of SIMNA Inc., has entered into an additional compensation arrangement with HFMC and HFD. The Board considered that under this arrangement, SFA would be involved in the distribution of the Class SDR shares of each Fund, and HFMC would compensate SFA for such services.
The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
* * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
138

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a)	management;
b)	use; and
c)	protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information.
We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-HSE23    06/23     Printed in the U.S.A.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Response to Item 13(a)(4) for Hartford Schroders Sustainable Core Bond Fund is filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 7, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 7, 2023	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)